UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Haborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 73.2%
Advanced Materials - 0.0%

Haynes International, Inc.	743	$29,274
Rogers Corp.†	249	34,380

		63,654

Advertising Agencies - 0.2%

Omnicom Group, Inc.	3,882	269,100

Aerospace/Defense - 0.6%

AeroVironment, Inc.†	325	28,587
Boeing Co.	1,565	536,466
Cubic Corp.	943	71,385
Dassault Aviation SA	43	80,009
Kawasaki Heavy Industries, Ltd.	3,400	93,025
Lockheed Martin Corp.	23	7,370
National Presto Industries, Inc.	227	30,100
Saab AB, Series B	1,253	57,943
Spirit AeroSystems Holdings, Inc., Class A	14	1,197

		906,082

Aerospace/Defense-Equipment - 0.4%

AAR Corp.	1,966	91,753
Aerojet Rocketdyne Holdings, Inc.†	1,037	36,409
Kaman Corp.	1,540	100,424
L3 Technologies, Inc.	955	204,103
Moog, Inc., Class A	1,074	84,749
Triumph Group, Inc.#	3,030	63,024

		580,462

Agricultural Chemicals - 0.2%

CF Industries Holdings, Inc.	6,892	358,039

Agricultural Operations - 0.1%

Andersons, Inc.	1,962	80,148
Archer-Daniels-Midland Co.	58	2,923

		83,071

Airlines - 0.3%

Air France-KLM†	5,300	50,901
Allegiant Travel Co.	375	51,094
American Airlines Group, Inc.#	25	1,012
Copa Holdings SA, Class A	86	6,875
Delta Air Lines, Inc.	1,297	75,849
Hawaiian Holdings, Inc.	2,726	113,129
SkyWest, Inc.	2,684	175,265

		474,125

Airport Development/Maintenance - 0.1%

Flughafen Zurich AG	353	72,986
Fraport AG Frankfurt Airport Services Worldwide	697	62,652

		135,638

Apparel Manufacturers - 0.2%

Christian Dior SE	167	71,955
Matsuoka Corp.	2,000	66,151
Michael Kors Holdings, Ltd.†	169	12,273
Moncler SpA	3,268	147,788
Oxford Industries, Inc.	1,005	93,556
Ralph Lauren Corp.	135	17,929

		409,652

Appliances - 0.1%

iRobot Corp.†#	384	43,584
SEB SA	459	85,565

		129,149

Applications Software - 1.9%

CDK Global, Inc.	4,748	295,895
Ebix, Inc.#	287	22,860
Intuit, Inc.	2,219	487,004
Microsoft Corp.	6,677	750,028
Progress Software Corp.	642	26,277
PTC, Inc.†	400	39,976
Red Hat, Inc.†	234	34,569
salesforce.com, Inc.†	5,890	899,285
ServiceNow, Inc.†	2,762	542,346
Tableau Software, Inc., Class A†	300	33,558

		3,131,798

Athletic Equipment - 0.1%

Amer Sports Oyj	2,223	74,701
Fox Factory Holding Corp.†	546	36,064
Vista Outdoor, Inc.†	2,594	47,911

		158,676

Audio/Video Products - 0.2%

Sony Corp.	6,400	365,649
Universal Electronics, Inc.†	791	34,171

		399,820

Auto Repair Centers - 0.1%

Monro, Inc.#	1,836	130,264

Auto-Cars/Light Trucks - 0.5%

Suzuki Motor Corp.	5,700	370,903
Toyota Motor Corp.	7,100	442,831

		813,734

Auto-Heavy Duty Trucks - 0.0%

PACCAR, Inc.	366	25,042

Auto-Truck Trailers - 0.0%

Wabash National Corp.	1,273	23,219

Auto/Truck Parts & Equipment-Original - 0.8%

Allison Transmission Holdings, Inc.	7,759	385,312
American Axle & Manufacturing Holdings, Inc.†	5,473	96,927
BorgWarner, Inc.	523	22,892
Cooper-Standard Holding, Inc.†	857	118,634
Gentherm, Inc.†	1,659	81,623
Hella GmbH & Co. KGaA	825	49,796
Koito Manufacturing Co., Ltd.	4,100	253,506
Lear Corp.	1,186	192,369
Plastic Omnium SA	1,201	47,565
Schaeffler AG (Preference Shares)	3,113	42,277
Superior Industries International, Inc.	1,493	32,398
Visteon Corp.†	57	6,292

		1,329,591

Auto/Truck Parts & Equipment-Replacement - 0.1%

Dorman Products, Inc.†	1,056	85,515
Standard Motor Products, Inc.	1,131	57,421

		142,936

B2B/E-Commerce - 0.0%

ePlus, Inc.†	206	21,352

Banks-Commercial - 6.6%

ABN AMRO Group NV CVA*	5,273	142,794
Absa Group, Ltd.	616	6,814
AIB Group PLC	35,574	200,021
Akbank Turk AS	55,015	48,260
Ameris Bancorp	1,508	74,872
Associated Banc-Corp.	1,376	37,496
Banco Bilbao Vizcaya Argentaria SA	48,686	303,471
Banco Bradesco SA ADR	4,600	31,924
Banco Comercial Portugues SA†	168,951	49,184
Banco de Sabadell SA	43,180	66,260
BancorpSouth Bank	378	13,154
Bank Central Asia Tbk PT	398,500	670,930
Bank Danamon Indonesia Tbk PT	110,400	50,965
Bank Mandiri Persero Tbk PT	734,400	344,016
Bank Negara Indonesia Persero Tbk PT	305,700	161,878
Bank of Hawaii Corp.#	353	29,345
Bank of Ireland Group PLC	14,400	117,672
Bank of Montreal#	4,347	356,321
Bank OZK	563	22,779
Bank Rakyat Indonesia Persero Tbk PT	2,189,000	472,574
Banner Corp.	1,396	89,805
BB&T Corp.	7,912	408,734
BPER Banca#	8,137	35,882
CaixaBank SA	29,910	134,046
Cathay General Bancorp	277	11,717
Central Pacific Financial Corp.	1,493	42,297
Chemical Financial Corp.	368	21,020
Chiba Bank, Ltd.	18,600	122,203
Citizens Financial Group, Inc.	8,639	355,581
City Holding Co.	32	2,595
Columbia Banking System, Inc.	2,595	109,639
Commerzbank AG†	1,796	16,980
Community Bank System, Inc.#	2,604	172,203
Cullen/Frost Bankers, Inc.	452	50,122
Customers Bancorp, Inc.†	2,491	61,528
CVB Financial Corp.	3,670	88,264
Danske Bank A/S	3,950	116,214
DNB ASA	6,762	137,721
East West Bancorp, Inc.	1,174	74,420
Erste Group Bank AG	1,861	74,029
Fidelity Southern Corp.	3,780	91,854
FinecoBank Banca Fineco SpA	7,364	87,743
First BanCorp./Puerto Rico†	12,141	106,234
First Commonwealth Financial Corp.	2,808	47,034
First Financial Bancorp	3,495	109,743
First Financial Bankshares, Inc.	1,978	119,471
First Midwest Bancorp, Inc.	5,740	156,013
Fulton Financial Corp.	599	10,902
Glacier Bancorp, Inc.	2,370	108,262
Great Western Bancorp, Inc.	3,332	145,075
Grupo Financiero Banorte SAB de CV, Class O	16,200	110,494
Hancock Holding Co.†	225	11,599
Hanmi Financial Corp.	1,293	33,747
Home BancShares, Inc.	976	22,848
Hope Bancorp, Inc.	7,812	136,788
Independent Bank Corp./Massachusetts	1,008	91,829
ING Groep NV	32,198	436,900
International Bancshares Corp.	307	14,383
Intesa Sanpaolo SpA RSP	143,013	353,170
Itau Unibanco Holding SA ADR	9,000	93,780
Jyske Bank A/S	1,334	67,674
KBC Group NV	2,575	182,923
Komercni Banka AS	1,411	58,727
LegacyTexas Financial Group, Inc.	756	34,980
M&T Bank Corp.	1,957	346,683
MB Financial, Inc.	473	22,922
NBT Bancorp, Inc.	2,994	121,197
Nordea Bank AB	16,159	174,574
OFG Bancorp	2,835	45,927
Old National Bancorp	6,706	136,132
Opus Bank	99	2,807
PacWest Bancorp	658	33,222
Raiffeisen Bank International AG	1,521	43,255
Regions Financial Corp.	20,469	398,327
S&T Bancorp, Inc.	2,314	107,971
ServisFirst Bancshares, Inc.	866	37,325
Simmons First National Corp., Class A	4,319	136,480
Skandinaviska Enskilda Banken AB, Class A	11,053	117,961
Southside Bancshares, Inc.	3,064	109,078
SVB Financial Group†	438	141,364
Svenska Handelsbanken AB, Class A	16,305	197,636
Swedbank AB, Class A	4,188	97,451
Sydbank A/S	1,319	38,612
Synovus Financial Corp.	890	44,553
TCF Financial Corp.	8	203
Texas Capital Bancshares, Inc.†	342	30,404
Tompkins Financial Corp.#	79	6,942
TrustCo Bank Corp.	9,507	87,940
Trustmark Corp.	139	4,932
UMB Financial Corp.	222	16,703
Umpqua Holdings Corp.	964	20,630
Unione di Banche Italiane SpA#	17,398	64,078
United Bankshares, Inc.	631	24,861
United Community Banks, Inc.	2,648	80,340
Valley National Bancorp	1,915	23,076
Westamerica Bancorporation	1,434	91,819
Wintrust Financial Corp.	186	16,470

		10,779,778

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	8,351	435,504
Boston Private Financial Holdings, Inc.	7,000	101,150
Northern Trust Corp.	715	76,834
State Street Corp.	1,791	155,656

		769,144

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.	631	34,389

Banks-Super Regional - 2.6%

Capital One Financial Corp.	903	89,478
Comerica, Inc.	2,681	261,344
Fifth Third Bancorp	22,305	656,436
KeyCorp	8,861	186,701
National Bank Holdings Corp., Class A	1,068	42,880
PNC Financial Services Group, Inc.	3,069	440,524
SunTrust Banks, Inc.	4,942	363,534
US Bancorp	14,768	799,097
Wells Fargo & Co.	24,706	1,444,807

		4,284,801

Beverages-Non-alcoholic - 0.0%

Coca-Cola Co.	631	28,124
PepsiCo, Inc.	287	32,147

		60,271

Beverages-Wine/Spirits - 0.1%

Davide Campari-Milano SpA	8,472	74,983
Remy Cointreau SA	420	58,843

		133,826

Bicycle Manufacturing - 0.1%

Shimano, Inc.	900	138,835

Brewery - 0.2%

Asahi Group Holdings, Ltd.	5,800	261,994

Building & Construction Products-Misc. - 0.3%

American Woodmark Corp.†	212	18,009
Gibraltar Industries, Inc.†	2,035	92,389
Imerys SA	611	43,901
Nichias Corp.	6,000	78,031
Patrick Industries, Inc.†	406	25,984
Quanex Building Products Corp.	1,383	22,681
Simpson Manufacturing Co., Inc.	541	41,532
Trex Co., Inc.†	776	65,727
Wienerberger AG	2,205	60,301

		448,555

Building & Construction-Misc. - 0.1%

Comfort Systems USA, Inc.	553	31,742
HOCHTIEF AG	340	55,173
MYR Group, Inc.†	1,111	38,630
Penta-Ocean Construction Co., Ltd.	12,400	72,764
TopBuild Corp.†	501	31,202

		229,511

Building Products-Air & Heating - 0.2%

Daikin Industries, Ltd.	2,500	318,828
Johnson Controls International PLC	90	3,399
Nibe Industrier AB, Class B	6,347	73,047

		395,274

Building Products-Cement - 0.1%

Indocement Tunggal Prakarsa Tbk PT	75,300	90,610
Semen Indonesia Persero Tbk PT	115,000	73,778
US Concrete, Inc.†#	378	18,220

		182,608

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	493	24,265

Building Products-Wood - 0.1%

Boise Cascade Co.	2,181	95,309
Universal Forest Products, Inc.	2,230	83,536

		178,845

Building-Heavy Construction - 0.2%

Ackermans & van Haaren NV	415	73,991
Aegion Corp.†	2,957	73,807
Boskalis Westminster NV	1,573	45,044
Jasa Marga Persero Tbk PT	127,300	39,149
PP Persero Tbk PT	270,200	34,853
Waskita Karya Persero Tbk PT	213,700	27,492

		294,336

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	3,603	114,287

Building-Mobile Home/Manufactured Housing - 0.0%

Cavco Industries, Inc.†	128	31,411
Winnebago Industries, Inc.	515	19,029

		50,440

Building-Residential/Commercial - 0.2%

Barratt Developments PLC	16,181	113,700
Installed Building Products, Inc.†	378	17,596
M/I Homes, Inc.†	1,585	41,067
MDC Holdings, Inc.	1,695	53,732
Meritage Homes Corp.†	1,473	63,560

		289,655

Cable/Satellite TV - 0.2%

Charter Communications, Inc., Class A†	40	12,416
Comcast Corp., Class A	5,387	199,265
DISH Network Corp., Class A†	283	10,004
Modern Times Group AB, Class B	10	359
Telenet Group Holding NV†#	964	52,703

		274,747

Capacitors - 0.0%

KEMET Corp.†	787	20,336

Casino Hotels - 0.0%

Wynn Resorts, Ltd.	6	890

Cellular Telecom - 0.2%

1&1 Drillisch AG†	885	44,789
8x8, Inc.†	3,204	72,731
Sprint Corp.†#	2,412	14,737
Sunrise Communications Group AG*	593	54,084
Tele2 AB, Class B	6,574	81,086

		267,427

Chemicals-Diversified - 0.5%

AdvanSix, Inc.†	680	23,011
DowDuPont, Inc.	216	15,148
Eastman Chemical Co.	845	81,990
Huntsman Corp.	3,600	109,764
Innophos Holdings, Inc.	1,002	43,797
Innospec, Inc.	925	71,780
Koppers Holdings, Inc.†	543	19,249
Kureha Corp.	700	49,330
LyondellBasell Industries NV, Class A	2,652	299,093
Quaker Chemical Corp.	439	79,082
Westlake Chemical Corp.	23	2,175

		794,419

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.	3,349	69,994

Chemicals-Plastics - 0.1%

A. Schulman, Inc. CVR(1)(2)†	1,774	2,581
Sumitomo Bakelite Co., Ltd.	18,000	177,554

		180,135

Chemicals-Specialty - 0.6%

Balchem Corp.	1,000	110,890
FUCHS PETROLUB SE (Preference Shares)	1,302	76,245
H.B. Fuller Co.	1,705	97,168
Hawkins, Inc.	810	33,453
IMCD NV	987	73,781
Ingevity Corp.†	548	55,353
Kraton Corp.†	561	26,384
Shin-Etsu Chemical Co., Ltd.	2,400	225,182
Stepan Co.	1,130	100,807
Toray Industries, Inc.	23,900	179,331

		978,594

Circuit Boards - 0.0%

Park Electrochemical Corp.	800	17,104
TTM Technologies, Inc.†	1,309	24,478

		41,582

Coal - 0.1%

Adaro Energy Tbk PT	599,800	75,942
CONSOL Energy, Inc.†	448	19,219
SunCoke Energy, Inc.†	4,711	52,575

		147,736

Commercial Services - 0.4%

Cintas Corp.	41	8,748
HMS Holdings Corp.†	3,267	104,707
Medifast, Inc.	146	33,398
Nielsen Holdings PLC	285	7,410
Nutrisystem, Inc.#	462	17,094
Park24 Co., Ltd.	4,200	123,229
Team, Inc.†#	1,484	34,577
Wirecard AG	1,106	245,589

		574,752

Commercial Services-Finance - 0.4%

Cardtronics PLC, Class A†	2,815	98,778
EVERTEC, Inc.	2,648	63,684
Experian PLC	14,299	355,929
Green Dot Corp., Class A†	605	51,830
H&R Block, Inc.#	58	1,570
Travelport Worldwide, Ltd.	6,750	125,348

		697,139

Computer Aided Design - 0.1%

Autodesk, Inc.†	725	111,904

Computer Data Security - 0.7%

Check Point Software Technologies, Ltd.†	1,932	224,479
Fortinet, Inc.†	8,741	732,146
Gemalto NV†	1,457	84,595
Qualys, Inc.†	420	38,241

		1,079,461

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	1,028	21,177

Computer Services - 2.6%

Accenture PLC, Class A	3,081	520,905
Amdocs, Ltd.	232	15,145
Atos SE	1,666	199,569
CACI International, Inc., Class A†	1,243	242,385
Capgemini SE	1,978	254,278
Cognizant Technology Solutions Corp., Class A	3,838	301,014
Dell Technologies, Inc., Class V†	145	13,945
DXC Technology Co.	3,524	321,001
Engility Holdings, Inc.†	852	29,573
ExlService Holdings, Inc.†	469	30,054
Fujitsu, Ltd.	34,000	248,811
Insight Enterprises, Inc.†	2,061	113,644
International Business Machines Corp.	4,479	656,084
Leidos Holdings, Inc.	994	70,345
NEC Corp.	6,600	182,360
Nihon Unisys, Ltd.	6,500	158,829
Nomura Research Institute, Ltd.	1,700	84,610
NTT Data Corp.	16,900	217,201
Perspecta, Inc.	3,500	81,410
SCSK Corp.	6,300	299,379
Sopra Steria Group	309	55,020
Sykes Enterprises, Inc.†	2,793	84,460
Virtusa Corp.†	493	28,722

		4,208,744

Computer Software - 0.2%

Citrix Systems, Inc.†	23	2,623
Software AG	964	47,556
Splunk, Inc.†	1,880	240,922
TiVo Corp.	6,799	92,806

		383,907

Computers - 0.4%

Apple, Inc.	1,872	426,123
Hewlett Packard Enterprise Co.	87	1,438
HP, Inc.	8,644	213,075

		640,636

Computers-Integrated Systems - 0.4%

Agilysys, Inc.†	1,198	19,252
Cray, Inc.†	2,657	57,657
Ingenico Group SA	2,310	162,328
Mercury Systems, Inc.†	670	36,522
MTS Systems Corp.	983	53,180
OBIC Co., Ltd.	700	65,772
Otsuka Corp.	4,900	177,504
Super Micro Computer, Inc.†	1,682	34,498

		606,713

Computers-Memory Devices - 0.1%

NetApp, Inc.	84	7,292
Western Digital Corp.	1,179	74,560

		81,852

Computers-Other - 0.1%

3D Systems Corp.†#	6,278	127,757

Computers-Periphery Equipment - 0.1%

Electronics For Imaging, Inc.†	2,576	89,619

Consulting Services - 0.2%

Booz Allen Hamilton Holding Corp.	1,300	66,508
FTI Consulting, Inc.†	1,999	152,364
Kelly Services, Inc., Class A	1,543	38,899
Link And Motivation, Inc.	6,700	77,185

Navigant Consulting, Inc.	2,091	49,954

384,910

Consumer Products-Misc. - 0.1%

Central Garden & Pet Co., Class A†	880	31,971
Kimberly-Clark Corp.	804	92,894
WD-40 Co.#	403	71,512

		196,377

Containers-Metal/Glass - 0.1%

Crown Holdings, Inc.†#	1,337	57,237
Gerresheimer AG	588	49,141

		106,378

Containers-Paper/Plastic - 0.2%

KapStone Paper and Packaging Corp.	4,607	158,250
Packaging Corp. of America	235	25,831
Rengo Co., Ltd.	10,700	91,871
Sealed Air Corp.	25	1,003

		276,955

Cosmetics & Toiletries - 0.4%

Avon Products, Inc.†	19,794	39,588
Colgate-Palmolive Co.	4,131	274,340
Estee Lauder Cos., Inc., Class A	2	280
Kao Corp.	1,400	108,676
Pola Orbis Holdings, Inc.	5,100	179,930
Procter & Gamble Co.	826	68,517

		671,331

Cruise Lines - 0.1%

Carnival Corp.	1,389	85,410

Data Processing/Management - 0.1%

Bottomline Technologies (DE), Inc.†#	469	30,940
Broadridge Financial Solutions, Inc.	210	28,379
CSG Systems International, Inc.	1,394	52,066
Fidelity National Information Services, Inc.	11	1,190

		112,575

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	18	6,957

Diagnostic Equipment - 0.0%

BioTelemetry, Inc.†	501	30,962
Repligen Corp.†#	574	31,501

		62,463

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	1,576	24,743
OraSure Technologies, Inc.†	1,271	20,349

		45,092

Dialysis Centers - 0.0%

Fresenius Medical Care AG & Co. KGaA	700	70,901

Direct Marketing - 0.0%

DKSH Holding AG	593	43,194

Disposable Medical Products - 0.0%

Merit Medical Systems, Inc.†	760	44,726

Distribution/Wholesale - 0.4%

Ai Holdings Corp.	3,700	83,484
AKR Corporindo Tbk PT	76,300	18,699
Anixter International, Inc.†	1,576	113,630
Core-Mark Holding Co., Inc.	2,787	99,691
Essendant, Inc.	2,101	30,317
Fossil Group, Inc.†	2,530	57,355
G-III Apparel Group, Ltd.†	2,342	106,514
ScanSource, Inc.†	1,775	72,154
WW Grainger, Inc.	254	89,934

		671,778

Diversified Banking Institutions - 5.9%

Banco Santander SA	127,975	636,969
Bank of America Corp.	77,560	2,398,931
BNP Paribas SA	9,090	533,681
Citigroup, Inc.	13,064	930,679
Credit Agricole SA	6,902	94,472
Credit Suisse Group AG	22,302	333,984
Deutsche Bank AG	9,136	102,886
Goldman Sachs Group, Inc.	1,346	320,092
JPMorgan Chase & Co.	22,816	2,614,257
Mitsubishi UFJ Financial Group, Inc.	48,400	292,203
Morgan Stanley	8,152	398,062
Natixis SA	14,702	98,126
Societe Generale SA	4,262	174,336
Sumitomo Mitsui Financial Group, Inc.	6,300	248,405
UBS Group AG	24,399	380,995
UniCredit SpA	12,063	174,102

		9,732,180

Diversified Financial Services - 0.0%

Cembra Money Bank AG	528	49,409

Diversified Manufacturing Operations - 0.7%

3M Co.	50	10,546
Aalberts Industries NV	1,799	77,138
Actuant Corp., Class A	2,502	73,684
AZZ, Inc.	1,576	84,710
Barnes Group, Inc.	564	38,386
Dover Corp.	937	80,460
Eaton Corp. PLC	1,131	94,031
EnPro Industries, Inc.	309	23,197
Fabrinet†	2,199	105,266
Federal Signal Corp.	2,729	71,036
General Electric Co.	1,268	16,408
Harsco Corp.†	1,085	30,651
Ingersoll-Rand PLC	440	44,567
Lydall, Inc.†	585	25,038
Parker-Hannifin Corp.	7	1,229
Raven Industries, Inc.	685	33,154
Siemens AG	2,494	324,172
Standex International Corp.	253	27,299
Textron, Inc.	40	2,761
Tredegar Corp.	1,385	30,401

		1,194,134

Diversified Minerals - 1.3%

Anglo American PLC#	48,188	963,089
BHP Billiton PLC	51,220	1,091,552
Sumitomo Metal Mining Co., Ltd.	4,800	155,089

		2,209,730

Diversified Operations - 0.0%

Bollore SA	16,949	81,134

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	521	32,094

Drug Delivery Systems - 0.0%

Nektar Therapeutics†	41	2,726

E-Commerce/Products - 0.2%

Amazon.com, Inc.†	98	197,246
Delivery Hero AG†*	2,002	110,288
eBay, Inc.†	628	21,735

		329,269

E-Commerce/Services - 0.2%

Auto Trader Group PLC*	516	3,004
Autohome, Inc. ADR	581	47,997
Booking Holdings, Inc.†	58	113,190
Scout24 AG*	1,821	94,188
Shutterfly, Inc.†	1,009	78,379
Stamps.com, Inc.†	214	53,168

		389,926

E-Marketing/Info - 0.0%

New Media Investment Group, Inc.	3,942	62,678

E-Services/Consulting - 0.1%

Perficient, Inc.†	2,613	75,072
SMS Co., Ltd.	7,000	132,805

		207,877

Electric Products-Misc. - 0.2%

AMETEK, Inc.	842	64,800
Casio Computer Co., Ltd.#	11,000	176,717
Mabuchi Motor Co., Ltd.	2,400	99,469

		340,986

Electric-Distribution - 0.1%

CenterPoint Energy, Inc.	3,266	90,762

Electric-Generation - 0.0%

CEZ AS	3,049	77,281

Electric-Integrated - 0.2%

A2A SpA	29,378	50,503
AES Corp.	7,292	98,150
American Electric Power Co., Inc.	206	14,777
Entergy Corp.	1,051	87,853
Hawaiian Electric Industries, Inc.	541	19,081
PG&E Corp.	24	1,108

		271,472

Electronic Components-Misc. - 1.0%

Applied Optoelectronics, Inc.†	316	13,070
Benchmark Electronics, Inc.	2,948	76,206
Hoya Corp.	2,400	140,337
Knowles Corp.†	5,202	94,312
Methode Electronics, Inc.	1,526	60,506
Minebea Mitsumi, Inc.	16,800	315,406
Nidec Corp.	2,400	347,871
Omron Corp.	5,700	255,220
OSI Systems, Inc.†	731	56,938
Plexus Corp.†	1,855	117,403
Sanmina Corp.†	3,728	114,822

		1,592,091

Electronic Components-Semiconductors - 1.3%

Broadcom, Inc.	902	197,565
CEVA, Inc.†	592	18,115
CTS Corp.	1,461	53,984
Diodes, Inc.†	2,328	88,278
Intel Corp.	2,809	136,040
IPG Photonics Corp.†	232	40,711
Megachips Corp.#	2,100	40,106
Microchip Technology, Inc.#	896	77,083
Micron Technology, Inc.†	4,794	251,781
NVIDIA Corp.	1,021	286,574
ON Semiconductor Corp.†	8,740	186,512
Qorvo, Inc.†	42	3,364
Rambus, Inc.†	1,703	20,811
Semtech Corp.†	1,886	112,688
STMicroelectronics NV	5,500	112,967
Texas Instruments, Inc.	3,765	423,186
Xilinx, Inc.	1,071	83,356

		2,133,121

Electronic Forms - 0.1%

Adobe Systems, Inc.†	464	122,269

Electronic Measurement Instruments - 0.4%

Badger Meter, Inc.	537	29,508
FARO Technologies, Inc.†	325	22,165
FLIR Systems, Inc.	720	45,173
Itron, Inc.†	1,354	89,905
National Instruments Corp.	2,300	109,825
Sartorius AG (Preference Shares)	639	116,005
Trimble, Inc.†	1,047	44,079
Yokogawa Electric Corp.	11,400	233,828

		690,488

Electronic Security Devices - 0.0%

Alarm.com Holdings, Inc.†	378	21,278
dormakaba Holding AG	56	39,317

		60,595

Energy-Alternate Sources - 0.1%

First Solar, Inc.†	13	677
Green Plains, Inc.#	1,863	33,068
Renewable Energy Group, Inc.†#	1,499	40,398
REX American Resources Corp.†	423	34,086
Siemens Gamesa Renewable Energy SA†#	4,205	62,745
SolarEdge Technologies, Inc.†#	1,196	57,348

		228,322

Engineering/R&D Services - 0.1%

Altran Technologies SA	3,223	35,466
COMSYS Holdings Corp.	4,700	127,536
Exponent, Inc.	684	35,807

		198,809

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.	3,712	74,834
Cummins, Inc.	180	25,524

		100,358

Enterprise Software/Service - 1.3%

Donnelley Financial Solutions, Inc.†	1,784	37,268
Guidewire Software, Inc.†	2,100	211,197
LivePerson, Inc.†	2,392	64,345
ManTech International Corp., Class A	1,631	108,168
MicroStrategy, Inc., Class A†	446	66,454
Omnicell, Inc.†	543	37,331
Oracle Corp.	1,130	54,895
Oracle Corp. Japan	900	75,574
SPS Commerce, Inc.†	294	28,891
Tyler Technologies, Inc.†	1,300	321,035
Ultimate Software Group, Inc.†#	1,000	309,670
Veeva Systems, Inc., Class A†	3,130	326,647
Workday, Inc., Class A†	2,742	423,749

		2,065,224

Entertainment Software - 0.2%

Activision Blizzard, Inc.	569	41,025
Capcom Co., Ltd.	13,800	321,805

		362,830

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	1,588	110,842

Filtration/Separation Products - 0.0%

ESCO Technologies, Inc.	380	25,707

Finance-Consumer Loans - 0.1%

Encore Capital Group, Inc.†#	550	21,313
Enova International, Inc.†	1,980	65,736
PRA Group, Inc.†#	2,488	90,936
Synchrony Financial	200	6,334
World Acceptance Corp.†	300	35,583

		219,902

Finance-Credit Card - 0.2%

Discover Financial Services	110	8,593
Mastercard, Inc., Class A	387	83,422
Visa, Inc., Class A	1,706	250,594

		342,609

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	53	2,692
E*TRADE Financial Corp.†	1,236	72,751
Greenhill & Co., Inc.#	1,138	31,295
Interactive Brokers Group, Inc., Class A	1,969	122,393
INTL. FCStone, Inc.†	810	45,166
Investment Technology Group, Inc.	2,924	63,977
Piper Jaffray Cos.	759	58,443

		396,717

Finance-Leasing Companies - 0.1%

GRENKE AG	477	57,527
Tokyo Century Corp.	2,800	154,730

		212,257

Finance-Mortgage Loan/Banker - 0.1%

Aareal Bank AG	1,121	45,581
LendingTree, Inc.†#	30	7,601
Zenkoku Hosho Co., Ltd.	3,700	149,851

		203,033

Finance-Other Services - 0.1%

Bolsas y Mercados Espanoles	1,379	45,171
Cboe Global Markets, Inc.	171	17,237
Euronext NV*	998	65,567
HomeStreet, Inc.†	1,866	54,954
WageWorks, Inc.†	596	31,886

		214,815

Financial Guarantee Insurance - 0.0%

NMI Holdings, Inc., Class A†	977	21,103

Firearms & Ammunition - 0.0%

Axon Enterprise, Inc.†	749	51,127

Food-Baking - 0.0%

Aryzta AG†#	1,744	16,345

Food-Confectionery - 0.1%

Barry Callebaut AG	43	76,661
Hershey Co.	323	32,468
J.M. Smucker Co.	53	5,479

		114,608

Food-Dairy Products - 0.1%

Dean Foods Co.	5,990	45,644
Glanbia PLC	3,802	64,123

		109,767

Food-Flour & Grain - 0.0%

Seaboard Corp.	2	7,370

Food-Misc./Diversified - 0.7%

B&G Foods, Inc.#	1,897	60,609
Cal-Maine Foods, Inc.	1,167	57,708
Conagra Brands, Inc.	11,734	431,224
Darling Ingredients, Inc.†	5,188	102,619
General Mills, Inc.	177	8,144
Indofood CBP Sukses Makmur Tbk PT	96,300	56,714
Indofood Sukses Makmur Tbk PT	179,200	77,556
Ingredion, Inc.	52	5,256
J&J Snack Foods Corp.	395	57,472
John B. Sanfilippo & Son, Inc.	461	33,685
Kellogg Co.	91	6,533
Kenko Mayonnaise Co, Ltd.#	4,700	124,448
Viscofan SA	732	53,317

		1,075,285

Food-Retail - 0.4%

Colruyt SA#	1,063	63,175
Distribuidora Internacional de Alimentacion SA#	9,922	23,541
ICA Gruppen AB	6,193	188,597
Kesko Oyj, Class B	1,281	74,643
Seven & i Holdings Co., Ltd.#	5,800	236,207
SUPERVALU, Inc.†	2,310	74,590

		660,753

Food-Wholesale/Distribution - 0.1%

Calavo Growers, Inc.#	276	29,215
SpartanNash Co.	2,315	49,425
Sysco Corp.	1,329	99,436

		178,076

Footwear & Related Apparel - 0.2%

Crocs, Inc.†	1,086	22,437
Steven Madden, Ltd.	1,620	94,203
Wolverine World Wide, Inc.	5,026	196,918

		313,558

Funeral Services & Related Items - 0.1%

Matthews International Corp., Class A	1,881	97,624

Gambling (Non-Hotel) - 0.0%

International Game Technology PLC#	140	2,946

Gas-Distribution - 0.1%

Italgas SpA	9,177	49,575
Perusahaan Gas Negara Persero Tbk PT	436,100	63,358

		112,933

Gold Mining - 0.0%

AngloGold Ashanti, Ltd.	4,056	32,542
Newmont Mining Corp.	70	2,172

		34,714

Golf - 0.0%

Callaway Golf Co.	1,450	33,074

Hazardous Waste Disposal - 0.0%

US Ecology, Inc.	308	22,407

Health Care Cost Containment - 0.0%

HealthEquity, Inc.†	701	66,041

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	1,547	34,421
Sleep Number Corp.†	675	22,747

		57,168

Hotels/Motels - 0.1%

Belmond, Ltd., Class A†	5,965	99,914
Hilton Grand Vacations, Inc.†	111	3,625
Hilton Worldwide Holdings, Inc.	212	16,455
Marcus Corp.	918	37,271

		157,265

Human Resources - 0.4%

AMN Healthcare Services, Inc.†#	638	37,195
ASGN, Inc.†	638	59,073
Heidrick & Struggles International, Inc.	928	41,018
Insperity, Inc.	486	58,247
Korn/Ferry International	739	49,609
ManpowerGroup, Inc.	1,084	101,603
Recruit Holdings Co., Ltd.	5,200	158,513
Resources Connection, Inc.	2,013	33,315
Robert Half International, Inc.	212	16,574
TrueBlue, Inc.†	2,710	79,403

		634,550

Identification Systems - 0.0%

Brady Corp., Class A	1,816	73,457

Import/Export - 0.3%

ITOCHU Corp.	15,800	276,369
Mitsui & Co., Ltd.	9,400	156,723

		433,092

Independent Power Producers - 0.0%

NRG Energy, Inc.	124	4,388
Vistra Energy Corp.†	478	11,252

		15,640

Industrial Automated/Robotic - 0.8%

Cognex Corp.	733	39,435
FANUC Corp.	900	176,379
Harmonic Drive Systems, Inc.#	3,000	121,636
Keyence Corp.	1,300	735,820
Rockwell Automation, Inc.	1,075	194,532
THK Co., Ltd.	2,000	53,569
Yaskawa Electric Corp.	1,300	43,642

		1,365,013

Instruments-Controls - 0.3%

Honeywell International, Inc.	3,045	484,338
Watts Water Technologies, Inc., Class A	951	78,410

		562,748

Instruments-Scientific - 0.0%

Waters Corp.†	38	7,200

Insurance-Life/Health - 0.5%

Aflac, Inc.	1,714	79,255
American Equity Investment Life Holding Co.	4,750	176,178
Athene Holding, Ltd., Class A†	1,932	95,943
Dai-ichi Life Holdings, Inc.	12,900	245,786
Legal & General Group PLC	1,566	5,163
Poste Italiane SpA*	8,756	67,405
Principal Financial Group, Inc.	174	9,603
Prudential Financial, Inc.	829	81,449
Unum Group	925	34,114

		794,896

Insurance-Multi-line - 0.8%

Allianz SE	796	169,676
Allstate Corp.	4,661	468,757
ASR Nederland NV	2,758	131,576
Assicurazioni Generali SpA	4,819	80,241
Chubb, Ltd.	5	676
CNA Financial Corp.	103	4,625
Hartford Financial Services Group, Inc.	203	10,225
Horace Mann Educators Corp.	2,361	109,314
Loews Corp.	1,946	97,903
Mapfre SA	18,651	54,967
MetLife, Inc.	190	8,719
Storebrand ASA	8,774	77,736
United Fire Group, Inc.	1,491	73,849

		1,288,264

Insurance-Property/Casualty - 1.0%

Ambac Financial Group, Inc.†	1,595	33,702
AMERISAFE, Inc.	948	60,483
Berkshire Hathaway, Inc., Class B†	433	90,376
Employers Holdings, Inc.	1,515	69,463
Fidelity National Financial, Inc.	180	7,218
Gjensidige Forsikring ASA	3,541	59,241
James River Group Holdings, Ltd.	654	26,781

MS&AD Insurance Group Holdings, Inc.	11,700	359,603
Navigators Group, Inc.	936	65,520
ProAssurance Corp.	1,875	90,656
Progressive Corp.	1,413	95,420
RLI Corp.	1,303	100,292
Safety Insurance Group, Inc.	660	63,822
Selective Insurance Group, Inc.	1,489	95,594
Stewart Information Services Corp.	1,882	84,276
Tokio Marine Holdings, Inc.	4,900	230,954
Tryg A/S	2,266	55,678
Universal Insurance Holdings, Inc.	559	24,931

		1,614,010

Internet Content-Entertainment - 0.2%

Facebook, Inc., Class A†	1,472	258,675
Netflix, Inc.†	21	7,721

		266,396

Internet Content-Information/News - 0.1%

Kakaku.com, Inc.	600	11,092
SINA Corp.†	2,897	205,571

		216,663

Internet Gambling - 0.0%

Kindred Group PLC SDR	4,315	53,034

Internet Infrastructure Software - 0.2%

F5 Networks, Inc.†	1,625	307,320

Internet Security - 0.4%

Palo Alto Networks, Inc.†	1,694	391,568
Symantec Corp.	10,023	202,064
Trend Micro, Inc.	1,800	113,401

		707,033

Investment Companies - 0.7%

Apollo Investment Corp.	13,673	75,748
Barings BDC, Inc.	2,250	23,895
BlackRock TCP Capital Corp.	3,700	53,909
Corporate Capital Trust, Inc.	8,560	141,582
FS Investment Corp.#	15,460	118,269
Goldman Sachs BDC, Inc.#	2,537	55,839
Golub Capital BDC, Inc.#	3,762	71,854
Kinnevik AB, Class B	211	6,931
L E Lundbergforetagen AB, Class B	1,396	46,894
Main Street Capital Corp.#	3,408	137,547
Medley Capital Corp.	2,230	8,987
New Mountain Finance Corp.	4,365	60,019
Oaktree Specialty Lending Corp.	7,792	39,583
Pargesa Holding SA	711	57,768
Prospect Capital Corp.#	20,961	157,207
Solar Capital, Ltd.	2,703	58,790
Solar Senior Capital, Ltd.	4	67
Stellus Capital Investment Corp.	4	54
TCG BDC, Inc.#	3,940	66,941

		1,181,884

Investment Management/Advisor Services - 0.8%

Affiliated Managers Group, Inc.	201	29,364
Ameriprise Financial, Inc.	521	73,961
Amundi SA*	923	66,532
Ares Management LP	5,730	122,049
Azimut Holding SpA#	2,193	34,848
BlackRock, Inc.	66	31,618
Blucora, Inc.†	2,623	94,953
Hamilton Lane, Inc., Class A#	1,470	71,707
Julius Baer Group, Ltd.	685	36,411
Partners Group Holding AG	802	629,685
Virtus Investment Partners, Inc.	557	71,853
Waddell & Reed Financial, Inc., Class A#	4,674	93,573
WisdomTree Investments, Inc.#	1,978	16,259

		1,372,813

Lasers-System/Components - 0.0%

II-VI, Inc.†	703	34,974

Leisure Products - 0.1%

Yamaha Corp.	2,100	100,360

Lighting Products & Systems - 0.0%

Signify NV*	1,904	53,572

Linen Supply & Related Items - 0.1%

UniFirst Corp.	495	91,674

Machinery-Construction & Mining - 0.3%

Astec Industries, Inc.	1,259	61,250
Caterpillar, Inc.	771	107,053
Komatsu, Ltd.	6,400	182,076
United Tractors Tbk PT	69,500	162,308

		512,687

Machinery-Electrical - 0.7%

ABB, Ltd.	11,757	277,170
Disco Corp.	1,100	196,814
Franklin Electric Co., Inc.	1,244	60,832
Fuji Electric Co., Ltd.	40,000	322,203
Hitachi, Ltd.	31,000	202,416
Konecranes OYJ	1,258	49,721
Mitsubishi Electric Corp.	6,800	91,801

		1,200,957

Machinery-Farming - 0.0%

Husqvarna AB, Class B	7,768	61,752

Machinery-General Industrial - 0.6%

Albany International Corp., Class A	383	29,548
Applied Industrial Technologies, Inc.	2,063	158,954
Bucher Industries AG	123	43,121
Chart Industries, Inc.†	1,659	125,337
Duerr AG	923	42,534
DXP Enterprises, Inc.†	836	38,364
Hexagon AB, Class B	2,842	168,808
MAN SE	672	73,049
Metso Oyj	2,010	70,577
OC Oerlikon Corp. AG	3,632	52,911
Shima Seiki Manufacturing, Ltd.	1,500	70,066
Tennant Co.	909	69,584

		942,853

Machinery-Material Handling - 0.1%

Daifuku Co., Ltd.	3,000	155,792

Machinery-Pumps - 0.1%

Graco, Inc.	26	1,222
SPX FLOW, Inc.†	2,251	107,913

		109,135

Machinery-Thermal Process - 0.1%

Nissei ASB Machine Co., Ltd.#	1,900	85,415

Medical Information Systems - 0.0%

Cerner Corp.†	292	19,012
Tabula Rasa HealthCare, Inc.†#	240	21,041

		40,053

Medical Instruments - 0.6%

Ambu A/S, Class B	2,824	105,798
AngioDynamics, Inc.†	2,000	44,840
CONMED Corp.	964	77,535
CryoLife, Inc.†	922	31,993
Edwards Lifesciences Corp.†	31	4,471
Getinge AB, Class B	4,184	49,869
Intuitive Surgical, Inc.†	237	132,720
Medtronic PLC	129	12,437
Natus Medical, Inc.†	1,521	56,733
Shimadzu Corp.	10,100	299,518
Sysmex Corp.	1,000	86,761
Topcon Corp.	5,600	97,777

		1,000,452

Medical Labs & Testing Services - 0.1%

BioMerieux	799	70,207
PeptiDream, Inc.†#	3,900	152,336

		222,543

Medical Products - 0.3%

Abbott Laboratories	458	30,613
ABIOMED, Inc.†	146	59,361
CYBERDYNE, Inc.†#	5,100	40,163
GN Store Nord A/S	2,536	131,535
Inogen, Inc.†	234	61,989
Integer Holdings Corp.†	409	32,679
Invacare Corp.#	2,087	31,722
Luminex Corp.	840	23,696
Varian Medical Systems, Inc.†	197	22,068
William Demant Holding A/S†	2,038	82,888

		516,714

Medical-Biomedical/Gene - 0.6%

Acorda Therapeutics, Inc.†	2,988	86,054
AMAG Pharmaceuticals, Inc.†#	2,364	57,682
Amgen, Inc.	962	192,217
Biogen, Inc.†	173	61,154
Cambrex Corp.†	1,093	73,668
Celgene Corp.†	16	1,511
Emergent BioSolutions, Inc.†	531	32,922
H. Lundbeck A/S	1,158	67,941
Illumina, Inc.†	37	13,129
Innoviva, Inc.†	1,134	16,466
Ligand Pharmaceuticals, Inc.†#	294	76,349
Medicines Co.†#	2,334	92,450
Myriad Genetics, Inc.†#	957	47,649
Regeneron Pharmaceuticals, Inc.†	12	4,881
REGENXBIO, Inc.†	1,038	73,127
Spectrum Pharmaceuticals, Inc.†	2,860	61,576
Swedish Orphan Biovitrum AB†	3,092	98,523

		1,057,299

Medical-Drugs - 0.9%

AbbVie, Inc.	1,140	109,417
Allergan PLC	25	4,793
AstraZeneca PLC	79	5,935
Bayer AG	27	2,519
Bristol-Myers Squibb Co.	1,394	84,407
Corcept Therapeutics, Inc.†	1,457	21,884
Enanta Pharmaceuticals, Inc.†	219	19,914
Galapagos NV†	827	83,668
Ipsen SA	829	147,370
Jazz Pharmaceuticals PLC†	155	26,493
Johnson & Johnson	1,200	161,628
Kalbe Farma Tbk PT	238,400	21,768
Merck & Co., Inc.	370	25,378
Pfizer, Inc.	3,884	161,264
Recordati SpA	1,911	66,923
Roche Holding AG	77	19,130
Shionogi & Co., Ltd.	6,800	395,111
Supernus Pharmaceuticals, Inc.†#	720	31,896
Zoetis, Inc.	204	18,483

		1,407,981

Medical-Generic Drugs - 0.1%

Endo International PLC†	10,852	186,112
Momenta Pharmaceuticals, Inc.†	1,113	29,494

		215,606

Medical-HMO - 0.6%

Centene Corp.†	94	13,769
Cigna Corp.	1,182	222,618
Magellan Health, Inc.†	1,360	99,960
Tivity Health, Inc.†#	588	20,227
UnitedHealth Group, Inc.	631	169,398
WellCare Health Plans, Inc.†	1,291	390,618

		916,590

Medical-Hospitals - 0.1%

Community Health Systems, Inc.†#	7,345	28,499
Select Medical Holdings Corp.†	3,469	68,686

		97,185

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	1,743	68,099

Medical-Outpatient/Home Medical - 0.1%

Amedisys, Inc.†	395	49,379
LHC Group, Inc.†	399	39,473

		88,852

Medical-Wholesale Drug Distribution - 0.1%

AmerisourceBergen Corp.	804	72,336
Cardinal Health, Inc.	306	15,970
Diplomat Pharmacy, Inc.†#	2,873	59,356
McKesson Corp.	67	8,626
Owens & Minor, Inc.#	4,109	69,771
Premier, Inc., Class A†#	50	2,212

		228,271

Metal Processors & Fabrication - 0.2%

Aurubis AG	709	52,160
CIRCOR International, Inc.#	1,327	60,193
Mueller Industries, Inc.	3,149	100,674
VAT Group AG*	405	52,356

		265,383

Metal-Aluminum - 0.1%

Kaiser Aluminum Corp.	904	99,069

Metal-Copper - 0.0%

Freeport-McMoRan, Inc.	399	5,606
Southern Copper Corp.	1,283	55,990

		61,596

Metal-Diversified - 1.2%

Glencore PLC	224,292	911,752
Rio Tinto PLC	20,828	988,020

		1,899,772

Miscellaneous Manufacturing - 0.1%

Hillenbrand, Inc.	1,889	96,622
John Bean Technologies Corp.	406	48,030

		144,652

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.#	510	21,736
Yamaha Motor Co., Ltd.	6,500	164,796

		186,532

Multimedia - 0.1%

Walt Disney Co.	1,165	130,503

Networking Products - 0.9%

Arista Networks, Inc.†	1,253	374,622
Cisco Systems, Inc.	17,175	820,450
Extreme Networks, Inc.†	2,183	13,687
LogMeIn, Inc.	2,500	214,875
NETGEAR, Inc.†	1,744	123,562

		1,547,196

Non-Ferrous Metals - 0.1%

Materion Corp.	1,432	91,362

Office Automation & Equipment - 0.1%

Zebra Technologies Corp., Class A†	900	154,566

Office Furnishings-Original - 0.0%

Interface, Inc.	987	23,244

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	795	83,618
Societe BIC SA	489	45,267

		128,885

Oil & Gas Drilling - 0.1%

Noble Corp. PLC†#	14,060	85,766

Oil Companies-Exploration & Production - 0.7%

Aker BP ASA	2,027	71,787
Bonanza Creek Energy, Inc.†	1,037	32,147
Carrizo Oil & Gas, Inc.†#	4,769	115,505
ConocoPhillips	543	39,872
Denbury Resources, Inc.†	21,994	122,507
Exterran Corp.†	2,260	61,901
Inpex Corp.	10,900	119,193
Lundin Petroleum AB	3,464	120,338
Marathon Oil Corp.	80	1,721
PDC Energy, Inc.†	3,555	187,313
Penn Virginia Corp.†	236	20,990
SRC Energy, Inc.†#	13,392	124,680
Unit Corp.†	3,232	84,969
WPX Energy, Inc.†	1,297	24,734

		1,127,657

Oil Companies-Integrated - 0.6%

BP PLC	8,844	62,752
Chevron Corp.	2,065	244,620
China Petroleum & Chemical Corp.	338,000	339,777
Eni SpA	4,399	81,596
Exxon Mobil Corp.	1,875	150,319
Repsol SA	1,781	34,245
Royal Dutch Shell PLC, Class A (TRQX)	1,856	60,191

		973,500

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.	254	11,956
US Silica Holdings, Inc.#	4,328	91,710

		103,666

Oil Refining & Marketing - 0.1%

HollyFrontier Corp.	801	59,690
Marathon Petroleum Corp.	1,130	92,988
Valero Energy Corp.	48	5,658

		158,336

Oil-Field Services - 0.5%

Archrock, Inc.	7,155	90,511
C&J Energy Services, Inc.†#	3,220	67,459
Halliburton Co.	53	2,114
Helix Energy Solutions Group, Inc.†	8,083	75,657
Matrix Service Co.†	1,624	33,942
Newpark Resources, Inc.†	4,417	46,379
Oil States International, Inc.†	3,336	112,924
ProPetro Holding Corp.†#	1,315	20,014
Saipem SpA†#	10,790	57,650
SBM Offshore NV	3,276	52,951
SEACOR Holdings, Inc.†	766	39,411
Subsea 7 SA	4,832	65,714
TechnipFMC PLC	224	6,861
TETRA Technologies, Inc.†	6,649	30,519
TGS NOPEC Geophysical Co. ASA	1,920	72,920

		775,026

Paper & Related Products - 0.1%

BillerudKorsnas AB	3,318	39,184
Domtar Corp.	145	7,380
Neenah, Inc.	305	27,831
P.H. Glatfelter Co.	2,174	41,806
Schweitzer-Mauduit International, Inc.	1,427	58,065

		174,266

Pastoral & Agricultural - 0.1%

Charoen Pokphand Indonesia Tbk PT	292,700	98,958
Phibro Animal Health Corp., Class A	488	23,033

		121,991

Pharmacy Services - 0.1%

Express Scripts Holding Co.†	1,230	108,265

Physical Therapy/Rehabilitation Centers - 0.0%

Encompass Health Corp.	642	52,381

Pipelines - 0.0%

Koninklijke Vopak NV	1,243	64,061
ONEOK, Inc.	23	1,516
Williams Cos., Inc.	132	3,906

		69,483

Power Converter/Supply Equipment - 0.2%

Powell Industries, Inc.	469	18,362
Schneider Electric SE	1,810	147,571
SPX Corp.†	2,666	90,617
Vicor Corp.†	263	16,424

		272,974

Private Equity - 1.3%

3i Group PLC	25,280	293,788
AURELIUS Equity Opportunities SE & Co. KGaA	1,450	73,181
Brookfield Asset Management, Inc., Class A	14,840	634,083
Eurazeo SA	2,909	220,831
Intermediate Capital Group PLC	12,530	170,405
KKR & Co, Inc. Class A	21,920	571,674
Onex Corp.	2,660	190,827

		2,154,789

Publishing-Books - 0.1%

Lagardere SCA	1,957	57,699
Scholastic Corp.	1,707	71,762

		129,461

Publishing-Newspapers - 0.1%

Gannett Co., Inc.	7,070	72,680
Schibsted ASA, Class A	1,496	53,570

		126,250

Publishing-Periodicals - 0.0%

Axel Springer SE	871	63,289

Racetracks - 0.0%

Penn National Gaming, Inc.†	1,126	38,802

Real Estate Investment Trusts - 1.6%

Acadia Realty Trust	4,458	127,142
Agree Realty Corp.	813	46,398
Apollo Commercial Real Estate Finance, Inc.#	5,299	102,960
ARMOUR Residential REIT, Inc.#	1,956	46,005
Capstead Mtg. Corp.	10,004	84,034
CareTrust REIT, Inc.#	3,335	61,531
CBL & Associates Properties, Inc.#	11,611	51,785
Cedar Realty Trust, Inc.	5,224	23,351
Chatham Lodging Trust	4,057	87,023
Chesapeake Lodging Trust	2,416	79,511
Cofinimmo SA	387	50,356
Community Healthcare Trust, Inc.	1,360	42,201
Covivio	647	67,628
DiamondRock Hospitality Co.	10,581	126,549
EastGroup Properties, Inc.	373	36,282
Essex Property Trust, Inc.	7	1,724
Extra Space Storage, Inc.	187	17,243
Franklin Street Properties Corp.#	9,114	78,107
Government Properties Income Trust#	5,477	92,616
Hersha Hospitality Trust	3,472	81,939
Host Hotels & Resorts, Inc.	1,949	41,962
ICADE	591	57,659
Independence Realty Trust, Inc.	8,471	87,505
Invesco Mtg. Capital, Inc.	3,554	57,681
Kite Realty Group Trust	5,138	89,812
Lexington Realty Trust	2,886	26,955
LTC Properties, Inc.	1,529	71,022
Merlin Properties Socimi SA	6,847	95,571
National Storage Affiliates Trust	1,122	31,820
New York Mortgage Trust, Inc.	11,516	73,702
Pennsylvania Real Estate Investment Trust#	6,304	64,301
PennyMac Mtg. Investment Trust#	2,879	57,522
Prologis, Inc.	223	14,981
PS Business Parks, Inc.	190	24,782
Ramco-Gershenson Properties Trust#	2,337	32,624
Redwood Trust, Inc.	2,767	46,984
Retail Opportunity Investments Corp.#	4,328	85,435
Simon Property Group, Inc.	614	112,380
Summit Hotel Properties, Inc.	1,793	24,618
Urstadt Biddle Properties, Inc., Class A	1,873	42,611
Washington Prime Group, Inc.#	10,283	79,590
Weyerhaeuser Co.	113	3,922
Whitestone REIT#	1,887	25,739

		2,553,563

Real Estate Management/Services - 0.2%

CBRE Group, Inc., Class A†	261	12,739
Fabege AB	5,253	70,181
Fastighets AB Balder, Class B†	1,839	52,283
HFF, Inc., Class A	535	24,294
Jones Lang LaSalle, Inc.	163	24,861
RE/MAX Holdings, Inc., Class A	1,560	76,830

		261,188

Real Estate Operations & Development - 0.5%

Aroundtown SA	10,624	94,770
BUWOG AG	2,105	72,519
Castellum AB	5,124	92,673
China Vanke Co., Ltd.	1,600	5,545
Mitsui Fudosan Co., Ltd.	10,600	242,748
NTT Urban Development Corp.	11,500	127,927
Summarecon Agung Tbk PT	470,100	21,064
Tokyo Tatemono Co., Ltd.	8,700	106,646

		763,892

Recreational Vehicles - 0.0%

BRP, Inc.	200	10,440
LCI Industries	364	33,834

		44,274

Rental Auto/Equipment - 0.0%

Rent-A-Center, Inc.†	3,392	49,998
United Rentals, Inc.†	48	7,482

		57,480

Resort/Theme Parks - 0.0%

Marriott Vacations Worldwide Corp.#	306	36,414

Retail-Apparel/Shoe - 0.5%

Abercrombie & Fitch Co., Class A	3,854	83,516
Ascena Retail Group, Inc.†#	11,343	51,951
Buckle, Inc.#	1,476	38,007
Burlington Stores, Inc.†	106	17,827
Caleres, Inc.	2,635	106,665
Cato Corp., Class A	1,241	26,620
Chico’s FAS, Inc.	7,920	72,230
Children’s Place, Inc.#	497	69,953
DSW, Inc., Class A	4,193	139,459
Express, Inc.†	3,858	43,287
Foot Locker, Inc.	18	887
Gap, Inc.	24	728
Genesco, Inc.†	1,451	73,783
Guess?, Inc.	3,257	79,797
Lululemon Athletica, Inc.†	149	23,085
Ross Stores, Inc.	82	7,854
Tailored Brands, Inc.	802	18,879

		854,528

Retail-Auto Parts - 0.0%

AutoZone, Inc.†	10	7,669
O’Reilly Automotive, Inc.†	9	3,019

		10,688

Retail-Automobile - 0.4%

Asbury Automotive Group, Inc.†	1,168	87,016
Astra International Tbk PT	837,300	412,113
Copart, Inc.†	305	19,615
Group 1 Automotive, Inc.	1,137	87,651
Lithia Motors, Inc., Class A#	827	71,453

		677,848

Retail-Building Products - 0.1%

Home Depot, Inc.	940	188,724
Lowe’s Cos., Inc.	166	18,052

		206,776

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	2,323	184,818

Retail-Discount - 0.3%

Dollar General Corp.	124	13,359
Don Quijote Holdings Co., Ltd.	7,100	345,063
Target Corp.	266	23,275
Walmart, Inc.	709	67,965

		449,662

Retail-Drug Store - 0.1%

Sundrug Co., Ltd.	3,900	140,050
Walgreens Boots Alliance, Inc.	989	67,806

		207,856

Retail-Gardening Products - 0.0%

Tractor Supply Co.	279	24,630

Retail-Hair Salons - 0.0%

Regis Corp.†	1,943	41,561

Retail-Home Furnishings - 0.2%

Haverty Furniture Cos., Inc.	1,563	34,542
La-Z-Boy, Inc.	1,797	59,750
Nitori Holdings Co., Ltd.	1,100	167,015
RH†#	256	40,704

		302,011

Retail-Jewelry - 0.0%

Movado Group, Inc.	777	33,100

Retail-Major Department Stores - 0.0%

J.C. Penney Co., Inc.†#	19,998	35,396
Matahari Department Store Tbk PT	50,900	25,917

		61,313

Retail-Misc./Diversified - 0.0%

GameStop Corp., Class A	5,595	74,246

Retail-Office Supplies - 0.1%

Office Depot, Inc.	29,610	99,193

Retail-Pawn Shops - 0.0%

EZCORP, Inc., Class A†#	2,715	30,137
FirstCash, Inc.	577	46,910

		77,047

Retail-Regional Department Stores - 0.0%

Kohl’s Corp.#	108	8,544
Macy’s, Inc.	196	7,164

		15,708

Retail-Restaurants - 0.3%

BJ’s Restaurants, Inc.	314	23,770
Cannae Holdings, Inc.†	4,080	79,315
Dave & Buster’s Entertainment, Inc.†#	598	34,786
Dine Brands Global, Inc.#	644	53,722
Fiesta Restaurant Group, Inc.†	2,044	58,765
McDonald’s Corp.	1,009	163,690
Red Robin Gourmet Burgers, Inc.†#	737	30,438
Shake Shack, Inc., Class A†	302	18,256
Sonic Corp.#	1,423	51,029
Wingstop, Inc.	508	34,011

		547,782

Retail-Sporting Goods - 0.0%

Zumiez, Inc.†	1,019	31,742

Rubber & Vinyl - 0.0%

Wacker Chemie AG	327	47,161

Rubber-Tires - 0.0%

Cooper Tire & Rubber Co.#	2,132	61,508

Rubber/Plastic Products - 0.1%

Hexpol AB	4,780	51,040
Proto Labs, Inc.†	318	49,433
Sekisui Plastics Co., Ltd.†	6,300	57,438

		157,911

Satellite Telecom - 0.1%

Cellnex Telecom SA*	2,866	73,587
EchoStar Corp., Class A†	142	6,816
Eutelsat Communications SA	2,592	61,377

		141,780

Savings & Loans/Thrifts - 0.3%

Banc of California, Inc.#	1,747	35,202
Berkshire Hills Bancorp, Inc.	1,138	48,080

BofI Holding, Inc.†#	1,040	38,730
Brookline Bancorp, Inc.	1,465	26,590
Dime Community Bancshares, Inc.	1,520	27,588
New York Community Bancorp, Inc.#	7,567	81,497
Northfield Bancorp, Inc.	2,556	41,612
Northwest Bancshares, Inc.	5,406	98,497
Oritani Financial Corp.	269	4,358
People’s United Financial, Inc.	15	278
Provident Financial Services, Inc.	3,080	77,708
Sterling Bancorp	1,446	33,041
Washington Federal, Inc.	694	23,665

		536,846

Schools - 0.1%

American Public Education, Inc.†	879	30,545
Career Education Corp.†	1,218	19,427
Strategic Education, Inc.	666	92,421

		142,393

Security Services - 0.0%

Loomis AB, Series B	1,348	43,365

Semiconductor Components-Integrated Circuits - 0.7%
Analog Devices, Inc.	1,024	101,222
Marvell Technology Group, Ltd.	7,685	158,926
Maxim Integrated Products, Inc.	2,472	149,482
MaxLinear, Inc.†#	978	18,856
NXP Semiconductors NV†	3,402	316,862
Power Integrations, Inc.	928	68,069
QUALCOMM, Inc.	4,325	297,171
Renesas Electronics Corp.†	13,400	101,305

		1,211,893

Semiconductor Equipment - 0.5%

Advanced Energy Industries, Inc.†	519	30,922
Applied Materials, Inc.	132	5,679
ASM International NV	880	47,416
ASM Pacific Technology, Ltd.	15,900	167,736
BE Semiconductor Industries NV	1,424	30,909
Brooks Automation, Inc.	945	37,242
Cabot Microelectronics Corp.	323	36,412
FormFactor, Inc.†	1,442	22,279
KLA-Tencor Corp.	257	29,866
Kulicke & Soffa Industries, Inc.	1,003	25,867
Lam Research Corp.	63	10,905
Nanometrics, Inc.†	438	19,189
Photronics, Inc.†	4,041	43,239
Siltronic AG	389	56,351
Teradyne, Inc.	3,800	156,522
Veeco Instruments, Inc.†	4,204	50,448

		770,982

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	118	28,847

Soap & Cleaning Preparation - 0.1%

Unilever Indonesia Tbk PT	63,600	189,332

Software Tools - 0.4%

VMware, Inc., Class A†	3,910	599,247

Steel Pipe & Tube - 0.0%

TimkenSteel Corp.†#	2,143	30,023

Steel-Producers - 0.2%

AK Steel Holding Corp.†#	18,617	82,660
JFE Holdings, Inc.	7,100	155,374
Nucor Corp.	190	11,875

		249,909

Steel-Specialty - 0.0%

Outokumpu Oyj	6,026	35,379

Storage/Warehousing - 0.0%

Mobile Mini, Inc.	1,454	62,377

Telecom Equipment-Fiber Optics - 0.2%

Finisar Corp.†#	6,311	128,745
Oclaro, Inc.†	5,706	54,435
Viavi Solutions, Inc.†	6,712	75,174

		258,354

Telecom Services - 0.4%

China Telecom Corp., Ltd.	454,000	213,443
Telekomunikasi Indonesia Persero Tbk PT	1,264,500	299,600
Tower Bersama Infrastructure Tbk PT	133,800	50,413
XL Axiata Tbk PT†	253,300	54,684

		618,140

Telecommunication Equipment - 0.2%

Comtech Telecommunications Corp.	1,204	43,163
Juniper Networks, Inc.	8,414	239,210
Nortel Networks Corp.(1)(2)†	62	0

		282,373

Telephone-Integrated - 0.8%

AT&T, Inc.	4,395	140,376
CenturyLink, Inc.#	114	2,435
Freenet AG	2,402	63,876
Nippon Telegraph & Telephone Corp.	12,900	574,701
SoftBank Group Corp.	3,900	361,534
Telefonica Deutschland Holding AG	11,893	49,463
Verizon Communications, Inc.	1,312	71,333

		1,263,718

Television - 0.1%

ION Media Networks, Inc.(1)(2)(3)†	18	14,448
RTL Group SA	721	54,064
Surya Citra Media Tbk PT	367,100	52,336

		120,848

Textile-Apparel - 0.0%

Unifi, Inc.†	974	30,983

Tobacco - 0.3%

Altria Group, Inc.	5,580	326,542
Gudang Garam Tbk PT	12,300	60,957
Hanjaya Mandala Sampoerna Tbk PT	237,900	61,857
Philip Morris International, Inc.	555	43,229
Universal Corp.	1,344	80,371

		572,956

Tools-Hand Held - 0.0%

Snap-on, Inc.	3	530

Toys - 0.1%

Bandai Namco Holdings, Inc.	3,900	151,282
Nintendo Co., Ltd.	200	72,289

		223,571

Transactional Software - 0.3%

Amadeus IT Group SA	4,071	377,655
SimCorp A/S	764	72,270

		449,925

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	1,444	87,940

Transport-Equipment & Leasing - 0.1%

Greenbrier Cos., Inc.#	1,520	88,160

Transport-Rail - 0.2%

Central Japan Railway Co.	1,200	241,004
CSX Corp.	201	14,906
Union Pacific Corp.	241	36,300

		292,210

Transport-Services - 0.5%

bpost SA	1,837	27,826
C.H. Robinson Worldwide, Inc.	69	6,630
Echo Global Logistics, Inc.†	1,341	44,521
Expeditors International of Washington, Inc.	23	1,685
Hub Group, Inc., Class A†	2,001	105,753
Matson, Inc.	2,466	92,130
Sankyu, Inc.†	4,300	228,332
SG Holdings Co., Ltd.	11,800	279,203

		786,080

Transport-Truck - 0.1%

ArcBest Corp.	1,641	78,932
Forward Air Corp.	448	28,788
Saia, Inc.†	371	29,402

		137,122

Travel Services - 0.1%

HIS Co., Ltd.	5,100	167,537

Venture Capital - 0.1%

Hercules Capital, Inc.#	5,297	71,615
Jafco Co., Ltd.	1,200	44,659

		116,274

Veterinary Diagnostics - 0.0%

Neogen Corp.†	681	63,633

Web Hosting/Design - 0.5%

GoDaddy, Inc., Class A†	5,009	408,033
NIC, Inc.	3,025	50,820
Shopify, Inc., Class A†#	2,400	349,608

		808,461

Web Portals/ISP - 0.5%

Alphabet, Inc., Class A†	50	61,590
Alphabet, Inc., Class C†	123	149,837
Baidu, Inc. ADR†	1,484	336,096
United Internet AG	4,092	215,261

		762,784

Wire & Cable Products - 0.1%

Encore Wire Corp.	1,357	68,189
Insteel Industries, Inc.	1,025	39,309

		107,498

X-Ray Equipment - 0.0%

Varex Imaging Corp.†	1,896	59,534

Total Common Stocks
(cost $113,586,893)		120,514,992

EXCHANGE-TRADED FUNDS - 8.0%

iShares Core S&P Small-Cap ETF	431	38,924
iShares MSCI ACWI ETF#	732	54,029
iShares MSCI Brazil ETF#	37,300	1,210,385
iShares MSCI India ETF	163,000	5,815,840
iShares Russell 1000 Growth ETF	115	17,884
iShares Russell 1000 Value ETF#	449	57,068
iShares S&P SmallCap 600 Value ETF#	287	49,593
SPDR Blackstone/GSO Senior Loan ETF	125,200	5,916,952
SPDR S&P 500 ETF Trust	158	45,869

Total Exchange-Traded Funds
(cost $13,732,294)		13,206,544

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.0%
Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(1)(2)† (cost $0)	45,000	4

CLOSED END INVESTMENT TRUST - 0.0%

BB Biotech AG (cost $72,056)	1,038	72,127

ASSET BACKED SECURITIES - 7.4%
Diversified Financial Services - 7.4%

BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	555,000	549,829
Capital One Multi-Asset Execution Trust Series 2016-A6, Class A6 1.82% due 09/15/2022	1,000,000	988,233
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	200,000	200,718
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,400,000	1,379,041
Hyundai Auto Receivables Trust Series 2017-B, ClassA3 1.77% due 01/18/2022	1,000,000	984,909
Kingsland VIII, Ltd. FRS Series 2018-8A, Class B 3.83% (3 ML+1.48%) due 04/20/2031*(6)	8,100,000	7,946,205
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022	75,000	74,265

Total Asset Backed Securities
(cost $12,335,285)			12,123,200

U.S. CORPORATE BONDS & NOTES - 3.2%
Auto-Cars/Light Trucks - 0.8%

Ford Motor Credit Co. LLC FRS Senior Notes 3.27% (3 ML+0.93%) due 11/04/2019		1,270,000	1,276,617

Computers - 0.3%

Apple, Inc. FRS Senior Notes 2.42% (3 ML+0.08%) due 02/08/2019		590,000	590,368

Diversified Banking Institutions - 0.7%

JPMorgan Chase & Co. FRS Senior Notes 3.24% (3 ML+0.90%) due 04/25/2023		1,100,000	1,110,334

Finance-Credit Card - 0.8%

American Express Credit Corp. FRS Senior Notes 2.68% (3 ML+0.33%) due 05/03/2019		1,290,000	1,291,904

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		44,000	1,302
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(1)(2)†		71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(1)(2)†		69,000	7

			1,316

Telephone-Integrated - 0.6%

AT&T, Inc. FRS Senior Notes 3.29% (3 ML+0.95%) due 07/15/2021		1,000,000	1,012,418

Total U.S. Corporate Bonds & Notes
(cost $5,275,201)			5,282,957

FOREIGN CORPORATE BONDS & NOTES - 3.1%
Banks-Commercial - 1.3%

Royal Bank of Canada FRS Senior Notes 2.70% (3ML + 0.38%) due 03/02/2020		1,100,000	1,103,155
Westpac Banking Corp. FRS Senior Notes 2.75% (3 ML+0.43%) due 03/06/2020		1,075,000	1,079,232

			2,182,387

Diversified Manufacturing Operations - 0.8%

Siemens Financieringsmaatschappij NV FRS Company Guar. Notes 2.65% (3 ML+0.32%) due 09/13/2019*		1,290,000	1,293,954

Oil Companies-Integrated - 0.2%

Shell International Finance BV FRS Company Guar. Notes 2.79% (3 ML+0.45%) due 05/11/2020		311,000	313,192

Soap & Cleaning Preparation - 0.8%

Reckitt Benckiser Treasury Services PLC FRS Company Guar. Notes 2.90% (3 ML+0.56%) due 06/24/2022*		1,295,000	1,295,700

Total Foreign Corporate Bonds & Notes
(cost $5,089,862)			5,085,233

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Sovereign - 1.4%

Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	52,000	37,088
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	33,000	24,904

Government of Canada Notes 0.50% due 03/01/2022	CAD	60,000	43,496
Government of Canada Notes 0.75% due 09/01/2020	CAD	104,000	77,645
Government of Canada Bonds 0.75% due 03/01/2021	CAD	103,000	76,370
Government of Canada Bonds 0.75% due 09/01/2021	CAD	69,000	50,818
Government of Canada Bonds 1.00% due 09/01/2022	CAD	63,000	46,199
Government of Canada Bonds 1.00% due 06/01/2027	CAD	60,000	41,543
Government of Canada Bonds 1.50% due 06/01/2023	CAD	57,000	42,391
Government of Canada Bonds 1.50% due 06/01/2026	CAD	54,000	39,299
Government of Canada Senior Notes 1.75% due 03/01/2023	CAD	61,000	45,950
Government of Canada Bonds 2.00% due 09/01/2023	CAD	34,000	25,850
Government of Canada Senior Notes 2.00% due 06/01/2028	CAD	54,000	40,556
Government of Canada Bonds 2.25% due 06/01/2025	CAD	53,000	40,734
Government of Canada Bonds 2.50% due 06/01/2024	CAD	56,000	43,658
Government of Canada Bonds 2.75% due 06/01/2022	CAD	51,000	39,955
Government of Canada Bonds 5.75% due 06/01/2029	CAD	44,000	44,934
Government of Canada Bonds 5.75% due 06/01/2033	CAD	49,000	53,916
Government of Japan Senior Notes 0.50% due 03/20/2038	JPY	16,900,000	149,183
Government of Japan Senior Notes 0.60% due 06/20/2037	JPY	13,400,000	121,217
Government of Japan Senior Notes 0.60% due 09/20/2037	JPY	13,000,000	117,304
Government of Japan Senior Notes 0.60% due 12/20/2037	JPY	13,600,000	122,509
Government of Japan Senior Notes 0.70% due 03/20/2037	JPY	11,000,000	101,416
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	36,000	61,502
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	58,000	103,251
Kingdom of Spain Bonds 5.75% due 07/30/2032	EUR	80,000	137,961
Portuguese Republic Senior Notes 4.10% due 04/15/2037*	EUR	27,000	37,514
Portuguese Republic Senior Notes 4.10% due 02/15/2045*	EUR	15,000	20,807
Republic of Ireland Notes 1.70% due 05/15/2037	EUR	22,000	26,342
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	36,000	44,490
Republic of Italy Bonds 3.75% due 03/01/2021	EUR	37,000	44,806
Republic of Italy Senior Bonds 3.75% due 05/01/2021	EUR	60,000	72,593
Republic of Italy Bonds 3.75% due 08/01/2021	EUR	104,000	126,034
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	92,000	114,606
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	22,000	29,224
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	40,000	51,681

Total Foreign Government Obligations
(cost $2,307,560)			2,297,746

U.S. GOVERNMENT TREASURIES - 1.2%
United States Treasury Bonds - 0.1%

2.75% due 08/15/2047		24,000	22,791
2.75% due 11/15/2047		113,000	107,284
3.13% due 05/15/2048		23,000	23,534

			153,609

United States Treasury Notes - 1.1%

1.63% due 08/31/2022		90,000	86,256
1.75% due 05/31/2022		85,000	82,058
1.75% due 06/30/2022		107,000	103,217
1.88% due 03/31/2022		67,000	65,074
1.88% due 04/30/2022		64,000	62,113
1.88% due 07/31/2022		112,000	108,461
1.88% due 09/30/2022		126,000	121,851
2.00% due 10/31/2022		126,000	122,377
2.00% due 11/30/2022		114,000	110,665
2.00% due 02/15/2023		151,000	146,376
2.13% due 12/31/2022		138,000	134,555
2.38% due 01/31/2023		114,000	112,294
2.50% due 03/31/2023		116,000	114,822
2.63% due 02/28/2023		114,000	113,492
2.75% due 04/30/2023		130,000	130,056
2.75% due 05/31/2023		134,000	134,089

			1,747,756

Total U.S. Government Treasuries
(cost $1,898,001)			1,901,365

Total Long-Term Investment Securities
(cost $154,297,152)			160,484,168

SHORT-TERM INVESTMENT SECURITIES - 3.4%
Registered Investment Companies - 2.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87%(5)	1,389,184	1,389,184
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(4)(5)	2,516,054	2,516,054

		3,905,238

U.S. Government Treasuries - 1.0%

United States Treasury Bills 2.06% due 12/06/18(7)	1,680,000	1,670,968

Total Short-Term Investment Securities
(cost $5,576,122)		5,576,206

TOTAL INVESTMENTS
(cost $159,873,274)	100.9%	166,060,374
Liabilities in excess of other assets	(0.9)	(1,539,108)

NET ASSETS	100.0%	$164,521,266

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $11,510,032 representing 7.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $17,047 representing 0.0% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

As of August 31, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	3/5/2014	18	$0	$14,448	$802.67	0.01%

(4)

At August 31, 2018, the Fund had loaned securities with a total value of $8,219,618. This was secured by collateral of $2,516,054 which was received in cash and subsequently invested in short-term investments currently valued at $2,516,054 as reported in the Portfolio of Investments. Additional collateral of $5,967,650 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	11/01/2034 to 05/01/2048	$215,001
Federal National Mtg. Assoc.	3.00% to 4.50%	01/01/2033 to 06/01/2048	200,139
Government National Mtg. Assoc.	2.50% to 4.00%	09/20/2046 to 03/20/2048	31,338
United States Treasury Bills	0.00%	09/06/2018 to 02/28/2019	454,794
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 02/15/2048	5,066,378

(5)	The rate shown is the 7-day yield as of August 31, 2018.
(6)	Collateralized Loan Obligation
(7)	The security or a portion thereof was pledge as collateral to cover margin requirements for open future contract.

ADR - American Depositary Receipt

CVA - Certification Van Aadelen (Dutch Cert.)

ETF - Exchange-Traded Funds

RSP - Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR - Swedish Depositary Receipt

TRQX - Turquoise Stock Exchange

FRS - Floating Rate Security

The rates shown on the FRS is the current interest rates as of August 31, 2018, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

3 ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
28	Short	MSCI EAFE Index	September 2018	$2,836,601	$2,742,320	$94,281
20	Short	MSCI Emerging Markets Index	September 2018	1,121,424	1,054,900	66,524
22	Short	Russell 1000 E-Mini Growth Index	September 2018	1,634,428	1,718,640	(84,212)
60	Long	Russell 1000 E-Mini Value Index	September 2018	3,634,741	3,742,500	107,759
4	Long	Russell 2000 E-Mini Index	September 2018	337,281	348,120	10,839
63	Short	S&P 500 E-Mini Index	September 2018	8,780,973	9,141,615	(360,642)
2	Short	TOPIX Index	September 2018	319,630	312,033	7,597

						$(157,854)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International PLC	AUD	87,200	USD	63,764	12/19/2018	$1,051	$—
	CAD	986,400	USD	752,111	12/19/2018	—	(5,218)
	EUR	765,100	USD	901,148	12/19/2018	5,743	—
	JPY	68,071,800	USD	618,500	12/19/2018	1,154	—

						7,948	(5,218)

Morgan Stanley Capital Services, Inc.	EUR	720,000	USD	844,154	09/19/2018	7,562	—
	GBP	4,300,000	USD	5,733,937	09/19/2018	156,148	—
	IDR	32,020,000,000	USD	2,200,868	09/19/2018	30,906	—
	INR	467,700,000	USD	6,799,899	09/19/2018	216,803	—
	USD	10,854,056	EUR	9,280,000	09/19/2018	—	(71,309)
	USD	818,853	GBP	620,000	09/19/2018	—	(14,613)
	USD	2,279,004	IDR	32,020,000,000	09/19/2018	—	(109,042)
	USD	6,816,095	INR	467,700,000	09/19/2018	—	(232,999)
	USD	11,988,589	JPY	1,331,370,000	09/19/2018	5,161	—

						416,580	(427,963)

Net Unrealized Appreciation/(Depreciation)						$424,528	$(433,181)

AUD - Australian Dollar
CAD	- Euro Currency
EUR	- Canadian Dollar
GBP	- British Pound
IDR	- Indonesian Rupiah
INR	- Indian Rupee
JPY	- Japanese Yen
USD	- United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$177,554	$—	$2,581	$180,135
Telecommunications Equipment	282,373	—	0	282,373
Television	106,400	—	14,448	120,848
Other Industries	119,931,636	—	—	119,931,636
Exchange-Traded Funds	13,206,544	—	—	13,206,544
Preferred Securities/Capital Securities	—	—	4	4
Closed End Investment Trust	72,127	—	—	72,127
Asset Backed Securities	—	12,123,200	—	12,123,200
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	1,302	14	1,316
Other Industries	—	5,281,641	—	5,281,641
Foreign Corporate Bonds & Notes	—	5,085,233	—	5,085,233
Foreign Government Obligations	—	2,297,746	—	2,297,746
U.S. Government Treasuries	—	1,901,365	—	1,901,365
Short-Term Investment Securities:
Registered Investment Companies	3,905,238	—	—	3,905,238
U.S. Government Treasuries	—	1,670,968	—	1,670,968

Total Investments at Value	$137,681,872	$28,361,455	$17,047	$166,060,374

Other Financial Instruments:†
Futures Contracts	$287,000	$—	$—	$287,000
Forward Foreign Currency Contracts	—	424,528	—	424,528

	$287,000	$424,528	$—	$711,528

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$444,854	$—	$—	$444,854
Forward Foreign Currency Contracts	—	433,181	—	433,181

	$444,854	$433,181	$—	$878,035

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $44,089,250 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.7%
Aerospace/Defense - 3.8%

Boeing Co.	79,885	$27,383,779
Northrop Grumman Corp.	14,339	4,280,048

		31,663,827

Aerospace/Defense-Equipment - 0.5%

Harris Corp.	20,677	3,360,219
L3 Technologies, Inc.	2,400	512,928

		3,873,147

Airlines - 1.5%

Alaska Air Group, Inc.	21,510	1,451,710
American Airlines Group, Inc.#	136,707	5,533,899
Delta Air Lines, Inc.	61,608	3,602,836
United Continental Holdings, Inc.†	20,900	1,827,078

		12,415,523

Applications Software - 11.2%

Intuit, Inc.	56,729	12,450,314
Microsoft Corp.	391,750	44,005,277
Red Hat, Inc.†	42,365	6,258,581
salesforce.com, Inc.†	114,970	17,553,620
ServiceNow, Inc.†	68,545	13,459,496

		93,727,288

Auto-Cars/Light Trucks - 0.9%

Ferrari NV#	7,700	1,009,393
Tesla, Inc.†#	21,325	6,432,899

		7,442,292

Auto/Truck Parts & Equipment-Original - 0.4%

Aptiv PLC	41,578	3,659,280

Banks-Fiduciary - 0.7%

Northern Trust Corp.	7,800	838,188
State Street Corp.	56,049	4,871,219

		5,709,407

Beverages-Wine/Spirits - 0.0%

Constellation Brands, Inc., Class A	200	41,640

Casino Hotels - 0.3%

Wynn Resorts, Ltd.	19,002	2,818,757

Chemicals-Diversified - 0.2%

DowDuPont, Inc.	24,095	1,689,782

Coatings/Paint - 0.3%

Sherwin-Williams Co.	6,300	2,870,154

Commercial Services - 0.3%

Cintas Corp.	5,678	1,211,515
CoStar Group, Inc.†	3,667	1,621,401

		2,832,916

Commercial Services-Finance - 3.7%

FleetCor Technologies, Inc.†	10,237	2,188,056
Global Payments, Inc.	68,321	8,511,430
IHS Markit, Ltd.†	2,216	121,880
PayPal Holdings, Inc.†	131,480	12,139,548
S&P Global, Inc.	16,600	3,437,030
Worldpay, Inc., Class A†	46,804	4,558,242

		30,956,186

Computer Software - 0.1%

Splunk, Inc.†	4,600	589,490

Computers - 0.9%

Apple, Inc.	31,900	7,261,397

Containers-Metal/Glass - 0.0%

Ball Corp.	1,644	68,851

Cruise Lines - 0.6%

Norwegian Cruise Line Holdings, Ltd.†	14,251	763,996
Royal Caribbean Cruises, Ltd.	36,356	4,456,519

		5,220,515

Data Processing/Management - 1.3%

Fidelity National Information Services, Inc.	36,418	3,939,335
Fiserv, Inc.†	84,657	6,778,486

		10,717,821

Diagnostic Equipment - 1.9%

Danaher Corp.	72,438	7,500,230
Thermo Fisher Scientific, Inc.	35,429	8,471,074

		15,971,304

Diversified Banking Institutions - 2.3%

Citigroup, Inc.	6,000	427,440
JPMorgan Chase & Co.	58,300	6,680,014
Morgan Stanley	245,483	11,986,935

		19,094,389

Diversified Financial Services - 0.2%

ANT International Co., Ltd., Class C†(1)(2)	273,650	1,535,176

Diversified Manufacturing Operations - 0.1%

Textron, Inc.	10,490	724,125

E-Commerce/Products - 14.8%

Alibaba Group Holding, Ltd. ADR†	151,366	26,490,564
Amazon.com, Inc.†	48,699	98,016,964

		124,507,528

E-Commerce/Services - 3.4%

Booking Holdings, Inc.†	14,750	28,785,362
Ctrip.com International, Ltd. ADR†	1,380	54,027

		28,839,389

Electric-Distribution - 0.1%

Sempra Energy	4,555	528,744

Electric-Integrated - 0.2%

NextEra Energy, Inc.	10,741	1,827,044

Electronic Components-Misc. - 0.1%

Corning, Inc.	22,400	750,624

Electronic Components-Semiconductors - 1.8%

Broadcom, Inc.	2,943	644,605
Microchip Technology, Inc.#	29,632	2,549,241
NVIDIA Corp.	13,100	3,676,908
Texas Instruments, Inc.	57,200	6,429,280
Xilinx, Inc.	18,920	1,472,544

		14,772,578

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	1,600	108,064
Fortive Corp.	38,990	3,274,380

		3,382,444

Enterprise Software/Service - 0.7%

Workday, Inc., Class A†	37,185	5,746,570

Entertainment Software - 0.9%

Activision Blizzard, Inc.	50,785	3,661,599
Electronic Arts, Inc.†	30,898	3,504,142

		7,165,741

Finance-Credit Card - 6.3%

Mastercard, Inc., Class A	113,081	24,375,740
Visa, Inc., Class A#	193,264	28,388,549

		52,764,289

Finance-Investment Banker/Broker - 2.3%

Charles Schwab Corp.	114,071	5,793,666
TD Ameritrade Holding Corp.	227,237	13,309,271

		19,102,937

Finance-Other Services - 0.8%

Intercontinental Exchange, Inc.	89,994	6,860,243

Hotels/Motels - 1.1%

Hilton Worldwide Holdings, Inc.	32,905	2,554,086
Marriott International, Inc., Class A	54,823	6,933,465

		9,487,551

Industrial Gases - 0.0%

Air Products & Chemicals, Inc.	2,500	415,725

Instruments-Controls - 1.0%

Honeywell International, Inc.	51,890	8,253,623

Insurance Brokers - 0.8%

Marsh & McLennan Cos., Inc.	20,018	1,694,123
Willis Towers Watson PLC	36,665	5,399,655

		7,093,778

Insurance-Multi-line - 0.2%

Chubb, Ltd.	13,436	1,817,085

Insurance-Property/Casualty - 0.2%

Progressive Corp.	30,884	2,085,596

Internet Application Software - 1.7%

Tencent Holdings, Ltd.	323,600	14,018,028

Internet Content-Entertainment - 5.4%

Facebook, Inc., Class A†	199,893	35,127,197
Netflix, Inc.†	27,877	10,249,815

		45,377,012

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc.	300	42,588
Raymond James Financial, Inc.	12,900	1,200,216

		1,242,804

Machinery-General Industrial - 0.7%

Roper Technologies, Inc.	19,000	5,669,030

Medical Instruments - 1.6%

Intuitive Surgical, Inc.†	23,677	13,259,120

Medical Products - 3.9%

Abbott Laboratories	21,500	1,437,060
Becton Dickinson and Co.	64,918	17,000,077
Stryker Corp.	82,516	13,980,686

		32,417,823

Medical-Biomedical/Gene - 2.5%

Alexion Pharmaceuticals, Inc.†	60,557	7,402,488
Biogen, Inc.†	107	37,823
Celgene Corp.†	1,255	118,535
Illumina, Inc.†	373	132,351
Vertex Pharmaceuticals, Inc.†	73,915	13,629,926

		21,321,123

Medical-Drugs - 0.3%

Merck & Co., Inc.	28,023	1,922,098
Zoetis, Inc.	3,500	317,100

		2,239,198

Medical-HMO - 6.9%

Anthem, Inc.	39,736	10,519,311
Centene Corp.†	32,392	4,744,780
Cigna Corp.	58,405	10,999,998
Humana, Inc.	15,740	5,245,513
UnitedHealth Group, Inc.	92,094	24,723,555
WellCare Health Plans, Inc.†	5,775	1,747,342

		57,980,499

Medical-Hospitals - 0.1%

HCA Healthcare, Inc.	5,125	687,314

Real Estate Investment Trusts - 0.1%

American Tower Corp.	5,502	820,458
Equinix, Inc.	256	111,650

		932,108

Retail-Apparel/Shoe - 0.9%

Ross Stores, Inc.	76,742	7,350,349

Retail-Auto Parts - 0.0%

O’Reilly Automotive, Inc.†	326	109,347

Retail-Building Products - 0.5%

Home Depot, Inc.	20,162	4,047,925

Retail-Discount - 0.8%

Costco Wholesale Corp.	807	188,136
Dollar General Corp.	61,223	6,595,554

		6,783,690

Retail-Perfume & Cosmetics - 0.0%

Ulta Beauty, Inc.†	1,065	276,900

Retail-Restaurants - 0.7%

McDonald’s Corp.	1,220	197,921
Restaurant Brands International, Inc.#	28,178	1,617,417
Yum! Brands, Inc.	48,506	4,214,686

		6,030,024

Semiconductor Components-Integrated Circuits - 0.4%

Maxim Integrated Products, Inc.	59,587	3,603,226

Semiconductor Equipment - 0.0%

ASML Holding NV	615	126,106
Lam Research Corp.	400	69,236

		195,342

Software Tools - 0.1%

VMware, Inc., Class A†	5,178	793,580

Tobacco - 0.0%

Philip Morris International, Inc.	1,000	77,890

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	7,945	1,116,511

Transport-Rail - 0.7%

Canadian Pacific Railway, Ltd.	5,402	1,137,391
CSX Corp.	45,700	3,389,112
Kansas City Southern	6,300	730,548
Norfolk Southern Corp.	2,400	417,216
Union Pacific Corp.	2,300	346,426

		6,020,693

Transport-Services - 0.0%

FedEx Corp.	200	48,790

Web Portals/ISP - 5.9%

Alphabet, Inc., Class A†	11,725	14,442,855
Alphabet, Inc., Class C†	29,199	35,569,930

		50,012,785

Wireless Equipment - 0.0%

Motorola Solutions, Inc.	2,700	346,572

Total Long-Term Investment Securities
(cost $453,204,729)		838,242,439

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87%(4)	501,174	501,174
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(3)(4)	147,153	147,153
T. Rowe Price Government Reserve Fund 1.99%(4)	2,607,000	2,607,000

Total Short-Term Investment Securities
(cost $3,255,327)		3,255,327

TOTAL INVESTMENTS
(cost $456,460,056)	100.1%	841,497,766
Liabilities in excess of other assets	(0.1)	(928,847)

NET ASSETS	100.0%	$840,568,919

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	273,650	$1,535,176	$1,535,176	$5.61	0.18%

(3)

At August 31, 2018, the Fund had loaned securities with a total value of $35,534,895. This was secured by collateral of $147,153, which was received in cash and subsequently invested in short-term investments currently valued at $147,153 as reported in the Portfolio of Investments. Additional collateral of $36,153,666 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$2,520,962
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	2,365,598
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	376,901
United States Treasury Bills	0.00%	10/18/2018 to 02/28/2019	776,345
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	30,113,860

(4)	The rate shown is the 7-day yield as of August 31, 2018.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:	—	—	—	—
Diversified Financial Services	$—	$—	$1,535,176	$1,535,176
Other Industries	836,707,263	—	—	836,707,263
Short-Term Investment Securities	3,255,327	—	—	3,255,327

Total Investments at Value	$839,962,590	$—	$1,535,176	$841,497,766

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $14,018,028 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.0%
Aerospace/Defense - 1.5%

Spirit AeroSystems Holdings, Inc., Class A	10,720	$916,560

Aerospace/Defense-Equipment - 1.5%

United Technologies Corp.	6,943	914,393

Apparel Manufacturers - 0.7%

Hanesbrands, Inc.#	25,301	443,780

Applications Software - 1.5%

Microsoft Corp.	8,220	923,353

Banks-Fiduciary - 2.7%

Bank of New York Mellon Corp.	15,439	805,144
State Street Corp.	9,474	823,385

		1,628,529

Banks-Super Regional - 4.2%

KeyCorp	40,558	854,557
PNC Financial Services Group, Inc.	4,235	607,892
Wells Fargo & Co.	18,294	1,069,833

		2,532,282

Beverages-Non-alcoholic - 1.6%

Coca-Cola European Partners PLC	23,562	1,004,684

Building & Construction Products-Misc. - 1.0%

Owens Corning	10,914	617,951

Building Products-Air & Heating - 1.2%

Johnson Controls International PLC	18,775	709,132

Building-Residential/Commercial - 0.9%

Lennar Corp., Class A	11,096	573,330

Cable/Satellite TV - 1.6%

Comcast Corp., Class A	26,811	991,739

Chemicals-Diversified - 2.6%

DowDuPont, Inc.	13,532	948,999
LyondellBasell Industries NV, Class A	5,504	620,741

		1,569,740

Chemicals-Specialty - 0.6%

Versum Materials, Inc.	9,851	391,971

Commercial Services - 0.4%

Nielsen Holdings PLC	9,136	237,536

Computers - 1.0%

Hewlett Packard Enterprise Co.	37,564	620,933

Cruise Lines - 3.9%

Carnival Corp.	8,498	522,542
Norwegian Cruise Line Holdings, Ltd.†	16,504	884,779
Royal Caribbean Cruises, Ltd.	7,869	964,582

		2,371,903

Diversified Banking Institutions - 6.9%

Bank of America Corp.	50,819	1,571,832
Citigroup, Inc.	19,621	1,397,800
JPMorgan Chase & Co.	10,569	1,210,996

		4,180,628

Diversified Manufacturing Operations - 1.2%

General Electric Co.	57,940	749,744

Electric-Integrated - 2.5%

Dominion Energy, Inc.	12,983	918,807
Exelon Corp.	14,437	631,041

		1,549,848

Electronic Components-Semiconductors - 3.7%

Broadcom, Inc.	3,499	766,386
Microchip Technology, Inc.#	8,692	747,773
Texas Instruments, Inc.	6,357	714,527

		2,228,686

Enterprise Software/Service - 1.4%

Oracle Corp.	17,864	867,833

Finance-Consumer Loans - 2.7%

Navient Corp.	37,762	515,074
SLM Corp.†	98,985	1,160,104

		1,675,178

Finance-Credit Card - 1.9%

American Express Co.	11,061	1,172,245

Finance-Investment Banker/Broker - 2.6%

E*TRADE Financial Corp.†	14,434	849,585
Jefferies Financial Group, Inc.	30,488	707,932

		1,557,517

Industrial Gases - 2.8%

Air Products & Chemicals, Inc.	5,697	947,354
Praxair, Inc.	4,869	770,227

		1,717,581

Insurance Brokers - 1.4%

Willis Towers Watson PLC	5,804	854,755

Insurance-Property/Casualty - 2.6%

Berkshire Hathaway, Inc., Class B†	4,635	967,417
Fidelity National Financial, Inc.	14,680	588,668

		1,556,085

Medical Instruments - 1.8%

Medtronic PLC	11,135	1,073,525

Medical-Drugs - 2.4%

Merck & Co., Inc.	7,029	482,119
Pfizer, Inc.	23,987	995,940

		1,478,059

Medical-Generic Drugs - 0.7%

Teva Pharmaceutical Industries, Ltd. ADR	17,400	398,634

Medical-HMO - 5.0%

Anthem, Inc.	4,553	1,205,316
Cigna Corp.	4,199	790,839
UnitedHealth Group, Inc.	3,963	1,063,907

		3,060,062

Medical-Wholesale Drug Distribution - 0.8%

Cardinal Health, Inc.	9,463	493,874

Metal-Diversified - 0.0%

Covia Holdings Corp.†#	1,917	21,720

Oil Companies-Exploration & Production - 9.4%

ConocoPhillips	16,768	1,231,274
Hess Corp.#	19,506	1,313,534
Kosmos Energy, Ltd.†#	77,427	699,940
Occidental Petroleum Corp.	12,519	999,893
Parsley Energy, Inc., Class A†	23,873	662,953
Vermilion Energy, Inc.#	25,869	820,047

		5,727,641

Oil Companies-Integrated - 3.1%

BP PLC ADR	22,435	962,013
Chevron Corp.	7,629	903,731

		1,865,744

Oil Refining & Marketing - 1.8%

Phillips 66	9,271	1,098,706

Pharmacy Services - 2.7%

CVS Health Corp.	13,175	991,287
Express Scripts Holding Co.†	7,414	652,580

		1,643,867

Real Estate Investment Trusts - 0.6%

MGM Growth Properties LLC, Class A	10,925	335,725

Rental Auto/Equipment - 1.2%

AMERCO	1,931	723,913

Retail-Auto Parts - 2.5%

Advance Auto Parts, Inc.	5,008	821,462
O’Reilly Automotive, Inc.†	2,133	715,451

		1,536,913

Retail-Building Products - 2.0%

Lowe’s Cos., Inc.	11,106	1,207,777

Retail-Discount - 1.8%

Dollar General Corp.	10,430	1,123,624

Savings & Loans/Thrifts - 1.0%

New York Community Bancorp, Inc.#	54,657	588,656

Semiconductor Components-Integrated Circuits - 1.3%

QUALCOMM, Inc.	11,312	777,248

Tobacco - 1.9%

Altria Group, Inc.	10,407	609,018
Philip Morris International, Inc.	7,359	573,192

		1,182,210

Tools-Hand Held - 1.4%

Stanley Black & Decker, Inc.	6,296	884,777

Total Long-Term Investment Securities
(cost $45,375,682)		59,780,591

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Registered Investment Companies - 1.4%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(2) (cost $847,210)	847,210	847,210

TOTAL INVESTMENTS
(cost $46,222,892)	99.4%	60,627,801
Other assets less liabilities	0.6	386,848

NET ASSETS	100.0%	$61,014,649

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2018.
(2)

At August 31, 2018, the Fund had loaned securities with a total value of $4,179,161. This was secured by collateral of $847,210, which was received in cash and subsequently invested in short-term investments currently valued at $847,210 as reported in the Portfolio of Investments. Additional collateral of $3,447,830 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
United States Treasury Bills	0.00%	09/06/2018 to 02/28/2019	$343,407
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	3,104,423

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$59,780,591	$—	$—	$59,780,591
Short-Term Investment Securities	847,210	—	—	847,210

Total Investments at Value	$60,627,801	$—	$—	$60,627,801

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
ASSET BACKED SECURITIES - 3.0%
Diversified Financial Services - 3.0%

American Express Credit Account Master Trust FRS Series 2018-5, Class A 2.40% (1 ML + 0.34%) due 12/15/2025	$125,000	$124,962
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	125,000	125,060
Americredit Automobile Receivables Trust Series 2018-2, Class D 4.01% due 07/18/2024	110,000	110,406
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	98,763
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	112,000	112,091
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	186,000	188,177
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	230,000	223,191
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	264,101	260,734
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	115,000	113,271
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	128,000	127,409
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	200,000	200,718
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(3)	125,000	123,789
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,764,000	1,746,114
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	461,823	470,548
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	350,000	344,760
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	125,000	121,924
Ford Credit Auto Owner Trust/Ford Credit Series 2018-2, Class A 3.47% due 01/15/2030*	300,000	301,643
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	287,000	282,821
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	195,145
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	239,888
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	390,000	389,379
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	32,974
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(3)	790,000	764,739
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	206,182	204,251
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	97,542
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022	225,000	222,795
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	100,000	99,567

Total Asset Backed Securities
(cost $7,485,159)		7,322,661

U.S. CORPORATE BONDS & NOTES - 25.2%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	116,000	116,125

Aerospace/Defense - 0.1%

General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	311,000	310,821

Aerospace/Defense-Equipment - 0.4%

Harris Corp. Senior Notes 4.40% due 06/15/2028	279,000	283,485
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	213,000	208,531
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	154,000	154,794
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	301,000	304,659

		951,469

Agricultural Chemicals - 0.1%

Mosaic Co. Senior Notes 3.25% due 11/15/2022	141,000	138,393

Auto-Cars/Light Trucks - 1.7%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	490,000	487,273
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	445,000	428,069
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	413,000	408,080
Daimler Finance North America LLC Company Guar. Notes 3.10% due 05/04/2020*	734,000	732,644
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	627,000	607,790
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	445,000	434,009
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	333,000	321,513
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	749,000	747,792

		4,167,170

Banks-Commercial - 2.2%

Associated Bank NA Senior Notes 3.50% due 08/13/2021	274,000	273,658
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	846,000	865,898
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	541,227
Discover Bank Sub. Notes 4.68% due 08/09/2028	268,000	267,828
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	541,000	542,349
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	257,727
Regions Bank Senior Notes 3.37% due 08/13/2021	364,000	364,079
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	216,000	209,552
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	869,000	1,133,944
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023	334,000	324,705
SunTrust Bank Senior Notes 3.50% due 08/02/2022	226,000	226,094
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	141,000	135,008
ZB NA Senior Notes 3.50% due 08/27/2021	250,000	249,721

		5,391,790

Banks-Super Regional - 1.0%

Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026#	205,000	192,531
Citibank NA Senior Notes 2.13% due 10/20/2020	429,000	419,856
Huntington National Bank Senior Notes 2.38% due 03/10/2020	254,000	251,253
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	734,000	700,142
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	115,000	114,178
Wells Fargo Bank NA Senior Notes 2.60% due 01/15/2021	397,000	391,651
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023	429,000	430,552

		2,500,163

Beverages-Non-alcoholic - 0.3%

Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*	144,000	144,886
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	370,000	374,949
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028*	206,000	209,084
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038*	118,000	120,623

		849,542

Brewery - 0.7%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	403,000	398,390

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	274,000	268,326
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	129,000	131,015
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	642,000	658,781
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	185,000	182,175

		1,638,687

Broadcast Services/Program - 0.3%

Discovery Communications LLC Company Guar. Notes 3.50% due 06/15/2022*	267,000	264,672
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024*	271,000	267,579
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	103,000	100,429

		632,680

Building & Construction Products-Misc. - 0.2%

Owens Corning Senior Notes 4.30% due 07/15/2047	401,000	332,786
Owens Corning Company Guar. Notes 4.40% due 01/30/2048	121,000	101,920

		434,706

Building Products-Cement - 0.2%

CRH America Finance, Inc. Company Guar. Notes 3.95% due 04/04/2028*	215,000	210,256
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	90,000	79,598
Vulcan Materials Co. Senior Notes 4.70% due 03/01/2048*	218,000	206,150

		496,004

Building Products-Wood - 0.1%

Masco Corp. Senior Notes 4.50% due 05/15/2047	147,000	130,817

Building-Residential/Commercial - 0.1%

Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	250,000	228,750

Cable/Satellite TV - 0.4%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038#	39,000	37,607
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	75,000	70,653
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	135,000	133,040
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	129,000	138,088
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	401,000	401,167
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	84,000	77,939
Comcast Corp. Company Guar. Notes 4.00% due 03/01/2048	146,000	132,264

		990,758

Cellular Telecom - 0.2%

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 03/20/2025*	580,000	580,000

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	234,284

Coatings/Paint - 0.0%

RPM International, Inc. Senior Notes 4.25% due 01/15/2048	36,000	32,088

Commercial Services - 0.1%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	290,000	279,690

Computer Services - 0.5%

IBM Credit LLC Senior Notes 1.63% due 09/06/2019	351,000	347,413
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	794,000	787,079

		1,134,492

Computers - 0.4%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	238,000	237,584
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	510,000	603,092
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	39,000	40,367

		881,043

Diversified Banking Institutions - 3.0%

Bank of America Corp. Senior Notes 3.55% due 03/05/2024	396,000	393,575
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	321,000	322,645
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	868,000	848,607
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	386,659
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	304,000	294,848
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	533,000	528,448
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	215,000	219,687
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	114,000	112,676
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	131,000	148,960
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	266,000	258,813
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	308,000	287,646
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	308,000	356,900
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	514,000	623,044
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	408,000	401,735
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	457,000	426,948
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	1,601,000	1,665,472

		7,276,663

Diversified Manufacturing Operations - 0.1%

Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027	230,000	221,907

Electric-Distribution - 0.1%

Entergy Louisiana LLC Collateral Trust Bonds 4.20% due 09/01/2048	239,000	241,626

Electric-Generation - 0.2%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	451,000	468,187

Electric-Integrated - 1.9%

Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	300,000	323,490
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	190,000	187,311
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	267,000	263,847
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	165,000	164,408
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	242,000	237,864
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	329,000	338,205
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	726,000	941,922
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	177,000	172,827
Indiana Michigan Power Co. Senior Notes 4.25% due 08/15/2048	203,000	204,531
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	324,000	313,084
Nevada Power Co. General Ref. Mtg. 2.75% due 04/15/2020	207,000	206,691
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027	229,000	210,349
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	281,000	283,644

Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	193,000	195,531
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	127,000	123,861
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	439,000	450,397
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	176,000	171,621

		4,789,583

Electronic Components-Misc. - 0.0%

Jabil, Inc. Senior Notes 3.95% due 01/12/2028#	33,000	31,528

Electronic Components-Semiconductors - 0.2%

Intel Corp. Senior Notes 2.45% due 07/29/2020	378,000	375,600

Electronic Measurement Instruments - 0.1%

Trimble, Inc. Senior Notes 4.90% due 06/15/2028	292,000	297,953

Electronic Security Devices - 0.0%

Allegion US Holding Co., Inc. Company Guar. Notes 3.20% due 10/01/2024	83,000	78,396

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 2.95% due 11/15/2024	640,000	622,689
Oracle Corp. Senior Notes 3.90% due 05/15/2035	75,000	73,588

		696,277

Finance-Credit Card - 0.2%

American Express Co. Senior Notes 2.50% due 08/01/2022	499,000	480,631

Finance-Investment Banker/Broker - 0.1%

Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	174,000	158,676
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	2,634
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(4)(5)†	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(4)(5)†	112,000	11

		161,330

Finance-Other Services - 0.3%

Intercontinental Exchange, Inc. Senior Notes 4.25% due 09/21/2048	104,000	104,242
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	352,000	346,245
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	192,000	185,100
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	146,000	142,018

		777,605

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	111,000	106,097

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	254,000	258,810

Food-Retail - 0.1%

Kroger Co. Senior Notes 4.65% due 01/15/2048#	291,000	279,559

Gas-Distribution - 0.0%

NiSource, Inc. Senior Notes 4.38% due 05/15/2047	94,000	93,036

Insurance-Life/Health - 0.1%

AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*	94,000	88,535
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	80,000	67,031

		155,566

Insurance-Multi-line - 0.3%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	165,000	191,803
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	485,000	484,278

		676,081

Insurance-Mutual - 0.3%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	102,000	98,515
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	192,302
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*#	498,000	487,431

		778,248

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	273,000	268,644

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	198,000	192,908
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023#	286,000	288,288

		481,196

Machinery-Electrical - 0.1%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	341,000	340,618

Machinery-Farming - 0.2%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	167,000	167,527
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022	68,000	68,884
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	238,000	234,463

		470,874

Machinery-General Industrial - 0.2%

Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	471,000	470,917

Medical Instruments - 0.1%

Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	318,000	315,955

Medical Labs & Testing Services - 0.6%

Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	322,000	311,178
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	404,000	385,217
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	545,574
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	268,000	266,531

		1,508,500

Medical-Biomedical/Gene - 0.1%

Celgene Corp. Senior Notes 3.63% due 05/15/2024	175,000	172,966
Celgene Corp. Senior Notes 4.55% due 02/20/2048	178,000	168,418

		341,384

Medical-Drugs - 0.4%

Bayer US Finance II LLC Company Guar. Notes 4.63% due 06/25/2038*#	719,000	700,962
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	215,000	215,375

		916,337

Medical-Generic Drugs - 0.3%

Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	156,000	153,212
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	561,000	525,344

		678,556

Medical-HMO - 0.4%

UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	957,000	924,071
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	172,000	173,861

		1,097,932

Metal Processors & Fabrication - 0.1%

Timken Co. Senior Notes 4.50% due 12/15/2028	131,000	130,897

Multimedia - 0.0%

Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	24,000	22,472

Networking Products - 0.4%

Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	933,000	917,682

Oil Companies-Exploration & Production - 0.6%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	377,000	438,059

Apache Corp. Senior Notes 4.38% due 10/15/2028	223,000	219,835
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	295,000	301,818
Hess Corp. Senior Notes 5.60% due 02/15/2041	234,000	237,447
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	267,000	315,491

		1,512,650

Oil Companies-Integrated - 0.3%

Chevron Corp. Senior Notes 3.19% due 06/24/2023	720,000	720,185

Oil-Field Services - 0.0%

Halliburton Co. Senior Notes 4.85% due 11/15/2035	73,000	76,531

Paper & Related Products - 0.5%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	380,000	404,117
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	372,498
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	235,000	245,632
International Paper Co. Senior Notes 5.00% due 09/15/2035	106,000	109,379

		1,131,626

Petrochemicals - 0.1%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	202,000	200,778

Pharmacy Services - 0.3%

CVS Health Corp. Senior Notes 4.78% due 03/25/2038	283,000	282,038
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	181,000	184,709
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	118,819	118,026
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	124,662	133,005
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	123,260	132,491

		850,269

Pipelines - 0.9%

Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047#	386,000	383,901
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	98,000	91,360
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041	29,000	30,316
Energy Transfer Partners LP Company Guar. Notes 6.63% due 10/15/2036	281,000	314,388
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	170,000	165,152
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	179,000	151,584
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024	247,000	250,150
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	260,000	306,769
MPLX LP Senior Notes 4.00% due 03/15/2028	318,000	306,694
Northern Natural Gas Co. Senior Notes 4.30% due 01/15/2049*	121,000	120,604
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026#	183,000	183,334

		2,304,252

Real Estate Investment Trusts - 0.2%

EPR Properties Company Guar. Notes 4.95% due 04/15/2028	89,000	88,455
Kimco Realty Corp. Senior Notes 4.25% due 04/01/2045	116,000	105,179
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024#	135,000	130,936
Welltower, Inc. Senior Notes 3.95% due 09/01/2023	158,000	159,141

		483,711

Retail-Automobile - 0.1%

AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	226,000	215,432

Retail-Discount - 0.2%

Wal-Mart Stores, Inc. Senior Bonds 1.90% due 12/15/2020	496,000	486,651

Retail-Restaurants - 0.1%

McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	270,000	270,657

Savings & Loans/Thrifts - 0.6%

Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	393,000	392,849
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	658,000	690,713
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	444,146

		1,527,708

Semiconductor Components-Integrated Circuits - 0.1%

QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	265,000	258,132

Steel Pipe & Tube - 0.0%

Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	92,000	84,996

Telephone-Integrated - 0.9%

AT&T, Inc. Senior Notes 4.50% due 05/15/2035	660,000	613,647
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*	569,000	545,006
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	96,000	92,876
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	801,000	848,346

		2,099,875

Television - 0.1%

CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	276,000	268,902

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 3.25% due 09/15/2026	169,000	156,595

Transport-Marine - 0.1%

Kirby Corp. Senior Notes 4.20% due 03/01/2028	211,000	208,517

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 5.10% due 8/1/2118	248,000	246,712

Transport-Services - 0.1%

CH Robinson Worldwide, Inc. Senior Notes 4.20% due 04/15/2028	214,000	212,258
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	157,000	143,472

		355,730

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	338,000	334,648

Total U.S. Corporate Bonds & Notes
(cost $62,664,686)		62,120,676

FOREIGN CORPORATE BONDS & NOTES - 7.3%
Agricultural Chemicals - 0.1%

Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*	240,000	240,786

Auto-Cars/Light Trucks - 0.1%

Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	239,000	231,230

Auto/Truck Parts & Equipment-Original - 0.3%

Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*	740,000	734,828

Banks-Commercial - 1.3%

Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	486,000	475,577
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	705,000	697,709
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*#	239,000	237,942
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	336,000	333,467
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	471,000	400,583
National Australia Bank, Ltd. Senior Notes 3.63% due 06/20/2023#	351,000	351,230
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	296,000	289,353

United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*	206,000	205,458
Westpac Banking Corp. Senior Notes 3.05% due 05/15/2020#	203,000	202,832

		3,194,151

Building Societies - 0.1%

Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*#	250,000	230,900

Cellular Telecom - 0.1%

SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	200,000	199,739
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	100,000	99,320

		299,059

Chemicals-Diversified - 0.1%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	209,000	191,757

Diversified Banking Institutions - 1.7%

Banco Santander SA Senior Notes 3.85% due 04/12/2023	200,000	196,766
Barclays PLC Sub. Notes 4.84% due 05/09/2028	200,000	190,098
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	276,000	271,625
Credit Suisse Group AG Senior Notes 4.21% due 06/12/2024*	258,000	259,337
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	100,000	93,430
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	244,000	236,654
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025	100,000	100,026
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	297,000	286,775
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023#	858,000	854,643
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	200,000	194,479
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	270,000	270,683
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	625,000	617,111
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	746,000	651,538

		4,223,165

Diversified Financial Services - 0.4%

GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	469,000	459,429
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	449,000	432,822

		892,251

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	398,000	393,358

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	207,000	190,948

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	128,383
Korea East-West Power Co., Ltd. Senior Notes 3.88% due 07/19/2023*	209,000	209,739

		338,122

Electric-Integrated - 0.5%

EDP Finance BV Senior Notes 3.63% due 07/15/2024*	393,000	378,968
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	600,000	540,768
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	416,000	383,077

		1,302,813

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	101,000	100,411
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027	156,000	141,570

		241,981

Insurance-Life/Health - 0.2%

Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	525,000	492,965

Insurance-Multi-line - 0.1%

XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	183,000	197,065

Insurance-Property/Casualty - 0.0%

Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	97,000	97,868

Machinery-Farming - 0.2%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027	250,000	240,594
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	163,000	166,371

		406,965

Machinery-Pumps - 0.1%

Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028*	175,000	172,942

Medical-Drugs - 0.1%

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	192,000	183,348

Oil Companies-Integrated - 0.5%

BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	335,000	334,489
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	270,000	261,016
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	533,000	493,387
Suncor Energy, Inc. Senior Notes 5.95% due 12/01/2034	124,000	144,925

		1,233,817

SupraNational Banks - 0.2%

European Investment Bank Senior Notes 1.63% due 08/14/2020	498,000	487,388

Telephone-Integrated - 0.6%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	972,000	1,064,340
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	362,000	346,193
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	204,000	202,635

		1,613,168

Transport-Rail - 0.1%

Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021	204,000	202,177
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	140,000	167,761

		369,938

Total Foreign Corporate Bonds & Notes
(cost $18,582,390)		17,960,813

U.S. GOVERNMENT AGENCIES - 40.0%
Federal Home Loan Bank - 0.1%

5.50% due 07/15/2036	250,000	323,527

Federal Home Loan Mtg. Corp. - 14.2%

2.50% due 01/01/2028	211,592	207,057
2.50% due 04/01/2028	524,444	513,198
2.50% due 03/01/2031	685,894	666,574
2.50% due 10/01/2032	902,717	877,182
3.00% due 08/01/2027	141,267	141,183
3.00% due 10/01/2042	485,452	474,274
3.00% due 11/01/2042	605,906	591,844
3.00% due 04/01/2043	664,430	648,422
3.00% due 05/01/2043	826,580	806,777
3.00% due 08/01/2043	633,599	618,365
3.00% due 07/01/2045	853,523	828,963
3.00% due 10/01/2045	422,764	410,254
3.00% due 08/01/2046	2,542,074	2,464,064
3.50% due 01/01/2032	1,538,534	1,557,916
3.50% due 11/01/2041	571,816	573,107
3.50% due 03/01/2042	194,131	194,573
3.50% due 04/01/2042	1,098,336	1,100,837
3.50% due 06/01/2042	1,278,862	1,281,775
3.50% due 08/01/2042	250,048	250,616
3.50% due 03/01/2045	920,565	918,540
3.50% due 07/01/2045	1,124,453	1,121,444
3.50% due 08/01/2045	674,092	673,175
3.50% due 11/01/2045	442,622	441,438
3.50% due 12/01/2046	855,180	851,537
3.50% due 11/01/2047	6,501,458	6,470,885
4.00% due 09/01/2040	282,884	290,594
4.00% due 10/01/2045	813,831	830,417
4.00% due 11/01/2045	936,156	955,223
4.50% due 04/01/2044	158,846	165,282
4.50% due 09/01/2044	1,238,110	1,287,985
4.50% due 03/01/2046	233,906	243,123
5.00% due 10/01/2033	484	515
5.00% due 06/01/2039	361,362	386,251
5.00% due 11/01/2043	459,655	490,867
5.50% due 11/01/2018	132	132
5.50% due 02/01/2035	69,625	74,425
6.00% due 10/01/2033	95,851	103,977
6.00% due 03/01/2040	566	625
6.50% due 02/01/2035	1,834	2,026

6.50% due 01/01/2036	12,183	13,455
6.75% due 09/15/2029	500,000	664,650
6.75% due 03/15/2031	250,000	340,222
Federal Home Loan Mtg. Corp. FRS
3.99% (6 ML+1.49%) due 02/01/2037	44,962	46,369
4.09% (12 ML+1.88%) due 11/01/2037	391,014	411,787
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	766,506	755,467
Series 4800, Class KG 3.50% due 11/15/2045(2)	100,000	99,093
Series 3820, Class DA 4.00% due 11/15/2035(2)	587,108	591,824
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.74% (6.80%-1 ML) due 09/15/2039(2)(6)(7)	220,254	21,109
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 3.26% (1 ML+1.20%) due 08/25/2029(2)	786,599	791,806
Series 2015-DNA1, Class M2 3.91% (1 ML+1.85%) due 10/25/2027(2)	272,412	277,385
Series 2014-DN1, Class M2 4.26% (1 ML+2.20%) due 02/25/2024(2)	418,448	430,124
Series 2014-HQ2, Class M2 4.26% (1 ML+2.20%) due 09/25/2024(2)	555,756	573,010
Series 2016-HQA1, Class M2 4.81% (1 ML+2.75%) due 09/25/2028(2)	324,657	331,627
Series 2015-HQA2, Class M2 4.86% (1 ML+2.80%) due 05/25/2028(2)	24,768	25,447

		34,888,817

Federal National Mtg. Assoc. - 22.6%

2.50% due 04/01/2028	309,234	302,814
2.50% due 01/01/2032	726,172	706,192
3.00% due 10/01/2027	84,177	84,185
3.00% due 12/01/2027	723,779	722,069
3.00% due 01/01/2028	621,740	621,803
3.00% due 10/01/2030	504,127	502,937
3.00% due 07/01/2032	343,018	341,205
3.00% due 10/01/2032	2,327,704	2,315,401
3.00% due 03/01/2042	691,935	675,932
3.00% due 12/01/2042	685,438	669,589
3.00% due 02/01/2045	590,559	574,213
3.00% due 09/01/2046	98,017	94,952
3.00% due 01/01/2047	1,392,049	1,348,299
3.00% due 02/01/2048	4,272,818	4,138,304
3.50% due 08/01/2026	137,027	138,588
3.50% due 09/01/2026	39,303	39,754
3.50% due 08/01/2027	43,704	44,203
3.50% due 10/01/2028	434,846	441,308
3.50% due 03/01/2033	1,513,186	1,531,147
3.50% due 12/01/2041	413,806	414,786
3.50% due 08/01/2042	1,257,613	1,257,425
3.50% due 07/01/2045	443,679	442,259
3.50% due 08/01/2045	517,010	515,352
3.50% due 09/01/2045	439,725	438,315
3.50% due 10/01/2045	710,619	708,339
3.50% due 11/01/2045	336,084	335,059
3.50% due 12/01/2045	2,487,653	2,479,675
3.50% due 02/01/2046	741,376	738,923
3.50% due 03/01/2046	399,882	397,861
3.50% due 07/01/2046	1,704,125	1,700,244
3.50% due 01/01/2047	2,614,335	2,602,444
3.50% due 04/01/2048	2,550,533	2,540,769
4.00% due 07/01/2040	106,862	109,090
4.00% due 10/01/2040	77,093	79,071
4.00% due 12/01/2040	1,074,895	1,102,258
4.00% due 10/01/2041	485,101	497,576
4.00% due 11/01/2041	510,945	524,212
4.00% due 01/01/2043	577,752	593,576
4.00% due 10/01/2043	764,381	782,827
4.00% due 10/01/2044	1,044,578	1,065,929
4.00% due 02/01/2045	1,157,514	1,187,107
4.00% due 06/01/2046	335,101	341,486
4.00% due 01/01/2047	679,717	692,480
4.00% due 05/01/2047	887,422	904,053
4.00% due 07/01/2047	2,614,406	2,663,269
4.00% due 08/01/2047	2,186,699	2,227,453
4.50% due 11/01/2022	52,721	53,544
4.50% due 10/01/2024	179,925	186,280
4.50% due 11/01/2040	166,114	173,836
4.50% due 12/01/2040	304,695	318,889
4.50% due 05/01/2041	236,704	247,575
4.50% due 08/01/2045	2,225,570	2,348,299
4.50% due 04/01/2047	727,760	755,904
4.50% due 11/01/2047	2,833,001	2,942,559
5.00% due 10/01/2033	2,482	2,652
5.00% due 03/01/2034	40,385	43,147
5.00% due 05/01/2040	90,068	96,483
5.00% due 06/01/2040	55,878	59,862
5.00% due 02/01/2045	309,294	331,218
5.50% due 12/01/2029	64,986	69,695
5.50% due 04/01/2033	54,807	59,674
5.50% due 12/01/2033	47,560	51,689
5.50% due 07/01/2037	253,935	274,389
5.50% due 08/01/2037	187,605	203,232
5.50% due 06/01/2038	24,636	26,689
6.00% due 12/01/2020	1,451	1,471
6.00% due 12/01/2036	323,808	357,565
6.00% due 11/01/2038	92,172	101,830
6.00% due 06/01/2040	68,888	75,995
6.50% due 10/01/2037	25,526	27,972
Federal National Mtg. Assoc. FRS
3.57% (12 ML+1.82%) due 10/01/2040	72,796	76,520
3.58% (12 ML+1.83%) due 10/01/2040	218,093	229,295

3.58% (12 ML+1.76%) due 05/01/2040	367,723	385,105
3.59% (6 ML+1.54%) due 09/01/2035	310,383	321,192
3.75% (12 ML+1.57%) due 05/01/2037	63,188	66,073
3.91% (12 ML+1.66%) due 07/01/2039	263,340	275,786
3.94% (1 Yr USTYCR+2.19%) due 10/01/2035	359,947	378,802
4.17% (1 Yr USTYCR+2.26%) due 11/01/2036	147,236	155,180
4.20% (12 ML+1.91%) due 08/01/2035	199,730	211,189
Federal National Mtg. Assoc. REMIC
Series 2017-94, Class DA 3.00% due 06/25/2045(2)	474,031	466,596
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	288,767	277,823
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	1,362,901	1,322,224

		55,610,967

Government National Mtg. Assoc. - 3.0%

3.00% due 02/20/2045	546,929	539,338
3.00% due 05/20/2045	423,404	415,782
3.00% due 07/20/2045	70,161	68,883
3.00% due 11/20/2045	1,425,239	1,398,698
3.00% due 12/20/2045	665,878	653,410
3.00% due 09/20/2047	2,108,825	2,064,408
3.50% due 03/20/2045	369,661	371,986
3.50% due 04/20/2045	707,381	711,830
3.50% due 07/20/2045	154,147	155,116
3.50% due 03/20/2047	584,977	587,657
4.00% due 07/20/2045	220,000	227,024
4.00% due 10/20/2045	95,526	98,579

Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	200,000	187,710

		7,480,421

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	143,000	142,945

Total U.S. Government Agencies
(cost $100,936,583)		98,446,677

U.S. GOVERNMENT TREASURIES - 20.6%
United States Treasury Bonds - 5.6%

2.75% due 11/15/2042	423,000	404,642
2.75% due 08/15/2047	1,000,000	949,609
2.88% due 08/15/2045#	57,000	55,582
2.88% due 11/15/2046#	400,000	389,828
3.00% due 05/15/2045	1,500,000	1,498,184
3.00% due 11/15/2045	2,800,000	2,796,391
3.00% due 05/15/2047#	1,500,000	1,497,305
3.00% due 02/15/2048	160,000	159,700
3.13% due 11/15/2041	2,398,000	2,451,487
3.13% due 02/15/2042	408,000	417,148
3.63% due 02/15/2044	700,000	776,973
3.88% due 08/15/2040	174,000	199,223
4.25% due 05/15/2039	267,000	320,546
4.38% due 05/15/2040	200,000	244,828
4.75% due 02/15/2037	587,000	741,179
5.00% due 05/15/2037	159,000	206,744
5.25% due 11/15/2028	404,000	488,808
8.13% due 08/15/2019	92,000	96,826

		13,695,003

United States Treasury Notes - 15.0%

0.75% due 10/31/2018	1,635,000	1,631,730
1.38% due 02/28/2019	8,412,000	8,375,197
1.38% due 01/31/2020	996,000	979,854
1.63% due 08/15/2022	2,390,000	2,291,879
1.63% due 08/31/2022	2,000,000	1,916,797
1.63% due 02/15/2026	1,979,000	1,820,912
1.63% due 05/15/2026	427,000	391,806
1.75% due 09/30/2022	5,287,000	5,087,911
2.00% due 02/15/2025	1,800,000	1,715,133
2.00% due 11/15/2026	3,840,000	3,606,450
2.13% due 07/31/2024	882,000	850,579
2.25% due 11/15/2024#	620,000	600,964
2.25% due 08/15/2027#	1,200,000	1,143,187
2.25% due 11/15/2027	1,400,000	1,331,969
2.38% due 04/30/2020	1,000,000	996,211
2.38% due 01/31/2023	450,000	443,268
2.50% due 05/15/2024	3,000,000	2,956,875
2.88% due 07/31/2025	812,000	815,616
3.13% due 05/15/2019	11,000	11,055
3.63% due 08/15/2019	27,000	27,286

		36,994,679

Total U.S. Government Treasuries
(cost $51,675,997)		50,689,682

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Sovereign - 0.2%

United Mexican States Senior Notes 4.35% due 01/15/2047	215,000	195,113
United Mexican States Senior Bonds 4.75% due 03/08/2044	250,000	238,875

Total Foreign Government Obligations
(cost $456,201)		433,988

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.7%#	7,100	168,554

Telecom Services - 0.1%

Qwest Corp. 6.13%	8,425	190,152

Total Preferred Securities
(cost $388,087)		358,706

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.0%
Banks-Commercial - 0.1%

Cooperatieve Rabobank UA 11.00% due 06/30/2019*(8)(9)	196,000	207,515

Banks-Super Regional - 0.1%

Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(8)	192,000	191,520
Wells Fargo Capital X 5.95% due 12/01/2086	89,000	95,230

		286,750

Diversified Banking Institutions - 0.9%

Bank of Nova Scotia 4.65% due 10/12/2022#(8)	560,000	520,100
HSBC Holdings PLC 6.00% due 05/22/2027(8)	351,000	340,049
HSBC Holdings PLC 6.25% due 03/23/2023(8)	597,000	599,269
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022#(8)	450,000	426,663
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024#(8)	271,000	281,840

		2,167,921

Electric-Integrated - 0.1%

Dominion Resources, Inc. 5.75% due 10/01/2054	142,000	148,035

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)	78,000	8

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	199,000	200,470

Insurance-Life/Health - 0.3%

Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*	447,000	421,863
Prudential Financial, Inc. 4.50% due 09/15/2047#	118,000	109,593
Prudential Financial, Inc. 5.63% due 06/15/2043#	260,000	271,890

		803,346

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	261,000	278,617

Pipelines - 0.1%

Enterprise Products Operating LLC 5.25% due 08/16/2077	140,000	132,300
TransCanada Trust 5.30% due 03/15/2077	141,000	135,184
TransCanada Trust 5.63% due 05/20/2075	108,000	107,460

		374,944

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. 5.75% due 12/15/2053	396,000	396,495

Total Preferred Securities/Capital Securities
(cost $4,938,209)		4,864,101

Total Long-Term Investment Securities
(cost $247,127,312)		242,197,304

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Registered Investment Companies - 2.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87%(11)	2,420,242	2,420,242
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(10)(11)	2,404,772	2,404,772

Total Short-Term Investment Securities
(cost $4,825,014)		4,825,014

TOTAL INVESTMENTS
(cost $251,952,326)	100.4%	247,022,318
Liabilities in excess of other assets	(0.4)	(867,995)

NET ASSETS	100.0%	$246,154,323

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $23,732,855 representing 9.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 1).
(5)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $28 representing 0.0% of net assets.
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2018.
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2018.

(10)

At August 31, 2018, the Fund had loaned securities with a total value of $9,114,350. This was secured by collateral of $2,404,772, which was received in cash and subsequently invested in short-term investments currently valued at $2,404,772 as reported in the Portfolio of Investments. Additional collateral of $7,103,108 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	zero coupon to 16.29%	02/15/2023 to 06/15/2048	$1,651,040
Federal National Mtg. Assoc.	1.25% to 31.86%	07/01/2021 to 08/25/2057	2,105,122
Government National Mtg. Assoc.	3.47% to 18.11%	03/20/2043 to 07/20/2048	28,750
United States Treasury Bills	0.00%	09/06/2018 to 01/24/2019	351,634
United States Treasury Notes/Bonds	0.13% to 8.75%	10/31/2018 to 05/15/2048	2,966,562

(11)	The rate shown is the 7-day yield as of August 31, 2018.

REMIC - Real Estate Mortgage Investment Conduit

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2018, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$7,322,661	$—	$7,322,661
U.S Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	161,310	20	161,330
Other Industries	—	61,959,346	—	61,959,346
Foreign Corporate Bonds & Notes	—	17,960,813	—	17,960,813
U.S. Governement Agencies	—	98,446,677	—	98,446,677
U.S. Governement Treasuries	—	50,689,682	—	50,689,682
Foreign Government Obligations	—	433,988	—	433,988
Preferred Securities	358,706	—	—	358,706
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	8	8
Other Industries	—	4,864,093	—	4,864,093
Short-Term Investment Securities	4,825,014	—	—	4,825,014

Total Investments at Value	$5,183,720	$241,838,570	$28	$247,022,318

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments.

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.7%
Airlines - 1.5%

Delta Air Lines, Inc.	69,341	$4,055,062

Applications Software - 5.2%

Microsoft Corp.	123,578	13,881,517

Auto/Truck Parts & Equipment-Original - 0.9%

Allison Transmission Holdings, Inc.	48,980	2,432,347

Banks-Commercial - 0.8%

Regions Financial Corp.	110,457	2,149,493

Banks-Super Regional - 3.7%

SunTrust Banks, Inc.	69,705	5,127,500
US Bancorp	88,151	4,769,850

		9,897,350

Building-Residential/Commercial - 2.9%

D.R. Horton, Inc.	113,062	5,032,390
Lennar Corp., Class A	30,266	1,563,844
NVR, Inc.†	410	1,094,064

		7,690,298

Cable/Satellite TV - 3.0%

Comcast Corp., Class A	184,884	6,838,859
DISH Network Corp., Class A†	34,088	1,205,011

		8,043,870

Chemicals-Diversified - 2.1%

DowDuPont, Inc.	80,832	5,668,748

Computer Services - 4.5%

Amdocs, Ltd.	29,954	1,955,397
Cognizant Technology Solutions Corp., Class A	71,568	5,613,078
Dell Technologies, Inc., Class V†	46,533	4,475,079

		12,043,554

Computers - 6.3%

Apple, Inc.	74,428	16,942,046

Containers-Paper/Plastic - 1.2%

Packaging Corp. of America	30,102	3,308,812

Cruise Lines - 1.3%

Carnival Corp.	57,639	3,544,222

Distribution/Wholesale - 1.2%

KAR Auction Services, Inc.	53,529	3,355,733

Diversified Banking Institutions - 6.0%

Bank of America Corp.	230,639	7,133,664
JPMorgan Chase & Co.	77,618	8,893,471

		16,027,135

Diversified Manufacturing Operations - 0.7%

General Electric Co.	154,440	1,998,454

E-Services/Consulting - 1.8%

CDW Corp.	54,651	4,785,241

Electric-Integrated - 2.9%

FirstEnergy Corp.#	121,151	4,528,624
PG&E Corp.	70,126	3,238,419

		7,767,043

Electronic Components-Misc. - 0.8%

Flex, Ltd.†	149,885	2,066,914

Electronic Measurement Instruments - 1.5%

Fortive Corp.	47,001	3,947,144

Enterprise Software/Service - 1.1%

Oracle Corp.	62,238	3,023,522

Finance-Auto Loans - 1.0%

Ally Financial, Inc.	101,093	2,717,380

Finance-Consumer Loans - 0.8%

SLM Corp.†	188,207	2,205,786

Finance-Investment Banker/Broker - 0.9%

E*TRADE Financial Corp.†	41,535	2,444,750

Financial Guarantee Insurance - 0.7%

Assured Guaranty, Ltd.	43,318	1,764,775

Food-Confectionery - 1.2%

J.M. Smucker Co.	29,964	3,097,678

Insurance-Multi-line - 0.9%

Hartford Financial Services Group, Inc.	50,507	2,544,038

Medical Labs & Testing Services - 1.9%

Laboratory Corp. of America Holdings†	29,318	5,068,203

Medical Products - 1.4%

Baxter International, Inc.	50,826	3,779,930

Medical-Biomedical/Gene - 3.2%

Biogen, Inc.†	15,226	5,382,239
Gilead Sciences, Inc.	42,329	3,205,575

		8,587,814

Medical-Drugs - 4.2%

Novo Nordisk A/S ADR	63,797	3,136,899
Pfizer, Inc.	199,360	8,277,427

		11,414,326

Medical-HMO - 6.3%

Centene Corp.†	25,947	3,800,717
Humana, Inc.	19,275	6,423,586
UnitedHealth Group, Inc.	25,100	6,738,346

		16,962,649

Metal-Copper - 0.8%

Freeport-McMoRan, Inc.	145,712	2,047,254

Metal-Diversified - 0.3%

Rio Tinto PLC ADR#	19,133	918,958

Networking Products - 2.9%

Cisco Systems, Inc.	160,337	7,659,298

Oil Companies-Exploration & Production - 0.7%

Marathon Oil Corp.	86,002	1,849,903

Oil Companies-Integrated - 5.2%

BP PLC ADR	69,473	2,979,002
Chevron Corp.	45,624	5,404,619
Suncor Energy, Inc.	138,317	5,695,894

		14,079,515

Pharmacy Services - 0.9%

CVS Health Corp.	30,455	2,291,434

Retail-Apparel/Shoe - 1.0%

Urban Outfitters, Inc.†	58,582	2,722,891

Retail-Auto Parts - 1.3%

O’Reilly Automotive, Inc.†	10,178	3,413,905

Retail-Building Products - 3.4%

Home Depot, Inc.	12,167	2,442,768
Lowe’s Cos., Inc.	62,400	6,786,000

		9,228,768

Retail-Discount - 2.3%

Walmart, Inc.	65,578	6,286,307

Tobacco - 2.1%

Altria Group, Inc.	96,648	5,655,841

Transport-Rail - 2.1%

Norfolk Southern Corp.	32,995	5,735,851

Web Portals/ISP - 4.8%

Alphabet, Inc., Class A†	5,174	6,373,333
Alphabet, Inc., Class C†	5,256	6,402,807

		12,776,140

Total Long-Term Investment Securities
(cost $196,255,020)		267,881,899

REPURCHASE AGREEMENTS - 0.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount $702,027 collateralized by $645,000 of United States Treasury Bonds, bearing interest at 3.63% due 02/15/2044 and having an approximate value of $717,259 (cost $702,000)	702,000	702,000

TOTAL INVESTMENTS
(cost $196,957,020)	100.0%	268,583,899
Liabilities in excess of other assets	0.0	(8,117)

NET ASSETS	100.0%	$268,575,782

#	The security or a portion thereof is out on loan

At August 31, 2018, the Fund had loaned securities with total value of $5,447,582. This was secured by collateral of $5,709,971 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
United States Treasury Bills	0.00%	09/13/2018 to 03/28/2019	$348,135
United States Treasury Notes/Bonds	0.13% to 8.50%	10/15/2018 to 05/15/2047	5,361,836

†	Non-income producing security

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$267,881,899	$—	$—	$267,881,899
Repurchase Agreements	—	702,000	—	702,000

Total Investments at Value	$267,881,899	$702,000	$—	$268,583,899

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.3%
Advertising Agencies - 1.5%

Interpublic Group of Cos., Inc.	94,379	$2,203,749
Omnicom Group, Inc.#	167,268	11,595,018

		13,798,767

Aerospace/Defense - 0.6%

Lockheed Martin Corp.	6,300	2,018,583
Northrop Grumman Corp.	13,890	4,146,026

		6,164,609

Applications Software - 1.5%

Microsoft Corp.	124,755	14,013,729

Banks-Super Regional - 3.7%

KeyCorp	64,562	1,360,321
SunTrust Banks, Inc.	88,675	6,522,933
US Bancorp	141,116	7,635,787
Wells Fargo & Co.	332,637	19,452,612

		34,971,653

Beverages-Non-alcoholic - 1.6%

Coca-Cola Co.	253,574	11,301,793
PepsiCo, Inc.	33,639	3,767,905

		15,069,698

Beverages-Wine/Spirits - 0.5%

Diageo PLC	138,737	4,846,479

Building & Construction-Misc. - 0.1%

nVent Electric PLC	27,120	761,801

Building Products-Air & Heating - 0.3%

Johnson Controls International PLC	74,503	2,813,978

Building Products-Cement - 0.4%

CRH PLC	114,130	3,777,517

Cable/Satellite TV - 1.1%

Comcast Corp., Class A	272,250	10,070,527

Chemicals-Diversified - 2.1%

DowDuPont, Inc.	95,940	6,728,272
LyondellBasell Industries NV, Class A	117,060	13,202,027

		19,930,299

Commercial Services - 1.1%

Nielsen Holdings PLC	396,471	10,308,246

Commercial Services-Finance - 1.6%

Experian PLC	117,457	2,923,721
H&R Block, Inc.#	450,157	12,181,249

		15,104,970

Computer Services - 1.5%

Cognizant Technology Solutions Corp., Class A	35,880	2,814,068
International Business Machines Corp.	76,072	11,143,027

		13,957,095

Computers - 1.6%

HP, Inc.	538,860	13,282,899
Lenovo Group, Ltd.	3,496,000	2,280,557

		15,563,456

Consumer Products-Misc. - 1.3%

Kimberly-Clark Corp.	103,887	12,003,104

Cosmetics & Toiletries - 2.1%

Procter & Gamble Co.	189,862	15,749,053
Unilever NV	72,877	4,188,970

		19,938,023

Diversified Banking Institutions - 8.4%

Bank of America Corp.	655,065	20,261,161
Citigroup, Inc.	272,613	19,420,950
Goldman Sachs Group, Inc.	28,745	6,835,848
JPMorgan Chase & Co.	209,104	23,959,136
Morgan Stanley	184,577	9,012,895

		79,489,990

Diversified Manufacturing Operations - 1.8%

3M Co.	16,630	3,507,599
General Electric Co.	1,037,252	13,422,041

		16,929,640

E-Services/Consulting - 0.5%

CDW Corp.	49,136	4,302,348

Electric-Integrated - 3.0%

Edison International	35,653	2,343,472
FirstEnergy Corp.#	189,649	7,089,080
NextEra Energy, Inc.	35,455	6,030,895
PG&E Corp.	142,300	6,571,414
Public Service Enterprise Group, Inc.	120,872	6,327,649

		28,362,510

Electronic Components-Semiconductors - 0.3%

Samsung Electronics Co., Ltd. GDR	2,376	2,537,568

Enterprise Software/Service - 3.6%

CA, Inc.	342,135	14,985,513
Constellation Software, Inc.	3,752	2,860,979
Oracle Corp.	339,593	16,497,428

		34,343,920

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	49,488	2,513,496

Food-Dairy Products - 0.1%

Danone SA	17,785	1,400,072

Food-Misc./Diversified - 4.4%

Campbell Soup Co.#	252,695	9,968,817
General Mills, Inc.	258,577	11,897,128
Kellogg Co.#	241,663	17,348,987
Mondelez International, Inc., Class A	34,960	1,493,491
Nestle SA	14,650	1,230,041

		41,938,464

Food-Retail - 0.1%

Kroger Co.	28,521	898,411

Home Decoration Products - 0.1%

Newell Brands, Inc.#	51,715	1,123,250

Instruments-Controls - 0.7%

Honeywell International, Inc.	44,696	7,109,346

Insurance Brokers - 0.8%

Arthur J. Gallagher & Co.	41,525	2,995,614
Marsh & McLennan Cos., Inc.	50,442	4,268,906

		7,264,520

Insurance-Life/Health - 0.8%

AXA Equitable Holdings, Inc.	83,382	1,913,617
Brighthouse Financial, Inc.†	11,984	497,456
Prudential Financial, Inc.	51,550	5,064,787

		7,475,860

Insurance-Multi-line - 1.8%

MetLife, Inc.	361,993	16,611,859

Insurance-Property/Casualty - 0.7%

Travelers Cos., Inc.	47,675	6,274,030

Medical Instruments - 0.9%

Medtronic PLC	88,691	8,550,699

Medical Labs & Testing Services - 0.2%

Quest Diagnostics, Inc.	20,683	2,274,716

Medical Products - 1.0%

Koninklijke Philips NV	211,130	9,432,711

Medical-Biomedical/Gene - 1.2%

Gilead Sciences, Inc.	146,163	11,068,924

Medical-Drugs - 8.0%

AstraZeneca PLC	142,586	10,712,385
Bayer AG	36,564	3,411,461
Merck & Co., Inc.	314,594	21,578,002
Novo Nordisk A/S ADR	87,655	4,309,996
Pfizer, Inc.	860,087	35,710,812

		75,722,656

Medical-HMO - 3.7%

Aetna, Inc.	49,267	9,866,702
Anthem, Inc.	53,827	14,249,622
Humana, Inc.	8,391	2,796,385
UnitedHealth Group, Inc.	28,292	7,595,270

		34,507,979

Medical-Wholesale Drug Distribution - 1.7%

Cardinal Health, Inc.	224,068	11,694,109
McKesson Corp.	34,446	4,434,922

		16,129,031

Multimedia - 1.4%

Viacom, Inc., Class B	458,284	13,418,556

Networking Products - 2.1%

Cisco Systems, Inc.	412,627	19,711,192

Oil Companies-Exploration & Production - 1.8%

Anadarko Petroleum Corp.	15,928	1,025,763
Devon Energy Corp.	138,259	5,935,459
Hess Corp.#	110,717	7,455,683
Marathon Oil Corp.	110,099	2,368,229

		16,785,134

Oil Companies-Integrated - 5.5%

BP PLC	1,553,850	11,025,299
Chevron Corp.	98,588	11,678,735
Exxon Mobil Corp.	140,398	11,255,708
Suncor Energy, Inc.	345,618	14,232,549
TOTAL SA ADR	62,602	3,927,649

		52,119,940

Oil Refining & Marketing - 0.7%

Marathon Petroleum Corp.	81,554	6,711,079

Paper & Related Products - 0.2%

International Paper Co.	35,085	1,794,247

Pharmacy Services - 1.7%

CVS Health Corp.	217,359	16,354,091

Pipelines - 1.7%

Enterprise Products Partners LP	234,005	6,692,543
ONEOK, Inc.	42,698	2,814,225
Williams Cos., Inc.	213,563	6,319,329

		15,826,097

Retail-Apparel/Shoe - 4.1%

Foot Locker, Inc.	373,189	18,398,218
Gap, Inc.	430,731	13,072,686
L Brands, Inc.	263,649	6,968,243

		38,439,147

Retail-Building Products - 0.5%

Lowe’s Cos., Inc.	46,039	5,006,741

Retail-Discount - 0.2%

Dollar General Corp.	16,694	1,798,445

Retail-Misc./Diversified - 0.8%

GameStop Corp., Class A#	595,465	7,901,821

Semiconductor Components-Integrated Circuits - 1.2%

QUALCOMM, Inc.	118,325	8,130,111
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	71,250	3,106,500

		11,236,611

Telecom Services - 0.1%

BCE, Inc.	32,931	1,342,597

Telephone-Integrated - 3.5%

Verizon Communications, Inc.	606,029	32,949,797

Tobacco - 2.7%

Altria Group, Inc.	293,375	17,168,305
Philip Morris International, Inc.	109,130	8,500,136

		25,668,441

Toys - 0.2%

Mattel, Inc.#†	136,958	2,113,262

Transport-Rail - 0.4%

Union Pacific Corp.	23,511	3,541,227

Water Treatment Systems - 0.2%

Pentair PLC	33,373	1,451,058

Wireless Equipment - 0.6%

Motorola Solutions, Inc.	45,148	5,795,197

Total Long-Term Investment Securities
(cost $817,615,192)		909,320,631

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Registered Investment Companies - 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(2) (cost $3,360,061)	3,360,061	3,360,061

REPURCHASE AGREEMENTS - 0.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount of $2,726,106 collateralized by $2,435,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $2,781,854 (cost $2,726,000)	$2,726,000	2,726,000

TOTAL INVESTMENTS
(cost $823,701,253)	96.9%	915,406,692
Other assets less liabilities	3.1	29,125,476

NET ASSETS	100.0%	$944,532,168

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)

At August 31, 2018, the Fund had loaned securities with a total value of $56,049,029. This was secured by collateral of $3,360,061, which was received in cash and subsequently invested in short-term investments currently valued at $3,360,061 as reported in the Portfolio of Investments. Additional collateral of $54,174,728 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$4,773,218
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	4,479,049
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	713,629
United States Treasury Bills	0.00%	09/06/2018 to 02/28/2019	1,304,534
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	42,904,298

(2)	The rate shown is the 7-day yield as of August 31, 2018.
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$909,320,631	$—	$—	$909,320,631
Short-Term Investment Securities	3,360,061	—	—	3,360,061
Repurchase Agreements	—	2,726,000	—	2,726,000

Total Investments at Value	$912,680,692	$2,726,000	$—	$915,406,692

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $52,347,770 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES - 81.2%(1)@
Domestic Equity Investment Companies - 51.5%

VALIC Co. I Blue Chip Growth Fund	324,026	$7,193,375
VALIC Co. I Broad Cap Value Income Fund	585,905	9,819,775
VALIC Co. I Dividend Value Fund	684,616	9,009,547
VALIC Co. I Growth & Income Fund	173,284	4,157,074
VALIC Co. I Growth Fund	486,467	9,145,581
VALIC Co. I Large Cap Core Fund	642,492	8,076,124
VALIC Co. I Large Capital Growth Fund	492,359	8,010,688
VALIC Co. I Mid Cap Index Fund	152,993	4,520,936
VALIC Co. I Stock Index Fund	711,307	30,223,446
VALIC Co. I Value Fund	528,132	9,876,070
VALIC Co. II Capital Appreciation Fund	358,763	7,221,903
VALIC Co. II Large Cap Value Fund	175,938	4,004,352
VALIC Co. II Mid Cap Growth Fund	278,284	2,980,422
VALIC Co. II Mid Cap Value Fund	133,420	2,952,582
VALIC Co. II Small Cap Growth Fund	194,631	4,536,853
VALIC Co. II Small Cap Value Fund	285,697	4,496,873

Total Domestic Equity Investment Companies
(cost $104,009,063)		126,225,601

Domestic Fixed Income Investment Companies - 19.6%

VALIC Co. I Capital Conservation Fund	1,649,928	15,806,306
VALIC Co. I Government Securities Fund	919,983	9,429,827
VALIC Co. I Inflation Protected Fund	345,215	3,759,393
VALIC Co. II Core Bond Fund	1,288,384	13,837,248
VALIC Co. II High Yield Bond Fund	258,616	1,947,382
VALIC Co. II Strategic Bond Fund	308,042	3,345,341

Total Domestic Fixed Income Investment Companies
(cost $49,349,103)		48,125,497

International Equity Investment Companies - 9.7%

VALIC Co. I Emerging Economies Fund	306,197	2,516,936
VALIC Co. I Foreign Value Fund	630,283	6,554,939
VALIC Co. I Global Real Estate Fund	235,545	1,844,315
VALIC Co. I International Equities Index Fund	624,308	4,582,421
VALIC Co. I International Growth Fund	446,330	6,619,073
VALIC Co. II International Opportunities Fund	74,829	1,594,604

Total International Equity Investment Companies
(cost $21,398,906)		23,712,288

International Fixed Income Investment Companies - 0.4%

VALIC Co. I International Government Bond Fund
(cost $931,588)	79,668	913,001

Total Affiliated Registered Investment Companies
(cost $175,688,660)		198,976,387

U.S. GOVERNMENT TREASURIES - 14.6%
United States Treasury Bonds - 0.9%

6.00% due 02/15/2026	614,000	745,890
6.13% due 11/15/2027	316,000	399,295
6.38% due 08/15/2027	328,000	419,289
6.63% due 02/15/2027	125,000	160,664
6.75% due 08/15/2026	421,000	538,798

		2,263,936

United States Treasury Notes - 13.7%

1.50% due 08/15/2026#	3,594,000	3,256,080
1.63% due 02/15/2026#	3,529,000	3,247,094
1.63% due 05/15/2026#	3,182,000	2,919,734
2.00% due 11/15/2026	3,052,600	2,866,940
2.25% due 11/15/2025	1,745,600	1,681,776
2.25% due 02/15/2027	3,744,000	3,579,030
2.25% due 08/15/2027	2,709,500	2,581,222
2.25% due 11/15/2027	2,823,000	2,685,820
2.38% due 05/15/2027	3,436,000	3,313,861
2.75% due 02/15/2028	2,930,000	2,903,790
2.88% due 05/15/2028	2,501,400	2,504,331
2.88% due 08/15/2028	2,031,000	2,032,824

		33,572,502

Total U.S. Government Treasuries
(cost $36,882,662)		35,836,438

OPTIONS PURCHASED - 0.4%

Options - Purchased(2)
(cost $1,468,893)		948,991

Total Long-Term Investment Securities
(cost $214,040,215)		235,761,816

SHORT-TERM INVESTMENT SECURITIES - 4.3%
Registered Investment Companies - 4.3%

AllianceBernstein Government STIF Portfolio, Class AB 1.88%(3) (cost $10,538,720)	10,538,720	10,538,720

TOTAL INVESTMENTS
(cost $224,578,935)	100.5%	246,300,536
Liabilities in excess of other assets	(0.5)	(1,110,484)

NET ASSETS	100.0%	$245,190,052

@

The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3
(2)	Options-Purchased

Over the Counter Purchased Put Options

Issue	CounterParty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at August 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	Bank of America NA	November 2018	$2,650	3,000	$8,704,560	$65,100	$43,799	$(21,301)
S&P 500 Index	Citibank NA	November 2018	2,650	17,000	49,325,840	374,000	248,198	(125,802)
S&P 500 Index	Deutsch Bank	November 2018	2,650	17,000	49,325,840	428,450	248,198	(180,252)
S&P 500 Index	Goldman Sachs International	November 2018	2,650	13,000	37,719,760	276,510	189,798	(86,712)
S&P 500 Index	UBS AG	November 2018	2,650	15,000	43,522,800	324,833	218,998	(105,835)

				65,000	$188,598,800	$1,468,893	$948,991	$(519,902)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	The rate shown is the 7-day yield as of August 31, 2018.
STIF	- Short Term Investment Fund

Over the Counter Written Call Options

Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Received	Value at August 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	Bank of America NA	November 2018	$3,010	3,000	$8,704,560	$18,300	$39,601	$(21,301)
S&P 500 Index	Citibank NA	November 2018	3,010	17,000	49,325,840	132,563	224,404	(91,841)
S&P 500 Index	Deutsch Bank	November 2018	3,010	17,000	49,325,840	91,412	224,404	(132,992)
S&P 500 Index	Goldman Sachs International	November 2018	3,010	13,000	37,719,760	85,800	171,603	(85,803)
S&P 500 Index	UBS AG	November 2018	3,010	15,000	43,522,800	95,800	198,003	(102,203)

				65,000	$188,598,800	$423,875	$858,015	$(434,140)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
910	Long	S&P 500 E-Mini Index	September 2018	$129,484,272	$132,045,550	$2,561,278

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$198,976,387	$—	$—	$198,976,387
U.S. Government Treasuries	—	35,836,438	—	35,836,438
Options Purchased	—	948,991	—	948,991
Short-Term Investment Securities	10,538,720	—	—	10,538,720

Total Investments at Value	$209,515,107	$36,785,429	$—	$246,300,536

Other Financial Instruments:†
Futures Contracts	$2,561,278	$—	$—	$2,561,278

LIABILITIES:
Other Financial Instruments:†
Over the Counter Written Call Options	$—	$434,140	$—	$434,140

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.4%
Brazil - 9.2%

B3 SA - Brasil Bolsa Balcao	616,840	$3,295,386
Banco do Brasil SA	1,020,473	7,541,243
Banco Santander Brasil SA	778,959	6,617,069
Cia Brasileira de Distribuicao (Preference Shares)	112,310	2,251,935
Estacio Participacoes SA	828,782	4,586,371
IRB Brasil Resseguros S/A	249,040	3,634,317
Itau Unibanco Holding SA ADR	1,130,450	11,779,289
Kroton Educacional SA	1,469,380	3,686,888
Metalurgica Gerdau SA (Preference Shares)	2,289,621	4,418,360
MRV Engenharia e Participacoes SA	1,022,701	3,264,126
Petroleo Brasileiro SA (preference shares)	486,718	2,301,488
Tim Participacoes SA	333,000	1,004,780
Vale SA ADR#	990,856	13,079,299
Via Varejo SA	216,310	897,508

		68,358,059

Cayman Islands - 15.8%

Alibaba Group Holding, Ltd. ADR†	162,813	28,493,903
Baidu, Inc. ADR†	69,745	15,795,848
China Conch Venture Holdings, Ltd.	1,084,000	3,729,001
China Maple Leaf Educational Systems, Ltd.#	2,550,000	1,393,789
Country Garden Holdings Co., Ltd.	3,920,000	5,833,489
Daqo New Energy Corp. ADR†#	53,244	1,899,214
Geely Automobile Holdings, Ltd.	1,055,000	2,242,064
General Interface Solution Holding, Ltd.	672,000	4,167,866
IGG, Inc.	1,244,000	1,502,548
Nexteer Automotive Group, Ltd.	958,000	1,613,602
Silicon Motion Technology Corp. ADR	43,810	2,580,409
Tencent Holdings, Ltd.	963,200	41,724,861
Tingyi Cayman Islands Holding Corp.	1,002,000	1,789,844
Uni-President China Holdings, Ltd.	1,054,000	1,038,053
Want Want China Holdings, Ltd.	2,585,000	2,111,145
Zhongsheng Group Holdings, Ltd.#	704,500	1,545,659

		117,461,295

China - 13.9%

Anhui Conch Cement Co., Ltd.	1,219,000	7,423,883
Anhui Jinhe Industrial Co., Ltd., Class A	224,200	551,505
Baoshan Iron & Steel Co., Ltd., Class A	608,700	702,319
BOE Technology Group Co., Ltd., Class A	4,244,800	2,119,417
China Construction Bank Corp.	22,031,000	19,508,259
China Jushi Co., Ltd.	516,400	793,926
China Merchants Bank Co., Ltd.	2,299,500	8,818,595
China Shenhua Energy Co., Ltd.	1,549,500	3,454,850
China Vanke Co., Ltd.	2,077,700	7,200,311
Chongqing Department Store Co., Ltd., Class A	146,100	613,955
Daqin Railway Co., Ltd., Class A	563,200	711,669
Focus Media Information Technology Co., Ltd., Class A	1,610,080	2,025,095
Grandblue Environment Co., Ltd., Class A	354,800	724,188
Gree Electric Appliances, Inc. of Zhuhai, Class A†	117,300	668,976
Huayu Automotive Systems Co., Ltd., Class A	199,900	597,979
Industrial & Commercial Bank of China, Ltd.	20,022,000	14,744,661
Ping An Insurance Group Co. of China, Ltd.#	1,598,500	15,396,923
Postal Savings Bank of China Co., Ltd.*	6,038,000	3,554,141
Shandong Sun Paper Industry JSC, Ltd., Class A	484,700	602,539
Shanghai International Airport Co., Ltd., Class A	84,500	679,009
Shanying International Holding Co., Ltd., Class A	1,287,700	701,395
Shenzhen Expressway Co., Ltd.	2,210,000	2,142,774
Shenzhen Fuanna Bedding and Furnishing Co., Ltd., Class A	439,529	529,654
Wangfujing Group Co., Ltd., Class A	255,000	601,133
Weichai Power Co., Ltd.#	2,343,000	2,483,677
Weifu High-Technology Group Co., Ltd., Class A	223,293	625,780
Wuliangye Yibin Co., Ltd., Class A	72,400	656,197
XCMG Construction Machinery Co., Ltd., Class A	1,213,800	726,901
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co.†#*	378,000	1,283,478
Yanzhou Coal Mining Co., Ltd.	2,258,000	2,609,340

		103,252,529

Cyprus - 0.2%

Ros Agro PLC GDR	113,747	1,164,769

Hong Kong - 0.7%

Fosun International, Ltd.	2,091,000	3,783,049
Sinotruk Hong Kong, Ltd.#	887,000	1,324,496

		5,107,545

Hungary - 1.7%

MOL Hungarian Oil & Gas PLC	392,924	4,007,250
OTP Bank PLC	229,646	8,454,242

		12,461,492

India - 4.4%

Firstsource Solutions, Ltd.	531,881	564,680
Graphite India, Ltd.	204,915	2,952,689
HCL Technologies, Ltd.	574,765	8,463,098
HEG, Ltd.	19,705	1,189,086
Housing Development Finance Corp., Ltd.	486,690	13,317,950
Mahindra & Mahindra, Ltd.	180,511	2,456,739
NIIT Technologies, Ltd.	206,562	4,097,675

		33,041,917

Indonesia - 0.7%

Bank Rakyat Indonesia Persero Tbk PT	24,411,600	5,270,121

Malaysia - 1.2%

AirAsia Bhd†	5,001,700	4,186,847
CIMB Group Holdings Bhd	3,385,200	5,016,637

		9,203,484

Mexico - 0.4%

Grupo Mexico SAB de CV, Class B	898,350	2,628,950

Panama - 0.4%

Copa Holdings SA, Class A	40,098	3,205,434

Poland - 1.0%

Jastrzebska Spolka Weglowa SA†	59,462	1,235,216
Polski Koncern Naftowy Orlen SA	224,965	5,962,328

		7,197,544

Russia - 6.1%

Alrosa PJSC	2,832,755	4,252,883
Lukoil PJSC ADR	136,029	9,394,163
Magnitogorsk Iron & Steel Works PJSC†	3,335,488	2,376,322
MMC Norilsk Nickel PJSC ADR#	336,981	5,626,235
Novatek PJSC GDR	15,526	2,592,842
Novolipetsk Steel GDR	68,292	1,655,398
RusHydro PJSC†	130,754,568	1,225,693
Sberbank of Russia PJSC ADR#	855,344	9,340,356
Severstal PJSC GDR	176,138	2,835,822
Tatneft PJSC ADR#	86,660	6,027,203

		45,326,917

South Africa - 4.1%

Mondi, Ltd.	80,602	2,249,945
Naspers, Ltd., Class N	18,175	4,039,154
Old Mutual, Ltd.†	1,808,925	3,696,944
Sasol, Ltd.#	269,403	10,559,791
SPAR Group, Ltd.	65,436	912,853
Standard Bank Group, Ltd.#	714,092	9,055,046

		30,513,733

South Korea - 14.5%

Daelim Industrial Co., Ltd.	15,096	1,110,688
GS Engineering & Construction Corp.#	38,985	1,677,565
Hana Financial Group, Inc.	219,006	8,400,985
Hyundai Marine & Fire Insurance Co., Ltd.	94,298	3,151,314
Industrial Bank of Korea	405,725	5,430,807
KT&G Corp.	103,139	9,358,163
LG Corp.†	51,168	3,286,630
LG Display Co., Ltd.	120,786	2,305,801
Orion Corp.	11,365	1,092,445
PSK, Inc.	58,380	1,122,339
Samsung Electronics Co., Ltd.	980,400	42,672,039
Shinhan Financial Group Co., Ltd.	222,147	8,701,082
SK Holdings Co Ltd	8,918	2,107,024
SK Hynix, Inc.	91,856	6,849,075
SK Innovation Co., Ltd.	22,146	3,839,714
SK Telecom Co., Ltd.	13,380	3,155,235
Woori Bank	260,878	3,820,071

		108,080,977

Taiwan - 14.0%

AU Optronics Corp.	5,572,000	2,412,749
Career Technology MFG. Co., Ltd.	760,000	1,259,450
Catcher Technology Co., Ltd.	513,000	6,288,279
Chilisin Electronics Corp.	409,000	1,478,073
CTBC Financial Holding Co., Ltd.	12,167,000	8,556,315
Far Eastern New Century Corp.	1,473,000	1,714,464
FLEXium Interconnect, Inc.	703,072	2,266,128
Fubon Financial Holding Co., Ltd.	4,967,000	8,231,167
Globalwafers Co., Ltd.	354,000	4,517,923
Macronix International	2,584,995	2,777,302
Nanya Technology Corp.	811,000	1,840,361
Novatek Microelectronics Corp.	349,000	1,710,060
President Chain Store Corp.	340,000	3,708,286
Sino-American Silicon Products, Inc.	1,366,000	3,913,658
Taiwan Cement Corp.	1,796,500	2,477,023
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	910,527	39,698,977
Uni-President Enterprises Corp.	1,525,000	3,852,841
Winbond Electronics Corp.†	2,708,000	1,520,853
Yageo Corp.	135,981	3,090,175
Yuanta Financial Holding Co., Ltd.	5,274,000	2,670,054

		103,984,138

Thailand - 4.4%

Indorama Ventures PCL	912,200	1,672,227
Kiatnakin Bank PCL	1,409,200	3,326,022
Krung Thai Bank PCL	7,000,800	4,149,573
Land & Houses PCL	11,168,800	3,856,017
PTT Global Chemical PCL	2,723,400	6,802,260
PTT PCL	6,617,800	10,564,621
Tisco Financial Group PCL	1,089,300	2,729,074

		33,099,794

Turkey - 1.6%

Eregli Demir ve Celik Fabrikalari TAS	1,623,243	2,926,989
KOC Holding AS	853,537	1,947,242
Tekfen Holding AS	843,057	2,626,930
Turk Hava Yollari AO†	1,138,049	2,821,638
Turkcell Iletisim Hizmetleri AS	862,121	1,391,746

		11,714,545

United Kingdom - 0.7%

Antofagasta PLC	232,926	2,432,726
Evraz PLC	218,521	1,409,425
KAZ Minerals PLC	211,504	1,277,793

		5,119,944

United States - 1.1%

Cognizant Technology Solutions Corp., Class A	109,061	8,553,654

Vietnam - 0.3%

Hoa Phat Group JSC†	1,366,192	2,342,060

Total Long-Term Investment Securities
(cost $642,220,350)		717,088,901

SHORT-TERM INVESTMENT SECURITIES - 4.7%
Registered Investment Companies - 4.7%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(2)	34,897,833	34,897,833

TOTAL INVESTMENTS
(cost $677,118,183)	101.1%	751,986,734
Liabilities in excess of other assets	(1.1)	(8,517,203)

NET ASSETS	100.0%	$743,469,531

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $4,837,619 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

At August 31, 2018, the Fund had loaned securities with a total value of $62,614,844. This was secured by collateral of $34,897,833, which was received in cash and subsequently invested in short-term investments currently valued at $34,897,833 as reported in the Portfolio of Investments. Additional collateral of $30,043,455 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
United States Treasury Bills	0.00%	09/13/2018 to 02/28/2019	$6,701,763
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	23,341,692

(2)	The rate shown is the 7–day yield as of August 31, 2018.
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt

Industry Allocation*
Banks-Commercial	15.2%
Electronic Components-Semiconductors	7.9
Semiconductor Components-Integrated Circuits	6.0
Oil Companies-Integrated	5.8
Internet Application Software	5.6
Diversified Financial Services	5.4
Registered Investment Companies	4.7
E-Commerce/Products	3.8
Electronic Components-Misc.	2.4
Web Portals/ISP	2.1
Insurance-Multi-line	2.0
Metal-Iron	2.0
Steel-Producers	2.0
Computer Services	1.9
Finance-Mortgage Loan/Banker	1.8
Real Estate Operations & Development	1.7
Airlines	1.3
Building Products-Cement	1.3
Oil Refining & Marketing	1.3
Schools	1.3
Tobacco	1.3
Applications Software	1.1
Chemicals-Diversified	1.0
Finance-Other Services	1.0
Coal	0.9
Building-Residential/Commercial	0.9
Insurance-Property/Casualty	0.9
Metal Processors & Fabrication	0.9
Food-Misc./Diversified	0.8
Semiconductor Equipment	0.8
Metal-Diversified	0.8
Cellular Telecom	0.7
Banks-Special Purpose	0.7
Diversified Operations	0.6
Auto-Heavy Duty Trucks	0.6
Diamonds/Precious Stones	0.6
Multimedia	0.6
Diversified Banking Institutions	0.5
Diversified Operations/Commercial Services	0.5
Metal-Copper	0.5
Retail-Convenience Store	0.5
Insurance-Reinsurance	0.5
Banks-Money Center	0.5
Circuit Boards	0.5
Food-Confectionery	0.5
Distribution/Wholesale	0.4
Food-Retail	0.4
Paper & Related Products	0.4
Non-Ferrous Metals	0.4
Oil Companies-Exploration & Production	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Miscellaneous Manufacturing	0.3
Auto-Cars/Light Trucks	0.3
Auto/Truck Parts & Equipment-Original	0.3
Public Thoroughfares	0.3
Computers-Periphery Equipment	0.3
Advertising Agencies	0.3
Chemicals-Specialty	0.3
Food-Flour & Grain	0.2
Textile-Products	0.2
Building & Construction-Misc.	0.2
Chemicals-Fibers	0.2
Retail-Automobile	0.2
Entertainment Software	0.2
Telecom Equipment-Fiber Optics	0.2
Electric-Integrated	0.2
Building-Heavy Construction	0.2
Retail-Appliances	0.1
Advanced Materials	0.1
Machinery-Construction & Mining	0.1
Electric-Distribution	0.1
Transport-Rail	0.1
Containers-Paper/Plastic	0.1
Airport Development/Maintenance	0.1
Appliances	0.1
Beverages-Wine/Spirits	0.1
Retail-Regional Department Stores	0.1
Retail-Major Department Stores	0.1
Data Processing/Management	0.1
Consumer Products-Misc.	0.1

101.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$37,472,019	$7,854,898	$—	$45,326,917
Other Countries	671,761,984	—	—	671,761,984
Short-Term Investment Securities	34,897,833	—	—	34,897,833

Total Investments at Value	$744,131,836	$7,854,898	$—	$751,986,734

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $418,986,854 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.5%
Australia - 4.5%

BGP Holdings PLC†(1)(2)	479,213	$103
GPT Group	1,679,265	6,241,346
Mirvac Group	1,797,985	3,140,949
Propertylink Group	3,246,199	2,497,050
Scentre Group	1,145,150	3,383,551
Shopping Centres Australasia Property Group	1,395,454	2,417,692

		17,680,691

Bermuda - 0.5%

Hongkong Land Holdings, Ltd. (OTC)	1,700	11,611
Hongkong Land Holdings, Ltd. (SGX)	299,200	2,070,464

		2,082,075

Canada - 3.2%

Allied Properties Real Estate Investment Trust	124,460	4,157,250
Canadian Apartment Properties REIT	105,059	3,732,211
Chartwell Retirement Residences	417,304	4,828,575

		12,718,036

Cayman Islands - 3.5%

CK Asset Holdings, Ltd.	1,664,000	11,861,863
Wharf Real Estate Investment Co., Ltd.	300,000	1,989,489

		13,851,352

France - 5.7%

Covivio	42,028	4,392,999
Gecina SA	31,609	5,426,472
Klepierre SA	179,384	6,433,997
Unibail-Rodamco-Westfield (Euronext Paris)	575	120,805
Unibail-Rodamco-Westfield (Euronext Amsterdam)	28,638	6,016,722

		22,390,995

Germany - 4.5%

Instone Real Estate Group BV†*	38,378	1,035,724
Vonovia SE	329,719	16,912,455

		17,948,179

Hong Kong - 4.9%

Link REIT	825,500	8,224,762
Sun Hung Kai Properties, Ltd.	748,504	11,110,141

		19,334,903

India - 0.4%

Oberoi Realty, Ltd.	258,636	1,633,654

Ireland - 1.0%

Green REIT PLC	2,124,309	3,772,661

Japan - 11.8%

Activia Properties, Inc.	986	4,339,429
Daiwa House REIT Investment Corp.#	2,322	5,383,379
GLP J-REIT	4,771	4,779,159
Invincible Investment Corp.#	9,159	3,969,092
Japan Retail Fund Investment Corp.#	1,783	3,225,479
Kenedix Retail REIT Corp.	983	2,104,722
Mitsubishi Estate Co., Ltd.	495,200	8,220,650
Mitsui Fudosan Co., Ltd.	263,500	6,034,342
Sumitomo Realty & Development Co., Ltd.	251,000	8,697,237

		46,753,489

Norway - 0.6%

Entra ASA*	171,695	2,485,500

Singapore - 1.7%

Ascendas India Trust	2,830,400	2,371,469
City Developments, Ltd.	353,500	2,390,062
Mapletree Commercial Trust	1,618,300	1,921,846

		6,683,377

Spain - 1.4%

Aedas Homes SAU†*	47,085	1,552,171
Merlin Properties Socimi SA	294,945	4,116,848

		5,669,019

Sweden - 1.1%

Castellum AB	244,780	4,427,113

Switzerland - 0.9%

PSP Swiss Property AG	37,110	3,687,070

United Kingdom - 5.6%

Big Yellow Group PLC	340,976	4,164,190
British Land Co. PLC	362,126	2,984,004
Derwent London PLC	109,119	4,303,437
Tritax Big Box REIT PLC	2,067,877	4,045,477
Tritax EuroBox PLC (GBP)†*	672,689	921,382
Tritax EuroBox PLC (EUR)†*	500,888	680,245
UNITE Group PLC	424,540	4,879,251

		21,977,986

United States - 45.2%

Alexandria Real Estate Equities, Inc.	27,644	3,548,107
American Campus Communities, Inc.	57,521	2,411,856
American Homes 4 Rent, Class A	63,935	1,483,292
American Tower Corp.	91,288	13,612,867
AvalonBay Communities, Inc.	37,613	6,894,087
Boston Properties, Inc.	46,299	6,039,705
Corporate Office Properties Trust	37,399	1,151,141
Cousins Properties, Inc.	109,106	1,020,141
Crown Castle International Corp.	106,062	12,094,250
CyrusOne, Inc.#	37,812	2,531,892
Digital Realty Trust, Inc.	12,508	1,554,494
Duke Realty Corp.	38,284	1,090,711
EastGroup Properties, Inc.#	9,052	880,488
Education Realty Trust, Inc.	15,047	622,645
Empire State Realty Trust, Inc., Class A	72,557	1,276,278
Equinix, Inc.	21,789	9,502,837
Equity LifeStyle Properties, Inc.	22,058	2,136,979
Equity Residential	68,256	4,624,344
Essex Property Trust, Inc.	11,662	2,872,117
Extra Space Storage, Inc.	32,663	3,011,855
Federal Realty Investment Trust	19,037	2,486,423
Forest City Realty Trust, Inc., Class A	41,032	1,031,955
HCP, Inc.	46,934	1,268,626
Healthcare Realty Trust, Inc.	131,999	4,086,689
Hilton Worldwide Holdings, Inc.	30,599	2,375,094
Host Hotels & Resorts, Inc.	67,787	1,459,454
Hudson Pacific Properties, Inc.	92,769	3,139,303
Invitation Homes, Inc.#	154,917	3,620,410
Kilroy Realty Corp.#	34,933	2,555,000
Liberty Property Trust	45,132	1,974,525
Macerich Co.#	42,552	2,499,504

Mid-America Apartment Communities, Inc.	40,802	4,225,455
National Health Investors, Inc.#	22,052	1,747,621
National Retail Properties, Inc.	49,233	2,269,149
Park Hotels & Resorts, Inc.	106,730	3,570,119
Pebblebrook Hotel Trust#	24,461	944,439
PotlatchDeltic Corp.	52,240	2,523,192
Prologis, Inc.	140,229	9,420,584
Public Storage	30,718	6,530,032
QTS Realty Trust, Inc., Class A#	19,426	888,351
Rayonier, Inc.	15,353	534,745
Realty Income Corp.	45,388	2,658,375
Regency Centers Corp.	18,516	1,222,611
Retail Opportunity Investments Corp.#	176,491	3,483,932
SBA Communications Corp.†	16,213	2,516,744
Simon Property Group, Inc.	49,788	9,112,698
SL Green Realty Corp.	26,798	2,797,711
Sun Communities, Inc.	23,638	2,438,969
Sunstone Hotel Investors, Inc.	142,557	2,392,106
Ventas, Inc.	40,377	2,417,371
Washington Real Estate Investment Trust	89,558	2,826,451
Welltower, Inc.	39,057	2,605,559
Weyerhaeuser Co.	196,431	6,818,120

		178,801,403

Total Long-Term Investment Securities
(cost $357,054,942)		381,897,503

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Registered Investment Companies - 1.7%

State Street Institutional U.S. Government Money Market Fund, Administration Class 1.62%(3)	6,809,003	6,809,003
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(3)(4)	64,211	64,211

Total Short-Term Investment Securities
(cost $6,873,214)		6,873,214

TOTAL INVESTMENTS
(cost $363,928,156)	98.2%	388,770,717
Other assets less liabilities	1.8	6,960,067

NET ASSETS	100.0%	$395,730,784

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $6,675,022 representing 1.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $103 representing 0.0% of net assets.
(3)	The rate shown is the 7-day yield as of August 31, 2018.
(4)

At August 31, 2018, the Fund had loaned securities with a total value of $19,907,827. This was secured by collateral of $64,211, which was received in cash and subsequently invested in short-term investments currently valued at $64,211 as reported in the Portfolio of Investments. Additional collateral of $20,578,461 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$561,699
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	527,082
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	83,978
United States Treasury Bills	0.00%	09/06/2018 to 02/28/2019	66,677
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	19,339,025

OTC	- Over the Counter
SGX	- Singapore Exchange

Euronext Paris - Euronext Stock Exchange, Paris

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

Industry Allocation*

Real Estate Investment Trusts	73.0%
Real Estate Operations & Development	14.4
Real Estate Management/Services	7.9
Registered Investment Companies	1.7
Hotels/Motels	1.2

98.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$17,680,588	$—	$103	$17,680,691
Other Countries	364,216,812	—	—	364,216,812
Short-Term Investment Securities	6,873,214	—	—	6,873,214

Total Investments at Value	$388,770,614	$—	$103	$388,770,717

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $177,768,064 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.1%
Australia - 2.1%

Amcor, Ltd.	22,626	$232,601
APA Group	49,311	354,497
ASX, Ltd.	15,070	732,800
BGP Holdings PLC†(1)(2)	60,919	13
Computershare, Ltd.	26,169	361,584
CSL, Ltd.	7,914	1,293,252
Dexus	63,132	486,534
Fortescue Metals Group, Ltd.	41,195	113,722
Goodman Group	33,750	259,613
GPT Group	103,827	385,895
Insurance Australia Group, Ltd.	93,362	518,151
Macquarie Group, Ltd.	1,658	154,237
OneMarket, Ltd.†	1,779	1,349
Origin Energy, Ltd.†	22,646	129,428
QBE Insurance Group, Ltd.	23,435	185,490
Ramsay Health Care, Ltd.	6,273	251,188
Santos, Ltd.	125,876	613,537
Scentre Group	70,481	208,249
Sonic Healthcare, Ltd.	11,410	214,827
Stockland	80,658	239,478
Sydney Airport	38,727	200,732
Transurban Group	93,111	903,656
Vicinity Centres	94,165	187,516
Wesfarmers, Ltd.	11,407	421,915
Woodside Petroleum, Ltd.	15,244	404,055
Woolworths Group, Ltd.	11,583	235,655

		9,089,974

Austria - 0.2%

Erste Group Bank AG	7,963	316,760
OMV AG	6,429	340,512
voestalpine AG	5,591	250,764

		908,036

Belgium - 0.6%

Ageas	5,216	269,908
Groupe Bruxelles Lambert SA	5,139	539,244
KBC Group NV	3,665	260,354
Proximus SADP	11,201	258,016
UCB SA	8,212	750,747
Umicore SA	7,391	412,140

		2,490,409

Bermuda - 1.2%

Arch Capital Group, Ltd.†	15,420	471,389
Axalta Coating Systems, Ltd.†	5,302	161,711
Axis Capital Holdings, Ltd.	3,374	194,072
Brookfield Property Partners LP	2,690	53,752
Everest Re Group, Ltd.	2,701	602,377
Hongkong Land Holdings, Ltd.	29,900	206,908
IHS Markit, Ltd.†	8,195	450,725
Invesco, Ltd.	12,366	298,021
Jardine Matheson Holdings, Ltd.	4,000	252,480
Jardine Strategic Holdings, Ltd.	6,000	217,800
Li & Fung, Ltd.	380,000	107,966
NWS Holdings, Ltd.	120,000	213,741
RenaissanceRe Holdings, Ltd.	5,045	670,783
Shangri-La Asia, Ltd.	344,000	530,327
XL Group, Ltd.	10,099	579,582

		5,011,634

Canada - 3.3%

Agnico Eagle Mines, Ltd.	5,318	183,298
Alimentation Couche-Tard, Inc., Class B	4,191	200,654
AltaGas, Ltd.	7,389	137,305
ARC Resources, Ltd.	19,368	205,553
Bank of Montreal	7,598	622,803
BCE, Inc.	9,210	375,669
Brookfield Asset Management, Inc., Class A	14,200	606,737
Cameco Corp.	16,563	172,103
Canadian Imperial Bank of Commerce	2,567	240,570
Canadian National Railway Co.	7,893	701,963
Canadian Tire Corp., Ltd., Class A	2,465	308,399
CGI Group, Inc., Class A†	5,081	333,633
CI Financial Corp.	13,200	212,414
Crescent Point Energy Corp.	28,760	176,527
Encana Corp.	32,765	433,854
Fairfax Financial Holdings, Ltd.	849	466,111
First Capital Realty, Inc.	29,984	469,634
First Quantum Minerals, Ltd.	13,768	172,707
Fortis, Inc.	8,562	280,282
Franco-Nevada Corp.	2,469	157,827
Great-West Lifeco, Inc.	22,215	542,012
IGM Financial, Inc.	10,180	284,026
Industrial Alliance Insurance & Financial Services, Inc.	5,774	239,366
Intact Financial Corp.	8,048	638,290
Keyera Corp.	8,694	239,568
Manulife Financial Corp.	31,548	577,292
National Bank of Canada	5,260	263,242
Onex Corp.	3,661	262,638
Open Text Corp.	6,092	238,918
Pembina Pipeline Corp.	10,586	361,060
Power Corp. of Canada	15,066	337,686
Power Financial Corp.	11,025	257,081
RioCan Real Estate Investment Trust	7,948	153,844
Rogers Communications, Inc., Class B	5,695	295,093
Saputo, Inc.	6,025	184,490
Seven Generations Energy, Ltd., Class A†	3,485	41,019
Shaw Communications, Inc., Class B	29,396	592,876
Shopify, Inc., Class A†	480	69,833
Sun Life Financial, Inc.	8,746	347,628
Suncor Energy, Inc.	12,839	528,514
Thomson Reuters Corp.	14,735	655,340
Tourmaline Oil Corp.	6,974	113,615
Turquoise Hill Resources, Ltd.†	54,175	125,786
Vermilion Energy, Inc.	5,604	177,954
Waste Connections, Inc.	3,708	294,378
Wheaton Precious Metals Corp.	7,836	134,263

		14,413,855

Cayman Islands - 0.2%

ASM Pacific Technology, Ltd.	24,900	262,681
CK Asset Holdings, Ltd.	30,808	219,616
Minth Group, Ltd.	22,000	90,116
WH Group, Ltd.*	232,000	174,989
Wharf Real Estate Investment Co., Ltd.	18,000	119,369

		866,771

Curacao - 0.3%

Schlumberger, Ltd.	19,117	1,207,430

Denmark - 0.8%

Chr. Hansen Holding A/S	3,663	371,878
DSV A/S	6,741	631,674
Genmab A/S†	1,023	176,973
Novo Nordisk A/S, Class B	24,237	1,187,848
Novozymes A/S, Class B	7,595	416,281
Pandora A/S	1,457	87,050
Tryg A/S	10,121	248,683
Vestas Wind Systems A/S	2,688	187,300
William Demant Holding A/S†	9,330	379,464

		3,687,151

Finland - 0.7%

Elisa Oyj	8,794	376,151
Kone Oyj, Class B	3,953	213,409
Metso Oyj	7,856	275,845
Nokia Oyj	74,983	417,601
Nokian Renkaat Oyj	5,042	208,056
Orion Oyj, Class B	5,436	199,833
Sampo Oyj, Class A	11,249	575,434
Stora Enso Oyj, Class R	13,189	245,482
UPM-Kymmene Oyj	10,130	390,379

		2,902,190

France - 3.0%

Accor SA	4,597	229,980
Aeroports de Paris	2,815	618,540
Air Liquide SA	4,601	579,456
Arkema SA	2,361	295,703
Atos SE	2,660	318,640
AXA SA	24,468	617,585
Bureau Veritas SA	12,706	326,532
Capgemini SE	2,743	352,621
Casino Guichard Perrachon SA	3,259	103,311
Cie de Saint-Gobain	5,254	226,044
CNP Assurances	12,364	285,165
Covivio	2,037	212,919
Credit Agricole SA	21,290	291,408
Danone SA	8,969	706,058
Dassault Systemes SE	5,876	952,151
Essilor International Cie Generale d’Optique SA	5,692	821,249
Eutelsat Communications SA	9,358	221,591
Gecina SA	2,109	362,062
ICADE	2,531	246,927
Iliad SA	890	114,980
Klepierre SA	8,921	319,971
L’Oreal SA	5,556	1,333,034
Lagardere SCA	9,463	278,998
Legrand SA	5,384	405,591
Orange SA	14,471	234,321
Schneider Electric SE	4,708	383,848
SCOR SE	8,324	337,303
Societe BIC SA	1,493	138,207
Sodexo SA	5,101	531,231
Unibail-Rodamco-Westfield	2,019	424,183
Veolia Environnement SA	10,211	215,240
Wendel SA	1,751	259,344

		12,744,193

Germany - 2.5%

Allianz SE	5,828	1,242,297
Beiersdorf AG	7,692	895,527
Brenntag AG	5,411	326,226
Commerzbank AG†	9,190	86,885
Continental AG	1,377	252,620
Covestro AG*	976	83,132
Deutsche Wohnen SE	5,229	264,269
Fraport AG Frankfurt Airport Services Worldwide	3,354	301,486
Fresenius SE & Co. KGaA	4,930	376,426
FUCHS PETROLUB SE (Preference Shares)	5,308	310,836
Hannover Rueck SE	2,979	409,066
Henkel AG & Co. KGaA	1,677	187,163
Henkel AG & Co. KGaA (Preference Shares)	3,268	417,077
Infineon Technologies AG	13,282	337,942
LANXESS AG	4,176	328,065
Merck KGaA	5,817	610,928
Muenchener Rueckversicherungs-Gesellschaft AG	3,369	726,583
SAP SE	14,724	1,770,957
Siemens AG	4,524	588,033
Symrise AG	4,994	466,409
Telefonica Deutschland Holding AG	42,775	177,900
TUI AG	12,628	232,804
Vonovia SE	9,834	504,421

		10,897,052

Hong Kong - 1.5%

AIA Group, Ltd.	174,800	1,507,751
Bank of East Asia, Ltd.	76,000	281,293
BOC Hong Kong Holdings, Ltd.	61,000	297,665
Hang Lung Properties, Ltd.	92,000	181,685
Hang Seng Bank, Ltd.	17,700	479,893
Henderson Land Development Co., Ltd.	41,367	218,727
Hong Kong & China Gas Co., Ltd.	448,226	922,864
Hong Kong Exchanges & Clearing, Ltd.	15,800	449,717
Link REIT	62,500	622,711
PCCW, Ltd.	360,000	191,266
Power Assets Holdings, Ltd.	20,000	140,277
Sun Hung Kai Properties, Ltd.	15,000	222,647
Swire Pacific, Ltd., Class A	16,500	186,574
Swire Properties, Ltd.	113,600	446,512
Techtronic Industries Co., Ltd.	43,500	266,030

		6,415,612

Ireland - 1.1%

Accenture PLC, Class A	8,675	1,466,682
Alkermes PLC†	4,103	183,978
CRH PLC	8,730	289,915
DCC PLC	4,121	371,583
Jazz Pharmaceuticals PLC†	1,834	313,467
Johnson Controls International PLC	14,883	562,131
Kerry Group PLC, Class A	6,361	725,432
Pentair PLC	4,813	209,269
Perrigo Co. PLC	2,305	176,356
Seagate Technology PLC	1,507	80,685
Willis Towers Watson PLC	3,025	445,492

		4,824,990

Israel - 0.2%

Check Point Software Technologies, Ltd.†	2,287	265,727
NICE, Ltd.†	4,159	479,006
Teva Pharmaceutical Industries, Ltd. ADR	8,828	202,249

		946,982

Italy - 0.6%

Assicurazioni Generali SpA	34,830	579,953
Atlantia SpA	7,576	157,850
Intesa Sanpaolo SpA	146,572	361,959
Luxottica Group SpA	3,520	233,383
Recordati SpA	8,189	286,777
Snam SpA	61,634	252,971
Terna Rete Elettrica Nazionale SpA	60,973	320,325
UniCredit SpA	19,456	280,804

		2,474,022

Japan - 9.8%

Aeon Co., Ltd.	14,600	316,217
AEON Financial Service Co., Ltd.	8,700	178,134
Ajinomoto Co., Inc.	11,000	186,716
Amada Holdings Co., Ltd.	18,000	192,458
Aozora Bank, Ltd.	5,200	183,692
Astellas Pharma, Inc.	32,800	555,572
Bridgestone Corp.	7,800	287,331
Canon, Inc.	17,600	564,385
Central Japan Railway Co.	1,900	381,590
Chiba Bank, Ltd.	27,000	177,392
Chubu Electric Power Co., Inc.	12,500	181,746
Chugai Pharmaceutical Co., Ltd.	5,000	289,803
Concordia Financial Group, Ltd.	45,800	219,705
Dai Nippon Printing Co., Ltd.	8,000	179,498
Dai-ichi Life Holdings, Inc.	16,600	316,283
Daiichi Sankyo Co., Ltd.	15,200	593,444
Daikin Industries, Ltd.	2,200	280,569
Daito Trust Construction Co., Ltd.	200	29,970
Daiwa House Industry Co., Ltd.	9,500	289,762
Denso Corp.	13,700	660,278
Dentsu, Inc.	3,800	177,500
Disco Corp.	1,700	304,167
East Japan Railway Co.	5,600	506,777
Eisai Co., Ltd.	3,900	353,110
FANUC Corp.	2,800	548,735
Fuji Electric Co., Ltd.	45,000	362,479
FUJIFILM Holdings Corp.	4,600	194,541
Hankyu Hanshin Holdings, Inc.	4,800	171,290
Hisamitsu Pharmaceutical Co., Inc.	3,000	219,242
Hitachi Chemical Co., Ltd.	9,900	207,783
Hitachi Metals, Ltd.	17,700	204,543
Hitachi, Ltd.	44,000	287,301
Hoya Corp.	12,800	748,462
Idemitsu Kosan Co., Ltd.	7,100	358,483
Inpex Corp.	24,600	269,004
Isuzu Motors, Ltd.	15,000	216,947
JFE Holdings, Inc.	14,000	306,372
JTEKT Corp.	16,100	225,612
JXTG Holdings, Inc.	91,800	646,425
Kajima Corp.	1,000	7,200
Kao Corp.	10,000	776,258
KDDI Corp.	23,700	627,322
Keikyu Corp.	13,000	224,876
Keio Corp.	6,200	307,461
Keyence Corp.	1,400	792,422
Kintetsu Group Holdings Co., Ltd.	4,200	164,810
Komatsu, Ltd.	10,600	301,562
Kubota Corp.	25,000	390,716
Kurita Water Industries, Ltd.	7,900	234,632
Kyocera Corp.	5,600	353,308
Kyowa Hakko Kirin Co., Ltd.	10,000	177,302
LIXIL Group Corp.	10,600	207,879
Mabuchi Motor Co., Ltd.	4,500	186,504
Marubeni Corp.	51,300	420,890
Mazda Motor Corp.	15,000	173,949
MEIJI Holdings Co., Ltd.	1,700	112,915
Mitsubishi Chemical Holdings Corp.	39,800	356,771
Mitsubishi Corp.	16,100	459,482
Mitsubishi Electric Corp.	29,000	391,504
Mitsubishi Estate Co., Ltd.	10,000	166,007
Mitsui & Co., Ltd.	29,600	493,511
Mitsui Fudosan Co., Ltd.	12,000	274,809
MS&AD Insurance Group Holdings, Inc.	8,100	248,956
Murata Manufacturing Co., Ltd.	1,600	276,267
Nagoya Railroad Co., Ltd.	6,200	141,454
NGK Insulators, Ltd.	10,000	162,902
NGK Spark Plug Co., Ltd.	14,200	403,852
Nidec Corp.	3,800	550,796
Nikon Corp.	13,400	256,519
Nintendo Co., Ltd.	1,200	433,732
Nippon Steel & Sumitomo Metal Corp.	12,600	253,508
Nippon Telegraph & Telephone Corp.	13,700	610,341
Nitori Holdings Co., Ltd.	1,400	212,564
NOK Corp.	10,500	200,531
NSK, Ltd.	29,500	334,799
NTT Data Corp.	18,500	237,764
NTT DOCOMO, Inc.	24,700	641,342
Omron Corp.	5,600	250,743
Ono Pharmaceutical Co., Ltd.	5,900	155,054
Oracle Corp. Japan	1,100	92,368
Oriental Land Co., Ltd.	4,100	439,299
ORIX Corp.	19,200	308,797
Osaka Gas Co., Ltd.	9,200	171,853
Otsuka Holdings Co., Ltd.	6,100	286,087

Panasonic Corp.	27,800	331,894
Rakuten, Inc.	17,000	130,036
Renesas Electronics Corp.†	15,100	114,157
Resona Holdings, Inc.	74,600	422,919
Ryohin Keikaku Co., Ltd.	700	207,902
Santen Pharmaceutical Co., Ltd.	16,600	255,775
Secom Co., Ltd.	4,000	329,223
Sekisui House, Ltd.	11,400	186,067
Shimadzu Corp.	13,000	385,519
Shimano, Inc.	1,200	185,114
Shin-Etsu Chemical Co., Ltd.	6,700	628,634
Shionogi & Co., Ltd.	4,000	232,418
Shiseido Co., Ltd.	4,700	330,958
Shizuoka Bank, Ltd.	18,000	159,086
SMC Corp.	700	232,913
SoftBank Group Corp.	12,800	1,186,572
Sony Corp.	12,900	737,010
SUMCO Corp.	5,500	98,209
Sumitomo Chemical Co., Ltd.	43,000	244,199
Sumitomo Corp.	34,800	564,862
Sumitomo Dainippon Pharma Co., Ltd.	10,300	219,238
Sumitomo Mitsui Financial Group, Inc.	14,200	559,897
Sumitomo Mitsui Trust Holdings, Inc.	5,800	232,867
Suntory Beverage & Food, Ltd.	4,900	200,878
Sysmex Corp.	2,700	234,254
TDK Corp.	3,300	370,957
Terumo Corp.	5,100	281,370
Tobu Railway Co., Ltd.	8,000	223,202
Tohoku Electric Power Co., Inc.	14,100	176,900
Tokio Marine Holdings, Inc.	10,400	490,188
Tokyo Electron, Ltd.	2,600	441,679
Tokyo Gas Co., Ltd.	9,200	218,015
Tokyu Corp.	13,500	222,590
Toppan Printing Co., Ltd.	20,000	156,062
Toray Industries, Inc.	28,000	210,094
TOTO, Ltd.	5,500	232,652
Toyoda Gosei Co., Ltd.	13,600	339,296
Toyota Industries Corp.	7,200	407,596
Toyota Motor Corp.	18,700	1,166,331
Toyota Tsusho Corp.	8,500	289,938
Trend Micro, Inc.	9,900	623,706
Unicharm Corp.	8,500	277,851
West Japan Railway Co.	4,500	301,971
Yahoo Japan Corp.	40,100	137,865
Yakult Honsha Co., Ltd.	3,400	241,742
Yamaguchi Financial Group, Inc.	19,000	208,964
Yamazaki Baking Co., Ltd.	9,000	175,124
Yaskawa Electric Corp.	4,000	134,281

		42,383,911

Jersey - 0.6%

Aptiv PLC	3,496	307,683
Experian PLC	8,984	223,628
Ferguson PLC	4,000	320,534
Randgold Resources, Ltd.	3,036	197,667
Shire PLC	16,732	975,824
WPP PLC	28,561	473,402

		2,498,738

Luxembourg - 0.2%

RTL Group SA	4,902	367,574
SES SA FDR	7,843	157,313
Tenaris SA	13,542	227,138

		752,025

Netherlands - 1.9%

Aegon NV	70,452	422,461
AerCap Holdings NV†	3,448	196,433
Akzo Nobel NV	3,724	348,058
Altice Europe NV†	1,533	4,612
ASML Holding NV	3,981	811,623
Boskalis Westminster NV	5,238	149,994
CNH Industrial NV	27,566	329,572
EXOR NV	4,981	323,659
Ferrari NV	1,458	190,730
ING Groep NV	48,736	661,307
Koninklijke Ahold Delhaize NV	21,039	511,865
Koninklijke DSM NV	3,564	373,894
Koninklijke KPN NV	50,803	129,792
Koninklijke Vopak NV	4,605	237,329
LyondellBasell Industries NV, Class A	6,634	748,183
NN Group NV	13,556	581,098
NXP Semiconductors NV†	2,921	272,062
QIAGEN NV†	4,979	192,742
RELX NV	25,248	559,170
STMicroelectronics NV	18,008	370,084
Wolters Kluwer NV	11,114	704,371

		8,119,039

New Zealand - 0.1%

Auckland International Airport, Ltd.	22,556	106,625
Fletcher Building, Ltd.	37,047	155,886
Spark New Zealand, Ltd.	95,487	252,065

		514,576

Norway - 0.4%

Equinor ASA†	7,937	203,580
Gjensidige Forsikring ASA	23,102	386,496
Marine Harvest ASA	10,328	223,096
Orkla ASA	35,200	289,620
Telenor ASA	11,202	211,186
Yara International ASA	8,507	391,562

		1,705,540

Papua New Guinea - 0.1%

Oil Search, Ltd.	36,637	235,992

Portugal - 0.2%

Banco Espirito Santo SA†(1)(2)	126,030	0
EDP - Energias de Portugal SA	93,029	363,364
Galp Energia SGPS SA	33,940	688,246

		1,051,610

Singapore - 0.7%

CapitaLand, Ltd.	80,000	199,920
City Developments, Ltd.	29,500	199,454
ComfortDelGro Corp., Ltd.	159,000	265,280

DBS Group Holdings, Ltd.	27,000	490,802
Jardine Cycle & Carriage, Ltd.	9,200	217,440
Oversea-Chinese Banking Corp., Ltd.	106,000	872,682
StarHub, Ltd.	112,000	132,192
United Overseas Bank, Ltd.	27,000	532,308

		2,910,078

South Africa - 0.0%

Old Mutual, Ltd.†	98,150	200,592

Spain - 1.3%

Aena SME SA*	1,353	239,500
Amadeus IT Group SA	6,764	627,477
Banco Bilbao Vizcaya Argentaria SA	92,461	576,330
Banco de Sabadell SA	138,750	212,914
Banco Santander SA	182,417	907,943
Bankia SA	5,878	22,086
Bankinter SA	27,525	244,862
CaixaBank SA	80,880	362,476
Enagas SA	7,953	221,093
Grifols SA	10,560	310,483
Red Electrica Corp. SA	13,704	287,915
Repsol SA	47,733	917,802
Telefonica SA	60,355	489,489

		5,420,370

SupraNational - 0.1%

HK Electric Investments & HK Electric Investments, Ltd.*	191,000	193,220
HKT Trust & HKT, Ltd.	123,000	158,907

		352,127

Sweden - 1.1%

Assa Abloy AB, Class B	30,513	621,928
Atlas Copco AB, Class A	11,320	322,698
Atlas Copco AB, Class B	7,859	207,794
Boliden AB	9,577	250,705
Epiroc AB, Class A†	11,320	117,592
Epiroc AB, Class B†	7,859	75,160
Essity AB, Class B	6,725	174,281
Getinge AB, Class B	9,028	107,604
Hennes & Mauritz AB, Class B	7,515	101,256
Hexagon AB, Class B	5,022	298,295
Industrivarden AB, Class C	11,313	241,657
Investor AB, Class B	16,914	763,291
Nordea Bank AB	21,352	230,677
Sandvik AB	14,312	250,475
Skandinaviska Enskilda Banken AB, Class A	20,839	222,401
Svenska Handelsbanken AB, Class A	38,558	467,368
Telefonaktiebolaget LM Ericsson, Class B	32,965	278,062

		4,731,244

Switzerland - 2.8%

ABB, Ltd.	28,594	674,101
Baloise Holding AG	1,739	267,331
Chubb, Ltd.	13,729	1,856,710
Coca-Cola HBC AG	11,386	389,405
EMS-Chemie Holding AG	379	239,307
Garmin, Ltd.	4,306	293,411
Geberit AG	1,734	788,597
Givaudan SA	203	493,860
Kuehne & Nagel International AG	1,294	208,936
Pargesa Holding SA	6,739	547,533
Partners Group Holding AG	508	398,853
Schindler Holding AG	1,585	366,304
Schindler Holding AG (Participation Certificate)	1,303	310,811
SGS SA	169	445,145
Sika AG	3,120	462,568
Sonova Holding AG	3,591	681,336
Swatch Group AG	670	285,903
Swiss Life Holding AG	909	329,369
Swiss Prime Site AG	12,310	1,134,793
Swiss Re AG	4,613	414,825
Swisscom AG	1,889	843,692
Vifor Pharma AG	1,560	287,536
Zurich Insurance Group AG	1,749	532,685

		12,253,011

United Kingdom - 4.5%

3i Group PLC	53,962	627,113
Admiral Group PLC	14,174	382,218
Antofagasta PLC	29,780	311,028
Aon PLC	3,253	473,507
Ashtead Group PLC	12,566	384,798
Auto Trader Group PLC*	37,662	219,282
Aviva PLC	77,931	490,013
British Land Co. PLC	35,934	296,105
BT Group PLC	174,256	491,025
Bunzl PLC	33,711	1,048,037
Burberry Group PLC	11,844	343,341
Capita PLC	35,704	68,738
Compass Group PLC	25,390	545,926
Croda International PLC	4,382	289,733
Direct Line Insurance Group PLC	85,325	366,040
Fresnillo PLC	16,790	195,297
GKN PLC	50,050	298,240
Hammerson PLC	52,725	322,022
Hargreaves Lansdown PLC	10,788	307,694
InterContinental Hotels Group PLC	7,447	459,079
Intertek Group PLC	10,773	717,048
Investec PLC	31,544	207,093
ITV PLC	74,244	154,632
Johnson Matthey PLC	5,956	269,949
Kingfisher PLC	40,468	143,491
Land Securities Group PLC	19,687	233,920
Legal & General Group PLC	161,043	530,938
Liberty Global PLC, Class A†	6,033	161,745
Liberty Global PLC, Class C†	7,042	182,317
London Stock Exchange Group PLC	7,068	423,711
Marks & Spencer Group PLC	41,696	163,035
Mediclinic International PLC	12,171	77,807
Merlin Entertainments PLC*	36,892	177,875
Mondi PLC	10,072	280,091
National Grid PLC	70,378	739,057

Next PLC	6,024	429,540
Nielsen Holdings PLC	6,062	157,612
Pearson PLC	26,239	312,077
Persimmon PLC	2,734	86,238
Provident Financial PLC†	5,712	50,578
Quilter PLC*	32,716	59,737
RELX PLC	32,929	730,013
Royal Mail PLC	26,021	151,133
RSA Insurance Group PLC	57,944	474,467
Sage Group PLC	44,535	343,769
Schroders PLC	9,585	382,114
Segro PLC	54,440	464,549
Sky PLC	21,446	428,316
Smith & Nephew PLC	25,446	447,832
Smiths Group PLC	18,020	376,479
SSE PLC	33,488	543,997
St James’s Place PLC	33,593	492,787
TechnipFMC PLC	8,742	267,768
Travis Perkins PLC	8,814	131,467
United Utilities Group PLC	43,128	414,653
Weir Group PLC	9,425	229,046
Whitbread PLC	4,680	278,857

		19,634,974

United States - 55.0%

A.O. Smith Corp.	4,170	242,194
Abbott Laboratories	11,386	761,040
AbbVie, Inc.	20,175	1,936,396
Activision Blizzard, Inc.	9,737	702,038
Acuity Brands, Inc.#	725	110,809
Adobe Systems, Inc.†	7,642	2,013,743
Advance Auto Parts, Inc.	1,590	260,808
Advanced Micro Devices, Inc.†#	6,209	156,281
Affiliated Managers Group, Inc.	2,068	302,114
Aflac, Inc.	19,838	917,309
Agilent Technologies, Inc.	8,640	583,546
AGNC Investment Corp.#	9,173	174,470
Air Products & Chemicals, Inc.	5,168	859,387
Akamai Technologies, Inc.†	3,270	245,708
Albemarle Corp.#	3,348	319,801
Alexion Pharmaceuticals, Inc.†	2,695	329,437
Align Technology, Inc.†	1,208	466,880
Alleghany Corp.	398	251,448
Alliance Data Systems Corp.	920	219,494
Allstate Corp.	13,980	1,405,969
Alnylam Pharmaceuticals, Inc.†	938	115,064
Alphabet, Inc., Class A†	4,082	5,028,208
Alphabet, Inc., Class C†	3,636	4,429,339
Altice USA, Inc., Class A	638	11,433
American Express Co.	15,233	1,614,393
American Tower Corp.	10,755	1,603,786
American Water Works Co., Inc.	5,568	487,367
Ameriprise Financial, Inc.	4,466	633,993
AMETEK, Inc.	4,930	379,413
Amgen, Inc.	12,489	2,495,427
Amphenol Corp., Class A	3,249	307,290
Anadarko Petroleum Corp.	8,297	534,327
Analog Devices, Inc.	10,056	994,036
Annaly Capital Management, Inc.	16,295	173,053
ANSYS, Inc.†	4,693	872,804
Antero Resources Corp.†	6,732	124,609
Apache Corp.	11,520	504,922
Applied Materials, Inc.	11,871	510,690
Arista Networks, Inc.†	684	204,502
Assurant, Inc.	5,876	604,170
Atmos Energy Corp.	4,547	419,370
Autodesk, Inc.†	4,061	626,815
Automatic Data Processing, Inc.	12,257	1,798,715
AvalonBay Communities, Inc.	1,148	210,417
Avery Dennison Corp.	3,669	385,905
Baker Hughes a GE Co., LLC	4,989	164,487
Ball Corp.	6,352	266,022
Bank of New York Mellon Corp.	9,097	474,409
Baxter International, Inc.	9,257	688,443
BB&T Corp.	10,844	560,201
Berkshire Hathaway, Inc., Class B†	17,072	3,563,268
Best Buy Co., Inc.	3,967	315,615
Biogen, Inc.†	2,412	852,618
BioMarin Pharmaceutical, Inc.†	3,122	312,138
BlackRock, Inc.	2,225	1,065,908
Booking Holdings, Inc.†	616	1,202,155
Boston Properties, Inc.	1,856	242,115
Brixmor Property Group, Inc.	13,251	241,433
Broadcom, Inc.	4,530	992,206
Broadridge Financial Solutions, Inc.	2,802	378,662
C.H. Robinson Worldwide, Inc.	4,142	397,963
CA, Inc.	12,878	564,056
Cabot Oil & Gas Corp.	10,408	248,023
Campbell Soup Co.#	2,840	112,038
Capital One Financial Corp.	8,990	890,819
CarMax, Inc.†#	3,715	289,956
Caterpillar, Inc.	4,114	571,229
CBRE Group, Inc., Class A†	6,735	328,735
CBS Corp., Class B	8,634	457,775
CDW Corp.	4,492	393,320
Celanese Corp., Series A	5,247	613,007
Celgene Corp.†	10,195	962,918
Centene Corp.†	3,324	486,900
CenterPoint Energy, Inc.	9,924	275,788
CenturyLink, Inc.#	23,530	502,601
Cerner Corp.†	10,843	705,988
CF Industries Holdings, Inc.	2,753	143,018
Charles Schwab Corp.	16,947	860,738
Cheniere Energy, Inc.†	4,155	278,094
Chipotle Mexican Grill, Inc.†	435	206,703
Church & Dwight Co., Inc.	5,892	333,369
Cimarex Energy Co.	2,484	209,848
Cincinnati Financial Corp.	7,048	540,370
Cintas Corp.	2,934	626,028
Cisco Systems, Inc.	67,029	3,201,975
CIT Group, Inc.	5,817	315,514
Citizens Financial Group, Inc.	9,141	376,244
Citrix Systems, Inc.†	3,998	455,852
Clorox Co.	10,593	1,535,773
CME Group, Inc.	5,673	991,243
CMS Energy Corp.	10,564	520,171
Cognex Corp.	4,545	244,521

Cognizant Technology Solutions Corp., Class A	8,995	705,478
Colgate-Palmolive Co.	16,984	1,127,907
Comcast Corp., Class A	72,044	2,664,908
Comerica, Inc.	4,468	435,541
Concho Resources, Inc.†	2,390	327,788
Continental Resources, Inc.†	5,768	380,400
Cooper Cos., Inc.	1,050	268,569
Corning, Inc.	14,840	497,288
CoStar Group, Inc.†	923	408,114
Crown Castle International Corp.	8,215	936,756
CSX Corp.	17,593	1,304,697
D.R. Horton, Inc.	5,759	256,333
Danaher Corp.	15,390	1,593,481
Deere & Co.	8,676	1,247,609
Dell Technologies, Inc., Class V†	2,600	250,042
DENTSPLY SIRONA, Inc.	5,808	231,855
Devon Energy Corp.	32,561	1,397,844
Diamondback Energy, Inc.	2,143	259,474
Digital Realty Trust, Inc.	2,876	357,429
Discover Financial Services	7,023	548,637
Discovery, Inc., Class A†	14,639	407,403
Discovery, Inc., Class C†	20,286	520,133
DISH Network Corp., Class A†	5,080	179,578
Dollar Tree, Inc.†	4,673	376,223
Dover Corp.	9,002	773,002
DXC Technology Co.	3,569	325,100
E*TRADE Financial Corp.†	7,743	455,753
Eaton Vance Corp.	7,373	388,778
eBay, Inc.†	16,919	585,567
Ecolab, Inc.	6,409	964,426
Edwards Lifesciences Corp.†	4,134	596,288
Electronic Arts, Inc.†	4,406	499,684
Emerson Electric Co.	22,504	1,726,732
EOG Resources, Inc.	6,297	744,494
EQT Corp.	4,034	205,815
Equinix, Inc.	1,497	652,887
Equity Residential	4,349	294,645
Estee Lauder Cos., Inc., Class A	5,535	775,564
Eversource Energy	9,632	601,326
Expedia Group, Inc.	2,598	339,039
Expeditors International of Washington, Inc.	11,730	859,574
Extra Space Storage, Inc.	3,906	360,172
Fastenal Co.	8,190	477,968
Federal Realty Investment Trust	3,058	399,405
Fidelity National Financial, Inc.	9,250	370,925
Fidelity National Information Services, Inc.	8,745	945,947
Fifth Third Bancorp	15,741	463,258
First Republic Bank	3,876	393,763
Fiserv, Inc.†	15,962	1,278,077
FleetCor Technologies, Inc.†	1,246	266,320
Flowserve Corp.#	4,021	209,575
Ford Motor Co.	46,034	436,402
Fortive Corp.	7,695	646,226
Franklin Resources, Inc.	7,712	244,779
Gartner, Inc.†#	1,876	280,950
General Mills, Inc.	20,561	946,012
Genuine Parts Co.	3,093	308,836
Gilead Sciences, Inc.	16,851	1,276,126
Hanesbrands, Inc.#	9,177	160,965
Hasbro, Inc.	5,283	524,655
HCA Healthcare, Inc.	3,556	476,895
HCP, Inc.	7,868	212,672
HD Supply Holdings, Inc.†	3,493	159,246
Helmerich & Payne, Inc.	2,696	176,777
Hess Corp.	6,603	444,646
Hewlett Packard Enterprise Co.	19,643	324,699
HollyFrontier Corp.	3,459	257,765
Hormel Foods Corp.#	10,317	403,911
Host Hotels & Resorts, Inc.	16,843	362,630
HP, Inc.	24,752	610,137
Humana, Inc.	1,960	653,190
IAC/InterActiveCorp†	1,569	309,407
Illinois Tool Works, Inc.	2,451	340,395
Illumina, Inc.†	1,489	528,342
Incyte Corp.†	2,512	185,662
Ingredion, Inc.	1,834	185,362
Intel Corp.	67,608	3,274,255
Intercontinental Exchange, Inc.	16,675	1,271,135
International Flavors & Fragrances, Inc.	4,707	613,275
International Paper Co.	7,172	366,776
Interpublic Group of Cos., Inc.	10,654	248,771
Intuit, Inc.	7,491	1,644,050
IPG Photonics Corp.†	1,294	227,071
IQVIA Holdings, Inc.†	2,810	357,123
Iron Mountain, Inc.#	4,511	162,847
J.M. Smucker Co.	1,985	205,209
JB Hunt Transport Services, Inc.	3,516	424,557
Jones Lang LaSalle, Inc.	2,807	428,124
Juniper Networks, Inc.	8,086	229,885
Kansas City Southern	2,001	232,036
Keurig Dr Pepper, Inc.	14,005	319,314
KeyCorp	16,491	347,465
Kimberly-Clark Corp.	15,783	1,823,568
Kinder Morgan, Inc.	22,465	397,630
KLA-Tencor Corp.	9,492	1,103,065
Kohl’s Corp.#	3,164	250,304
Kraft Heinz Co.	7,293	424,963
Kroger Co.	19,449	612,643
L Brands, Inc.	4,771	126,098
Laboratory Corp. of America Holdings†	3,264	564,248
Lam Research Corp.	4,219	730,267
Lear Corp.	2,301	373,222
Liberty Media Corp. - Liberty SiriusXM, Series C†	5,871	276,172
Lincoln National Corp.	4,705	308,554
LKQ Corp.†	10,988	379,306
Loews Corp.	5,566	280,025
Lowe’s Cos., Inc.	9,390	1,021,162
M&T Bank Corp.	3,811	675,119
Macerich Co.	2,125	124,822
Marathon Oil Corp.	50,149	1,078,705
Markel Corp.†	505	610,444
Marsh & McLennan Cos., Inc.	7,787	659,014

Martin Marietta Materials, Inc.	905	179,842
Masco Corp.	5,856	222,352
Mastercard, Inc., Class A	14,855	3,202,144
Mattel, Inc.#	12,911	199,217
Maxim Integrated Products, Inc.	5,112	309,123
McCormick & Co., Inc.#	2,150	268,492
MercadoLibre, Inc.#	575	196,886
Microchip Technology, Inc.#	7,794	670,518
Micron Technology, Inc.†	15,302	803,661
Microsoft Corp.	91,520	10,280,442
Mid-America Apartment Communities, Inc.	1,694	175,431
Monster Beverage Corp.†	6,084	370,455
Mosaic Co.	6,964	217,764
Motorola Solutions, Inc.	5,584	716,762
MSCI, Inc.	2,388	430,461
Nasdaq, Inc.	6,716	640,975
National Oilwell Varco, Inc.	13,658	642,882
NetApp, Inc.	7,429	644,911
Netflix, Inc.†	5,011	1,842,444
New York Community Bancorp, Inc.#	12,075	130,048
Newell Brands, Inc.#	7,862	170,763
Newfield Exploration Co.†	19,725	538,098
NiSource, Inc.	13,830	374,378
Noble Energy, Inc.	12,199	362,554
Norfolk Southern Corp.	4,381	761,593
Northern Trust Corp.	5,252	564,380
Nucor Corp.	9,846	615,375
NVIDIA Corp.	7,478	2,098,925
O’Reilly Automotive, Inc.†	1,151	386,068
Occidental Petroleum Corp.	6,941	554,378
OGE Energy Corp.	6,618	243,741
Omnicom Group, Inc.	11,877	823,314
ONEOK, Inc.	7,889	519,964
Oracle Corp.	40,001	1,943,249
PACCAR, Inc.	4,720	322,942
Palo Alto Networks, Inc.†	1,448	334,705
Parker-Hannifin Corp.	4,152	729,091
Parsley Energy, Inc., Class A†	2,061	57,234
Paychex, Inc.	19,483	1,427,130
PayPal Holdings, Inc.†	14,841	1,370,270
People’s United Financial, Inc.	22,008	407,368
PepsiCo, Inc.	28,141	3,152,073
Pioneer Natural Resources Co.	1,932	337,520
Plains GP Holdings LP, Class A	3,826	98,634
PNC Financial Services Group, Inc.	10,505	1,507,888
PPL Corp.#	31,005	922,089
Principal Financial Group, Inc.	9,465	522,373
Procter & Gamble Co.	38,851	3,222,690
Progressive Corp.	16,445	1,110,531
Prologis, Inc.	6,021	404,491
Prudential Financial, Inc.	8,857	870,200
Public Storage	1,999	424,947
Qorvo, Inc.†	2,309	184,928
QUALCOMM, Inc.	16,331	1,122,103
Quest Diagnostics, Inc.	6,487	713,440
Qurate Retail Group, Inc.†	15,276	317,588
Range Resources Corp.	5,909	97,026
Raymond James Financial, Inc.	5,302	493,298
Red Hat, Inc.†	2,648	391,189
Regeneron Pharmaceuticals, Inc.†	1,040	423,020
Regions Financial Corp.	21,191	412,377
Republic Services, Inc.	6,786	497,821
ResMed, Inc.	2,871	319,858
Robert Half International, Inc.	4,872	380,893
Rockwell Automation, Inc.	4,117	745,012
Roper Technologies, Inc.	4,838	1,443,514
Ross Stores, Inc.	6,969	667,491
S&P Global, Inc.	4,248	879,548
salesforce.com, Inc.†	8,590	1,311,521
SBA Communications Corp.†	5,672	880,465
Sealed Air Corp.	3,953	158,555
Seattle Genetics, Inc.†#	1,644	126,193
SEI Investments Co.	4,295	270,929
ServiceNow, Inc.†	2,686	527,423
Simon Property Group, Inc.	3,310	605,829
Skyworks Solutions, Inc.	2,653	242,219
Snap-on, Inc.	2,120	374,774
Southwest Airlines Co.	4,588	281,244
Splunk, Inc.†	2,721	348,696
Square, Inc., Class A†	2,509	222,398
Stanley Black & Decker, Inc.	3,498	491,574
Starbucks Corp.	23,035	1,231,221
Stryker Corp.	4,534	768,196
SunTrust Banks, Inc.	10,302	757,815
SVB Financial Group†	1,283	414,088
Synchrony Financial	10,798	341,973
Synopsys, Inc.†	2,612	266,790
T-Mobile US, Inc.†	2,928	193,365
T. Rowe Price Group, Inc.	6,856	794,542
Take-Two Interactive Software, Inc.†	2,822	376,906
Tapestry, Inc.	5,861	297,094
Targa Resources Corp.#	5,071	279,260
TD Ameritrade Holding Corp.	8,363	489,821
TESARO, Inc.†#	1,251	40,595
Texas Instruments, Inc.	11,801	1,326,432
Thermo Fisher Scientific, Inc.	8,190	1,958,229
Tiffany & Co.	3,930	482,014
TJX Cos., Inc.	13,325	1,465,350
Toll Brothers, Inc.	6,710	243,103
Torchmark Corp.	13,741	1,208,109
Total System Services, Inc.	7,477	726,316
Tractor Supply Co.	1,874	165,437
TransDigm Group, Inc.†#	831	290,850
TransUnion	1,631	122,814
Travelers Cos., Inc.	9,938	1,307,841
Trimble, Inc.†	10,103	425,336
TripAdvisor, Inc.†#	2,793	151,688
Twitter, Inc.†	7,166	252,100
UGI Corp.	5,791	313,004
Ulta Beauty, Inc.†	1,451	377,260
Union Pacific Corp.	11,975	1,803,674
United Parcel Service, Inc., Class B	13,351	1,640,571
United Rentals, Inc.†	2,725	424,746
United Therapeutics Corp.†	2,180	268,118
US Bancorp	30,198	1,634,014
Vail Resorts, Inc.	1,760	524,568
Valero Energy Corp.	4,416	520,558

Varian Medical Systems, Inc.†	3,147	352,527
Veeva Systems, Inc., Class A†	1,502	156,749
Ventas, Inc.	5,335	319,406
VeriSign, Inc.†	5,122	812,400
Verisk Analytics, Inc.†	6,616	787,899
Vertex Pharmaceuticals, Inc.†	4,679	862,808
Viacom, Inc., Class B	7,902	231,371
Visa, Inc., Class A#	27,304	4,010,685
Vornado Realty Trust	3,640	280,280
Voya Financial, Inc.	7,253	363,158
Vulcan Materials Co.#	2,163	239,660
Walgreens Boots Alliance, Inc.	10,661	730,918
Walt Disney Co.	21,553	2,414,367
Waters Corp.†	1,325	251,061
WEC Energy Group, Inc.	6,906	466,707
Welltower, Inc.	4,073	271,710
Western Digital Corp.	3,913	247,458
Western Union Co.	11,620	219,850
WestRock Co.	4,699	258,821
Weyerhaeuser Co.	7,956	276,153
Whirlpool Corp.#	1,088	135,978
Workday, Inc., Class A†	1,451	224,238
Worldpay, Inc., Class A†	3,592	349,825
WR Berkley Corp.	7,712	603,541
WW Grainger, Inc.	518	183,408
Wyndham Worldwide Corp.†	2,547	112,577
Xerox Corp.	5,582	155,515
Yum! Brands, Inc.	5,094	442,618
Zoetis, Inc.	6,582	596,329

		237,051,166

Total Long-Term Investment Securities
(cost $312,644,702)		418,695,294

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(3)(4)	627,191	627,191

U.S. Government Treasuries - 1.0%

United States Treasury Bills 1.93% due 10/04/2018(5)	$1,000,000	998,388
1.97% due 11/01/2018(5)	1,200,000	1,196,109
2.11% due 01/03/2019(5)	2,000,000	1,985,715

		4,180,212

Total Short-Term Investment Securities
(cost $4,806,998)		4,807,403

REPURCHASE AGREEMENTS - 1.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount of $5,951,231 collateralized by $5,315,000 of U.S. Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $6,072,095 (cost $5,951,000)	5,951,000	5,951,000

TOTAL INVESTMENTS
(cost $323,402,700)	99.6%	429,453,697
Other assets less liabilities	0.4	1,825,350

NET ASSETS	100.0%	$431,279,047

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $1,147,735 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $13 representing 0.0% of net assets.
(3)

At August 31, 2018, the Fund had loaned securities with a total value of $10,675,782. This was secured by collateral of $627,191, which was received in cash and subsequently invested in short-term investments currently valued at $627,191 as reported in the Portfolio of Investments. Additional collateral of $10,272,798 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$748,064
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	701,962
Government National Mtg. Assoc.	2.50%	9/20/2046	111,841
United States Treasury Bills	0.00%	09/06/2018 to 03/28/2019	467,482
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	8,243,449

(4)	The rate shown is the 7-day yield as of August 31, 2018.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR - American Depositary Receipt

FDR - Fiduciary Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
92	Long	S&P 500 E-Mini Index	September 2018	$12,828,813	$13,349,660	$520,847

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Real Estate Investment Trusts	3.6%
Applications Software	3.4
Banks-Commercial	3.2
Insurance-Property/Casualty	2.9
Electronic Components-Semiconductors	2.6
Medical-Biomedical/Gene	2.5
Insurance-Life/Health	2.4
Oil Companies-Exploration & Production	2.3
Insurance-Multi-line	2.3
Medical-Drugs	2.3
Finance-Credit Card	2.2
Web Portals/ISP	2.2
Cosmetics & Toiletries	2.1
Transport-Rail	1.9
Commercial Services-Finance	1.7
Investment Management/Advisor Services	1.6
Banks-Super Regional	1.4
Repurchase Agreements	1.4
Telephone-Integrated	1.3
Medical Products	1.2
Enterprise Software/Service	1.1
Finance-Other Services	1.1
Chemicals-Diversified	1.1
Computer Services	1.1
Commercial Services	1.0
Beverages-Non-alcoholic	1.0

U.S. Government Treasuries	1.0
Semiconductor Equipment	1.0
Multimedia	1.0
Transport-Services	0.9
Data Processing/Management	0.9
Auto/Truck Parts & Equipment-Original	0.9
Gas-Distribution	0.9
Cable/Satellite TV	0.8
Insurance-Reinsurance	0.8
Chemicals-Specialty	0.8
Networking Products	0.8
Food-Misc./Diversified	0.8
Diagnostic Equipment	0.8
Consumer Products-Misc.	0.8
Diversified Manufacturing Operations	0.8
Electronic Components-Misc.	0.8
Pipelines	0.8
Electric-Integrated	0.7
Real Estate Management/Services	0.7
Semiconductor Components-Integrated Circuits	0.7
Industrial Automated/Robotic	0.7
Machinery-Electrical	0.7
Real Estate Operations & Development	0.7
Distribution/Wholesale	0.6
Computer Aided Design	0.6
Electric Products-Misc.	0.6
Machinery-General Industrial	0.6
E-Commerce/Services	0.6
Oil Companies-Integrated	0.5
Investment Companies	0.5
Import/Export	0.5
Diversified Banking Institutions	0.5
Oil Refining & Marketing	0.5
Internet Content-Entertainment	0.5
Building & Construction Products-Misc.	0.5
Electronic Forms	0.5
Machinery-Farming	0.5
Auto-Cars/Light Trucks	0.4
Food-Retail	0.4
Retail-Restaurants	0.4
Hotels/Motels	0.4
Finance-Investment Banker/Broker	0.4
Oil-Field Services	0.4
Medical Labs & Testing Services	0.4
Entertainment Software	0.4
Advertising Agencies	0.4
Consulting Services	0.4
Paper & Related Products	0.4
Diversified Operations	0.4
Electronic Measurement Instruments	0.3
Retail-Major Department Stores	0.3
Retail-Apparel/Shoe	0.3
Machinery-Construction & Mining	0.3
Insurance Brokers	0.3
Private Equity	0.3
Airport Development/Maintenance	0.3
Industrial Gases	0.3
Steel-Producers	0.3
Computers-Memory Devices	0.3
Medical Instruments	0.3
Electric-Distribution	0.3
Wireless Equipment	0.3
Audio/Video Products	0.3
Building-Residential/Commercial	0.3
Computer Software	0.3
Retail-Discount	0.3
Retail-Auto Parts	0.3
Cellular Telecom	0.2
Telecom Services	0.2
Retail-Building Products	0.2
Toys	0.2
Resorts/Theme Parks	0.2
Medical-HMO	0.2
Food-Dairy Products	0.2
Water	0.2
Food-Catering	0.2
Public Thoroughfares	0.2
Banks-Fiduciary	0.2
Television	0.2
Internet Security	0.2
Soap & Cleaning Preparation	0.2
Computers	0.2
Broadcast Services/Program	0.2
Web Hosting/Design	0.2
Tools-Hand Held	0.2
Retail-Jewelry	0.2
Building Products-Air & Heating	0.2
Rental Auto/Equipment	0.2
Medical-Hospitals	0.2
Non-Hazardous Waste Disposal	0.2
Agricultural Chemicals	0.2
Rubber-Tires	0.2
Retail-Drug Store	0.2
Building Products-Cement	0.2
Telecommunication Equipment	0.2
Medical Information Systems	0.2
Publishing-Periodicals	0.2
Dental Supplies & Equipment	0.2
Containers-Paper/Plastic	0.2
Electric-Transmission	0.2
Auto-Heavy Duty Trucks	0.2
Machine Tools & Related Products	0.2
Water Treatment Systems	0.2
Optical Supplies	0.1
Office Automation & Equipment	0.1
E-Commerce/Products	0.1
Oil Field Machinery & Equipment	0.1
Transactional Software	0.1
Registered Investment Companies	0.1
Electronic Security Devices	0.1
Metal-Copper	0.1
Food-Meat Products	0.1
Savings & Loans/Thrifts	0.1
Office Supplies & Forms	0.1
Coatings/Paint	0.1
Apparel Manufacturers	0.1

Photo Equipment & Supplies	0.1
Human Resources	0.1
Machinery-Pumps	0.1
Decision Support Software	0.1
Transport-Truck	0.1
E-Services/Consulting	0.1
Finance-Consumer Loans	0.1
Power Converter/Supply Equipment	0.1
Satellite Telecom	0.1
Retail-Perfume & Cosmetics	0.1
Dialysis Centers	0.1
Metal Processors & Fabrication	0.1
Computers-Integrated Systems	0.1
Security Services	0.1
Respiratory Products	0.1
Retail-Catalog Shopping	0.1
Retail-Consumer Electronics	0.1
Finance-Leasing Companies	0.1
Electronic Connectors	0.1
Aerospace/Defense	0.1
Retail-Automobile	0.1
Airlines	0.1
Publishing-Books	0.1
Radio	0.1
Containers-Metal/Glass	0.1
Computer Data Security	0.1
Gas-Transportation	0.1
Instruments-Scientific	0.1
Metal-Diversified	0.1
Retail-Regional Department Stores	0.1
Chemicals-Plastics	0.1
Travel Services	0.1
Steel Pipe & Tube	0.1
Fisheries	0.1
Building Products-Wood	0.1
MRI/Medical Diagnostic Imaging	0.1
Electric-Generation	0.1

99.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$—	$13	$13
Portugal	1,051,610	—	0	1,051,610
Other Countries	417,643,671	—	—	417,643,671
Short-Term Investment Securities:
Registered Investment Companies	627,191	—	—	627,191
U.S. Government Treasuries	—	4,180,212	—	4,180,212
Repurchase Agreements	—	5,951,000	—	5,951,000

Total Investments at Value	$419,322,472	$10,131,212	$13	$429,453,697

Other Financial Instruments:†
Futures Contracts	$520,847	$—	$—	$520,847

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $151,524,193 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 – (unaudited)

Security Description	Shares/ Principal Amount(5)	Value (Note 1)
COMMON STOCKS - 62.2%
Bermuda - 0.4%

Kunlun Energy Co., Ltd.	1,344,000	$1,404,147

Canada - 1.4%

Alamos Gold, Inc., Class A	253,130	1,111,241
Husky Energy, Inc.	159,800	2,642,516
Wheaton Precious Metals Corp.	90,000	1,542,069

		5,295,826

Cayman Islands - 1.3%

Baidu, Inc. ADR†	8,020	1,816,370
CK Hutchison Holdings, Ltd.	293,500	3,382,331

		5,198,701

China - 1.2%

China Life Insurance Co., Ltd.	810,000	1,830,788
China Telecom Corp., Ltd.	6,178,000	2,904,516

		4,735,304

Denmark - 0.7%

Vestas Wind Systems A/S	39,055	2,721,359

France - 4.6%

AXA SA	114,627	2,893,243
BNP Paribas SA	60,268	3,538,378
Cie de Saint-Gobain	48,053	2,067,394
Cie Generale des Etablissements Michelin SCA	19,866	2,350,912
Sanofi	44,076	3,770,070
Veolia Environnement SA	144,331	3,042,385

		17,662,382

Germany - 4.2%

Bayer AG	32,321	3,015,584
E.ON SE	255,255	2,719,917
HeidelbergCement AG	12,697	1,010,735
LANXESS AG	33,058	2,597,022
Merck KGaA	29,937	3,144,123
Siemens AG ADR	57,643	3,735,554

		16,222,935

Hong Kong - 0.8%

China Mobile, Ltd.	319,500	3,004,185

Ireland - 2.8%

Allergan PLC	19,365	3,712,464
Bank of Ireland Group PLC	346,798	2,833,922
CRH PLC	75,411	2,504,328
Medtronic PLC	16,100	1,552,201

		10,602,915

Israel - 1.1%

Teva Pharmaceutical Industries, Ltd. ADR	177,270	4,061,256

Italy - 1.0%

Eni SpA	211,893	3,930,358

Japan - 5.1%

IHI Corp.	47,400	1,655,225
Inpex Corp.	105,200	1,150,374
Mitsui Fudosan Co., Ltd.	104,400	2,390,836
Omron Corp.	39,500	1,768,630
Panasonic Corp.	219,300	2,618,139
Ryohin Keikaku Co., Ltd.	3,600	1,069,211
Seven & i Holdings Co., Ltd.#	63,300	2,577,918
SoftBank Group Corp.	35,000	3,244,532
Suntory Beverage & Food, Ltd.	76,300	3,127,950

		19,602,815

Jersey - 0.9%

Shire PLC	61,693	3,597,986

Luxembourg - 0.5%

SES SA FDR	97,434	1,954,308

Netherlands - 1.4%

ING Groep NV	205,978	2,794,950
LyondellBasell Industries NV, Class A	11,700	1,319,526
QIAGEN NV†	33,618	1,301,387

		5,415,863

Norway - 0.7%

Yara International ASA	59,269	2,728,050

Singapore - 0.7%

Singapore Telecommunications, Ltd.	1,200,000	2,823,941

South Korea - 2.0%

Hana Financial Group, Inc.	41,712	1,600,056
KB Financial Group, Inc. ADR	22,028	1,009,102
Samsung Electronics Co., Ltd.	116,416	5,067,022

		7,676,180

Switzerland - 2.0%

Novartis AG	14,806	1,227,863
Roche Holding AG	11,148	2,769,604
UBS Group AG	246,301	3,846,031

		7,843,498

Taiwan - 0.8%

Taiwan Semiconductor Manufacturing Co., Ltd.	361,914	3,016,441

Thailand - 0.8%

Bangkok Bank PCL NVDR	482,700	3,023,327

United Kingdom - 8.1%

BAE Systems PLC	291,671	2,291,510
Barclays PLC	1,120,297	2,551,883
BP PLC	783,795	5,561,395
GlaxoSmithKline PLC	60,221	1,218,259
HSBC Holdings PLC	335,983	2,947,276
Kingfisher PLC	708,706	2,512,924
LivaNova PLC†	14,800	1,858,140
Rolls-Royce Holdings PLC	89,630	1,167,818
Royal Dutch Shell PLC, Class B	136,869	4,507,961
Standard Chartered PLC	426,068	3,463,949
Vodafone Group PLC ADR	145,847	3,151,754

		31,232,869

United States - 19.7%

Advance Auto Parts, Inc.	21,200	3,477,436
Ally Financial, Inc.	59,300	1,593,984
Alphabet, Inc., Class A†	3,000	3,695,400
Amgen, Inc.	18,990	3,794,392
Apache Corp.	33,360	1,462,169
Apple, Inc.	14,360	3,268,767
Capital One Financial Corp.	39,720	3,935,855

Celgene Corp.†		28,390	2,681,436
Citigroup, Inc.		65,230	4,646,985
Comcast Corp., Class A		88,830	3,285,822
CommScope Holding Co., Inc.†		81,000	2,566,890
Coty, Inc., Class A#		170,400	2,106,144
Devon Energy Corp.		32,500	1,395,225
Eastman Chemical Co.		17,640	1,711,609
Eli Lilly & Co.		30,130	3,183,234
Exxon Mobil Corp.		23,500	1,883,995
Gilead Sciences, Inc.		46,150	3,494,939
JPMorgan Chase & Co.		22,620	2,591,800
Kellogg Co.		35,400	2,541,366
Knowles Corp.†		84,540	1,532,710
Mattel, Inc.#		140,200	2,163,286
Oracle Corp.		113,160	5,497,313
Tapestry, Inc.		52,500	2,661,225
Twenty-First Century Fox, Inc., Class A		27,857	1,264,708
United Parcel Service, Inc., Class B		28,300	3,477,504
Voya Financial, Inc.		70,150	3,512,410
Wells Fargo & Co.		43,300	2,532,184

			75,958,788

Total Common Stocks
(cost $213,524,419)			239,713,434

FOREIGN GOVERNMENT OBLIGATIONS - 20.9%
Argentina - 1.1%

Republic of Argentina Bonds 4.00% due 03/06/2020(1)	ARS	5,000	147
Republic of Argentina Notes 4.50% due 02/13/2020		$439,000	425,830
Republic of Argentina Bonds 15.50% due 10/17/2026	ARS	79,847,000	1,752,739
Republic of Argentina Bonds 16.00% due 10/17/2023	ARS	43,574,000	1,050,972
Republic of Argentina Notes 18.20% due 10/03/2021	ARS	40,723,000	982,208
Republic of Argentina Bonds 21.20% due 09/19/2018	ARS	2,143,000	62,315
Republic of Argentina FRS Bonds 37.40% (BADLARPP + 2.00%) due 04/03/2022	ARS	2,800,000	71,707
Republic of Argentina FRS Bonds 44.87% (ARLLMONP + 0.00%) due 06/21/2020	ARS	10,000	311

			4,346,229

Brazil - 3.3%

Federative Republic of Brazil Bills zero coupon due 07/01/2020	BRL	1,650,000	344,900
Federative Republic of Brazil Bills zero coupon due 07/01/2021%	BRL	10,680,000	1,992,066
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2019	BRL	10,720,000	2,702,890
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	3,660,000	918,789
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2023	BRL	11,195,000	2,684,090
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	15,050,000	3,467,619
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2027	BRL	2,160,000	482,508

			12,592,862

Colombia - 1.4%

Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	19,859
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	763,404
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	6,500,700,000	2,242,153
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	112,790
Republic of Colombia Bonds 7.75% due 09/18/2030	COP	4,849,000,000	1,682,764
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	491,577

			5,312,547

Ghana - 0.6%

Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	287,019
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	850,109
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	300,575

Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	960,697
Republic of Ghana Bonds 21.50% due 03/09/2020	GHS	50,000	10,598
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	11,411
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	11,383
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	11,536

			2,443,328

India - 3.2%

Republic of India Senior Notes 6.79% due 05/15/2027	INR	380,000,000	4,915,669
Republic of India Senior Notes 6.84% due 12/19/2022	INR	40,000,000	541,083
Republic of India Senior Notes 7.16% due 05/20/2023	INR	150,000,000	2,041,910
Republic of India Senior Notes 7.68% due 12/15/2023	INR	128,000,000	1,775,997
Republic of India Senior Notes 8.08% due 08/02/2022	INR	142,000,000	2,006,084
Republic of India Senior Notes 8.20% due 02/15/2022	INR	60,000,000	851,194

			12,131,937

Indonesia - 3.1%

Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	5,375
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	19,605
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	312,142
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	98,749,000,000	6,758,376
Republic of Indonesia Senior Notes 8.75% due 05/15/2031	IDR	3,184,000,000	221,225
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	2,285,000,000	163,331
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	116,000,000	8,481
Republic of Indonesia Senior Notes 10.50% due 08/15/2030	IDR	260,000,000	20,468
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	970,658
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	29,607,000,000	2,090,564
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	542,174
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	10,859,000,000	856,608

			11,969,007

Mexico - 2.7%

United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,537,843	129,634
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	3,254,267	170,887
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	162,280,000	8,189,915
United Mexican States Bonds 6.50% due 06/10/2021	MXN	20,960,000	1,058,869
United Mexican States Bonds 8.00% due 06/11/2020	MXN	17,060,000	894,190

			10,443,495

Philippines - 0.6%

Republic of the Philippines Senior Notes 3.88% due 11/22/2019	PHP	121,440,000	2,241,809

South Korea - 4.7%

Bank of Korea Senior Bonds 1.33% due 10/02/2018	KRW	770,000,000	691,572
Bank of Korea Senior Bonds 1.72% due 12/02/2018	KRW	770,000,000	691,987
Republic of South Korea Senior Notes 1.25% due 12/10/2019	KRW	2,127,000,000	1,897,821
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	1,207,700,000	1,066,369
Republic of South Korea Senior Notes 1.50% due 06/10/2019	KRW	3,790,000,000	3,399,918

Republic of South Korea Senior Notes 1.75% due 12/10/2018	KRW	1,386,600,000	1,246,266
Republic of South Korea Senior Notes 1.88% due 03/10/2022	KRW	257,000,000	229,676
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	7,060,237
Republic of South Korea Senior Bonds 3.00% due 09/10/2024	KRW	579,100,000	543,414
Republic of South Korea Senior Notes 4.25% due 06/10/2021	KRW	1,400,000,000	1,335,441

			18,162,701

Ukraine - 0.2%

Government of Ukraine VRS Senior Bonds 0.00% due 05/31/2040*(2)		1,474,000	790,270

Total Foreign Government Obligations
(cost $91,559,655)			80,434,185

Total Long-Term Investment Securities
(cost $305,084,074)			320,147,619

SHORT-TERM INVESTMENT SECURITIES - 13.7%
Foreign Government Obligations - 4.6%

Republic of Argentina
(0.90)% due 09/14/2018	ARS	1,027,000	30,852
3.10% due 10/12/2018	ARS	411,000	11,834
3.75% due 02/08/2019(1)	ARS	5,194,000	164,547
25.10% due 09/19/2018	ARS	2,747,000	72,117
25.23% due 10/17/2018	ARS	4,361,000	108,193
42.00% due 11/21/2018	ARS	29,000	675
42.10% due 11/21/2018	ARS	19,000	442
43.50% due 10/17/2018	ARS	63,000	1,563
44.65% due 09/19/2018	ARS	44,000	1,155
44.65% due 09/19/2018	ARS	14,000	368

			391,746

United Mexican States
7.27% due 10/11/2018	MXN	14,119,100	732,543
7.59% due 09/13/2018	MXN	24,005,000	1,252,981
7.59% due 09/27/2018	MXN	18,670,500	971,625
7.61% due 09/27/2018	MXN	4,017,400	209,068
7.64% due 10/25/2018	MXN	28,925,300	1,496,148
7.68% due 09/13/2018	MXN	7,726,200	403,282
7.69% due 09/27/2018	MXN	8,704,900	453,009
7.77% due 09/27/2018	MXN	2,062,100	107,313
7.81% due 11/08/2018	MXN	12,198,700	629,025
7.84% due 11/22/2018	MXN	9,103,400	467,962
7.90% due 12/06/2018	MXN	21,201,400	1,086,511
7.90% due 01/31/2019	MXN	7,067,100	357,715
7.91% due 03/28/2019	MXN	14,134,300	706,706
7.92% due 11/08/2018	MXN	8,715,000	449,388
7.92% due 03/28/2019	MXN	24,735,000	1,236,734
7.93% due 03/28/2019	MXN	7,067,100	353,350
7.94% due 05/23/2019	MXN	21,201,300	1,047,268
7.95% due 05/23/2019	MXN	5,300,400	261,821
7.99% due 01/31/2019	MXN	5,299,500	268,245
8.00% due 01/31/2019	MXN	8,043,200	407,122
8.00% due 03/28/2019	MXN	3,533,000	176,648
8.01% due 05/23/2019	MXN	43,511,200	2,149,295
8.02% due 05/23/2019	MXN	4,946,200	244,324
8.07% due 02/14/2019	MXN	11,461,300	578,331
8.09% due 05/23/2019	MXN	6,824,800	337,120
8.10% due 07/04/2019	MXN	8,603,000	421,121
8.11% due 07/04/2019	MXN	7,113,900	348,228
8.14% due 07/18/2019	MXN	8,694,700	424,330

			17,577,213

Total Foreign Government Obligations
(cost $17,799,323)			17,968,959

Registered Investment Companies - 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(3)(4)		3,774,197	3,774,197

U.S. Government Agencies - 8.1%

Federal Home Loan Bank Disc. Notes 1.86% due 09/04/2018		31,220,000	31,220,000

Total Short-Term Investment Securities
(cost $52,793,520)			52,963,156

TOTAL INVESTMENTS
(cost $357,877,594)		96.8%	373,110,775
Other assets less liabilities		3.2	12,518,893

NET ASSETS		100.0%	$385,629,668

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $790,270 representing 0.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Principal amount of security is adjusted for inflation.
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	The rate shown is the 7-day yield as of August 31, 2018.

(4)

At August 31, 2018, the Fund had loaned securities with a total value of $6,372,040. This was secured by collateral of $3,774,197, which was received in cash and subsequently invested in short-term investments currently valued at $3,774,197 as reported in the Portfolio of Investments. Additional collateral of $2,875,810 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
United States Treasury Bills	0.00%	10/18/2018 to 02/28/2019	$72,101
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	2,803,709

(5)	Denominated in United States Dollars unless otherwise indicated.

ADR - American Depositary Receipt

ARS - Argentine Peso

BRL - Brazilian Real

COP - Colombian Peso

FDR - Fiduciary Depositary Receipt

GHS - Ghanaian Cedi

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

NVDR - Non-Voting Depositary Receipt

PHP - Philippine Peso

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

ARLLMONP - Argentina Blended Policy Rate

BADLARPP - Argentina Deposit Rates Badlar 30-35 days
Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	18,819	03/08/2027	3 Months USD - LIBOR/Quarterly	2.46%/Semi - annually	$—	$639,295
USD	11,200	03/08/2047	3 Months USD - LIBOR/Quarterly	2.70%/Semi - annually	—	585,116
USD	1,012	02/20/2048	3 Months USD - LIBOR/Quarterly	2.98%/Semi - annually	—	(5,219)
USD	1,012	02/22/2048	3 Months USD - LIBOR/Quarterly	3.00%/Semi - annually	—	(9,862)
USD	1,012	02/23/2048	3 Months USD - LIBOR/Quarterly	3.02%/Semi - annually	—	(13,393)

						$1,195,937

USD - United States Dollar

LIBOR - London Interbank Offered rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	234,146	USD	274,859	09/07/2018	$3,036	$—
	EUR	1,816,617	USD	2,148,840	09/18/2018	38,210	—
	EUR	2,236,820	USD	2,628,107	09/28/2018	27,302	—
	EUR	1,085,049	USD	1,273,738	10/05/2018	11,458	—
	EUR	584,552	USD	665,986	10/16/2018	—	(14,645)
	EUR	2,236,820	USD	2,633,028	10/29/2018	25,844	—

						105,850	(14,645)

Barclays Bank PLC	EUR	47,026	USD	55,104	09/28/2018	426	—
	EUR	94,051	USD	110,305	10/31/2018	664	—
	EUR	183,000	USD	213,866	11/09/2018	381	—
	EUR	47,026	USD	55,376	11/30/2018	429	—
	JPY	24,850,000	USD	226,067	09/19/2018	2,204	—
	JPY	40,123,600	USD	365,588	10/11/2018	3,552	—
	JPY	78,940,000	USD	706,405	10/17/2018	—	(6,184)
	JPY	557,000,000	USD	5,034,437	11/08/2018	—	(1,602)
	JPY	116,230,000	USD	1,053,724	11/09/2018	2,774	—
	JPY	67,630,000	USD	611,361	11/29/2018	—	(998)

						10,430	(8,784)

BNP Paribas SA	EUR	118,000	USD	139,013	11/30/2018	1,136	—

Citibank N.A.	EUR	89,576	USD	106,490	09/13/2018	2,456	—
	EUR	1,165,599	BRL	5,260,000	10/02/2018	—	(68,196)
	EUR	1,906,904	USD	2,209,530	10/15/2018	—	(10,623)
	EUR	1,104,900	USD	1,293,120	11/06/2018	4,455	—
	JPY	32,100,000	USD	293,553	09/10/2018	4,560	—
	JPY	79,600,000	USD	728,371	09/11/2018	11,697	—
	JPY	38,770,000	USD	353,257	09/20/2018	3,969	—
	JPY	9,976,666	USD	90,345	10/15/2018	299	—
	JPY	80,345,200	USD	725,622	11/06/2018	—	(708)
	JPY	9,976,667	USD	90,328	11/13/2018	94	—
	JPY	72,889,000	USD	676,728	01/25/2019	13,622	—
	JPY	280,651,280	USD	2,636,015	01/31/2019	81,497	—
	JPY	40,176,667	USD	379,231	02/14/2019	13,104	—
	JPY	29,930,000	USD	285,551	02/15/2019	12,778	—
	KRW	538,612,000	USD	505,739	10/16/2018	21,395	—
	KRW	1,051,000,000	USD	982,932	11/15/2018	36,896	—
	KRW	1,245,000,000	USD	1,166,932	11/21/2018	45,998	—
	KRW	2,989,000,000	USD	2,661,976	11/23/2018	—	(29,386)
	KRW	524,000,000	USD	487,465	12/20/2018	15,116	—

						267,936	(108,913)

Deutsche Bank AG	EUR	595,000	USD	699,601	09/07/2018	8,858	—
	EUR	270,464	USD	320,367	09/12/2018	6,272	—
	EUR	68,878	USD	80,286	09/24/2018	225	—
	EUR	2,905,954	USD	3,397,264	09/28/2018	18,440	—
	EUR	595,000	USD	695,293	10/05/2018	3,106	—
	EUR	270,464	USD	319,031	10/12/2018	4,213	—
	EUR	133,000	USD	155,015	10/24/2018	56	—
	EUR	68,877	USD	81,206	10/25/2018	950	—
	EUR	3,247,000	USD	3,723,627	11/16/2018	—	(66,284)
	EUR	2,907,096	USD	3,410,896	11/29/2018	14,370	—
	JPY	23,100,000	USD	212,551	09/12/2018	4,558	—
	JPY	43,210,000	USD	394,727	09/25/2018	5,296	—
	JPY	39,300,000	USD	355,431	10/15/2018	723	—
	JPY	43,140,000	USD	396,282	12/18/2018	5,076	—
	JPY	58,120,000	USD	535,920	01/24/2019	7,219	—
	JPY	222,755,000	USD	2,037,474	02/19/2019	6,661	—
	JPY	459,286,000	USD	4,218,936	02/21/2019	31,005	—
	KRW	920,000,000	USD	861,746	11/19/2018	33,492	—
	KRW	2,075,000,000	USD	1,937,369	11/30/2018	68,463	—
	KRW	920,000,000	USD	866,249	12/11/2018	37,249	—

						256,232	(66,284)

Goldman Sachs International	EUR	484,500	USD	566,129	09/20/2018	3,129	—
	EUR	158,000	USD	184,549	09/28/2018	838	—
	EUR	484,500	USD	571,000	10/18/2018	6,776	—
	EUR	158,000	USD	184,544	11/28/2018	—	(42)
	JPY	45,170,000	USD	430,806	09/18/2018	23,918	—
	JPY	11,563,000	USD	105,090	01/11/2019	20	—

						34,681	(42)

HSBC Bank PLC	EUR	517,579	USD	612,623	10/10/2018	10,261	—
	EUR	235,000	USD	274,237	11/14/2018	—	(14)
	JPY	48,100,000	USD	437,474	09/11/2018	4,408	—
	JPY	69,900,000	USD	642,785	09/12/2018	13,406	—
	JPY	67,990,000	USD	648,760	09/18/2018	36,311	—
	JPY	78,700,000	USD	744,789	10/11/2018	34,678	—
	JPY	43,210,000	USD	396,540	12/18/2018	4,700	—
	JPY	379,935,000	USD	3,568,470	01/31/2019	110,260	—
	KRW	323,600,000	USD	304,479	10/18/2018	13,466	—
	KRW	1,031,000,000	USD	915,387	10/24/2018	—	(11,949)
	KRW	1,093,958,907	USD	991,444	10/29/2018	7,336	—
	KRW	2,644,000,000	USD	2,474,497	10/30/2018	95,930	—
	KRW	3,173,000,000	USD	2,839,628	02/19/2019	—	(27,964)
	KRW	1,485,000,000	USD	1,385,714	03/20/2019	42,254	—

						373,010	(39,927)

JPMorgan Chase Bank N.A	AUD	1,019,000	USD	754,541	09/10/2018	21,989	—
	AUD	1,358,361	USD	1,039,207	09/12/2018	62,695	—
	AUD	1,201,750	USD	915,149	09/14/2018	51,225	—
	AUD	5,929,000	USD	4,410,654	09/20/2018	148,397	—
	AUD	679,639	USD	505,723	10/12/2018	17,132	—
	AUD	1,201,750	USD	909,701	10/15/2018	45,752	—
	AUD	1,740,000	USD	1,317,337	10/29/2018	66,341	—
	AUD	1,019,000	USD	754,722	11/13/2018	22,044	—
	AUD	1,201,750	USD	871,996	11/16/2018	7,905	—
	AUD	1,201,750	USD	886,261	02/15/2019	21,508	—
	EUR	2,120,000	USD	2,489,887	09/07/2018	28,752	—
	EUR	98,652	USD	117,472	09/11/2018	2,913	—
	EUR	145,167	USD	169,337	09/25/2018	586	—
	EUR	98,652	USD	117,059	10/11/2018	2,238	—
	EUR	74,000	USD	86,443	10/23/2018	232	—
	EUR	686,000	USD	810,993	11/02/2018	11,151	—
	EUR	126,839	USD	147,507	11/08/2018	—	(450)
	EUR	84,559	USD	98,815	11/09/2018	170	—
	EUR	243,819	USD	279,454	11/16/2018	—	(5,132)
	EUR	3,335,500	USD	3,819,314	11/20/2018	—	(75,077)
	EUR	145,167	USD	166,371	11/21/2018	—	(3,132)
	EUR	375,660	USD	438,681	11/26/2018	—	(124)
	JPY	64,760,000	USD	595,387	09/12/2018	12,289	—
	JPY	56,320,000	USD	513,991	09/14/2018	6,812	—
	JPY	27,300,000	USD	248,842	09/18/2018	2,926	—
	JPY	152,440,000	USD	1,360,155	10/22/2018	—	(16,417)
	JPY	629,861,720	USD	5,612,265	10/23/2018	—	(75,960)
	JPY	116,200,000	USD	1,049,333	11/08/2018	—	(1,273)
	JPY	25,450,000	USD	233,915	01/16/2019	2,561	—
	JPY	112,000,000	USD	1,038,971	01/25/2019	20,053	—
	JPY	316,250,000	USD	2,940,534	02/06/2019	60,526	—
	JPY	116,480,000	USD	1,091,700	02/12/2019	30,406	—
	JPY	158,172,000	USD	1,446,210	02/15/2019	4,677	—

						651,280	(177,565)

Morgan Stanley and Co., Inc.	EUR	69,000	USD	78,776	09/20/2018	—	(1,403)
	EUR	69,000	USD	79,882	10/23/2018	—	(504)

						—	(1,907)

Standard Chartered Bank	EUR	3,642,368	USD	4,289,369	09/06/2018	61,194	—
	EUR	1,210,000	USD	1,378,069	10/17/2018	—	(30,924)
	EUR	999,742	USD	1,172,297	10/31/2018	6,835	—
	EUR	1,019,570	USD	1,194,865	11/29/2018	3,643	—
	JPY	116,210,000	USD	1,049,585	11/08/2018	—	(1,112)

						71,672	(32,036)

UBS AG	EUR	176,932	USD	208,734	09/06/2018	3,346	—
	EUR	1,679,100	USD	1,962,028	09/20/2018	10,878	—
	EUR	226,932	USD	266,559	10/09/2018	2,475	—
	EUR	1,733,621	USD	1,995,593	11/23/2018	—	(28,972)

						16,699	(28,972)

Net Unrealized Appreciation (Depreciation)						$1,788,926	$(479,075)

AUD - Australian Dollar

BRL - Brazilian Real

EUR - Euro Currency

JPY - Japanese Yen

KRW - South Korean Won

USD - United States Dollar

Industry Allocation*
Sovereign	20.5%
U.S. Government Agencies	8.1
Medical-Drugs	5.7
Diversified Banking Institutions	5.3
Oil Companies-Integrated	4.8
Foreign Government Obligations	4.6
Medical-Biomedical/Gene	3.5
Banks-Commercial	3.1
Banks-Super Regional	1.7
Insurance-Multi-line	1.7
Cellular Telecom	1.6
Chemicals-Diversified	1.5
Oil Companies-Exploration & Production	1.5
Telecom Services	1.4
Web Portals/ISP	1.4
Enterprise Software/Service	1.4
Electronic Components-Semiconductors	1.3
Medical-Generic Drugs	1.1
Registered Investment Companies	1.0
Diversified Manufacturing Operations	1.0
Building Products-Cement	0.9
Transport-Services	0.9
Retail-Auto Parts	0.9
Aerospace/Defense	0.9
Medical Instruments	0.9
Diversified Operations	0.9
Electronic Components-Misc.	0.9
Cable/Satellite TV	0.8
Computers	0.8
Telephone-Integrated	0.8
Beverages-Non-alcoholic	0.8
Water	0.8
Semiconductor Components-Integrated Circuits	0.8
Agricultural Chemicals	0.7
Energy-Alternate Sources	0.7
Electric-Generation	0.7
Retail-Apparel/Shoe	0.7
Audio/Video Products	0.7
Diversified Financial Services	0.7
Food-Retail	0.7
Telecommunication Equipment	0.7
Food-Misc./Diversified	0.7
Retail-Building Products	0.6
Real Estate Operations & Development	0.6
Rubber-Tires	0.6
Toys	0.6
Cosmetics & Toiletries	0.5
Building & Construction Products-Misc.	0.5
Satellite Telecom	0.5
Insurance-Life/Health	0.5
Aerospace/Defense-Equipment	0.4
Finance-Auto Loans	0.4
Precious Metals	0.4
Central Bank	0.4
Diagnostic Kits	0.3
Multimedia	0.3
Gold Mining	0.3
Retail-Misc./Diversified	0.3

96.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$239,713,434	$—	$—	$239,713,434
Foreign Government Obligations	—	80,434,185	—	80,434,185
Short-Term Investment Securities:
Registered Investment Companies	3,774,197	—	—	3,774,197
Other Short-Term Investment Securities	—	49,188,959	—	49,188,959

Total Investments at Value	$243,487,631	$129,623,144	$—	$373,110,775

Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	$—	$1,224,411	$—	$1,224,411
Forward Foreign Currency Contracts	—	1,788,926	—	1,788,926

	$—	$3,013,337	$—	$3,013,337

LIABILITIES:
Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	$—	$28,474	$—	$28,474
Forward Foreign Currency Contracts	—	479,075	—	479,075

Total Other Financial Instruments	$—	$507,549	$—	$507,549

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $136,242,453 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 100.1%
U.S. Government Agencies - 57.2%

Federal Farm Credit Bank 2.05% due 10/19/2018	$10,000,000	$9,973,067
Federal Farm Credit Bank FRS 1.92% (1 ML-0.15%) due 10/11/2018	25,000,000	24,999,928
1.99% (1 ML-0.10%) due 12/03/2018	3,000,000	3,000,094
Federal Home Loan Bank
1.93% due 09/07/2018	5,400,000	5,398,286
1.93% due 09/19/2018	3,000,000	2,997,150
1.94% due 09/21/2018	10,000,000	9,989,422
1.96% due 09/19/2018	10,000,000	9,990,400
1.96% due 09/20/2018	5,000,000	4,994,907
1.96% due 09/26/2018	13,000,000	12,982,576
1.98% due 10/05/2018	10,000,000	9,981,583
1.99% due 10/05/2018	1,000,000	998,149
2.01% due 10/10/2018	9,100,000	9,080,491
Federal Home Loan Bank FRS 1.93% (1 ML-0.14%) due 10/12/2018	8,000,000	7,999,968
1.93% (1 ML-0.14%) due 01/28/2019	10,000,000	10,000,000
1.95% (1 ML-0.13%) due 11/16/2018	7,000,000	6,999,911
1.95% (1 ML-0.12%) due 11/21/2018	4,000,000	4,000,000
2.15% (3 ML-0.16%) due 05/24/2019	7,000,000	7,002,288
Federal Home Loan Mtg. Corp. 0.88% due 10/12/2018	2,634,000	2,631,411
1.99% due 10/18/2018	7,000,000	6,982,179
Federal National Mtg. Assoc. 1.13% due 12/14/2018	3,000,000	2,994,253
1.81% due 09/04/2018	30,700,000	30,695,446

Total U.S. Government Agencies
(amortized cost $183,691,509)		183,691,509

U.S. Government Treasuries - 42.9%

United States Treasury Bills 1.87% due 09/20/2018	2,900,000	2,897,139
1.89% due 09/06/2018	10,900,000	10,897,150
1.90% due 09/13/2018	5,600,000	5,596,472
1.91% due 10/04/2018	5,000,000	4,991,292
1.92% due 09/06/2018	4,000,000	3,998,942
1.93% due 10/04/2018	5,000,000	4,991,177
1.94% due 10/11/2018	2,000,000	1,995,700
1.96% due 10/11/2018	7,200,000	7,184,388
1.98% due 10/25/2018	9,000,000	8,973,405
1.98% due 11/01/2018	5,000,000	4,983,267
2.01% due 11/01/2018	8,000,000	7,972,821
2.01% due 11/08/2018	8,000,000	7,969,770
2.01% due 11/15/2018	2,400,000	2,390,030
2.01% due 11/23/2018	3,000,000	2,986,167
2.03% due 11/23/2018	6,000,000	5,972,070
2.05% due 11/23/2018	9,000,000	8,957,753
2.07% due 11/23/2018	5,000,000	4,976,201
2.10% due 12/27/2018	7,000,000	6,952,543
United States Treasury Notes 0.75% due 09/30/2018	3,000,000	2,997,115
1.00% due 09/15/2018	7,000,000	6,997,337
1.13% due 01/31/2019	7,300,000	7,276,216
1.25% due 10/31/2018	7,000,000	6,990,965
1.25% due 01/31/2019	3,000,000	2,991,976
1.38% due 12/31/2018	6,000,000	5,991,026

Total U.S. Government Treasuries
(amortized cost $137,930,922)		137,930,922

Total Short-Term Investment Securities - 100.1%
(amortized cost $321,622,431)		321,622,431

REPURCHASE AGREEMENTS - 0.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount of $115,004 collateralized by $120,000 of United States Treasury Notes, bearing interest at 2.50% due 03/31/2023 and having an approximate value of $119,924 (cost $115,000)	115,000	115,000

TOTAL INVESTMENTS —
(amortized cost $321,737,431)	100.1%	321,737,431
Liabilities in excess of other assets	(0.1)	(454,043)

NET ASSETS	100.0%	$321,283,388

FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 month USD LIBOR

3 ML - 3 month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$321,622,431	$—	$321,622,431
Repurchase Agreements	—	115,000	—	115,000

Total Investments at Value	$—	$321,737,431	$—	$321,737,431

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.0%
Diversified Financial Services - 5.0%

BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	$372,089	$359,517
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1 1.78% due 06/15/2022	1,186,000	1,177,105
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.82% due 08/15/2045(1)(2)(3)	800,515	42,453
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	112,813	113,522
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.67% due 09/10/2035*(1)(3)	398,000	398,848
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,077,187
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	447,242	441,674
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	299,039	290,330
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	693,893	687,554
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	562,581	545,760
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	216,974
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	317,610

Total Asset Backed Securities
(cost $5,805,160)		5,668,534

U.S. CORPORATE BONDS & NOTES - 5.4%
Airlines - 0.9%

American Airlines Pass-Through Trust Pass-Through Certs.
Series 2016-3, Class A 3.00% due 04/15/2030	708,391	669,514
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	327,000	315,072

		984,586

Brewery - 0.2%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	288,000	282,036

Chemicals-Diversified - 0.2%

Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	207,632

Diversified Banking Institutions - 0.8%

Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	383,037
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	167,292
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	312,535

		862,864

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	228,049

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	103,062

Insurance-Life/Health - 0.2%

Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	225,000	224,866

Insurance-Mutual - 0.1%

New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	149,805

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	122,833

Medical Instruments - 0.2%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	250,000	249,449

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	142,430

Multimedia - 0.4%

Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	500,000	480,357

Networking Products - 0.2%

Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	202,168

Oil Companies-Exploration & Production - 0.1%

Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	116,000	114,934

Pharmacy Services - 0.4%

CVS Health Corp. Senior Notes 4.30% due 03/25/2028	440,000	436,602

Pipelines - 0.5%

Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	190,000	193,610
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	125,753
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	130,813
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	169,652

		619,828

Real Estate Investment Trusts - 0.2%

Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	219,781

Retail-Drug Store - 0.3%

Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	321,472

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	168,597

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	87,230
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	20,863

		108,093

Total U.S. Corporate Bonds & Notes
(cost $6,366,629)		6,229,444

FOREIGN CORPORATE BONDS & NOTES - 0.8%
Building Products-Air & Heating - 0.2%

Johnson Controls International PLC Senior Notes 5.00% due 03/30/2020	200,000	205,520

Diversified Banking Institutions - 0.5%

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026#	217,000	200,061
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	356,089

		556,150

Medical-Generic Drugs - 0.1%

Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	125,080

Total Foreign Corporate Bonds & Notes
(cost $913,218)		886,750

U.S. GOVERNMENT AGENCIES - 53.8%
Federal Farm Credit Bank - 0.9%

3.35% due 10/21/2025	1,000,000	1,019,747

Federal Home Loan Mtg. Corp. - 16.4%

3.50% due 06/01/2033	1,431,887	1,452,394
4.50% due 09/01/2019	8,551	8,639
4.50% due 09/01/2039	472,326	495,723
4.50% due 11/01/2039	248,395	260,763
4.50% due 02/01/2040	344,134	361,331
4.50% due 04/01/2040	32,707	34,345
4.50% due 06/01/2040	83,645	87,742
4.50% due 08/01/2040	383,408	402,553
4.50% due 03/01/2041	1,405,648	1,474,185
4.50% due 04/01/2041	163,216	171,363
4.50% due 06/01/2041	297,278	311,644
5.00% due 10/01/2034	22,829	24,125
5.50% due 12/01/2036	18,226	19,692
6.00% due 11/01/2033	56,849	62,783
6.50% due 02/01/2032	24,665	27,240
8.00% due 02/01/2030	869	871
8.00% due 08/01/2030	192	223
8.00% due 06/01/2031	1,425	1,575
Federal Home Loan Mtg. Corp. FRS 3.57% (12 ML+1.81%) due 12/01/2035	13,503	14,224
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	987,906	957,608
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	580,726
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	425,416
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)(3)	1,000,000	1,006,411
Federal Home Loan Mtg. Corp. REMIC
Series 4150, Class GE 2.00% due 01/15/2033(4)	1,274,481	1,223,057
Series 4186, Class JE 2.00% due 03/15/2033(4)	355,992	345,023
Series 4594, Class GN 2.50% due 02/15/2045(4)	841,334	817,989
Series 3981, Class PA 3.00% due 04/15/2031(4)	260,132	255,306
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,659,590

Series 4150, Class IG 3.00% due 01/15/2033(2)(4)	4,009,637	371,288
Series 4365, Class HZ 3.00% due 01/15/2040(4)	791,102	735,251
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,002,764
Series 3813, Class D 4.00% due 02/15/2026(4)	1,000,000	1,037,797
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	481,960
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,539,035
Series 3786, Class PB 4.50% due 07/15/2040(4)	1,000,000	1,022,634
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 4.44% (6.50%-1 ML) due 05/15/2042(2)(4)(5)	497,593	76,581

		18,749,851

Federal National Mtg. Assoc. - 31.4%

2.63% due 12/01/2026	1,960,321	1,889,256
2.81% due 04/01/2025	800,000	782,281
2.94% due 01/01/2026	1,595,000	1,567,885
3.00% due 03/01/2043	1,069,258	1,043,559
4.00% due 09/01/2040	111,331	114,182
4.00% due 10/01/2040	79,320	81,352
4.00% due 12/01/2040	143,711	147,388
4.00% due 01/01/2041	302,886	310,650
4.00% due 02/01/2041	1,151,702	1,181,281
4.00% due 03/01/2041	1,691,602	1,734,866
4.00% due 06/01/2042	961,641	983,101
5.00% due 02/01/2019	2,798	2,868
5.00% due 12/01/2036	12,294	13,006
5.50% due 12/01/2033	21,462	23,269
5.50% due 10/01/2034	7,765	8,328
6.50% due 07/01/2032	5,619	6,304
7.00% due 09/01/2031	19,725	21,508
Federal National Mtg. Assoc. FRS
3.17% (12 ML+1.30%) due 02/01/2035	2,006	2,077
3.45% (1 Yr USTYCR+2.20%) due 11/01/2034	15,295	16,165
4.00% (6 ML+1.50%) due 01/01/2036	9,127	9,439
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(2)(4)	206,754	45,729
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027(1)	1,126,748	1,078,185
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	268,679	243,377
Series 2013-15, Class DC 2.00% due 03/25/2033(4)	933,229	887,187
Series 2011-126, Class EC 2.00% due 04/25/2040(4)	297,723	289,483
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	1,610,976	1,537,259
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	2,158,652	2,096,858
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	705,488	684,793
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	2,521,911	2,525,323
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	2,812,867
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	856,164	848,212
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	591,603	585,439
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	597,537	590,013
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	1,858,499
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	1,077,934	1,065,133
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	795,443
Series 2012-50, Class VB 4.00% due 01/25/2029(4)	1,355,000	1,394,299
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	2,000,000	2,039,749
Series 2004-90, Class GC 4.35% due 11/25/2034(4)	236,630	237,934
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	974,930	1,002,918
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	266,690
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	71,498	77,354
Federal National Mtg. Assoc. REMIC VRS
Series 2015-M13, Class A2 2.80% due 06/25/2025(1)(3)	515,000	501,232
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(3)	1,239,000	1,210,551
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(3)	1,273,000	1,262,595

		35,875,887

Government National Mtg. Assoc. - 3.4%

4.50% due 03/15/2038	19,913	20,776
4.50% due 03/15/2039	5,940	6,216
4.50% due 05/15/2039	168,439	176,189
4.50% due 06/15/2039	137,286	143,460
4.50% due 07/15/2039	292,752	306,096
4.50% due 09/15/2039	3,668	3,838
4.50% due 12/15/2039	65,446	68,010
4.50% due 04/15/2040	112,203	117,412
4.50% due 06/15/2040	289,581	302,977
4.50% due 08/15/2040	48,045	50,258
5.00% due 09/15/2035	1,524	1,629
5.00% due 02/15/2036	68,882	73,635
5.00% due 05/15/2036	6,201	6,504

6.00% due 01/15/2032	8,861	9,630
7.50% due 02/15/2029	4,441	4,536
7.50% due 07/15/2030	126	128
7.50% due 01/15/2031	4,984	5,418
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	447,148
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	309,285	323,090
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	1,000,000	1,042,658
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	547,612	581,545
Series 2009-91, Class PR 5.00% due 09/20/2038(4)	217,756	219,930

		3,911,083

Resolution Funding Corp - 1.7%

zero coupon due 07/15/2020 STRIPS	2,000,000	1,900,906

Total U.S. Government Agencies
(cost $63,763,857)		61,457,474

U.S. GOVERNMENT TREASURIES - 29.1%
United States Treasury Bonds - 9.7%

zero coupon due 08/15/2024	2,040,000	1,725,225
2.88% due 08/15/2045#	1,000,000	975,117
3.13% due 02/15/2043	1,000,000	1,020,820
3.75% due 08/15/2041	4,000,000	4,504,375
3.75% due 11/15/2043	1,000,000	1,131,094
3.88% due 08/15/2040	1,500,000	1,717,442

		11,074,073

United States Treasury Notes - 19.4%

1.75% due 05/15/2023	8,000,000	7,653,750
2.00% due 02/15/2022	5,000,000	4,882,422
2.50% due 08/15/2023	3,000,000	2,966,601
2.63% due 08/15/2020	6,750,000	6,749,209

		22,251,982

Total U.S. Government Treasuries
(cost $33,215,019)		33,326,055

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Sovereign - 2.0%

Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,354,210)	2,641,000	2,242,784

Total Long-Term Investment Securities
(cost $112,418,093)		109,811,041

REPURCHASE AGREEMENTS - 3.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount of $4,246,165 collateralized by $3,830,000 of U.S. Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $4,375,564 (cost $4,246,000)	$4,246,000	4,246,000

TOTAL INVESTMENTS
(cost $116,664,093)	99.8%	114,057,041
Other assets less liabilities	0.2	275,429

NET ASSETS	100.0%	$114,332,470

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $3,746,460 representing 3.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.

At August 31, 2018, the Fund had loaned securities with a total value of $1,295,914. This was secured by collateral of $1,375,153 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	zero coupon to 16.29%	02/15/2023 to 06/15/2048	$434,909
Federal National Mtg. Assoc.	1.25% to 31.86%	07/01/2021 to 08/25/2057	554,521
Government National Mtg. Assoc.	3.47% to 18.11%	03/20/2043 to 07/20/2048	7,573
United States Treasury Notes/Bonds	0.13% to 8.13%	03/15/2019 to 05/15/2048	378,150

(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2018.
(6)	Principal Only

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML -12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed	$—	$5,668,534	$—	$5,668,534
U.S. Corporate Bonds & Notes	—	6,229,444	—	6,229,444
Foreign Corporate Bonds & Notes	—	886,750	—	886,750
U.S. Government Agencies	—	61,457,474	—	61,457,474
U.S. Government Treasuries	—	33,326,055	—	33,326,055
Foreign Government Obligations	—	2,242,784	—	2,242,784
Repurchase Agreements	—	4,246,000	—	4,246,000

Total Investments at Value	$—	$114,057,041	$—	$114,057,041

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.5%
Aerospace/Defense - 3.9%

Boeing Co.	87,916	$30,136,726
Bombardier, Inc., Class B†	503,810	1,663,924
Lockheed Martin Corp.	45,168	14,472,279
MSA Safety, Inc.	14,581	1,473,993
Raytheon Co.	14,844	2,960,487

		50,707,409

Aerospace/Defense-Equipment - 0.3%

Astronics Corp.†	522	22,712
United Technologies Corp.	34,980	4,606,866

		4,629,578

Airlines - 0.6%

Delta Air Lines, Inc.	128,699	7,526,317
Ryanair Holdings PLC ADR†	4,380	446,191

		7,972,508

Apparel Manufacturers - 0.5%

Columbia Sportswear Co.	11,791	1,069,444
Kering SA	2,560	1,390,671
Michael Kors Holdings, Ltd.†	28,735	2,086,736
Oxford Industries, Inc.	2,723	253,484
Under Armour, Inc., Class C†#	121,745	2,309,502

		7,109,837

Applications Software - 6.3%

Immersion Corp.†	16,021	186,164
Intuit, Inc.	6,018	1,320,770
Microsoft Corp.	522,631	58,707,140
Progress Software Corp.	14,931	611,126
salesforce.com, Inc.†	108,572	16,576,773
Tableau Software, Inc., Class A†	41,260	4,615,344

		82,017,317

Athletic Footwear - 0.7%

adidas AG	5,690	1,419,343
NIKE, Inc., Class B	87,930	7,227,846

		8,647,189

Auto-Cars/Light Trucks - 0.5%

Peugeot SA	27,340	752,117
Tesla, Inc.†	19,880	5,997,001

		6,749,118

Auto/Truck Parts & Equipment-Original - 0.7%

Valeo SA	23,288	1,057,204
WABCO Holdings, Inc.†	62,645	7,710,346

		8,767,550

Banks-Commercial - 0.6%

CaixaBank SA	76,220	341,592
Central Pacific Financial Corp.	36,638	1,037,955
Erste Group Bank AG	42,332	1,683,920
Grupo Financiero Banorte SAB de CV, Class O	112,960	770,459
HDFC Bank, Ltd.	30,620	889,313
Independent Bank Corp./Michigan	5,147	128,418
KBC Group NV	18,940	1,345,458
Merchants Bancorp#	772	20,157
Standard Chartered PLC	98,440	800,321
Swedbank AB, Class A	36,500	849,324

		7,866,917

Banks-Super Regional - 0.3%

US Bancorp	71,460	3,866,701

Beverages-Non-alcoholic - 0.3%

Coca-Cola Co.	55,609	2,478,493
Coca-Cola HBC AG	26,370	901,863
PepsiCo, Inc.	3,678	411,973

		3,792,329

Beverages-Wine/Spirits - 1.0%

Constellation Brands, Inc., Class A	38,155	7,943,871
Diageo PLC	72,310	2,525,995
Treasury Wine Estates, Ltd.	145,800	2,040,760

		12,510,626

Brewery - 0.1%

Heineken NV	15,612	1,542,875

Building Products-Air & Heating - 0.1%

Daikin Industries, Ltd.	10,000	1,275,313

Building Products-Cement - 0.1%

Continental Building Products, Inc.†	4,821	179,824
CRH PLC	54,360	1,805,244

		1,985,068

Building-Residential/Commercial - 0.1%

PulteGroup, Inc.	66,746	1,865,551

Casino Hotels - 0.4%

Las Vegas Sands Corp.	87,811	5,744,596

Casino Services - 0.1%

Aristocrat Leisure, Ltd.	51,880	1,178,197

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	32,619	2,154,159

Chemicals-Diversified - 0.5%

LyondellBasell Industries NV, Class A	43,443	4,899,502
Symrise AG	21,080	1,968,744

		6,868,246

Chemicals-Specialty - 0.2%

Kraton Corp.†	16,379	770,304
Umicore SA#	33,680	1,878,079

		2,648,383

Coatings/Paint - 0.1%

Akzo Nobel NV	7,230	675,742

Commercial Services - 0.8%

Ecolab, Inc.	32,360	4,869,533
Intertek Group PLC	28,335	1,885,970
Medifast, Inc.	7,073	1,617,949
Nutrisystem, Inc.#	20,191	747,067
Wirecard AG	6,880	1,527,714

		10,648,233

Commercial Services-Finance - 2.0%

H&R Block, Inc.	51,216	1,385,905
PayPal Holdings, Inc.†	195,374	18,038,882
S&P Global, Inc.	20,337	4,210,776
Square, Inc., Class A†	29,910	2,651,222

		26,286,785

Computer Aided Design - 0.2%

Cadence Design Systems, Inc.†	45,431	2,137,074
Synopsys, Inc.†	7,691	785,559

		2,922,633

Computer Services - 0.6%

Accenture PLC, Class A	14,584	2,465,717
International Business Machines Corp.	23,895	3,500,139
MAXIMUS, Inc.	3,170	210,805
Syntel, Inc.†	23,978	976,864
Unisys Corp.†#	13,203	245,576

		7,399,101

Computer Software - 0.5%

InterXion Holding NV†	22,620	1,491,337
Splunk, Inc.†	44,940	5,759,061

		7,250,398

Computers - 6.9%

Apple, Inc.	395,284	89,978,497

Computers-Memory Devices - 0.3%

NetApp, Inc.	13,856	1,202,839
TDK Corp.	14,100	1,584,997
Western Digital Corp.	29,392	1,858,750

		4,646,586

Consumer Products-Misc. - 0.1%

Kimberly-Clark Corp.	9,581	1,106,989

Cosmetics & Toiletries - 1.0%

Estee Lauder Cos., Inc., Class A	64,940	9,099,393
Shiseido Co., Ltd.	29,600	2,084,334
Unicharm Corp.	19,700	643,960
Unilever NV CVA	26,300	1,512,496

		13,340,183

Cruise Lines - 0.8%

Carnival PLC	21,250	1,275,820
Royal Caribbean Cruises, Ltd.	74,148	9,089,062

		10,364,882

Data Processing/Management - 0.3%

CSG Systems International, Inc.	14,736	550,389
Fiserv, Inc.†	38,752	3,102,873

		3,653,262

Decision Support Software - 0.3%

MSCI, Inc.	18,970	3,419,532

Diagnostic Equipment - 0.3%

Genomic Health, Inc.†	5,686	347,813
Lonza Group AG	10,450	3,362,760

		3,710,573

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†	21,123	5,366,087

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	6,613	2,023,578

Distribution/Wholesale - 0.3%

Bunzl PLC	50,970	1,584,600
Ferguson PLC	22,854	1,831,373

		3,415,973

Diversified Banking Institutions - 0.7%

Credit Suisse Group AG	77,110	1,154,760
JPMorgan Chase & Co.	60,910	6,979,068
UniCredit SpA	39,201	565,779

		8,699,607

Diversified Manufacturing Operations - 0.2%

Ingersoll-Rand PLC	2,461	249,275
Lydall, Inc.†	387	16,564
Textron, Inc.	29,047	2,005,114

		2,270,953

E-Commerce/Products - 6.9%

Alibaba Group Holding, Ltd. ADR†	9,050	1,583,841
Amazon.com, Inc.†	41,892	84,316,447
ASOS PLC†#	14,976	1,187,072
MonotaRO Co., Ltd.#	24,800	1,408,406
Start Today Co., Ltd.	43,700	1,506,354

		90,002,120

E-Commerce/Services - 0.1%

Booking Holdings, Inc.†	10	19,515
Just Eat PLC†	60,149	597,796
Stamps.com, Inc.†	159	39,504

		656,815

E-Marketing/Info - 0.1%

CyberAgent, Inc.	21,800	1,239,996
QuinStreet, Inc.†	16,269	246,801

		1,486,797

E-Services/Consulting - 0.3%

CDW Corp.	44,903	3,931,707

Electric Products-Misc. - 0.0%

AMETEK, Inc.	6,860	527,946

Electronic Components-Misc. - 0.1%

Anritsu Corp.	36,300	568,790
Vishay Precision Group, Inc.†	2,179	94,351

		663,141

Electronic Components-Semiconductors - 1.7%

ams AG#	23,710	1,878,209
Broadcom, Inc.	53,008	11,610,342
Infineon Technologies AG	49,810	1,267,348
Intel Corp.	40,473	1,960,107
NVIDIA Corp.	3,970	1,114,300
ON Semiconductor Corp.†	42,318	903,066
Rohm Co., Ltd.	12,500	1,128,386
Texas Instruments, Inc.	2,094	235,366
Xilinx, Inc.	35,000	2,724,050

		22,821,174

Electronic Forms - 0.5%

Adobe Systems, Inc.†	25,738	6,782,220

Electronic Measurement Instruments - 0.6%

Agilent Technologies, Inc.	92,445	6,243,735
FLIR Systems, Inc.	25,820	1,619,947
Stoneridge, Inc.†	788	23,585

		7,887,267

Engines-Internal Combustion - 0.3%

Cummins, Inc.	26,360	3,737,848

Enterprise Software/Service - 0.2%

Ultimate Software Group, Inc.†	6,608	2,046,299

Entertainment Software - 0.9%

Activision Blizzard, Inc.	39,165	2,823,796
Electronic Arts, Inc.†	52,321	5,933,725
Take-Two Interactive Software, Inc.†	16,853	2,250,887
UbiSoft Entertainment SA†	12,110	1,302,492

		12,310,900

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.	27,600	1,396,560

Finance-Consumer Loans - 0.2%

Synchrony Financial	65,602	2,077,615

Finance-Credit Card - 5.7%

American Express Co.	62,316	6,604,250
Discover Financial Services	3,886	303,574
Mastercard, Inc., Class A	93,913	20,243,886
Visa, Inc., Class A#	322,920	47,433,719

		74,585,429

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	79,038	4,014,340

Finance-Other Services - 0.4%

BGC Partners, Inc., Class A	774	9,613
Cboe Global Markets, Inc.	9,302	937,642
Deutsche Boerse AG	9,900	1,367,479
London Stock Exchange Group PLC	40,660	2,437,480

		4,752,214

Food-Catering - 0.1%

Compass Group PLC	65,085	1,399,433

Food-Dairy Products - 0.2%

Danone SA	29,020	2,284,514

Food-Misc./Diversified - 0.8%

Associated British Foods PLC	16,410	486,979
Chr. Hansen Holding A/S	17,010	1,726,904
Kerry Group PLC, Class A	9,200	1,049,202
Mondelez International, Inc., Class A	169,191	7,227,839

		10,490,924

Food-Retail - 0.1%

Tesco PLC	421,400	1,346,689

Food-Wholesale/Distribution - 0.0%

US Foods Holding Corp.†	7,874	256,614

Footwear & Related Apparel - 0.1%

Deckers Outdoor Corp.†	16,131	1,965,401

Garden Products - 0.0%

Scotts Miracle-Gro Co.#	197	14,720

Hotels/Motels - 0.1%

Accor SA	24,840	1,242,703
Huazhu Group, Ltd. ADR	21,690	746,570

		1,989,273

Human Resources - 0.5%

ASGN, Inc.†	436	40,369
BG Staffing, Inc.	6,857	167,036
Insperity, Inc.	17,481	2,095,098
Kforce, Inc.	10,036	422,014
Recruit Holdings Co., Ltd.	53,200	1,621,712
Robert Half International, Inc.	31,753	2,482,450
TrueBlue, Inc.†	1,696	49,693

		6,878,372

Industrial Automated/Robotic - 0.7%

Cognex Corp.	35,850	1,928,730
Keyence Corp.	4,800	2,716,875
Nordson Corp.	10,360	1,440,247
Yaskawa Electric Corp.#	90,700	3,044,830

		9,130,682

Instruments-Controls - 0.0%

Honeywell International, Inc.	3,249	516,786

Insurance-Life/Health - 0.3%

AIA Group, Ltd.	330,800	2,853,341
Aviva PLC	147,429	927,002

		3,780,343

Insurance-Property/Casualty - 0.2%

Progressive Corp.	41,045	2,771,769

Insurance-Reinsurance - 0.1%

Essent Group, Ltd.†	17,951	778,355
WMIH Corp.†	9,952	15,028

		793,383

Internet Application Software - 0.4%

Tencent Holdings, Ltd.	120,100	5,202,612

Internet Content-Entertainment - 4.9%

Facebook, Inc., Class A†	264,458	46,473,204
Netflix, Inc.†	41,323	15,193,641
Twitter, Inc.†	54,855	1,929,799

		63,596,644

Internet Content-Information/News - 0.1%

HealthStream, Inc.	6,828	216,652
Spotify Technology SA†	2,630	498,438

		715,090

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	5,122	968,673

Internet Security - 0.7%

Palo Alto Networks, Inc.†	39,086	9,034,729

Investment Management/Advisor Services - 0.1%

Julius Baer Group, Ltd.	14,510	771,272

Lighting Products & Systems - 0.4%

Acuity Brands, Inc.#	34,030	5,201,145

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	11,921	1,655,231
Epiroc AB, Class A†	87,536	909,326
Hyster-Yale Materials Handling, Inc.	385	23,755
Komatsu, Ltd.	55,300	1,573,245

		4,161,557

Machinery-General Industrial - 0.6%

Hexagon AB, Class B	25,370	1,506,917
Wabtec Corp.#	64,480	6,984,474

		8,491,391

Machinery-Pumps - 0.1%

Weir Group PLC#	27,160	660,041

Medical Information Systems - 0.2%

athenahealth, Inc.†	713	109,731
Cerner Corp.†	38,869	2,530,760

		2,640,491

Medical Instruments - 2.6%

Boston Scientific Corp.†	155,058	5,513,863
CONMED Corp.	4,461	358,798
Edwards Lifesciences Corp.†	42,342	6,107,410
Intuitive Surgical, Inc.†	36,458	20,416,480
Sysmex Corp.	17,100	1,483,611

		33,880,162

Medical Labs & Testing Services - 0.4%

Eurofins Scientific SE	1,510	852,529
Quest Diagnostics, Inc.	36,600	4,025,268

		4,877,797

Medical Products - 0.7%

ABIOMED, Inc.†	11,123	4,522,389
Haemonetics Corp.†	9,712	1,084,248
Integer Holdings Corp.†	6,667	532,693
Penumbra, Inc.†	12,674	1,759,785
Straumann Holding AG	1,070	852,799
Terumo Corp.	17,200	948,933

		9,700,847

Medical-Biomedical/Gene - 5.0%

Alexion Pharmaceuticals, Inc.†	43,077	5,265,732
Alnylam Pharmaceuticals, Inc.†	16,650	2,042,456
Amgen, Inc.	16,600	3,316,846
Biogen, Inc.†	36,683	12,967,074
Bluebird Bio, Inc.†#	6,550	1,102,365
Celgene Corp.†	96,034	9,070,411
CSL, Ltd.	21,280	3,477,432
Exelixis, Inc.†#	79,309	1,490,216
Gilead Sciences, Inc.	76,330	5,780,471
Illumina, Inc.†	8,137	2,887,252
Incyte Corp.†	10,208	754,473
Ionis Pharmaceuticals, Inc.†#	39,030	1,783,281
Regeneron Pharmaceuticals, Inc.†	20,320	8,265,160
Sage Therapeutics, Inc.†#	10,170	1,670,524
Vertex Pharmaceuticals, Inc.†	31,781	5,860,416

		65,734,109

Medical-Drugs - 1.5%

AbbVie, Inc.	49,611	4,761,664
Allergan PLC	10,098	1,935,887
AstraZeneca PLC	34,610	2,600,225
Bristol-Myers Squibb Co.	48,690	2,948,179
Eli Lilly & Co.	20,255	2,139,941
Zoetis, Inc.	61,742	5,593,825

		19,979,721

Medical-HMO - 2.7%

Cigna Corp.	10,491	1,975,875
Tivity Health, Inc.†#	60,386	2,077,278
UnitedHealth Group, Inc.	87,058	23,371,591
WellCare Health Plans, Inc.†	26,020	7,872,871

		35,297,615

Metal-Copper - 0.1%

First Quantum Minerals, Ltd.#	77,790	975,803

Multimedia - 1.0%

Entravision Communications Corp., Class A	69,808	366,492
Liberty Media Corp. - Liberty Formula One, Series C†#	32,794	1,212,066
Vivendi SA	35,430	919,152
Walt Disney Co.	92,193	10,327,460

		12,825,170

Networking Products - 0.4%

Arista Networks, Inc.†	7,861	2,350,282
LogMeIn, Inc.	15,880	1,364,886
Telefonaktiebolaget LM Ericsson, Class B	158,720	1,338,814

		5,053,982

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	26,669	1,956,438

Oil Companies-Exploration & Production - 1.2%

Concho Resources, Inc.†	44,061	6,042,966
Continental Resources, Inc.†	30,517	2,012,596
EOG Resources, Inc.	51,988	6,146,541
Lundin Petroleum AB	39,740	1,380,557

		15,582,660

Oil Companies-Integrated - 0.2%

Royal Dutch Shell PLC, Class A	74,722	2,427,672
TOTAL SA	12,400	775,367

		3,203,039

Oil Refining & Marketing - 0.1%

Neste Oyj	16,650	1,445,621

Oil-Field Services - 0.4%

Halliburton Co.	125,233	4,995,544

Pharmacy Services - 0.0%

Express Scripts Holding Co.†	891	78,426

Photo Equipment & Supplies - 0.0%

Sunny Optical Technology Group Co., Ltd.	16,300	207,157

Publishing-Newspapers - 0.0%

tronc, Inc.†	5,451	89,942

Real Estate Investment Trusts - 0.9%

Equity Residential	52,476	3,555,249
PS Business Parks, Inc.	12,012	1,566,725
SBA Communications Corp.†	40,226	6,244,282

		11,366,256

Real Estate Management/Services - 0.0%

Newmark Group, Inc., Class A	8,660	111,281

Recreational Vehicles - 0.0%

MCBC Holdings, Inc.†	3,149	86,818

Rental Auto/Equipment - 0.1%

Localiza Rent a Car SA	187,000	988,463

Retail-Apparel/Shoe - 1.4%

ANTA Sports Products, Ltd.	253,000	1,378,022
Burlington Stores, Inc.†	13,484	2,267,739
Fast Retailing Co., Ltd.	600	279,777

Ross Stores, Inc.	80,429	7,703,490
Tapestry, Inc.	124,534	6,312,628
Zalando SE†*	21,095	1,109,706

		19,051,362

Retail-Auto Parts - 0.6%

AutoZone, Inc.†	3,113	2,387,297
O’Reilly Automotive, Inc.†	18,080	6,064,394

		8,451,691

Retail-Automobile - 0.1%

Asbury Automotive Group, Inc.†	26,007	1,937,522

Retail-Building Products - 0.2%

Home Depot, Inc.	11,261	2,260,871

Retail-Discount - 1.7%

B&M European Value Retail SA	243,319	1,301,235
Costco Wholesale Corp.	36,380	8,481,269
Dollar Tree, Inc.†	22,671	1,825,242
Dollarama, Inc.	38,274	1,447,373
Don Quijote Holdings Co., Ltd.	36,000	1,749,618
Magazine Luiza SA	27,500	879,398
Target Corp.	43,002	3,762,675
Walmart, Inc.	32,509	3,116,313

		22,563,123

Retail-Drug Store - 0.0%

Walgreens Boots Alliance, Inc.	427	29,275

Retail-Home Furnishings - 0.1%

Nitori Holdings Co., Ltd.	5,800	880,623

Retail-Jewelry - 0.1%

Movado Group, Inc.	4,719	201,029
Swatch Group AG	1,100	469,394

		670,423

Retail-Major Department Stores - 1.6%

TJX Cos., Inc.	193,666	21,297,450

Retail-Restaurants - 0.9%

Chipotle Mexican Grill, Inc.†	10,563	5,019,326
Darden Restaurants, Inc.	15,036	1,744,778
Ruth’s Hospitality Group, Inc.	888	27,350
Starbucks Corp.	86,780	4,638,391

		11,429,845

Rubber/Plastic Products - 0.0%

Trinseo SA	2,226	171,736

Satellite Telecom - 0.1%

Cellnex Telecom SA#*	37,970	974,910

Schools - 0.2%

Cambium Learning Group, Inc.†	6,713	89,820
Grand Canyon Education, Inc.†	16,628	1,981,060
TAL Education Group ADR†	17,412	515,395

		2,586,275

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	25,290	2,499,916
Cypress Semiconductor Corp.	25,377	436,738
Maxim Integrated Products, Inc.	103,412	6,253,324
Taiwan Semiconductor Manufacturing Co., Ltd.	123,000	1,025,167

		10,215,145

Semiconductor Equipment - 1.6%

Applied Materials, Inc.	258,208	11,108,108
ASML Holding NV	36,911	7,525,198
MKS Instruments, Inc.	22,071	2,050,396

		20,683,702

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	21,515	1,217,319

Software Tools - 0.1%

VMware, Inc., Class A†	8,582	1,315,277

Telecom Services - 0.0%

Vonage Holdings Corp.†	21,882	310,287

Tobacco - 0.4%

Altria Group, Inc.	80,028	4,683,239

Transactional Software - 0.1%

Amadeus IT Group SA	20,500	1,901,726

Transport-Rail - 0.6%

Union Pacific Corp.	49,320	7,428,578

Transport-Services - 0.1%

DSV A/S	11,720	1,098,237

Transport-Truck - 0.8%

ArcBest Corp.	7,411	356,469
JB Hunt Transport Services, Inc.	34,960	4,221,420
XPO Logistics, Inc.†	58,091	6,186,692

		10,764,581

Web Hosting/Design - 0.1%

VeriSign, Inc.†	11,712	1,857,640

Web Portals/ISP - 6.5%

Alphabet, Inc., Class A†	54,390	66,997,602
Alphabet, Inc., Class C†	12,720	15,495,377
Baidu, Inc. ADR†	11,600	2,627,168
Yandex NV, Class A†	20,380	654,809

		85,774,956

Total Common Stocks
(cost $923,682,514)		1,289,814,645

EXCHANGE-TRADED FUNDS - 0.4%

iShares Russell 1000 Growth ETF (cost $5,829,748)	38,091	5,923,532

Total Long-Term Investment Securities
(cost $929,512,262)		1,295,738,177

SHORT-TERM INVESTMENT SECURITIES - 0.8%
Registered Investment Companies - 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(2) (cost $10,202,184)	10,202,184	10,202,184

TOTAL INVESTMENTS
(cost $939,714,446)	99.7%	1,305,940,361
Other assets less liabilities	0.3	3,701,243

NET ASSETS	100.0%	$1,309,641,604

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $2,084,616 representing 0.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

At August 31, 2018, the Fund had loaned securities with a total value of $32,292,659. This was secured by collateral of $10,202,184, which was received in cash and subsequently invested in short-term investments currently valued at $10,202,184 as reported in the Portfolio of Investments. Additional collateral of $23,116,164 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$914,470
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	858,112
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	136,720
United States Treasury Bills	0.00%	09/06/2018 to 03/28/2019	3,146,527
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	18,060,335

(2)	The rate shown is the 7-day yield as of August 31, 2018.
ADR	- American Depositary Receipt
CVA	- Certification Van Aandelen

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse	EUR	5,519,812	USD	6,496,230	09/28/2018	$78,210	$—
	USD	1,589,337	EUR	1,359,058	09/28/2018	—	(9,126)

						78,210	(9,126)

Morgan Stanley and Co., Inc.	JPY	210,305,725	USD	1,924,462	09/28/2018	28,667	—
	USD	404,739	JPY	44,945,250	09/28/2018	418	—

						29,085	—

UBS AG	CHF	669,333	USD	680,422	09/28/2018	—	(11,503)
	USD	170,066	CHF	167,725	09/28/2018	3,319	—

						3,319	(11,503)

Net Unrealized Appreciation (Depreciation)						$110,614	$(20,629)

CHF	- Swiss Franc
EUR	- Euro Currency
JPY	- Japanese Yen
USD	- United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,289,814,645	$—	$—	$1,289,814,645
Exchange-Traded Funds	5,923,532	—	—	5,923,532
Short-Term Investment Securities	10,202,184	—	—	10,202,184

Total Investments at Value	$1,305,940,361	$—	$—	$1,305,940,361

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$110,614	$—	$110,614

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$20,629	$—	$20,629

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $118,952,117 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.6%
Aerospace/Defense - 1.4%

Boeing Co.	$1,209	$414,433
General Dynamics Corp.	4,196	811,506
Northrop Grumman Corp.	2,079	620,561

		1,846,500

Aerospace/Defense-Equipment - 0.6%

Harris Corp.	606	98,481
United Technologies Corp.	5,185	682,865

		781,346

Airlines - 0.6%

Delta Air Lines, Inc.	11,421	667,900
United Continental Holdings, Inc.†	1,329	116,181

		784,081

Apparel Manufacturers - 0.5%

PVH Corp.	3,590	513,944
Ralph Lauren Corp.	1,270	168,669

		682,613

Applications Software - 5.9%

Intuit, Inc.	3,149	691,111
Microsoft Corp.	53,089	5,963,487
salesforce.com, Inc.†	8,944	1,365,570

		8,020,168

Athletic Footwear - 0.5%

NIKE, Inc., Class B	7,527	618,719

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.	56,864	539,071

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	5,592	382,605

Auto/Truck Parts & Equipment-Original - 0.3%

Aptiv PLC	2,142	188,517
Delphi Technologies PLC	5,551	195,562

		384,079

Banks-Commercial - 0.5%

BB&T Corp.	6,790	350,772
Citizens Financial Group, Inc.	3,227	132,823
Regions Financial Corp.	7,096	138,088
SVB Financial Group†	301	97,148

		718,831

Banks-Fiduciary - 0.9%

Bank of New York Mellon Corp.	7,568	394,671
State Street Corp.	9,651	838,769

		1,233,440

Banks-Super Regional - 2.8%

Capital One Financial Corp.	9,099	901,620
KeyCorp	22,533	474,771
SunTrust Banks, Inc.	10,445	768,334
Wells Fargo & Co.	28,388	1,660,130

		3,804,855

Batteries/Battery Systems - 0.0%

Energizer Holdings, Inc.	1,018	64,735

Beverages-Non-alcoholic - 1.9%

Coca-Cola Co.	25,564	1,139,387
PepsiCo, Inc.	12,865	1,441,009

		2,580,396

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc., Class A	916	190,711

Brewery - 0.5%

Molson Coors Brewing Co., Class B	10,005	667,734

Broadcast Services/Program - 0.1%

Discovery, Inc., Class A†	2,648	73,694

Building Products-Wood - 0.4%

Masco Corp.	12,687	481,725

Building-Residential/Commercial - 0.3%

Lennar Corp., Class A	6,812	351,976
Toll Brothers, Inc.	1,926	69,779

		421,755

Cable/Satellite TV - 1.8%

Charter Communications, Inc., Class A†	2,775	861,360
Comcast Corp., Class A	34,533	1,277,376
DISH Network Corp., Class A†	7,167	253,353

		2,392,089

Cellular Telecom - 0.3%

T-Mobile US, Inc.†	6,270	414,071

Chemicals-Diversified - 1.9%

Celanese Corp., Series A	2,737	319,764
DowDuPont, Inc.	22,870	1,603,873
Eastman Chemical Co.	6,233	604,788

		2,528,425

Commercial Services-Finance - 1.1%

Automatic Data Processing, Inc.	4,900	719,075
H&R Block, Inc.#	2,211	59,830
PayPal Holdings, Inc.†	8,198	756,921

		1,535,826

Computer Services - 0.5%

Accenture PLC, Class A	3,732	630,969

Computers - 5.2%

Apple, Inc.	26,265	5,978,702
Hewlett Packard Enterprise Co.	33,278	550,085
HP, Inc.	22,927	565,151

		7,093,938

Containers-Metal/Glass - 0.1%

Crown Holdings, Inc.†#	4,102	175,607

Containers-Paper/Plastic - 0.3%

WestRock Co.	6,909	380,548

Cosmetics & Toiletries - 0.8%

Estee Lauder Cos., Inc., Class A	4,249	595,370
Procter & Gamble Co.	6,683	554,355

		1,149,725

Data Processing/Management - 0.6%

Fidelity National Information Services, Inc.	6,417	694,127
First Data Corp., Class A†	2,699	69,418

		763,545

Diagnostic Equipment - 0.6%

Danaher Corp.	3,337	345,513
Thermo Fisher Scientific, Inc.	2,158	515,978

		861,491

Distribution/Wholesale - 0.2%

Fastenal Co.#	4,700	274,292

Diversified Banking Institutions - 4.0%

Bank of America Corp.	73,672	2,278,675
Citigroup, Inc.	22,634	1,612,446
Goldman Sachs Group, Inc.	1,113	264,682
Morgan Stanley	25,430	1,241,747

		5,397,550

Diversified Manufacturing Operations - 1.1%

Eaton Corp. PLC	11,106	923,353
Ingersoll-Rand PLC	5,885	596,091

		1,519,444

E-Commerce/Products - 3.8%

Amazon.com, Inc.†	2,551	5,134,423

E-Commerce/Services - 0.4%

Booking Holdings, Inc.†	111	216,622
Expedia Group, Inc.	2,535	330,818

		547,440

Electric-Distribution - 0.3%

Sempra Energy	3,627	421,022

Electric-Integrated - 2.5%

American Electric Power Co., Inc.	3,113	223,296
Exelon Corp.	18,156	793,599
NextEra Energy, Inc.	7,424	1,262,822
Public Service Enterprise Group, Inc.	10,238	535,959
WEC Energy Group, Inc.	3,745	253,087
Xcel Energy, Inc.	6,554	314,920

		3,383,683

Electronic Components-Semiconductors - 3.3%

Broadcom, Inc.	3,754	822,239
Intel Corp.	5,208	252,223
Microchip Technology, Inc.#	6,535	562,206
Micron Technology, Inc.†	5,226	274,470
NVIDIA Corp.	5,074	1,424,170
Texas Instruments, Inc.	10,288	1,156,371

		4,491,679

Electronic Connectors - 0.3%

TE Connectivity, Ltd.	3,864	354,251

Electronic Forms - 0.5%

Adobe Systems, Inc.†	2,605	686,444

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	1,788	120,761

Electronic Security Devices - 0.2%

Allegion PLC	2,592	226,074

Engines-Internal Combustion - 0.2%

Cummins, Inc.	2,090	296,362

Enterprise Software/Service - 0.7%

Oracle Corp.	12,137	589,615
Workday, Inc., Class A†	2,362	365,024

		954,639

Entertainment Software - 0.3%

Electronic Arts, Inc.†	3,246	368,129

Finance-Credit Card - 2.1%

Alliance Data Systems Corp.	1,119	266,971
American Express Co.	2,449	259,545
Mastercard, Inc., Class A	2,152	463,885
Visa, Inc., Class A	12,999	1,909,423

		2,899,824

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	11,559	587,082

Finance-Other Services - 0.5%

CME Group, Inc.	774	135,241
Intercontinental Exchange, Inc.	6,644	506,472

		641,713

Food-Misc./Diversified - 0.8%

Mondelez International, Inc., Class A	26,448	1,129,859

Gold Mining - 0.1%

Newmont Mining Corp.	2,624	81,423

Hotels/Motels - 0.3%

Hilton Worldwide Holdings, Inc.	5,624	436,535

Instruments-Controls - 1.1%

Honeywell International, Inc.	9,598	1,526,658

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc.	2,034	172,137

Insurance-Life/Health - 0.5%

Lincoln National Corp.	6,011	394,201
Principal Financial Group, Inc.	1,420	78,370
Prudential Financial, Inc.	2,605	255,941

		728,512

Insurance-Multi-line - 1.4%

Chubb, Ltd.	4,958	670,520
Hartford Financial Services Group, Inc.	11,002	554,170
MetLife, Inc.	13,727	629,932
Voya Financial, Inc.	1,282	64,190

		1,918,812

Insurance-Property/Casualty - 1.5%

Berkshire Hathaway, Inc., Class B†	9,675	2,019,366

Insurance-Reinsurance - 0.1%

Everest Re Group, Ltd.	901	200,941

Internet Content-Entertainment - 1.7%

Facebook, Inc., Class A†	11,226	1,972,745
Netflix, Inc.†	917	337,162

		2,309,907

Investment Management/Advisor Services - 0.4%

BlackRock, Inc.	322	154,257
T. Rowe Price Group, Inc.	3,164	366,676

		520,933

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.	4,154	576,783

Machinery-Farming - 0.3%

Deere & Co.	2,537	364,821

Medical Instruments - 1.6%

Boston Scientific Corp.†	31,485	1,119,607
Intuitive Surgical, Inc.†	448	250,880
Medtronic PLC	9,066	874,053

		2,244,540

Medical Products - 1.3%

Abbott Laboratories	4,666	311,875
Becton Dickinson and Co.	2,647	693,170
Zimmer Biomet Holdings, Inc.	6,416	793,210

		1,798,255

Medical-Biomedical/Gene - 2.3%

Alexion Pharmaceuticals, Inc.†	1,213	148,277
Amgen, Inc.	2,009	401,418
Biogen, Inc.†	1,839	650,068
Celgene Corp.†	4,219	398,485
Gilead Sciences, Inc.	9,378	710,196
Illumina, Inc.†	816	289,541
Vertex Pharmaceuticals, Inc.†	2,579	475,568

		3,073,553

Medical-Drugs - 5.1%

AbbVie, Inc.	4,809	461,568
Allergan PLC	2,586	495,762
Bristol-Myers Squibb Co.	9,737	589,575
Eli Lilly & Co.	8,950	945,568
Johnson & Johnson	11,463	1,543,951
Merck & Co., Inc.	14,576	999,768
Pfizer, Inc.	42,559	1,767,050
Zoetis, Inc.	725	65,685

		6,868,927

Medical-Generic Drugs - 0.1%

Mylan NV†	4,485	175,498

Medical-HMO - 2.5%

Cigna Corp.	4,614	869,001
UnitedHealth Group, Inc.	9,591	2,574,800

		3,443,801

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	2,790	251,016

Metal-Aluminum - 0.0%

Alcoa Corp.†	1,292	57,714

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.	10,766	151,262

Multimedia - 1.2%

Twenty-First Century Fox, Inc., Class A	2,860	129,844
Walt Disney Co.	13,443	1,505,885

		1,635,729

Networking Products - 0.3%

Cisco Systems, Inc.	7,818	373,466

Oil Companies-Exploration & Production - 3.0%

Concho Resources, Inc.†	3,175	435,451
Diamondback Energy, Inc.	3,983	482,262
EOG Resources, Inc.	10,176	1,203,108
Occidental Petroleum Corp.	12,413	991,426
Pioneer Natural Resources Co.	5,191	906,868

		4,019,115

Oil Companies-Integrated - 1.7%

Chevron Corp.	13,780	1,632,379
Exxon Mobil Corp.	8,644	692,989

		2,325,368

Oil Refining & Marketing - 0.8%

Andeavor	1,866	285,106
Marathon Petroleum Corp.	10,466	861,247

		1,146,353

Pharmacy Services - 0.7%

CVS Health Corp.	13,159	990,083

Pipelines - 0.2%

ONEOK, Inc.	3,666	241,626

Radio - 0.1%

Sirius XM Holdings, Inc.#	19,300	137,030

Real Estate Investment Trusts - 2.2%

AvalonBay Communities, Inc.	3,070	562,700
Digital Realty Trust, Inc.	855	106,259
Equinix, Inc.	488	212,832
Equity Residential	7,086	480,077
Federal Realty Investment Trust	2,089	272,844
Prologis, Inc.	8,173	549,062
Public Storage	788	167,513
Ventas, Inc.	2,974	178,053
Vornado Realty Trust	5,193	399,861

		2,929,201

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	347	54,087

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	5,840	559,355

Retail-Auto Parts - 1.0%

AutoZone, Inc.†	899	689,425
O’Reilly Automotive, Inc.†	1,930	647,361

		1,336,786

Retail-Building Products - 1.6%

Home Depot, Inc.	8,188	1,643,905
Lowe’s Cos., Inc.	4,572	497,205

		2,141,110

Retail-Consumer Electronics - 0.3%

Best Buy Co., Inc.	4,753	378,149

Retail-Discount - 0.9%

Dollar General Corp.	6,973	751,201
Dollar Tree, Inc.†	5,613	451,903

		1,203,104

Retail-Drug Store - 0.0%

Walgreens Boots Alliance, Inc.	792	54,299

Retail-Major Department Stores - 0.1%

TJX Cos., Inc.	1,400	153,958

Retail-Regional Department Stores - 0.0%

Macy’s, Inc.	1,645	60,125

Retail-Restaurants - 0.3%

Yum! Brands, Inc.	4,848	421,243

Semiconductor Components-Integrated Circuits - 0.9%

Analog Devices, Inc.	12,301	1,215,954

Telephone-Integrated - 1.3%

AT&T, Inc.	17,199	549,336
Verizon Communications, Inc.	21,506	1,169,281

		1,718,617

Tobacco - 1.1%

Altria Group, Inc.	7,487	438,139
Philip Morris International, Inc.	14,079	1,096,613

		1,534,752

Tools-Hand Held - 0.9%

Snap-on, Inc.	2,569	454,148
Stanley Black & Decker, Inc.	5,975	839,667

		1,293,815

Transport-Rail - 2.0%

Norfolk Southern Corp.	6,571	1,142,303
Union Pacific Corp.	10,262	1,545,662

		2,687,965

Web Portals/ISP - 3.5%

Alphabet, Inc., Class A†	1,949	2,400,778
Alphabet, Inc., Class C†	1,942	2,365,725

		4,766,503

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	560	71,882

Total Long-Term Investment Securities
(cost $100,681,436)		134,009,032

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(2) (cost $139,925)	139,925	139,925

TOTAL INVESTMENTS
(cost $100,821,361)	98.7%	134,148,957
Other assets less liabilities	1.3	1,815,696

NET ASSETS	100.0%	$135,964,653

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2018.
(2)

At August 31, 2018, the Fund had loaned securities with a total value of $1,115,588. This was secured by collateral of $139,925, which was received in cash and subsequently invested in short-term investments currently valued at $139,925 as reported in the Portfolio of Investments. Additional collateral of $1,010,566 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$50,760
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	47,631
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	7,589
United States Treasury Bills	0.00%	10/18/2018 to 02/28/2019	19,717
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 02/15/2048	884,869

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
13	Long	S&P 500 E-Mini Index	September 2018	$1,870,551	$1,886,365	$15,814

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$134,009,032	$—	$—	$134,009,032
Short-Term Investment Securities	139,925	—	—	139,925

Total Investments at Value	$134,148,957	$—	$—	$134,148,957

Other Financial Instruments:†
Futures Contracts	$15,814	$—	$—	$15,814

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.8%
Dental Supplies & Equipment - 1.0%

Align Technology, Inc.†	22,032	$8,515,148

Diagnostic Equipment - 4.0%

Danaher Corp.	98,235	10,171,252
GenMark Diagnostics, Inc.†#	207,842	1,779,127
Quanterix Corp.†#	51,293	858,132
Thermo Fisher Scientific, Inc.	86,500	20,682,150

		33,490,661

Diagnostic Kits - 0.5%

Quidel Corp.†	55,071	4,233,859

Dialysis Centers - 0.2%

DaVita, Inc.†	29,055	2,013,221

Drug Delivery Systems - 1.0%

DexCom, Inc.†	34,015	4,911,086
Nektar Therapeutics†	49,129	3,266,587

		8,177,673

Electronic Measurement Instruments - 2.0%

Agilent Technologies, Inc.	236,578	15,978,478
Sartorius AG (Preference Shares)	7,833	1,422,013

		17,400,491

Healthcare Safety Devices - 0.0%

Tandem Diabetes Care, Inc.†	6,200	283,278

Instruments-Controls - 0.4%

Mettler-Toledo International, Inc.†	5,240	3,062,570

Insurance-Life/Health - 0.0%

Trupanion, Inc.†#	10,400	397,176

Medical Imaging Systems - 0.1%

Lantheus Holdings, Inc.†	79,068	1,272,995

Medical Information Systems - 0.5%

athenahealth, Inc.†	26,601	4,093,894

Medical Instruments - 6.3%

Bruker Corp.	94,837	3,374,301
Intuitive Surgical, Inc.†	75,046	42,025,760
NuVasive, Inc.†#	35,100	2,463,669
Teleflex, Inc.	23,400	5,789,862

		53,653,592

Medical Labs & Testing Services - 0.7%

Neuronetics, Inc.†	14,188	468,913
Teladoc Health, Inc.†#	71,300	5,529,315

		5,998,228

Medical Products - 11.4%

AtriCure, Inc.†#	50,700	1,751,685
Becton Dickinson and Co.	151,369	39,639,000
Cooper Cos., Inc.	28,222	7,218,623
Glaukos Corp.†#	30,039	2,053,766
Hologic, Inc.†	248,300	9,872,408
Integer Holdings Corp.†	6,000	479,400
K2M Group Holdings, Inc.†	40,238	1,100,107
Nevro Corp.†#	13,800	930,396
Novocure, Ltd.†	59,100	2,662,455
Penumbra, Inc.†	16,318	2,265,754
Stryker Corp.	111,809	18,943,799
West Pharmaceutical Services, Inc.	51,432	6,020,116
Wright Medical Group NV†#	126,678	3,671,129
Wright Medical Group NV CVR†	7,700	10,395

		96,619,033

Medical-Biomedical/Gene - 28.7%

Abcam PLC	51,398	1,010,186
Abeona Therapeutics, Inc.†#	76,921	1,184,583
Acceleron Pharma, Inc.†#	76,610	4,138,472
Acerta Pharma BV, Class B(2)(4)	9,771,120	683,978
Achillion Pharmaceuticals, Inc.†	229,769	792,703
Alder Biopharmaceuticals, Inc.†#	124,466	2,252,835
Alexion Pharmaceuticals, Inc.†	147,447	18,023,921
Allakos, Inc.†#	14,885	578,133
Alnylam Pharmaceuticals, Inc.†	47,169	5,786,221
Amarin Corp. PLC ADR†#	154,269	487,490
Amgen, Inc.	29,200	5,834,452
Amicus Therapeutics, Inc.†#	107,389	1,447,604
AnaptysBio, Inc.†#	9,300	824,352
Aptinyx, Inc.†	12,005	287,880
Arbutus Biopharma Corp.†#	18,400	167,440
Arcus Biosciences, Inc.†#	25,701	370,094
Argenx SE ADR†	36,836	3,456,322
Assembly Biosciences, Inc.†	11,548	461,920
Atara Biotherapeutics, Inc.†#	45,359	1,857,451
Audentes Therapeutics, Inc.†	59,746	2,174,754
Autolus Therapeutics PLC ADR†#	11,079	329,046
Avrobio, Inc.†#	12,931	444,180
BeiGene, Ltd. ADR†	28,684	5,092,271
Biogen, Inc.†	35,149	12,424,820
BioMarin Pharmaceutical, Inc.†#	89,630	8,961,207
Bluebird Bio, Inc.†#	57,048	9,601,178
Blueprint Medicines Corp.†#	49,764	3,815,406
Cara Therapeutics, Inc.†#	39,661	799,962
Celgene Corp.†	24,080	2,274,356
Corvus Pharmaceuticals, Inc.†#	36,893	404,347
Cymabay Therapeutics, Inc.†	27,300	372,099
CytomX Therapeutics, Inc.†	38,121	857,341
Denali Therapeutics, Inc.†#	19,100	374,933
Editas Medicine, Inc.†#	23,379	767,533
Endocyte, Inc.†#	132,249	2,607,950
Exact Sciences Corp.†#	70,750	5,298,468
Exelixis, Inc.†	57,830	1,086,626
Fate Therapeutics, Inc.†#	29,800	384,122
FibroGen, Inc.†	50,987	3,117,855
Five Prime Therapeutics, Inc.†	21,800	305,200
Forty Seven, Inc.†	15,425	228,599
Gilead Sciences, Inc.	91,375	6,919,829
GlycoMimetics, Inc.†#	59,347	873,588
Homology Medicines, Inc.†#	25,988	432,700
HTG Molecular Diagnostics, Inc.†#	104,920	471,091
Illumina, Inc.†	18,315	6,498,712
ImmunoGen, Inc.†#	62,600	637,894
Immunomedics, Inc.†#	279,892	7,489,910
Incyte Corp.†	132,551	9,796,844
Insmed, Inc.†#	181,936	3,625,985
Ionis Pharmaceuticals, Inc.†#	21,381	976,898
Iovance Biotherapeutics, Inc.†#	118,300	2,093,910
Loxo Oncology, Inc.†#	41,430	7,000,841
MacroGenics, Inc.†	40,052	875,937
Prothena Corp. PLC†#	23,296	354,565
PTC Therapeutics, Inc.†	18,381	767,223
Radius Health, Inc.†#	34,229	704,091

Regeneron Pharmaceuticals, Inc.†	22,300	9,070,525
REGENXBIO, Inc.†	13,900	979,255
Sage Therapeutics, Inc.†#	114,626	18,828,467
Scholar Rock Holding Corp.†	13,978	237,766
Seattle Genetics, Inc.†#	95,443	7,326,205
Shire PLC ADR	28,808	5,049,178
Spark Therapeutics, Inc.†#	62,802	3,869,231
Theravance Biopharma, Inc.†#	35,363	1,024,466
Tocagen, Inc.†#	15,441	150,550
Ultragenyx Pharmaceutical, Inc.†#	59,470	5,038,893
Vertex Pharmaceuticals, Inc.†	156,081	28,781,336
WaVe Life Sciences, Ltd.†#	17,680	942,344
Zai Lab, Ltd. ADR†#	20,020	455,055
Zeneca, Inc. CVR†(2)(4)	23,110	14,213

		242,655,792

Medical-Drugs - 14.3%

AbbVie, Inc.	42,661	4,094,603
AC Immune SA†#	14,070	130,710
Aimmune Therapeutics, Inc.†#	76,428	2,133,106
Alkermes PLC†#	40,523	1,817,051
Allergan PLC	39,910	7,651,146
Apellis Pharmaceuticals, Inc.†#	19,510	377,714
Array BioPharma, Inc.†#	128,395	1,999,110
Ascendis Pharma A/S ADR†	49,093	3,484,621
Astellas Pharma, Inc.	202,500	3,429,979
AstraZeneca PLC ADR#	249,100	9,550,494
Bristol-Myers Squibb Co.	128,170	7,760,694
Chugai Pharmaceutical Co., Ltd.	24,400	1,414,238
Daiichi Sankyo Co., Ltd.	91,800	3,584,091
Eisai Co., Ltd.	38,100	3,449,609
Eli Lilly & Co.	103,400	10,924,210
Enanta Pharmaceuticals, Inc.†	28,709	2,610,509
Global Blood Therapeutics, Inc.†#	36,553	1,789,269
Intra-Cellular Therapies, Inc.†	23,537	516,402
Ironwood Pharmaceuticals, Inc.†#	168,221	3,236,572
Jazz Pharmaceuticals PLC†	11,200	1,914,304
Kyowa Hakko Kirin Co., Ltd.	57,400	1,017,712
Madrigal Pharmaceuticals, Inc.†#	9,920	2,372,963
Merck & Co., Inc.	267,201	18,327,317
Minerva Neurosciences, Inc.†	56,680	589,472
MyoKardia, Inc.†#	31,922	1,967,991
Myovant Sciences, Ltd.†#	41,976	1,017,918
Novartis AG	72,366	6,001,320
Odonate Therapeutics, Inc.†#	10,894	209,056
Pfizer, Inc.	248,000	10,296,960
Reata Pharmaceuticals, Inc., Class A†	10,865	938,301
Rhythm Pharmaceuticals, Inc.†	13,527	426,101
Rocket Pharmaceuticals, Inc.†#	23,403	558,162
TESARO, Inc.†#	29,972	972,591
TherapeuticsMD, Inc.†#	198,213	1,284,420
Tricida, Inc.†	22,036	679,370
Zogenix, Inc.†#	62,100	2,999,430

		121,527,516

Medical-Generic Drugs - 0.2%

Amneal Pharmaceuticals, Inc.†	36,933	853,152
Momenta Pharmaceuticals, Inc.†	18,800	498,200

		1,351,352

Medical-HMO - 18.6%

Aetna, Inc.	25,366	5,080,049
Anthem, Inc.	88,000	23,296,240
Centene Corp.†	125,171	18,335,048
Cigna Corp.	107,200	20,190,048
Humana, Inc.	41,614	13,868,281
Molina Healthcare, Inc.†	51,736	7,139,568
UnitedHealth Group, Inc.	223,080	59,888,057
WellCare Health Plans, Inc.†	31,258	9,457,733

		157,255,024

Medical-Hospitals - 2.3%

Acadia Healthcare Co., Inc.†#	63,178	2,623,782
HCA Healthcare, Inc.	111,016	14,888,356
Universal Health Services, Inc., Class B	14,207	1,849,183

		19,361,321

Patient Monitoring Equipment - 0.2%

Insulet Corp.†#	17,200	1,793,444

Pharmacy Services - 0.6%

CVS Health Corp.	48,900	3,679,236
Express Scripts Holding Co.†	16,200	1,425,924
JAND, Inc. (dba Warby Parker), Class A(2)(3)(4)	36,095	552,217

		5,657,377

Physical Therapy/Rehabilitation Centers - 0.1%

Encompass Health Corp.	8,500	693,515

Therapeutics - 5.4%

Agios Pharmaceuticals, Inc.†#	46,162	3,726,197
Dyax Corp. CVR†(2)(4)	159,200	628,840
G1 Therapeutics, Inc.†	36,335	2,204,808
GW Pharmaceuticals PLC ADR†#	18,955	2,782,215
Merus NV†	16,000	342,880
Mirati Therapeutics, Inc.†#	12,400	701,220
Neurocrine Biosciences, Inc.†	144,979	17,825,168
Sarepta Therapeutics, Inc.†#	88,362	12,197,490
Vital Therapies, Inc.†#	42,416	341,449
Xencor, Inc.†	107,788	4,504,460
Zafgen, Inc.†	26,900	256,088

		45,510,815

X-Ray Equipment - 0.1%

ViewRay, Inc.†	62,026	625,222

Total Common Stocks
(cost $575,715,931)		835,643,197

CONVERTIBLE PREFERRED SECURITIES - 0.8%
Applications Software - 0.2%

Outset Medical, Inc. Series C†(2)(3)(4)	320,192	995,797
Outset Medical, Inc. Series D†(2)(3)(4)	171,126	532,202

		1,527,999

Medical Information Systems - 0.0%

Doximity, Inc. Series C†(2)(3)(4)	64,785	279,223

Medical Instruments - 0.0%

RefleXion Medical, Inc. Series C†(2)(3)(4)	160,251	271,140

Medical Labs & Testing Services - 0.2%

Tempus Labs, Inc. Series D†(2)(3)(4)	60,677	980,474
Tempus Labs, Inc. Series E†(2)(3)(4)	39,772	665,058

		1,645,532

Medical Products - 0.4%

Becton Dickinson and Co. Series A	26,711	1,753,844
Guardant Health, Inc. Series E†(2)(3)(4)	33,640	276,591
Shockwave Medical, Inc. Series A-1†(2)(3)(4)	63,961	64,600
Shockwave Medical, Inc. Series B†(2)(3)(4)	1,306	1,319
Shockwave Medical, Inc. Series C†(2)(3)(4)	739,910	747,294

		2,843,648

Medical-Biomedical/Gene - 0.0%

Moderna Therapeutics, Inc. Series G†(2)(3)(4)	43,581	438,425

Pharmacy Services - 0.2%

JAND, Inc. (dba Warby Parker)., Series D†(2)(3)(4)	75,264	1,151,464
JAND, Inc. (dba Warby Parker)., Series E†(2)(3)(4)	2,948	45,101

		1,196,565

Total Convertible Preferred Securities
(cost $6,953,828)		8,202,532

CONVERTIBLE BONDS & NOTES - 0.1%
Medical-Drugs - 0.1%

Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022 (cost $865,000)	865,000	1,163,465

Total Long-Term Investment Securities
(cost $583,534,759)		845,009,194

SHORT-TERM INVESTMENT SECURITIES - 1.3%
Registered Investment Companies - 1.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87%(5)	344,734	344,734
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(5)	10,038,898	10,038,898
T. Rowe Price Government Reserve Fund 1.99%(5)	928,261	928,261

Total Short-Term Investment Securities
(cost $11,311,893)		11,311,893

TOTAL INVESTMENTS
(cost $594,846,652)	101.1%	856,321,087
Liabilities in excess of other assets	(1.1)	(9,600,222)

NET ASSETS	100.0%	$846,720,865

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At August 31, 2018, the Fund had loaned securities with a total value of $153,920,991. This was secured by collateral of $10,038,898, which was received in cash and subsequently invested in short-term investments currently valued at $10,038,898 as reported in the Portfolio of Investments. Additional collateral of $147,645,205 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$4,809,193
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	4,512,807
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	719,008
United States Treasury Bills	0.00%	09/06/2018 to 02/28/2019	4,128,282
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 02/15/2048	133,475,915

(2)	Securities classified as Level 3 (see Note 1).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
JAND, Inc. (dba Warby Parker)
Class A	4/23/2015	33,706	387,123
	3/9/2018	2,389	37,548

		36,095	424,671	552,217	15.30	0.07%
Convertible Preferred Securities
Doximity, Inc.
Series C	4/10/2014	64,785	312,316	279,223	4.31	0.03%
Guardant Health, Inc.
Series E	5/9/2017	32,953	276,594
	11/16/2017	687	5,649

		33,640	282,243	276,591	8.22	0.03%
JAND, Inc. (dba Warby Parker)
Series D	4/23/2015	75,264	864,430	1,151,464	15.30	0.14%
JAND, Inc. (dba Warby Parker)
Series E	3/9/2018	2,948	46,334	45,101	15.30	0.01%
Moderna Therapeutics, Inc.
Series G	1/31/2018	43,581	438,425	438,425	10.06	0.05%
Outset Medical, Inc.
Series C	4/19/2017	320,192	829,778	995,797	3.11	0.11%
Outset Medical, Inc.
Series D	8/20/2018	171,126	532,202	532,202	3.11	0.06%
RefleXion Medical, Inc.
Series C	4/23/2018	160,251	271,145	271,140	1.69	0.03%
Shockwave Medical, Inc.
Series A-1	9/25/2017	63,961	64,601	64,600	1.01	0.01%
Shockwave Medical, Inc.
Series B	9/25/2017	1,306	1,319	1,319	1.01	0.00%
Shockwave Medical, Inc.
Series C	11/10/2016	196,966	198,936
	9/27/2017	542,944	548,363

		739,910	747,299	747,294	1.01	0.09%
Tempus Labs, Inc.
Series D	3/20/2018	60,677	568,780	980,474	16.16	0.12%
Tempus Labs, Inc.
Series E	8/23/2018	39,772	665,058	665,058	16.72	0.08%

				$7,000,905		0.83%

(4)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $8,327,936 representing 1.0% of net assets.
(5)	The rate shown is the 7-day yield as of August 31, 2018.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical - Biomedical/Gene	$241,957,601	$—	$698,191	$242,655,792
Pharmacy Services	5,105,160	—	552,217	5,657,377
Therapeutics	44,881,975	—	628,840	45,510,815
Other Industries	541,819,213	—	—	541,819,213
Convertible Preferred Securities:
Medical Products	1,753,844	—	1,089,804	2,843,648
Other Industries	—	—	5,358,884	5,358,884
Convertible Bonds & Notes	—	1,163,465	—	1,163,465
Short-Term Investment Securities	11,311,893	—	—	11,311,893

Total Investments at Value	$846,829,686	$1,163,465	$8,327,936	$856,321,087

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $15,327,828 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount(1)	Value (Note 1)
ASSET BACKED SECURITIES - 2.4%
Diversified Financial Services - 2.4%

BX Trust FRS Series 2018-MCSF, Class A 2.64% (1ML + 0.58%) due 04/15/2035*(2)	$2,700,000	$2,690,692
Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	2,000,000	1,948,899
Chase Issuance Trust FRS Series 2016-A1, Class A 2.47% (1 ML+0.41%) due 05/15/2021	2,000,000	2,005,108
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 2.76% (1 ML+0.70%) due 06/15/2034*(2)	1,360,000	1,359,573
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 2.87% (3 ML+0.80%) due 05/15/2035*(2)	1,419,976	1,419,971
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 2.94% (1 ML+0.88%) due 09/15/2034*(2)	5,000,000	5,007,797

Total Asset Backed Securities
(cost $14,458,876)		14,432,040

U.S. CORPORATE BONDS & NOTES - 13.9%
Auto-Cars/Light Trucks - 0.1%

Ford Motor Credit Co. LLC FRS Senior Notes 3.17% (3 ML+0.83%) due 08/12/2019	350,000	351,075

Banks-Commercial - 0.5%

Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	959,000	930,372
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	1,978,000	1,982,264

		2,912,636

Banks-Super Regional - 0.5%

SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	1,256,000	1,268,301
Wells Fargo & Co. FRS Senior Notes 4.37% (CPIYOY+1.50%) due 03/31/2021	2,000,000	2,001,600

		3,269,901

Building & Construction Products-Misc. - 0.1%

Owens Corning Company Guar. Notes 4.40% due 01/30/2048	411,000	346,189

Building Products-Cement - 0.6%

CRH America Finance, Inc. Company Guar. Notes 3.95% due 04/04/2028*	887,000	867,428
Vulcan Materials Co. FRS Senior Notes 2.94% (3 ML+0.60%) due 06/15/2020	2,512,000	2,516,550

		3,383,978

Building Products-Wood - 0.4%

Masco Corp. Senior Notes 3.50% due 11/15/2027	2,512,000	2,329,342

Cable/Satellite TV - 0.1%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	577,000	543,559

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 4.25% due 01/15/2048	510,000	454,582

Diversified Banking Institutions - 8.4%

Bank of America Corp. FRS Senior Notes 4.05% (CPIYOY+1.10%) due 11/19/2024	2,000,000	1,862,500
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	220,000	215,085
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,504,000	2,469,478
Bank of America Corp. FRS Senior Notes 4.90% (CPIYOY+2.10%) due 02/18/2020	1,600,000	1,626,512
Citigroup, Inc. FRS Senior Notes 3.41% (3 ML+1.10%) due 05/17/2024	3,020,000	3,050,602
Citigroup, Inc. FRS Senior Notes 3.54% (3 ML+1.19%) due 08/02/2021	1,475,000	1,503,133
Citigroup, Inc. FRS Senior Notes 3.87% (CPIYOY+1.00%) due 09/29/2024	2,000,000	1,896,400
Citigroup, Inc. FRS Senior Notes 3.96% (CPIYOY*1.38%) due 03/27/2025	2,000,000	1,885,800
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	2,673,000	2,731,265
Citigroup, Inc. FRS Senior Notes 5.37% (CPIYOY+2.50%) due 03/30/2020	4,000,000	3,987,200

Goldman Sachs Group, Inc. FRS Senior Notes 3.48% (3 ML+1.17%) due 11/15/2021	724,000	734,729
Goldman Sachs Group, Inc. FRS Senior Notes 3.51% (3 ML+1.16%) due 04/23/2020	1,096,000	1,110,295
Goldman Sachs Group, Inc. FRS Senior Notes 4.27% (CPIYOY+1.40%) due 08/30/2023	4,000,000	3,965,444
JPMorgan Chase & Co. FRS Senior Notes 3.57% (3 ML+1.23%) due 10/24/2023	580,000	591,227
JPMorgan Chase & Co. FRS Senior Notes 4.12% (CPIYOY+1.25%) due 12/20/2023	2,000,000	1,949,000
JPMorgan Chase & Co. FRS Senior Notes 4.87% (CPIYOY+2.00%) due 02/25/2021	1,000,000	1,011,300
JPMorgan Chase & Co. FRS Senior Notes 4.95% (CPIYOY+2.08%) due 04/28/2020	5,000,000	4,959,000
Morgan Stanley FRS Senior Notes 3.53% (3 ML+1.18%) due 01/20/2022	1,260,000	1,279,329
Morgan Stanley Senior Notes 3.74% due 04/24/2024#	2,415,000	2,406,742
Morgan Stanley FRS Senior Notes 4.35% (CPIYOY+1.55%) due 08/24/2023	468,000	459,225
Morgan Stanley FRS Senior Notes 4.80% (CPIYOY+2.00%) due 12/15/2019	1,813,000	1,817,532
Morgan Stanley FRS Senior Notes 4.80% (CPIYOY+2.00%) due 01/24/2020	2,203,000	2,216,769
Morgan Stanley FRS Senior Notes 4.80% (CPIYOY+2.00%) due 02/11/2020	2,000,000	2,012,500
Morgan Stanley FRS Senior Notes 4.80% (CPIYOY+2.00%) due 04/25/2023	3,870,000	3,908,700
Morgan Stanley FRS Senior Notes 4.95% (CPIYOY+2.00%) due 06/09/2023	664,000	664,000

		50,313,767

Electric-Integrated - 0.1%

FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	818,000	804,019

Finance-Consumer Loans - 0.9%

SLM Corp. FRS Senior Notes 4.95% (CPIYOY+2.15%) due 12/15/2020	2,017,000	1,966,575
SLM Corp. FRS Senior Notes 5.05% (CPIYOY+2.25%) due 05/03/2019	3,745,000	3,740,319

		5,706,894

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. FRS Escrow Notes zero coupon due 04/14/2011	400,000	11,680
Lehman Brothers Holdings, Inc. FRS Escrow Notes zero coupon due 06/10/2014	578,000	17,109
Lehman Brothers Holdings, Inc. FRS Escrow Notes zero coupon due 11/01/2014	1,000,000	29,200

		57,989

Medical-Drugs - 0.3%

Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	1,761,000	1,766,023

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*#	338,000	326,647

Oil Companies-Exploration & Production - 0.2%

Apache Corp. Senior Notes 4.38% due 10/15/2028	678,000	668,378
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	800,000	763,629

		1,432,007

Oil Refining & Marketing - 0.4%

Andeavor Senior Notes 3.80% due 04/01/2028#	2,549,000	2,457,919

Pharmacy Services - 0.5%

CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,164,000	3,153,248

Pipelines - 0.6%

Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027#		1,274,000	1,257,662
Energy Transfer Partners LP Company Guar. Notes 5.80% due 06/15/2038		1,067,000	1,105,147
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026		1,299,000	1,261,951

			3,624,760

Total U.S. Corporate Bonds & Notes
(cost $83,967,827)			83,234,535

FOREIGN CORPORATE BONDS & NOTES - 6.6%
Banks-Commercial - 1.6%

Barclays Bank PLC FRS Senior Notes 3.80% (CPIYOY+1.00%) due 05/22/2023(3)		9,800,000	9,785,300

Diversified Banking Institutions - 3.6%

Barclays PLC FRS Senior Notes 4.45% (3 ML+2.11%) due 08/10/2021		753,000	782,447
BNP Paribas SA FRS Senior Notes 4.01% (CPIYOY+1.14%) due 12/21/2020		431,000	425,074
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*#		2,548,000	2,364,856
Credit Suisse Group Funding Guernsey, Ltd. FRS Company Guar. Notes 4.62% (3 ML+2.29%) due 04/16/2021#		2,379,000	2,488,158
HSBC Holdings PLC FRS Senior Notes 3.84% (3 ML+1.50%) due 01/05/2022		1,400,000	1,442,106
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023		325,000	316,029
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024		3,145,000	3,152,956
Societe Generale SA FRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)(5)		10,000,000	9,640,000
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		738,000	644,551

			21,256,177

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*		757,000	698,297

Gas-Distribution - 0.5%

National Grid PLC Senior Notes 1.25% due 10/06/2021	GBP	1,763,000	2,843,178

Gold Mining - 0.6%

Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027		456,000	413,820
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*		1,497,000	1,503,201
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*		1,663,000	1,728,709

			3,645,730

Insurance-Multi-line - 0.1%

XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		496,000	534,120

Machinery-Farming - 0.1%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027		663,000	638,057

Total Foreign Corporate Bonds & Notes
(cost $39,856,629)			39,400,859

U.S. GOVERNMENT AGENCIES - 1.3%
Federal Home Loan Mtg. Corp. - 0.9%

Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF 2.51% (1 ML+0.45%) due 12/15/2038(7)		532,466	537,181
Series 3925, Class FL 2.51% (1 ML+0.45%) due 01/15/2041(7)		660,382	663,387
Series 4001, Class FM 2.56% (1 ML+0.50%) due 02/15/2042(7)		409,131	411,370
Series 3355, Class BF 2.76% (1 ML+0.70%) due 08/15/2037(7)		430,591	436,818
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN2, Class M2 3.71% (1 ML+1.65%) due 04/25/2024(7)		1,095,818	1,110,601
Series 2014-DN1, Class M2 4.26% (1 ML+2.20%) due 02/25/2024(7)		1,183,027	1,216,038
Series 2014-HQ2, Class M2 4.26% (1 ML+2.20%) due 09/25/2024(7)		761,310	784,946
Series 2015-HQ1, Class M2 4.26% (1 ML+2.20%) due 03/25/2025(7)		117,942	118,306

			5,278,647

Federal National Mtg. Assoc. - 0.3%

Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1 3.66% (1 ML+1.60%) due 01/25/2024(7)		3,356	3,377
Series 2013-C01, Class M1 4.06% (1 ML+2.00%) due 10/25/2023(7)		21,059	21,116
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 2.46% (1 ML+0.40%) due 09/25/2042(7)		828,722	830,041
Series 2011-103, Class FD 2.51% (1 ML+0.45%) due 05/25/2040(7)		989,474	993,818

			1,848,352

Government National Mtg. Assoc. - 0.1%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 2.61% (1 ML+0.55%) due 02/16/2040(7)		381,208	383,735

Total U.S. Government Agencies
(cost $7,449,835)			7,510,734

U.S. GOVERNMENT TREASURIES - 52.6%
United States Treasury Bonds - 18.2%

United States Treasury Bonds TIPS(6)
0.63% due 02/15/2043		2,022,065	1,900,846
0.75% due 02/15/2042		3,159,163	3,061,591
0.75% due 02/15/2045		8,392,616	8,088,930
0.88% due 02/15/2047		1,983,296	1,970,332
1.00% due 02/15/2046		7,347,945	7,523,129
1.38% due 02/15/2044		4,632,813	5,131,746
1.75% due 01/15/2028		4,089,418	4,438,243
2.00% due 01/15/2026		4,456,121	4,851,363
2.13% due 02/15/2040		2,797,920	3,476,525
2.13% due 02/15/2041		4,798,085	6,009,914
2.38% due 01/15/2025		4,010,310	4,416,180
2.38% due 01/15/2027		4,997,920	5,644,464
2.50% due 01/15/2029		9,975,770	11,636,320
3.63% due 04/15/2028		14,021,190	17,647,347
3.88% due 04/15/2029		18,009,930	23,540,714

			109,337,644

United States Treasury Notes - 34.4%

United States Treasury Notes TIPS(6)
0.13% due 04/15/2019		9,678,150	9,602,035
0.13% due 04/15/2020		23,904,194	23,597,299
0.13% due 04/15/2021		23,309,783	22,877,732
0.13% due 01/15/2022		5,688,912	5,570,554
0.13% due 04/15/2022		21,965,320	21,438,782
0.13% due 01/15/2023		27,890,893	27,169,242
0.13% due 07/15/2024		19,552,426	18,947,921
0.13% due 07/15/2026		6,708,086	6,404,126
0.25% due 01/15/2025		7,659,720	7,425,268
0.38% due 07/15/2023		8,120,625	8,016,832
0.38% due 07/15/2025		7,391,735	7,233,987
0.38% due 01/15/2027		5,987,509	5,794,006
0.38% due 07/15/2027		7,078,710	6,858,238
0.50% due 01/15/2028		11,747,595	11,433,408
0.63% due 01/15/2024		8,099,325	8,054,969
0.63% due 01/15/2026		6,001,829	5,944,624
1.13% due 01/15/2021		9,790,980	9,873,187

			206,242,210

Total U.S. Government Treasuries
(cost $311,975,932)			315,579,854

FOREIGN GOVERNMENT OBLIGATIONS - 17.1%
Sovereign - 17.1%

Commonwealth of Australia Senior Notes 1.00% due 11/21/2018(6)	AUD	15,271,200	10,956,525
Commonwealth of Australia Senior Notes 2.50% due 09/20/2030(6)	AUD	3,261,500	2,816,675
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(6)	AUD	16,290,380	13,623,549
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2019	BRL	7,000,000	1,764,947
Government of Canada Bonds 4.25% due 12/01/2021(6)	CAD	11,095,683	9,585,565
Government of France Bonds 0.10% due 03/01/2025(6)	EUR	3,096,000	3,874,823
Government of France Bonds 2.10% due 07/25/2023(6)	EUR	3,396,630	4,626,843
Government of New Zealand Senior Notes 2.00% due 09/20/2025(6)	NZD	18,096,500	12,711,476
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(6)	EUR	7,755,900	9,778,510
Republic of Italy Senior Notes 0.10% due 05/15/2022*(6)	EUR	9,082,191	10,034,021
Republic of Italy Senior Notes 1.25% due 09/15/2032*(6)	EUR	2,068,880	2,151,749
Republic of Italy Bonds 2.10% due 09/15/2021(6)	EUR	2,524,365	3,011,041

United Kingdom Gilt Treasury Bonds 0.13% due 11/22/2019(6)	GBP	3,380,310	4,523,035
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2044(6)	GBP	1,902,364	3,753,859
United Kingdom Gilt Treasury Bonds 2.50% due 04/16/2020(6)	GBP	5,027,977	7,019,949
United Mexican States Bonds 2.50% due 12/10/2020(6)	MXN	42,196,188	2,155,390

Total Foreign Government Obligations
(cost $106,503,644)			102,387,957

PREFERRED SECURITIES - 0.0%
Diversified Banking Institutions - 0.0%

Banco Santander SA FRS 4.00% (3 ML+0.52%) (cost $238,831)		9,950	235,616

PREFERRED SECURITIES/CAPITAL SECURITIES - 4.7%
Banks-Commercial - 0.1%

Corestates Capital II FRS 2.99% (3 ML+0.65%) due 01/15/2027*		669,000	622,170

Banks-Money Center - 0.2%

BBVA Bancomer SA 5.13% due 01/18/2033*		1,145,000	1,046,255

Banks-Super Regional - 0.3%

SunTrust Capital III FRS 2.99% (3 ML+0.65%) due 03/15/2028		1,067,000	984,841
Wachovia Capital Trust II FRS 2.84% (3 ML+0.50%) due 01/15/2027		1,039,000	974,063

			1,958,904

Diversified Banking Institutions - 1.1%

BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 09/24/2018(8)		3,161,000	2,706,606
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(8)		2,539,000	2,401,873
HSBC Holdings PLC 6.00% due 05/22/2027(8)		1,018,000	986,239
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(8)		366,000	391,766

			6,486,484

Electric-Integrated - 0.1%

WEC Energy Group, Inc. FRS 4.43% (3 ML+2.11%) due 05/15/2067		819,000	797,002

Insurance-Life/Health - 1.1%

Prudential Financial, Inc. 4.50% due 09/15/2047#		7,000,000	6,501,250

Insurance-Multi-line - 0.6%

Genworth Holdings, Inc. FRS 4.32% (3 ML+2.00%) due 11/15/2066		800,000	524,000
Hartford Financial Services Group, Inc. FRS 4.44% (3 ML+2.13%) due 02/12/2067*		3,202,000	2,993,870

			3,517,870

Pipelines - 1.2%

Andeavor Logistics LP 6.88% due 02/15/2023(8)		1,271,000	1,273,860
Enbridge, Inc. 5.50% due 07/15/2077		2,670,000	2,489,775
Energy Transfer Partners LP 6.25% due 02/15/2023(8)		2,554,000	2,470,995
EnLink Midstream Partners LP 6.00% due 12/15/2022(8)		475,000	436,600
Enterprise Products Operating LLC 5.25% due 08/16/2077		859,000	811,755

			7,482,985

Total Preferred Securities/Capital Securities
(cost $29,197,253)			28,412,920

Total Long-Term Investment Securities
(cost $593,648,827)			591,194,515

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Registered Investment Companies - 2.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87%(9)		6,716,670	6,716,670
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(9)(10)		7,270,930	7,270,930

Total Short-Term Investment Securities
(cost $13,987,600)			13,987,600

TOTAL INVESTMENTS
(cost $607,636,427)		100.9%	605,182,115
Liabilities in excess of other assets		(0.9)	(5,104,491)

NET ASSETS		100.0%	$600,077,624

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $47,004,320 representing 7.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security

(3)	Securities classified as Level 3 (see Note 1).
(4)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $9,640,000 representing 1.6% of net assets.
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Principal amount of security is adjusted for inflation.
(7)	Collateralized Mortgage Obligation
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	The rate shown is the 7-day yield as of August 31, 2018.
(10)

At August 31, 2018, the Fund had loaned securities with a total value of $12,803,887. This was secured by collateral of $7,270,930, which was received in cash and subsequently invested in short-term investments currently valued at $7,270,930 as reported in the Portfolio of Investments. Additional collateral of $5,818,924 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
United States Treasury Bills	0.00%	09/06/2018 to 01/24/2019	$539,864
United States Treasury Notes/Bonds	0.13% to 8.75%	10/31/2018 to 05/15/2047	5,279,060

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

EUR Euro Currency

GBP British Pound

MXN Mexican Peso

NZD New Zealand Dollar

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML-1 Month USD LIBOR

3 ML-3 Month USD LIBOR

CPIYOY - CPI Urban Consumers YoY NSA

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$14,432,040	$—	$14,432,040
U.S. Corporate Bonds & Notes	—	83,234,535	—	83,234,535
Foreign Corporate Bonds & Notes:
Banks - Commercial	—	—	9,785,300	9,785,300
Diversified Banking Institutions	—	11,616,177	9,640,000	21,256,177
Other Industries	—	8,359,382	—	8,359,382
U.S. Government Agencies	—	7,510,734	—	7,510,734
U.S. Government Treasuries	—	315,579,854	—	315,579,854
Foreign Government Obligations	—	102,387,957	—	102,387,957
Preferred Securities	235,616	—	—	235,616
Preferred Securities/Capital Securities	—	28,412,920	—	28,412,920
Short-Term Investment Securities	13,987,600	—	—	13,987,600

Total Investment at Value	$14,223,216	$571,533,599	$19,425,300	$605,182,115

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Foreign Corporate Bonds & Notes
Balance as of 05/31/2018	$18,372,760
Accrued Discounts	2,010
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	52,030
Change in unrealized depreciation(1)	—
Net purchases	998,500
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 08/31/2018	$19,425,300

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2018 includes:

Foreign Corporate Bonds & Notes
$52,030

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2018.

The Fund’s securities classified as Level 3, with a fair value of $19,425,300 at August 31, 2018, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.7%
Australia - 6.5%

AGL Energy, Ltd.	52,325	$781,670
Alumina, Ltd.	213,723	442,499
Amcor, Ltd.	95,417	980,913
AMP, Ltd.	239,106	574,124
APA Group	91,467	657,556
Aristocrat Leisure, Ltd.	46,513	1,056,313
ASX, Ltd.	16,159	785,754
Aurizon Holdings, Ltd.	162,627	491,033
AusNet Services	142,289	168,270
Australia & New Zealand Banking Group, Ltd.	236,034	5,005,703
Bank of Queensland, Ltd.	30,144	248,994
Bendigo & Adelaide Bank, Ltd.	36,382	303,137
BGP Holdings PLC†(1)(2)	835,027	179
BHP Billiton, Ltd.	259,184	6,187,932
BlueScope Steel, Ltd.	45,952	571,834
Boral, Ltd.	93,798	472,020
Brambles, Ltd.	126,847	1,000,358
Caltex Australia, Ltd.	22,121	480,423
Challenger, Ltd.	46,794	364,323
CIMIC Group, Ltd.	8,641	306,128
Coca-Cola Amatil, Ltd.	48,153	325,055
Cochlear, Ltd.	4,798	744,390
Commonwealth Bank of Australia	141,102	7,226,460
Computershare, Ltd.	39,770	549,512
Crown Resorts, Ltd.	30,488	311,233
CSL, Ltd.	36,367	5,942,847
Dexus	78,183	602,526
Domino’s Pizza Enterprises, Ltd.#	4,926	191,584
Flight Centre Travel Group, Ltd.	4,759	199,869
Fortescue Metals Group, Ltd.	125,947	347,686
Goodman Group	132,027	1,015,582
GPT Group	141,491	525,881
Harvey Norman Holdings, Ltd.#	44,762	115,846
Healthscope, Ltd.	131,970	207,772
Incitec Pivot, Ltd.	139,716	393,732
Insurance Australia Group, Ltd.	196,710	1,091,722
LendLease Group	46,281	681,731
Macquarie Group, Ltd.	25,947	2,413,737
Medibank Private, Ltd.	227,330	496,820
Mirvac Group	310,754	542,865
National Australia Bank, Ltd.	218,801	4,462,489
Newcrest Mining, Ltd.	63,065	879,093
OneMarket, Ltd.†	7,950	6,030
Orica, Ltd.	31,401	397,080
Origin Energy, Ltd.†	141,922	811,120
QBE Insurance Group, Ltd.	111,661	883,807
Ramsay Health Care, Ltd.	11,198	448,398
REA Group, Ltd.	4,497	294,614
Rio Tinto, Ltd.	33,371	1,745,063
Santos, Ltd.	150,575	733,924
Scentre Group	428,519	1,266,136
SEEK, Ltd.	28,010	451,055
Sonic Healthcare, Ltd.	32,061	603,644
South32, Ltd.	422,757	1,057,642
Stockland	195,293	579,836
Suncorp Group, Ltd.	103,197	1,149,177
Sydney Airport	91,759	475,612
Tabcorp Holdings, Ltd.#	157,287	542,753
Telstra Corp., Ltd.	330,546	736,651
TPG Telecom, Ltd.#	27,478	170,674
Transurban Group	178,578	1,733,126
Treasury Wine Estates, Ltd.	59,515	833,030
Vicinity Centres	274,311	546,250
Wesfarmers, Ltd.	91,854	3,397,441
Westpac Banking Corp.	274,249	5,626,878
Woodside Petroleum, Ltd.	72,728	1,927,717
Woolworths Group, Ltd.	102,991	2,095,339

		78,660,592

Austria - 0.2%

ANDRITZ AG	6,148	363,951
Erste Group Bank AG	23,414	931,383
OMV AG	12,130	642,466
Raiffeisen Bank International AG	11,941	339,583
voestalpine AG	9,356	419,629

		2,697,012

Belgium - 1.0%

Ageas	15,026	777,539
Anheuser-Busch InBev SA	61,263	5,735,104
Colruyt SA	5,395	320,627
Groupe Bruxelles Lambert SA	6,819	715,530
KBC Group NV	20,269	1,439,867
Proximus SADP	12,768	294,112
Solvay SA	6,018	800,875
Telenet Group Holding NV†#	4,440	242,741
UCB SA	10,513	961,105
Umicore SA#	16,925	943,779

		12,231,279

Bermuda - 0.3%

CK Infrastructure Holdings, Ltd.	53,500	391,260
Dairy Farm International Holdings, Ltd.	27,526	255,166
Hongkong Land Holdings, Ltd.	94,900	656,708
Jardine Matheson Holdings, Ltd.	17,386	1,097,404
Jardine Strategic Holdings, Ltd.	17,461	633,834
Kerry Properties, Ltd.	53,000	200,892
Li & Fung, Ltd.	482,000	136,947
NWS Holdings, Ltd.	123,000	219,084
Shangri-La Asia, Ltd.	86,000	132,582
Yue Yuen Industrial Holdings, Ltd.	59,500	164,883

		3,888,760

Cayman Islands - 0.6%

ASM Pacific Technology, Ltd.#	24,500	258,462
CK Asset Holdings, Ltd.	209,808	1,495,621
CK Hutchison Holdings, Ltd.	217,308	2,504,285
Melco Resorts & Entertainment, Ltd. ADR	19,948	476,358
MGM China Holdings, Ltd.#	79,200	149,344
Minth Group, Ltd.	59,629	244,252
Sands China, Ltd.	200,800	979,855
WH Group, Ltd.*	704,000	530,999
Wharf Real Estate Investment Co., Ltd.	98,000	649,900
Wynn Macau, Ltd.	130,000	361,905

		7,650,981

Denmark - 1.7%

AP Moller - Maersk A/S, Series A	319	459,213

AP Moller - Maersk A/S, Series B#	514	793,306
Carlsberg A/S, Class B	8,621	1,052,422
Chr. Hansen Holding A/S	8,014	813,604
Coloplast A/S, Class B	9,343	1,000,028
Danske Bank A/S	59,365	1,746,600
DSV A/S	15,183	1,422,741
Genmab A/S†	4,944	855,281
H. Lundbeck A/S	5,560	326,213
ISS A/S	13,408	468,075
Novo Nordisk A/S, Class B	142,504	6,984,076
Novozymes A/S, Class B	17,989	985,975
Orsted A/S*	15,093	954,153
Pandora A/S#	8,886	530,902
Tryg A/S	9,023	221,704
Vestas Wind Systems A/S	16,534	1,152,092
William Demant Holding A/S†	9,488	385,890

		20,152,275

Finland - 1.1%

Elisa Oyj	12,138	519,186
Fortum Oyj	37,061	937,804
Kone Oyj, Class B	27,658	1,493,158
Metso Oyj	9,424	330,902
Neste Oyj	10,598	920,162
Nokia Oyj	453,944	2,528,140
Nokian Renkaat Oyj	9,492	391,684
Orion Oyj, Class B	8,381	308,093
Sampo Oyj, Class A	36,224	1,853,012
Stora Enso Oyj, Class R	46,367	863,012
UPM-Kymmene Oyj	43,028	1,658,166
Wartsila Oyj Abp	37,167	784,746

		12,588,065

France - 9.6%

Accor SA	14,290	714,905
Aeroports de Paris	2,491	547,347
Air Liquide SA	34,166	4,302,913
Alstom SA	12,425	548,048
Amundi SA*	4,833	348,375
Arkema SA	5,374	673,066
Atos SE	7,561	905,728
AXA SA	155,087	3,914,475
BioMerieux#	3,257	286,189
BNP Paribas SA	90,353	5,304,691
Bollore SA	71,123	340,461
Bouygues SA	16,542	730,219
Bureau Veritas SA	21,627	555,792
Capgemini SE	12,841	1,650,750
Carrefour SA	45,248	807,257
Casino Guichard Perrachon SA#	4,732	150,005
Cie de Saint-Gobain	39,859	1,714,862
Cie Generale des Etablissements Michelin SCA	13,822	1,635,674
CNP Assurances	14,458	333,461
Covivio	2,957	309,082
Credit Agricole SA	89,794	1,229,061
Danone SA	48,252	3,798,497
Dassault Aviation SA	183	340,505
Dassault Systemes SE	10,361	1,678,904
Edenred	18,961	722,555
Eiffage SA	5,936	668,075
Electricite de France SA	44,122	722,638
Engie SA	146,630	2,149,636
Essilor International Cie Generale d’Optique SA	16,546	2,387,277
Eurazeo SA	3,902	296,213
Eutelsat Communications SA	12,765	302,266
Faurecia SA	6,053	370,833
Gecina SA	3,720	638,631
Getlink	39,462	496,990
Hermes International	2,546	1,655,542
ICADE	3,118	304,195
Iliad SA	2,214	286,030
Imerys SA	2,883	207,145
Ingenico Group SA	4,490	315,520
Ipsen SA	3,011	535,262
JCDecaux SA	5,603	184,574
Kering SA	6,080	3,302,844
Klepierre SA	16,689	598,587
L’Oreal SA	20,183	4,842,447
Legrand SA	21,801	1,642,327
LVMH Moet Hennessy Louis Vuitton SE	22,472	7,873,568
Natixis SA	77,545	517,559
Orange SA	160,151	2,593,239
Pernod Ricard SA	17,189	2,713,490
Peugeot SA	47,073	1,294,968
Publicis Groupe SA	16,339	1,048,792
Remy Cointreau SA	2,020	283,007
Renault SA	15,372	1,323,954
Rexel SA	24,518	385,623
Safran SA	26,691	3,479,231
Sanofi	91,030	7,786,311
Schneider Electric SE	43,363	3,535,432
SCOR SE	13,753	557,296
SEB SA	1,809	337,227
Societe BIC SA	2,422	224,204
Societe Generale SA	61,800	2,527,918
Sodexo SA	7,275	757,637
Suez	29,525	426,847
Teleperformance	4,642	891,747
Thales SA	8,418	1,185,734
TOTAL SA	194,287	12,148,688
UbiSoft Entertainment SA†	6,332	681,039
Valeo SA	19,059	865,220
Veolia Environnement SA	42,882	903,919
Vinci SA	40,364	3,868,143
Vivendi SA	82,184	2,132,080
Wendel SA	2,336	345,989

		116,138,716

Germany - 9.2%
1&1 Drillisch AG†	4,249	215,036
adidas AG	15,170	3,784,083
Allianz SE	35,573	7,582,745
Axel Springer SE	3,337	242,476
BASF SE	73,972	6,842,422
Bayer AG	72,285	6,744,269

Bayerische Motoren Werke AG	26,413	2,557,258
Bayerische Motoren Werke AG (Preference Shares)	4,509	378,144
Beiersdorf AG	8,476	986,803
Brenntag AG	12,629	761,394
Commerzbank AG†	80,782	763,738
Continental AG	8,969	1,645,422
Covestro AG*	15,525	1,322,355
Daimler AG	73,425	4,747,203
Delivery Hero AG†*	7,437	409,698
Deutsche Bank AG	158,277	1,782,452
Deutsche Boerse AG	15,386	2,125,256
Deutsche Lufthansa AG	19,891	519,260
Deutsche Post AG	78,172	2,850,085
Deutsche Telekom AG	266,628	4,304,984
Deutsche Wohnen SE	28,470	1,438,847
E.ON SE	176,049	1,875,923
Evonik Industries AG	13,008	484,830
Fraport AG Frankfurt Airport Services Worldwide	3,140	282,250
Fresenius Medical Care AG & Co. KGaA	17,146	1,736,668
Fresenius SE & Co. KGaA	33,369	2,547,861
FUCHS PETROLUB SE (Preference Shares)	6,119	358,328
GEA Group AG	15,050	571,770
Hannover Rueck SE	5,068	695,921
HeidelbergCement AG	11,828	941,559
Henkel AG & Co. KGaA	8,597	959,478
Henkel AG & Co. KGaA (Preference Shares)	14,365	1,833,325
HOCHTIEF AG	1,656	268,724
HUGO BOSS AG	5,504	439,675
Infineon Technologies AG	91,292	2,322,801
Innogy SE*	11,119	482,828
K+S AG	14,565	331,279
KION Group AG	5,680	387,804
LANXESS AG	7,038	552,902
Linde AG	14,885	3,389,897
MAN SE	2,951	320,786
Merck KGaA	10,597	1,112,946
METRO AG	13,655	213,262
MTU Aero Engines AG	4,116	902,497
Muenchener Rueckversicherungs-Gesellschaft AG	12,407	2,675,785
OSRAM Licht AG	7,952	357,027
Porsche Automobil Holding SE (Preference Shares)	12,343	781,115
ProSiebenSat.1 Media SE	18,044	475,232
Puma SE	672	368,171
RWE AG	40,672	1,031,539
SAP SE	79,083	9,511,859
Sartorius AG (Preference Shares) (Preference Shares)	2,863	519,753
Schaeffler AG (Preference Shares)	13,499	183,327
Siemens AG	61,538	7,998,757
Siemens Healthineers AG†*	12,052	547,753
Symrise AG	10,170	949,816
Telefonica Deutschland Holding AG	60,077	249,858
thyssenkrupp AG	35,856	828,651
TUI AG	35,515	654,738
Uniper SE	16,051	490,373
United Internet AG	9,887	520,107
Volkswagen AG	2,616	421,166
Volkswagen AG (Preference Shares)	14,847	2,427,188
Vonovia SE	38,202	1,959,516
Wirecard AG	9,426	2,093,057
Zalando SE†*	8,926	469,554

		110,531,586

Hong Kong - 2.4%

AIA Group, Ltd.	969,600	8,363,360
Bank of East Asia, Ltd.	97,000	359,019
BOC Hong Kong Holdings, Ltd.	300,500	1,466,367
CLP Holdings, Ltd.	134,000	1,574,964
Galaxy Entertainment Group, Ltd.	192,000	1,421,271
Hang Lung Group, Ltd.	69,000	193,407
Hang Lung Properties, Ltd.	166,000	327,823
Hang Seng Bank, Ltd.	61,800	1,675,558
Henderson Land Development Co., Ltd.	105,938	560,144
Hong Kong & China Gas Co., Ltd.	766,924	1,579,040
Hong Kong Exchanges & Clearing, Ltd.	95,100	2,706,844
Hysan Development Co., Ltd.	50,000	256,410
Link REIT	177,000	1,763,516
MTR Corp., Ltd.	118,000	608,135
New World Development Co., Ltd.	461,000	615,548
PCCW, Ltd.	335,000	177,984
Power Assets Holdings, Ltd.	114,000	799,580
Sino Land Co., Ltd.	244,000	413,467
SJM Holdings, Ltd.	160,000	181,022
Sun Hung Kai Properties, Ltd.	129,500	1,922,185
Swire Pacific, Ltd., Class A	43,500	491,878
Swire Properties, Ltd.	96,000	377,334
Techtronic Industries Co., Ltd.	113,500	694,123
Wharf Holdings, Ltd.	98,000	279,688
Wheelock & Co., Ltd.	65,000	407,867

		29,216,534

Ireland - 0.6%

AIB Group PLC	65,281	367,054
Bank of Ireland Group PLC	76,458	624,790
CRH PLC	67,390	2,237,958
DCC PLC	7,150	644,702
James Hardie Industries PLC CDI	35,845	545,529
Kerry Group PLC, Class A	12,781	1,457,592
Paddy Power Betfair PLC	6,845	623,709
Smurfit Kappa Group PLC	18,125	740,138

		7,241,472

Isle of Man - 0.1%

GVC Holdings PLC	43,772	625,365

Israel - 0.5%

Azrieli Group, Ltd.	2,995	155,607
Bank Hapoalim B.M.	88,234	661,327
Bank Leumi Le-Israel B.M.	110,719	744,167

Bezeq The Israeli Telecommunication Corp., Ltd.	159,533	190,731
Check Point Software Technologies, Ltd.†	10,515	1,221,738
Elbit Systems, Ltd.	1,878	242,343
Frutarom Industries, Ltd.	3,054	311,754
Israel Chemicals, Ltd.	57,542	336,313
Mizrahi Tefahot Bank, Ltd.	11,513	207,873
NICE, Ltd.†	4,882	562,276
Teva Pharmaceutical Industries, Ltd. ADR	77,903	1,784,758

		6,418,887

Italy - 1.7%

Assicurazioni Generali SpA	94,398	1,571,817
Atlantia SpA	39,792	829,085
Davide Campari-Milano SpA	45,818	405,522
Enel SpA	655,103	3,239,350
Eni SpA	205,655	3,814,650
Intesa Sanpaolo SpA	1,161,835	2,869,146
Leonardo SpA#	32,968	369,282
Luxottica Group SpA	14,043	931,079
Mediobanca Banca di Credito Finanziario SpA	45,351	421,972
Moncler SpA	14,409	651,616
Pirelli & C SpA†#*	32,355	260,564
Poste Italiane SpA*	42,167	324,606
Prysmian SpA	15,782	407,047
Recordati SpA	8,353	292,521
Snam SpA	184,030	755,335
Telecom Italia SpA†	911,961	581,149
Telecom Italia SpA (RSP)	510,097	283,554
Terna Rete Elettrica Nazionale SpA	114,585	601,979
UniCredit SpA	161,010	2,323,819

		20,934,093

Japan - 23.1%

ABC-Mart, Inc.#	2,600	141,805
Acom Co., Ltd.#	33,400	136,474
Aeon Co., Ltd.#	49,400	1,069,941
AEON Financial Service Co., Ltd.#	9,200	188,372
Aeon Mall Co., Ltd.#	9,300	155,600
AGC, Inc.	15,000	600,756
Air Water, Inc.	13,000	233,066
Aisin Seiki Co., Ltd.	13,100	606,012
Ajinomoto Co., Inc.	37,100	629,742
Alfresa Holdings Corp.	14,600	366,215
Alps Electric Co., Ltd.	16,102	484,031
Amada Holdings Co., Ltd.	28,100	300,448
ANA Holdings, Inc.	9,800	339,485
Aozora Bank, Ltd.	9,400	332,058
Asahi Group Holdings, Ltd.	29,300	1,323,524
Asahi Kasei Corp.	103,200	1,513,959
Asics Corp.	13,200	197,448
Astellas Pharma, Inc.	158,700	2,688,087
Bandai Namco Holdings, Inc.	16,000	620,646
Bank of Kyoto, Ltd.	4,200	212,060
Benesse Holdings, Inc.	5,400	168,887
Bridgestone Corp.	49,000	1,805,031
Brother Industries, Ltd.	19,500	400,495
Calbee, Inc.	6,000	190,892
Canon, Inc.	81,100	2,600,660
Casio Computer Co., Ltd.#	17,400	279,534
Central Japan Railway Co.	11,500	2,309,626
Chiba Bank, Ltd.	48,500	318,648
Chubu Electric Power Co., Inc.	49,200	715,351
Chugai Pharmaceutical Co., Ltd.	18,500	1,072,271
Chugoku Electric Power Co., Inc.	22,500	281,073
Coca-Cola Bottlers Japan Holdings, Inc.	9,902	280,725
Concordia Financial Group, Ltd.	95,100	456,199
Credit Saison Co., Ltd.	12,200	202,034
CyberAgent, Inc.	8,149	463,520
CYBERDYNE, Inc.†#	8,121	63,954
Dai Nippon Printing Co., Ltd.	20,700	464,451
Dai-ichi Life Holdings, Inc.	85,900	1,636,669
Daicel Corp.	21,500	243,232
Daifuku Co., Ltd.	7,891	409,784
Daiichi Sankyo Co., Ltd.	45,600	1,780,333
Daikin Industries, Ltd.	20,000	2,550,625
Daito Trust Construction Co., Ltd.	5,900	884,124
Daiwa House Industry Co., Ltd.	45,400	1,384,759
Daiwa House REIT Investment Corp.#	136	315,306
Daiwa Securities Group, Inc.	136,200	816,881
DeNA Co., Ltd.	8,500	147,034
Denso Corp.	35,100	1,691,661
Dentsu, Inc.	17,300	808,091
Disco Corp.	2,300	411,520
Don Quijote Holdings Co., Ltd.	9,800	476,285
East Japan Railway Co.	24,900	2,253,348
Eisai Co., Ltd.	20,200	1,828,926
Electric Power Development Co., Ltd.	11,600	307,043
FamilyMart UNY Holdings Co., Ltd.#	6,100	531,986
FANUC Corp.	15,500	3,037,643
Fast Retailing Co., Ltd.#	4,700	2,191,585
Fuji Electric Co., Ltd.	46,000	370,534
FUJIFILM Holdings Corp.	31,200	1,319,492
Fujitsu, Ltd.	159,000	1,163,558
Fukuoka Financial Group, Inc.	62,000	347,637
Hakuhodo DY Holdings, Inc.	19,300	325,691
Hamamatsu Photonics KK	11,400	458,627
Hankyu Hanshin Holdings, Inc.	18,800	670,885
Hikari Tsushin, Inc.	1,600	302,547
Hino Motors, Ltd.	20,800	219,026
Hirose Electric Co., Ltd.	2,635	313,515
Hisamitsu Pharmaceutical Co., Inc.#	4,600	336,171
Hitachi Chemical Co., Ltd.	8,600	180,499
Hitachi Construction Machinery Co., Ltd.	9,000	268,923
Hitachi High-Technologies Corp.	5,000	196,427
Hitachi Metals, Ltd.	18,400	212,633
Hitachi, Ltd.	389,000	2,540,001
Honda Motor Co., Ltd.	131,300	3,890,195
Hoshizaki Corp.	4,400	417,388
Hoya Corp.	31,100	1,818,528
Hulic Co., Ltd.	24,300	230,075
Idemitsu Kosan Co., Ltd.	11,100	560,445
IHI Corp.	12,600	439,996

Iida Group Holdings Co., Ltd.	11,900	219,771
Inpex Corp.	78,400	857,313
Isetan Mitsukoshi Holdings, Ltd.	27,600	311,994
Isuzu Motors, Ltd.	44,400	642,164
ITOCHU Corp.#	114,000	1,994,051
J. Front Retailing Co., Ltd.#	19,800	281,559
Japan Airlines Co., Ltd.	10,000	360,454
Japan Airport Terminal Co., Ltd.	3,400	152,237
Japan Exchange Group, Inc.	43,000	757,754
Japan Post Bank Co., Ltd.	33,500	391,351
Japan Post Holdings Co., Ltd.	129,700	1,540,851
Japan Prime Realty Investment Corp.	63	227,936
Japan Real Estate Investment Corp.	105	558,501
Japan Retail Fund Investment Corp.#	204	369,040
Japan Tobacco, Inc.	88,700	2,332,656
JFE Holdings, Inc.	40,900	895,044
JGC Corp.	16,200	326,304
JSR Corp.	14,700	285,374
JTEKT Corp.	16,800	235,421
JXTG Holdings, Inc.	262,700	1,849,847
Kajima Corp.	71,000	511,205
Kakaku.com, Inc.#	12,200	225,531
Kamigumi Co., Ltd.	8,500	172,586
Kaneka Corp.	22,000	200,972
Kansai Electric Power Co., Inc.	58,400	837,026
Kansai Paint Co., Ltd.	16,400	324,280
Kao Corp.	39,700	3,081,743
Kawasaki Heavy Industries, Ltd.	11,800	322,851
KDDI Corp.	146,600	3,880,394
Keihan Holdings Co., Ltd.	8,100	297,435
Keikyu Corp.	18,599	321,729
Keio Corp.	9,300	461,192
Keisei Electric Railway Co., Ltd.	10,700	359,203
Keyence Corp.	7,900	4,471,524
Kikkoman Corp.	11,200	561,462
Kintetsu Group Holdings Co., Ltd.	14,000	549,365
Kirin Holdings Co., Ltd.	66,400	1,641,922
Kobayashi Pharmaceutical Co., Ltd.	3,801	272,991
Kobe Steel, Ltd.	25,300	211,763
Koito Manufacturing Co., Ltd.	8,400	519,377
Komatsu, Ltd.	74,400	2,116,627
Konami Holdings Corp.	8,200	343,542
Konica Minolta, Inc.	40,200	409,200
Kose Corp.	2,379	438,930
Kubota Corp.	79,600	1,244,041
Kuraray Co., Ltd.	25,500	369,958
Kurita Water Industries, Ltd.	8,300	246,512
Kyocera Corp.	25,900	1,634,047
Kyowa Hakko Kirin Co., Ltd.	20,500	363,469
Kyushu Electric Power Co., Inc.	30,700	344,273
Kyushu Railway Co.	13,000	390,784
Lawson, Inc.#	3,900	228,854
LINE Corp.†#	5,800	267,267
Lion Corp.	17,900	377,139
LIXIL Group Corp.	22,000	431,446
M3, Inc.	17,300	762,159
Mabuchi Motor Co., Ltd.	3,800	157,493
Makita Corp.	17,900	811,952
Marubeni Corp.	127,100	1,042,790
Marui Group Co., Ltd.#	16,700	368,990
Maruichi Steel Tube, Ltd.	3,700	113,388
Mazda Motor Corp.	45,100	523,007
McDonald’s Holdings Co. Japan, Ltd.	5,300	232,778
Mebuki Financial Group, Inc.	75,700	268,435
Medipal Holdings Corp.	13,600	274,301
MEIJI Holdings Co., Ltd.	9,800	650,923
Minebea Mitsumi, Inc.	30,300	568,858
MISUMI Group, Inc.	22,100	569,655
Mitsubishi Chemical Holdings Corp.	103,300	925,990
Mitsubishi Corp.	108,800	3,105,074
Mitsubishi Electric Corp.	147,100	1,985,870
Mitsubishi Estate Co., Ltd.	95,300	1,582,043
Mitsubishi Gas Chemical Co., Inc.	13,200	274,668
Mitsubishi Heavy Industries, Ltd.	25,100	932,073
Mitsubishi Materials Corp.	9,000	243,407
Mitsubishi Motors Corp.	54,000	384,916
Mitsubishi Tanabe Pharma Corp.	18,500	308,528
Mitsubishi UFJ Financial Group, Inc.	954,900	5,764,980
Mitsubishi UFJ Lease & Finance Co., Ltd.	32,900	185,064
Mitsui & Co., Ltd.	137,700	2,295,826
Mitsui Chemicals, Inc.	15,100	390,581
Mitsui Fudosan Co., Ltd.	72,800	1,667,173
Mitsui OSK Lines, Ltd.	8,999	242,004
Mizuho Financial Group, Inc.	1,938,300	3,403,495
MS&AD Insurance Group Holdings, Inc.	38,200	1,174,089
Murata Manufacturing Co., Ltd.	14,500	2,503,668
Nabtesco Corp.	9,400	245,089
Nagoya Railroad Co., Ltd.	13,400	305,724
NEC Corp.	21,500	594,051
Nexon Co., Ltd.†	35,500	445,387
NGK Insulators, Ltd.	21,500	350,238
NGK Spark Plug Co., Ltd.	12,800	364,036
NH Foods, Ltd.	6,500	237,220
Nidec Corp.	18,000	2,609,036
Nikon Corp.	28,200	539,838
Nintendo Co., Ltd.	9,000	3,252,993
Nippon Building Fund, Inc.	113	658,006
Nippon Electric Glass Co., Ltd.	6,200	199,208
Nippon Express Co., Ltd.	6,000	375,844
Nippon Paint Holdings Co., Ltd.#	11,800	466,223
Nippon Prologis REIT, Inc.	146	284,484
Nippon Steel & Sumitomo Metal Corp.	61,400	1,235,350
Nippon Telegraph & Telephone Corp.	55,700	2,481,460
Nippon Yusen KK	13,200	249,007
Nissan Chemical Corp.	9,800	467,465
Nissan Motor Co., Ltd.#	188,000	1,759,698
Nisshin Seifun Group, Inc.	17,400	348,125
Nissin Foods Holdings Co., Ltd.	4,800	306,291
Nitori Holdings Co., Ltd.	6,300	956,539
Nitto Denko Corp.	13,000	1,009,486
NOK Corp.	7,700	147,056
Nomura Holdings, Inc.	279,300	1,278,229
Nomura Real Estate Holdings, Inc.	10,200	221,148
Nomura Real Estate Master Fund, Inc.	289	402,639
Nomura Research Institute, Ltd.	9,000	447,934

NSK, Ltd.	31,200	354,092
NTT Data Corp.	50,400	647,747
NTT DOCOMO, Inc.	110,700	2,874,354
Obayashi Corp.	53,000	496,562
OBIC Co., Ltd.	5,200	488,597
Odakyu Electric Railway Co., Ltd.	23,699	512,543
Oji Holdings Corp.	65,000	445,189
Olympus Corp.	23,400	952,975
Omron Corp.	15,400	689,542
Ono Pharmaceutical Co., Ltd.	30,600	804,176
Oracle Corp. Japan	3,000	251,913
Oriental Land Co., Ltd.	16,100	1,725,052
ORIX Corp.	105,800	1,701,598
Osaka Gas Co., Ltd.	30,900	577,202
Otsuka Corp.	7,600	275,313
Otsuka Holdings Co., Ltd.	31,400	1,472,643
Panasonic Corp.	176,930	2,112,300
Park24 Co., Ltd.	8,200	240,590
Persol Holdings Co., Ltd.#	14,274	319,241
Pola Orbis Holdings, Inc.	7,132	251,619
Rakuten, Inc.	76,300	583,632
Recruit Holdings Co., Ltd.	87,883	2,678,964
Renesas Electronics Corp.†	67,600	511,061
Resona Holdings, Inc.	176,500	1,000,606
Ricoh Co., Ltd.#	54,100	567,244
Rinnai Corp.	2,900	215,849
Rohm Co., Ltd.	7,600	686,059
Ryohin Keikaku Co., Ltd.	1,814	538,763
Sankyo Co., Ltd.	3,800	145,522
Santen Pharmaceutical Co., Ltd.	30,200	465,326
SBI Holdings, Inc.	16,400	452,399
Secom Co., Ltd.	16,800	1,382,738
Sega Sammy Holdings, Inc.	14,900	240,310
Seibu Holdings, Inc.	17,800	320,884
Seiko Epson Corp.	22,700	388,378
Sekisui Chemical Co., Ltd.	31,700	551,205
Sekisui House, Ltd.	49,000	799,761
Seven & i Holdings Co., Ltd.	60,100	2,447,597
Seven Bank, Ltd.	49,300	153,522
SG Holdings Co., Ltd.	7,628	180,488
Sharp Corp.#	14,000	331,761
Shimadzu Corp.	18,000	533,795
Shimamura Co., Ltd.	1,600	147,889
Shimano, Inc.	6,000	925,569
Shimizu Corp.	42,500	371,794
Shin-Etsu Chemical Co., Ltd.	29,600	2,777,248
Shinsei Bank, Ltd.	13,400	205,746
Shionogi & Co., Ltd.	22,600	1,313,164
Shiseido Co., Ltd.	30,600	2,154,751
Shizuoka Bank, Ltd.	36,400	321,706
Showa Shell Sekiyu KK	15,400	310,606
SMC Corp.	4,600	1,530,573
SoftBank Group Corp.	66,400	6,155,342
Sohgo Security Services Co., Ltd.	5,800	255,261
Sompo Holdings, Inc.	26,800	1,144,264
Sony Corp.	101,800	5,816,096
Sony Financial Holdings, Inc.	14,500	289,060
Stanley Electric Co., Ltd.	11,600	401,422
Start Today Co., Ltd.	15,493	534,049
Subaru Corp.	49,200	1,461,697
SUMCO Corp.#	18,804	335,768
Sumitomo Chemical Co., Ltd.	123,000	698,524
Sumitomo Corp.	90,800	1,473,835
Sumitomo Dainippon Pharma Co., Ltd.	13,000	276,708
Sumitomo Electric Industries, Ltd.	60,800	961,987
Sumitomo Heavy Industries, Ltd.	9,000	292,818
Sumitomo Metal Mining Co., Ltd.	19,100	617,127
Sumitomo Mitsui Financial Group, Inc.	108,100	4,262,318
Sumitomo Mitsui Trust Holdings, Inc.	26,500	1,063,959
Sumitomo Realty & Development Co., Ltd.	29,000	1,004,860
Sumitomo Rubber Industries, Ltd.#	14,400	213,583
Sundrug Co., Ltd.	5,980	214,744
Suntory Beverage & Food, Ltd.	11,500	471,447
Suruga Bank, Ltd.	14,000	75,979
Suzuken Co., Ltd.	6,200	281,793
Suzuki Motor Corp.	27,400	1,782,936
Sysmex Corp.	13,400	1,162,596
T&D Holdings, Inc.	43,900	667,528
Taiheiyo Cement Corp.	9,700	293,331
Taisei Corp.	16,800	751,471
Taisho Pharmaceutical Holdings Co., Ltd.	2,500	270,903
Taiyo Nippon Sanso Corp.	10,500	154,604
Takashimaya Co., Ltd.#	12,000	193,754
Takeda Pharmaceutical Co., Ltd.#	57,200	2,395,388
TDK Corp.	10,500	1,180,317
Teijin, Ltd.	15,300	303,081
Terumo Corp.	24,400	1,346,161
THK Co., Ltd.	9,200	246,415
Tobu Railway Co., Ltd.	15,800	440,824
Toho Co., Ltd.#	9,100	279,282
Toho Gas Co., Ltd.	6,600	221,267
Tohoku Electric Power Co., Inc.	34,000	426,568
Tokio Marine Holdings, Inc.	54,200	2,554,634
Tokyo Century Corp.	3,416	188,770
Tokyo Electric Power Co. Holdings, Inc.†	120,800	558,826
Tokyo Electron, Ltd.	12,600	2,140,446
Tokyo Gas Co., Ltd.	32,700	774,900
Tokyo Tatemono Co., Ltd.	16,700	204,711
Tokyu Corp.	42,500	700,747
Tokyu Fudosan Holdings Corp.	39,800	271,160
Toppan Printing Co., Ltd.	41,000	319,926
Toray Industries, Inc.#	112,700	845,630
Toshiba Corp.†	528,000	1,577,680
Tosoh Corp.	20,800	326,854
TOTO, Ltd.	11,300	477,995
Toyo Seikan Group Holdings, Ltd.	13,200	249,958
Toyo Suisan Kaisha, Ltd.	6,500	239,560
Toyoda Gosei Co., Ltd.	5,200	129,731
Toyota Industries Corp.	11,700	662,344
Toyota Motor Corp.	184,300	11,494,906
Toyota Tsusho Corp.	17,400	593,520
Trend Micro, Inc.	9,900	623,706
Tsuruha Holdings, Inc.	2,904	331,669
Unicharm Corp.	32,500	1,062,371

United Urban Investment Corp.	242	381,807
USS Co., Ltd.	18,499	348,802
West Japan Railway Co.	13,600	912,624
Yahoo Japan Corp.#	119,200	409,814
Yakult Honsha Co., Ltd.	8,900	632,796
Yamada Denki Co., Ltd.#	55,300	274,235
Yamaguchi Financial Group, Inc.#	14,900	163,872
Yamaha Corp.	11,100	530,474
Yamaha Motor Co., Ltd.	21,800	552,701
Yamato Holdings Co., Ltd.#	24,800	737,460
Yamazaki Baking Co., Ltd.	9,800	190,690
Yaskawa Electric Corp.#	19,400	651,264
Yokogawa Electric Corp.	17,400	356,895
Yokohama Rubber Co., Ltd.#	8,100	170,223

		278,965,878

Jersey - 1.1%

Experian PLC	74,199	1,846,950
Ferguson PLC	19,490	1,561,804
Glencore PLC	930,810	3,783,761
Randgold Resources, Ltd.	7,287	474,440
Shire PLC	73,403	4,280,922
WPP PLC	102,230	1,694,474

		13,642,351

Luxembourg - 0.3%

ArcelorMittal	53,481	1,610,305
Eurofins Scientific SE	883	498,532
Millicom International Cellular SA SDR	5,493	316,240
RTL Group SA	3,247	243,475
SES SA FDR	29,077	583,219
Tenaris SA	39,394	660,749

		3,912,520

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	587,600	122,011

Netherlands - 4.4%

ABN AMRO Group NV CVA*	33,690	912,335
Aegon NV	141,012	845,569
AerCap Holdings NV†	11,111	632,994
Airbus SE	46,816	5,774,346
Akzo Nobel NV	20,295	1,896,843
Altice Europe NV†#	38,395	115,518
ASML Holding NV	33,072	6,742,525
CNH Industrial NV	82,248	983,334
EXOR NV#	8,378	544,392
Ferrari NV	9,900	1,295,083
Fiat Chrysler Automobiles NV†	86,206	1,456,926
Heineken Holding NV	9,621	916,858
Heineken NV	20,863	2,061,812
ING Groep NV	312,404	4,239,062
Koninklijke Ahold Delhaize NV	100,731	2,450,717
Koninklijke DSM NV	14,509	1,522,119
Koninklijke KPN NV	275,194	703,068
Koninklijke Philips NV	75,097	3,355,129
Koninklijke Vopak NV#	5,873	302,679
NN Group NV	24,161	1,035,697
NXP Semiconductors NV†	27,889	2,597,581
QIAGEN NV†	17,179	665,016
Randstad NV	9,565	599,095
RELX NV	77,812	1,723,311
STMicroelectronics NV	55,052	1,131,378
Unilever NV CVA	124,738	7,173,602
Wolters Kluwer NV	23,533	1,491,450

		53,168,439

New Zealand - 0.2%

a2 Milk Co., Ltd.†	59,088	493,349
Auckland International Airport, Ltd.	81,400	384,789
Fisher & Paykel Healthcare Corp., Ltd.	45,558	494,014
Fletcher Building, Ltd.#	71,346	300,208
Meridian Energy, Ltd.	102,199	219,072
Ryman Healthcare, Ltd.	31,566	294,256
Spark New Zealand, Ltd.	152,984	403,845

		2,589,533

Norway - 0.7%

Aker BP ASA#	8,662	306,769
DNB ASA	78,697	1,602,815
Equinor ASA†#	93,592	2,400,582
Gjensidige Forsikring ASA	16,930	283,238
Marine Harvest ASA#	33,220	717,588
Norsk Hydro ASA	112,428	620,850
Orkla ASA	65,786	541,278
Schibsted ASA, Class B	7,305	237,805
Telenor ASA	61,877	1,166,537
Yara International ASA	14,994	690,148

		8,567,610

Papua New Guinea - 0.1%

Oil Search, Ltd.	110,674	712,889

Portugal - 0.2%

Banco Espirito Santo SA†(1)(2)	213,818	0
EDP - Energias de Portugal SA	206,446	806,363
Galp Energia SGPS SA	40,029	811,720
Jeronimo Martins SGPS SA	20,851	312,337

		1,930,420

Singapore - 1.2%

Ascendas Real Estate Investment Trust	196,500	392,270
CapitaLand Commercial Trust	166,700	214,972
CapitaLand Mall Trust	201,500	314,167
CapitaLand, Ltd.	212,700	531,537
City Developments, Ltd.	33,500	226,498
ComfortDelGro Corp., Ltd.	168,900	281,797
DBS Group Holdings, Ltd.	142,800	2,595,796
Genting Singapore, Ltd.	507,000	395,243
Jardine Cycle & Carriage, Ltd.	8,600	203,260
Keppel Corp., Ltd.	119,000	566,151
Oversea-Chinese Banking Corp., Ltd.	251,400	2,069,739
SATS, Ltd.	52,500	193,927
Sembcorp Industries, Ltd.	80,600	160,313
Singapore Airlines, Ltd.	45,400	324,156
Singapore Exchange, Ltd.	64,900	350,376
Singapore Press Holdings, Ltd.#	133,200	271,728
Singapore Technologies Engineering, Ltd.	128,700	313,182

Singapore Telecommunications, Ltd.	654,300	1,539,754
Suntec Real Estate Investment Trust	186,900	254,638
United Overseas Bank, Ltd.	107,300	2,115,433
UOL Group, Ltd.	36,900	185,770
Venture Corp., Ltd.	21,752	287,005
Wilmar International, Ltd.	151,600	353,444
Yangzijiang Shipbuilding Holdings, Ltd.	157,800	123,016

		14,264,172

South Africa - 0.1%

Old Mutual, Ltd.†	405,357	828,438

Spain - 2.8%

ACS Actividades de Construccion y Servicios SA	20,344	847,281
Aena SME SA*	5,569	985,793
Amadeus IT Group SA	35,694	3,311,230
Banco Bilbao Vizcaya Argentaria SA	534,298	3,330,401
Banco de Sabadell SA	430,340	660,362
Banco Santander SA	1,302,221	6,481,539
Bankia SA#	99,292	373,075
Bankinter SA	55,989	498,077
CaixaBank SA	287,321	1,287,674
Enagas SA	18,177	505,320
Endesa SA	25,929	580,573
Ferrovial SA	39,154	846,469
Grifols SA	24,947	733,487
Iberdrola SA	471,641	3,515,770
Industria de Diseno Textil SA	87,932	2,658,847
International Consolidated Airlines Group SA	51,207	460,054
Mapfre SA	77,285	227,770
Naturgy Energy Group SA#	29,097	781,200
Red Electrica Corp. SA	36,043	757,248
Repsol SA	107,087	2,059,050
Siemens Gamesa Renewable Energy SA†#	19,139	285,581
Telefonica SA	376,222	3,051,221

		34,238,022

SupraNational - 0.3%

HK Electric Investments & HK Electric Investments, Ltd.#*	202,269	204,621
HKT Trust & HKT, Ltd.	298,000	384,994
Unibail-Rodamco-Westfield	11,108	2,333,743

		2,923,358

Sweden - 2.5%

Alfa Laval AB	23,479	629,263
Assa Abloy AB, Class B	80,860	1,648,120
Atlas Copco AB, Class A	54,004	1,539,487
Atlas Copco AB, Class B	32,472	858,568
Boliden AB	22,756	595,702
Electrolux AB, Series B	20,173	449,997
Epiroc AB, Class A†	54,004	560,995
Epiroc AB, Class B†	32,472	310,547
Essity AB, Class B	49,291	1,277,395
Hennes & Mauritz AB, Class B	70,912	955,455
Hexagon AB, Class B	21,314	1,266,001
Husqvarna AB, Class B	34,011	270,373
ICA Gruppen AB	6,407	195,114
Industrivarden AB, Class C	13,355	285,277
Investor AB, Class B	37,014	1,670,358
Kinnevik AB, Class B	19,613	644,248
L E Lundbergforetagen AB, Class B	5,757	193,387
Lundin Petroleum AB	14,976	520,262
Modern Times Group AB, Class B	934	33,458
Nordea Bank AB	245,140	2,648,380
Sandvik AB	90,560	1,584,898
Securitas AB, Class B	26,171	465,604
Skandinaviska Enskilda Banken AB, Class A	131,111	1,399,259
Skanska AB, Class B	27,306	512,670
SKF AB, Class B	30,478	585,721
Svenska Handelsbanken AB, Class A	120,411	1,459,523
Swedbank AB, Class A	73,624	1,713,169
Swedish Match AB	14,377	768,595
Tele2 AB, Class B	26,659	328,823
Telefonaktiebolaget LM Ericsson, Class B	247,825	2,090,422
Telia Co AB	224,357	995,054
Volvo AB, Class B	126,314	2,175,410

		30,631,535

Switzerland - 8.1%

ABB, Ltd.	147,450	3,476,123
Adecco Group AG#	13,517	828,104
Baloise Holding AG	3,958	608,452
Barry Callebaut AG	184	328,039
Chocoladefabriken Lindt & Spruengli AG	13	1,145,422
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	81	602,956
Cie Financiere Richemont SA	41,708	3,687,775
Clariant AG	16,022	400,364
Coca-Cola HBC AG	16,225	554,901
Credit Suisse Group AG	206,233	3,088,441
Dufry AG#	2,815	348,226
EMS-Chemie Holding AG	689	435,046
Geberit AG	2,963	1,347,527
Givaudan SA	760	1,848,935
Julius Baer Group, Ltd.	18,019	957,791
Kuehne & Nagel International AG	4,546	734,020
LafargeHolcim, Ltd.	39,267	1,912,203
Lonza Group AG	5,930	1,908,245
Nestle SA	250,731	21,051,833
Novartis AG	179,328	14,871,689
Pargesa Holding SA	2,572	208,971
Partners Group Holding AG	1,388	1,089,779
Roche Holding AG	56,672	14,079,564
Schindler Holding AG (RSP)	1,787	412,987
Schindler Holding AG (Participation Certificate)	3,209	765,459
SGS SA	442	1,164,226
Sika AG	10,354	1,535,073
Sonova Holding AG	4,283	812,632
Straumann Holding AG	763	608,117

Swatch Group AG (XEGT)	2,477	1,056,990
Swatch Group AG (TRQX)	4,153	336,568
Swiss Life Holding AG	2,673	968,540
Swiss Prime Site AG	5,457	503,052
Swiss Re AG	25,283	2,273,579
Swisscom AG	2,110	942,398
Temenos AG	4,866	878,566
UBS Group AG	310,814	4,853,412
Vifor Pharma AG#	3,932	724,737
Zurich Insurance Group AG	12,150	3,700,469

		97,051,211

United Kingdom - 15.1%

3i Group PLC	77,856	904,794
Admiral Group PLC	16,941	456,834
Anglo American PLC#	84,954	1,697,897
Antofagasta PLC#	32,801	342,580
Ashtead Group PLC	39,924	1,222,559
Associated British Foods PLC	28,935	858,668
AstraZeneca PLC	101,827	7,650,190
Auto Trader Group PLC*	80,755	470,185
Aviva PLC	324,480	2,040,260
Babcock International Group PLC#	20,668	191,156
BAE Systems PLC	256,237	2,013,123
Barclays PLC	1,377,286	3,137,269
Barratt Developments PLC	81,708	574,143
Berkeley Group Holdings PLC	10,450	493,550
BHP Billiton PLC	171,713	3,659,384
BP PLC	1,605,569	11,392,270
British American Tobacco PLC	184,825	8,917,325
British Land Co. PLC	79,924	658,593
BT Group PLC	675,714	1,904,050
Bunzl PLC	28,077	872,882
Burberry Group PLC	34,487	999,731
Carnival PLC	14,715	883,468
Centrica PLC	436,866	811,615
Coca-Cola European Partners PLC	17,163	731,830
Compass Group PLC	127,814	2,748,209
ConvaTec Group PLC#*	109,852	303,777
Croda International PLC	10,522	695,704
Diageo PLC	198,411	6,931,062
Direct Line Insurance Group PLC	114,006	489,080
easyJet PLC	13,545	267,796
Fresnillo PLC#	18,111	210,663
G4S PLC	127,501	412,255
GlaxoSmithKline PLC	399,725	8,086,360
Hammerson PLC	64,657	394,898
Hargreaves Lansdown PLC	22,951	654,606
HSBC Holdings PLC	1,610,506	13,966,236
Imperial Brands PLC	76,730	2,729,639
InterContinental Hotels Group PLC	14,318	882,650
Intertek Group PLC	13,619	906,477
Investec PLC	52,651	345,666
ITV PLC	293,042	610,332
J Sainsbury PLC	141,546	594,931
John Wood Group PLC#	54,263	505,530
Johnson Matthey PLC	15,656	709,591
Kingfisher PLC	178,140	631,647
Land Securities Group PLC	61,378	729,291
Legal & General Group PLC	480,300	1,583,488
Lloyds Banking Group PLC	5,818,042	4,472,881
London Stock Exchange Group PLC	25,720	1,541,859
Marks & Spencer Group PLC	134,661	526,537
Mediclinic International PLC#	29,828	190,684
Meggitt PLC	66,130	461,422
Melrose Industries PLC	391,521	1,131,412
Merlin Entertainments PLC#*	53,330	257,131
Micro Focus International PLC#	35,272	596,756
Mondi PLC	30,189	839,522
National Grid PLC	273,031	2,867,166
Next PLC	11,630	829,274
NMC Health PLC	8,418	428,246
Pearson PLC	63,135	750,905
Persimmon PLC	25,322	798,723
Prudential PLC	207,551	4,668,530
Quilter PLC*	135,119	246,717
Reckitt Benckiser Group PLC	53,406	4,541,335
RELX PLC	86,499	1,917,622
Rio Tinto PLC	96,922	4,597,700
Rolls-Royce Holdings PLC	133,285	1,736,613
Royal Bank of Scotland Group PLC	283,457	886,748
Royal Dutch Shell PLC, Class A	370,555	12,017,359
Royal Dutch Shell PLC, Class B	301,218	9,921,012
Royal Mail PLC	73,700	428,057
RSA Insurance Group PLC	84,239	689,781
Sage Group PLC	88,859	685,908
Schroders PLC	10,519	419,349
Segro PLC	79,515	678,520
Severn Trent PLC	19,785	513,262
Sky PLC	85,427	1,706,132
Smith & Nephew PLC	72,719	1,279,804
Smiths Group PLC	33,211	693,854
SSE PLC	81,342	1,321,362
St James’s Place PLC	42,800	627,847
Standard Chartered PLC	226,114	1,838,316
Standard Life Aberdeen PLC	217,088	891,895
Taylor Wimpey PLC	268,154	581,789
Tesco PLC	785,341	2,509,753
Travis Perkins PLC#	20,984	312,990
Unilever PLC	99,436	5,661,895
United Utilities Group PLC	56,081	539,189
Vodafone Group PLC	2,142,697	4,569,645
Weir Group PLC#	17,977	436,876
Whitbread PLC	14,756	879,234
WM Morrison Supermarkets PLC	174,934	597,033

		182,362,889

United States - 0.0%

Altice USA, Inc., Class A	15,982	286,397

Total Common Stocks
(cost $1,083,506,273)		1,155,173,290

EXCHANGE-TRADED FUNDS - 2.2%
United States — 2.2%

iShares MSCI EAFE ETF (cost $26,687,182)	390,600	26,303,004

Total Long-Term Investment Securities
(cost $1,110,193,455)		1,181,476,294

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Registered Investment Companies - 2.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(3)(4)	24,251,622	24,251,622

U.S. Government Treasuries - 0.3%

United States Treasury Bills
1.91% due 09/20/2018(5)	$2,000,000	1,998,300
1.97% due 11/01/2018(5)	1,000,000	996,757
2.02% due 11/29/2018(5)	265,000	263,691
2.04% due 11/29/2018(5)	420,000	417,926

		3,676,674

Total Short-Term Investment Securities
(cost $27,927,879)		27,928,296

REPURCHASE AGREEMENTS - 1.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount $14,019,545 collateralized by $12,520,000 of U.S. Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $14,303,411 (cost $14,019,000)	14,019,000	14,019,000

TOTAL INVESTMENTS -
(cost $1,152,140,334)	101.4%	1,223,423,590
Liabilities in excess of other assets	(1.4)	(17,120,494)

NET ASSETS —	100.0%	$1,206,303,096

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $9,031,444 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $179 representing 0.0% of net assets.
(2)	Securities classified as Level 3 (see Note 1).
(3)

At August 31, 2018, the Fund had loaned securities with a total value of $30,437,843. This was secured by collateral of $24,251,622, which was received in cash and subsequently invested in short-term investments currently valued at $24,251,622 as reported in the Portfolio of Investments. Additional collateral of $8,065,017 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	11/01/2034 to 12/01/2047	$180,266
Federal National Mtg. Assoc.	3.00% to 4.00%	01/01/2033 to 05/01/2048	134,007
Government National Mtg. Assoc.	4.00%	03/20/2048	9,371
United States Treasury Bills	0.00%	09/13/2018 to 02/14/2019	88,307
United States Treasury Notes/Bonds	0.13% to 8.75%	09/30/2018 to 05/15/2047	7,653,066

(4)	The rate shown is the 7-day yield as of August 31, 2018.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	- American Depositary Receipt
CDI	- Chess Depositary Interest
CVA	- Certification Van Aandelen (Dutch Cert.)
ETF	- Exchange-Traded Funds
FDR	- Fiduciary Depositary Receipt
RSP	- Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	- Swedish Depositary Receipt

TRQX - Turquoise Stock Exchange

XEGT - Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

280	Long	mini MSCI EAFE Index	September 2018	$27,735,885	$27,423,200	($312,685)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

Medical-Drugs	7.2%
Diversified Banking Institutions	5.7
Banks-Commercial	5.6
Oil Companies-Integrated	4.6
Auto-Cars/Light Trucks	3.2
Telephone-Integrated	2.5
Food-Misc./Diversified	2.4
Cosmetics & Toiletries	2.3
Exchange-Traded Funds	2.2
Insurance-Life/Health	2.1
Registered Investment Companies	2.0
Chemicals-Diversified	1.9
Insurance-Multi-line	1.8
Electric-Integrated	1.7
Real Estate Investment Trusts	1.6
Food-Retail	1.2
Tobacco	1.2
Repurchase Agreements	1.2
Brewery	1.0
Real Estate Operations & Development	1.0
Transport-Rail	1.0
Diversified Minerals	1.0
Metal-Diversified	1.0
Medical-Biomedical/Gene	1.0
Diversified Manufacturing Operations	1.0
Electronic Components-Misc.	1.0
Import/Export	1.0
Medical Products	1.0
Enterprise Software/Service	0.9
Beverages-Wine/Spirits	0.9
Industrial Automated/Robotic	0.9
Machinery-Electrical	0.8
Aerospace/Defense-Equipment	0.8
Semiconductor Equipment	0.8
Finance-Other Services	0.8
Commercial Services	0.8
Chemicals-Specialty	0.7
Cellular Telecom	0.7
Insurance-Property/Casualty	0.7
Audio/Video Products	0.7
Gas-Distribution	0.7
Industrial Gases	0.7
Textile-Apparel	0.7
Auto/Truck Parts & Equipment-Original	0.7
Soap & Cleaning Preparation	0.7
Computer Services	0.7
Retail-Apparel/Shoe	0.6
Apparel Manufacturers	0.6
Diversified Operations	0.6
Insurance-Reinsurance	0.6
Oil Companies-Exploration & Production	0.6
Building & Construction-Misc.	0.6
Transport-Services	0.5
Real Estate Management/Services	0.5
Building-Heavy Construction	0.5
Electric-Generation	0.5
Steel-Producers	0.5
Machinery-Construction & Mining	0.5
Investment Management/Advisor Services	0.5
Food-Dairy Products	0.5
Oil Refining & Marketing	0.5
Building & Construction Products-Misc.	0.4
Aerospace/Defense	0.4
Rubber-Tires	0.4
Machinery-General Industrial	0.4
Building Products-Cement	0.4
Retail-Jewelry	0.4
Investment Companies	0.4
Building-Residential/Commercial	0.4
Electronic Components-Semiconductors	0.4
Paper & Related Products	0.4
Dialysis Centers	0.4
Toys	0.4
Athletic Footwear	0.3
Human Resources	0.3
Office Automation & Equipment	0.3
Telecom Services	0.3
U.S. Government Treasuries	0.3
Power Converter/Supply Equipment	0.3
Food-Catering	0.3
Transactional Software	0.3
Semiconductor Components-Integrated Circuits	0.3
Auto-Heavy Duty Trucks	0.3
Multimedia	0.3
Hotels/Motels	0.3
Medical Instruments	0.3
Casino Hotels	0.2
Distribution/Wholesale	0.2
Airport Development/Maintenance	0.2
Building Products-Air & Heating	0.2
Coatings/Paint	0.2
Public Thoroughfares	0.2
Finance-Investment Banker/Broker	0.2
Wireless Equipment	0.2
Machinery-Farming	0.2
Optical Supplies	0.2
Beverages-Non-alcoholic	0.2
Machine Tools & Related Products	0.2
Advertising Services	0.2
Networking Products	0.2
Finance-Leasing Companies	0.2
Resorts/Theme Parks	0.2
Diagnostic Equipment	0.2
Photo Equipment & Supplies	0.2
Commercial Services-Finance	0.2
Medical-Generic Drugs	0.2
Retail-Discount	0.2
Gambling (Non-Hotel)	0.2
E-Commerce/Products	0.2
Electric-Transmission	0.2
Security Services	0.1
Electric Products-Misc.	0.1
Cable/Satellite TV	0.1
Water	0.1
Food-Confectionery	0.1
Transport-Marine	0.1
Publishing-Periodicals	0.1
Advertising Agencies	0.1
Computer Aided Design	0.1
Electronic Security Devices	0.1
Entertainment Software	0.1
Electric-Distribution	0.1
Casino Services	0.1
Internet Content-Information/News	0.1
Energy-Alternate Sources	0.1
Gold Mining	0.1
Television	0.1
Rental Auto/Equipment	0.1
Computer Data Security	0.1
Private Equity	0.1
Electronics-Military	0.1
Computers-Memory Devices	0.1
Agricultural Chemicals	0.1
Computers-Integrated Systems	0.1
Metal-Aluminum	0.1

Diversified Operations/Commercial Services	0.1
Containers-Paper/Plastic	0.1
Pipelines	0.1
Fisheries	0.1
Retail-Home Furnishings	0.1
Metal Processors & Fabrication	0.1
Retail-Vision Service Center	0.1
Bicycle Manufacturing	0.1
Retail-Misc./Diversified	0.1
Satellite Telecom	0.1
Cruise Lines	0.1
Travel Services	0.1
Tools-Hand Held	0.1
Steel Pipe & Tube	0.1
Food-Meat Products	0.1
Retail-Convenience Store	0.1
Gas-Transportation	0.1
Applications Software	0.1
Diagnostic Kits	0.1
Transport-Equipment & Leasing	0.1
Retail-Building Products	0.1
Filtration/Separation Products	0.1
Internet Gambling	0.1
Internet Security	0.1
MRI/Medical Diagnostic Imaging	0.1
Building Products-Doors & Windows	0.1
Metal Products-Distribution	0.1
Consulting Services	0.1
Motorcycle/Motor Scooter	0.1
Miscellaneous Manufacturing	0.1
Leisure Products	0.1
Respiratory Products	0.1

101.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$78,660,413	$—	$179	$78,660,592
Portugal	1,930,420	—	0	1,930,420
Other Countries	1,074,582,278	—	—	1,074,582,278
Exchange-Traded Funds	26,303,004	—	—	26,303,004
Short-Term Investment Securities:
Registered Investment Companies	24,251,622	—	—	24,251,622
U.S. Government Treasuries	—	3,676,674	—	3,676,674
Repurchase Agreements	—	14,019,000	—	14,019,000

Total Investments at Value	$1,205,727,737	$17,695,674	$179	$1,223,423,590

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$312,685	$—	$—	$312,685

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,129,965,330 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description		Principal Amount/Shares(3)	Value (Note 1)
FOREIGN CORPORATE BONDS & NOTES - 5.0%
Argentina - 0.2%

Capex SA Senior Notes 6.88% due 05/15/2024		$290,000	$240,703
YPF SA Senior Notes 6.95% due 07/21/2027		290,000	237,121

			477,824

Bermuda - 0.3%

China Resources Gas Group, Ltd. Senior Notes 4.50% due 04/05/2022		290,000	294,759
Geopark, Ltd. Senior Sec. Notes 6.50% due 09/21/2024		290,000	289,275

			584,034

British Virgin Islands - 0.7%

State Grid Overseas Investment, Ltd. Company Guar. Notes 3.13% due 05/22/2023*		1,200,000	1,171,273
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*#		200,000	203,154

			1,374,427

Cayman Islands - 0.3%

Future Land Development Holdings, Ltd. Senior Sec. Notes 5.00% due 02/16/2020		300,000	295,196
Gol Finance, Inc. Company Guar. Notes 7.00% due 01/31/2025*		310,000	257,613

			552,809

Chile - 0.2%

Codelco, Inc. Senior Notes 3.63% due 08/01/2027		400,000	380,800

China - 0.1%

Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		220,000	226,577

Indonesia - 0.4%

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	325,653
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		400,000	390,400

			716,053

Luxembourg - 0.3%

Millicom International Cellular SA Senior Notes 6.00% due 03/15/2025		290,000	293,263
Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024		280,000	279,958

			573,221

Mexico - 1.2%

Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*		200,000	197,500
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027*		450,000	425,250
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027		290,000	274,050
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		520,000	481,354
Petroleos Mexicanos Company Guar. Notes 7.19% due 09/12/2024	MXN	15,000,000	683,058
Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023		290,000	287,462

			2,348,674

Netherlands - 0.5%

CIMPOR Financial Operations BV Company Guar. Notes 5.75% due 07/17/2024		310,000	225,525
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		200,000	207,672
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		150,000	134,700
VEON Holdings BV Senior Notes 4.95% due 06/16/2024		355,000	336,469

			904,366

Nigeria - 0.1%

Zenith Bank PLC Senior Notes 7.38% due 05/30/2022		290,000	292,071

Peru - 0.1%

Banco Internacional del Peru SAA Interbank Senior Notes 3.38% due 01/18/2023*		270,548	260,064

Singapore - 0.1%

Medco Platinum Road Pte, Ltd. Senior Sec. Notes 6.75% due 01/30/2025*		310,000	284,444

Turkey - 0.2%

Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		300,000	254,736

Yapi ve Kredi Bankasi AS Senior Notes 5.75% due 02/24/2022		310,000	230,107

			484,843

United Kingdom - 0.3%

Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		300,000	288,750
Vedanta Resources PLC Senior Notes 6.13% due 08/09/2024		300,000	271,381

			560,131

Total Foreign Corporate Bonds & Notes
(cost $10,803,056)			10,020,338

FOREIGN GOVERNMENT OBLIGATIONS - 64.2%
Angola - 0.3%

Republic of Angola Senior Notes 9.50% due 11/12/2025		530,000	583,779

Argentina - 2.2%

Republic of Argentina Senior Notes 4.63% due 01/11/2023		730,000	574,510
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	1,000,000	812,525
Republic of Argentina Senior Notes 5.63% due 01/26/2022		80,000	67,600
Republic of Argentina Senior Notes 5.88% due 01/11/2028		690,000	501,285
Republic of Argentina Senior Notes 6.88% due 01/26/2027		1,250,000	978,125
Republic of Argentina Senior Notes 7.63% due 04/22/2046		300,000	220,803
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,612,344	1,346,307

			4,501,155

Australia - 1.2%

Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	1,000,000	737,310
Commonwealth of Australia Senior Notes 2.75% due 06/21/2035	AUD	1,000,000	712,425
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,400,000	1,061,766

			2,511,501

Austria - 0.9%

Republic of Austria Bonds 6.25% due 07/15/2027	EUR	1,000,000	1,749,573

Belgium - 0.9%

Kingdom of Belgium Senior Bonds 1.00% due 06/22/2026*	EUR	1,500,000	1,818,960

Brazil - 1.1%

Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025		400,000	374,000
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		600,000	464,700
Federative Republic of Brazil Senior Notes 5.63% due 02/21/2047		370,000	308,950
Federative Republic of Brazil Senior Notes 8.50% due 01/05/2024	BRL	2,000,000	475,068
Federative Republic of Brazil Senior Notes 10.25% due 01/10/2028	BRL	2,000,000	516,315

			2,139,033

Canada - 1.5%

Government of Canada Bonds 2.25% due 06/01/2025	CAD	2,000,000	1,537,149
Government of Canada Bonds 4.00% due 06/01/2041	CAD	1,400,000	1,400,054

			2,937,203

Chile - 0.3%

Republic of Chile Senior Notes 2.25% due 10/30/2022		700,000	668,920

Colombia - 1.5%

Republic of Colombia Senior Notes 3.88% due 04/25/2027		600,000	584,100
Republic of Colombia Senior Notes 4.38% due 07/12/2021		600,000	614,400
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	402,500
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		1,100,000	1,406,625

			3,007,625

Dominican Republic - 1.5%

Dominican Republic Senior Bonds 5.88% due 04/18/2024		1,500,000	1,541,205
Dominican Republic Senior Bonds 6.85% due 01/27/2045		600,000	603,906
Dominican Republic Senior Bonds 7.45% due 04/30/2044		500,000	537,500
Dominican Republic Senior Bonds 8.63% due 04/20/2027		300,000	339,000

			3,021,611

Ecuador - 1.6%

Republic of Ecuador Senior Notes 7.88% due 01/23/2028*		1,400,000	1,200,500
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*		700,000	670,250
Republic of Ecuador Senior Notes 9.65% due 12/13/2026		800,000	766,000
Republic of Ecuador Senior Notes 10.75% due 03/28/2022		500,000	516,250

			3,153,000

Egypt - 1.0%

Government of Egypt Senior Notes 6.59% due 02/21/2028*		650,000	607,243
Government of Egypt Senior Notes 7.50% due 01/31/2027		900,000	897,750
Government of Egypt Senior Notes 8.50% due 01/31/2047		535,000	522,778

			2,027,771

France - 4.4%

Government of France Bonds 0.50% due 05/25/2025	EUR	2,000,000	2,370,221
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	681,912
Government of France Bonds 4.25% due 10/25/2023	EUR	1,400,000	1,988,941
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	782,638
Government of France Bonds 5.75% due 10/25/2032	EUR	700,000	1,332,498
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,639,090

			8,795,300

Germany - 5.0%

Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	2,900,000	3,483,230
Federal Republic of Germany Bonds 1.00% due 08/15/2025	EUR	1,700,000	2,114,830
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	1,028,430
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	350,000	659,034
Federal Republic of Germany Bonds 5.50% due 01/04/2031	EUR	750,000	1,400,186
Federal Republic of Germany Bonds 6.50% due 07/04/2027	EUR	800,000	1,445,285

			10,130,995

Honduras - 0.7%

Republic of Honduras Senior Notes 6.25% due 01/19/2027		850,000	869,916
Republic of Honduras Senior Notes 8.75% due 12/16/2020		600,000	653,274

			1,523,190

Indonesia - 1.6%

Republic of Indonesia Senior Notes 2.95% due 01/11/2023		810,000	778,104
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		550,000	548,333
Republic of Indonesia Senior Notes 4.35% due 01/11/2048#		800,000	744,660
Republic of Indonesia Senior Notes 5.88% due 01/15/2024		700,000	755,112
Republic of Indonesia Senior Notes 6.63% due 02/17/2037		300,000	358,324

			3,184,533

Ireland - 0.5%

Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	750,000	926,865

Italy - 5.8%

Republic of Italy Bonds 0.65% due 10/15/2023	EUR	700,000	735,652
Republic of Italy Bonds 1.50% due 06/01/2025	EUR	1,100,000	1,159,926
Republic of Italy Bonds 1.60% due 06/01/2026	EUR	600,000	626,943
Republic of Italy Bonds 1.85% due 05/15/2024	EUR	1,100,000	1,208,935
Republic of Italy Bonds 2.00% due 02/01/2028	EUR	1,000,000	1,047,716
Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	700,000	677,826
Republic of Italy Bonds 3.75% due 08/01/2021	EUR	1,000,000	1,211,861
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	941,214
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	1,000,000	1,355,029
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	870,159
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,088,290
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	803,339

			11,726,890

Ivory Coast - 1.3%

Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		1,200,000	1,037,592
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		500,000	462,656
Republic of Ivory Coast Senior Notes 6.63% due 03/22/2048*	EUR	1,000,000	1,052,016

			2,552,264

Japan - 11.6%

Government of Japan Senior Bonds 0.10% due 06/20/2027	JPY	330,000,000	2,980,187
Government of Japan Senior Notes 0.10% due 12/20/2027	JPY	200,000,000	1,802,682
Government of Japan Senior Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,406,593
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,702,413
Government of Japan Senior Bonds 1.10% due 06/20/2020	JPY	132,000,000	1,213,744
Government of Japan Senior Bonds 1.20% due 09/20/2035	JPY	200,000,000	2,009,612
Government of Japan Senior Notes 1.60% due 06/20/2030	JPY	125,000,000	1,307,072
Government of Japan Senior Bonds 1.80% due 06/20/2030	JPY	100,000,000	1,066,403
Government of Japan Senior Bonds 1.80% due 12/20/2031	JPY	53,000,000	570,741
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	120,000,000	1,356,245
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	85,000,000	969,762
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,145,378
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	60,000,000	640,927
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,394,706
Government of Japan Senior Bonds 2.10% due 12/20/2030	JPY	60,000,000	662,003
Government of Japan Senior Bonds 2.20% due 03/20/2051	JPY	33,000,000	407,313
Government of Japan Senior Notes 2.30% due 12/20/2036	JPY	230,000,000	2,698,169

			23,333,950

Lebanon - 0.8%

Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,000,000	791,138
Lebanese Republic Senior Notes 6.65% due 11/03/2028		500,000	383,550

Lebanese Republic Senior Notes 6.85% due 03/23/2027		580,000	462,152

			1,636,840

Lithuania - 0.4%

Republic of Lithuania Senior Notes 6.13% due 03/09/2021		750,000	802,020

Mexico - 1.0%

United Mexican States Senior Notes 4.00% due 10/02/2023		500,000	501,250
United Mexican States Senior Notes 4.15% due 03/28/2027		220,000	217,030
United Mexican States Senior Notes 4.35% due 01/15/2047		700,000	635,250
United Mexican States Senior Notes 4.60% due 02/10/2048		700,000	654,500

			2,008,030

Nigeria - 0.3%

Republic of Nigeria Senior Notes 7.14% due 02/23/2030*		260,000	245,458
Republic of Nigeria Senior Notes 7.70% due 02/23/2038*		300,000	278,001

			523,459

Oman - 1.3%

Sultanate of Oman Senior Notes 4.75% due 06/15/2026		1,600,000	1,483,066
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		1,200,000	1,124,750

			2,607,816

Peru - 0.2%

Republic of Peru Senior Notes 5.63% due 11/18/2050		270,000	322,920

Qatar - 1.1%

State of Qatar Senior Notes 4.50% due 01/20/2022		1,050,000	1,080,450
State of Qatar Senior Notes 4.50% due 04/23/2028		1,100,000	1,123,650

			2,204,100

Romania - 0.6%

Government of Romania Senior Notes 6.13% due 01/22/2044		550,000	627,688
Government of Romania Senior Notes 6.75% due 02/07/2022		500,000	546,775

			1,174,463

Saudi Arabia - 1.1%

Kingdom of Saudi Arabia Senior Notes 4.00% due 04/17/2025		1,100,000	1,101,166
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049		1,100,000	1,087,526

			2,188,692

Senegal - 0.7%

Republic of Senegal Bonds 6.25% due 05/23/2033		1,000,000	899,900
Republic of Senegal Senior Notes 6.75% due 03/13/2048*		540,000	461,322

			1,361,222

Singapore - 0.7%

Republic of Singapore Senior Bonds 2.75% due 03/01/2046	SGD	2,000,000	1,451,561

South Africa - 1.9%

Republic of South Africa Senior Notes 4.30% due 10/12/2028		830,000	730,483
Republic of South Africa Senior Notes 5.65% due 09/27/2047		200,000	178,710
Republic of South Africa Senior Notes 5.88% due 05/30/2022		500,000	518,480
Republic of South Africa Senior Notes 5.88% due 09/16/2025		550,000	557,573
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	10,000,000	615,841
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	18,000,000	1,328,289

			3,929,376

Spain - 2.8%

Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	1,000,000	1,301,347
Kingdom of Spain Senior Bonds 4.40% due 10/31/2023*	EUR	1,150,000	1,596,351

Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	1,400,000	2,032,937
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	400,000	665,708

			5,596,343

Sri Lanka - 1.6%

Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023*		580,000	565,343
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022		300,000	297,435
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		550,000	558,113
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		500,000	508,168
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		1,240,000	1,227,986

			3,157,045

Turkey - 0.6%

Export Credit Bank of Turkey Senior Notes 4.25% due 09/18/2022*		800,000	603,280
Republic of Turkey Senior Notes 6.63% due 02/17/2045		700,000	536,186

			1,139,466

Ukraine - 0.9%

Government of Ukraine Senior Notes 7.38% due 09/25/2032*		750,000	633,750
Government of Ukraine Senior Notes 7.75% due 09/01/2023		1,300,000	1,260,480

			1,894,230

United Kingdom - 3.1%

United Kingdom Gilt Treasury Bonds 0.75% due 07/22/2023	GBP	700,000	894,934
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	500,000	659,237
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	412,028
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	671,308
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	370,000	650,715
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	394,359
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	1,000,000	1,798,368
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	849,493

			6,330,442

Uruguay - 0.2%

Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		500,000	508,500

Total Foreign Government Obligations
(cost $134,258,791)			129,130,643

U.S. CORPORATE BONDS & NOTES - 0.5%
United States - 0.5%

Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025*#		410,000	379,742
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		630,000	583,506

Total U.S. Corporate Bonds & Notes
(cost $1,049,003)			963,248

U.S. GOVERNMENT TREASURIES - 28.6%
United States - 28.6%

United States Treasury Bonds
2.88% due 08/15/2045#		1,000,000	975,117
2.88% due 11/15/2046#		800,000	779,656
3.00% due 05/15/2042		1,720,000	1,721,612
3.00% due 02/15/2048		700,000	698,688
3.38% due 05/15/2044		1,200,000	1,279,219
3.63% due 02/15/2044		1,000,000	1,109,961
3.75% due 11/15/2043		500,000	565,547
United States Treasury Notes
1.50% due 10/31/2019#		2,000,000	1,976,484
1.75% due 09/30/2019		3,000,000	2,976,211
1.75% due 12/31/2020		2,000,000	1,959,141
1.75% due 05/15/2023		3,000,000	2,870,156
1.88% due 11/30/2021		2,000,000	1,948,437
1.88% due 10/31/2022		2,000,000	1,932,812
2.00% due 01/15/2021		2,000,000	1,969,453
2.00% due 11/30/2022		3,000,000	2,912,227
2.00% due 02/15/2025#		1,000,000	952,852
2.00% due 08/15/2025		2,500,000	2,372,168
2.13% due 05/15/2025		1,500,000	1,437,949
2.25% due 11/15/2024		3,000,000	2,907,891
2.25% due 11/15/2025#		2,000,000	1,926,875
2.25% due 02/15/2027		1,000,000	955,938
2.25% due 11/15/2027		1,500,000	1,427,109
2.38% due 08/15/2024#		2,050,000	2,003,955
2.50% due 08/15/2023		2,000,000	1,977,734

2.50% due 05/15/2024	3,000,000	2,956,875
2.63% due 11/15/2020	600,000	599,461
2.75% due 11/15/2023	2,000,000	2,000,078
2.75% due 02/15/2024	1,200,000	1,199,250
2.75% due 02/15/2028	1,200,000	1,189,266
2.88% due 05/15/2028	6,000,000	6,007,031
3.38% due 11/15/2019	1,800,000	1,817,509

Total U.S. Government Treasuries
(cost $58,380,734)		57,406,662

Total Long-Term Investment Securities
(cost $204,491,584)		197,520,891

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Registered Investment Companies - 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (2)	1,971,585	1,971,585
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	378,212	378,212

Total Short-Term Investment Securities
(cost $2,349,797)		2,349,797

TOTAL INVESTMENTS -
(cost $206,841,381) (2)	99.5%	199,870,688
Other assets less liabilities	0.5	1,053,716

NET ASSETS —	100.0%	$200,924,404

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $19,139,677 representing 9.40% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
(1)

At August 31, 2018, the Fund had loaned securities with a total value of $9,976,064. This was secured by collateral of $378,212, which was received in cash and subsequently invested in short-term investments currently valued at $378,212 as reported in the Portfolio of Investments. Additional collateral of $10,809,645 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	zero coupon to 16.29%	07/01/2019 to 06/15/2048	$1,767,052
Federal National Mtg. Assoc.	1.25% to 31.86%	02/01/2019 to 08/25/2057	5,731,476
Government National Mtg. Assoc.	1.89% to 18.11%	04/16/2025 to 08/20/2068	1,149,833
United States Treasury Notes/Bonds	0.13% to 8.13%	03/15/2019 to 05/15/2048	2,161,284

(2)	The rate shown is the 7-day yield as of August 31, 2018.
(3)	Denominated in United States dollars unless otherwise indicated.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EUR - Euro Currency

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

SGD - Singapore Dollar

ZAR - South African Rand

Industry Allocation*

Sovereign	63.9%
United States Treasury Notes	25.2
United States Treasury Bonds	3.4
Registered Investment Companies	1.2
Oil Companies-Integrated	1.0
Electric-Distribution	0.7
Platinum	0.5
Cellular Telecom	0.5
Banks-Commercial	0.4
Diversified Operations	0.3
Banks-Export/Import	0.3
Oil Companies-Exploration & Production	0.2
Transport-Marine	0.2
Non-Ferrous Metals	0.2
Real Estate Operations & Development	0.2
Gas-Distribution	0.2
Diamonds/Precious Stones	0.2
Finance-Commercial	0.2
Transport-Services	0.1
Metal-Diversified	0.1
Airlines	0.1
Chemicals-Diversified	0.1
Electric-Integrated	0.1
Building Products-Cement	0.1
Electric-Generation	0.1

99.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$10,020,338	$—	$10,020,338
Foreign Government Obligations:	—	129,130,643	—	129,130,643
U.S. Corporate Bonds & Notes	—	963,248	—	963,248
U.S. Government Treasuries	—	57,406,662	—	57,406,662
Short-Term Investment Securities:	2,349,797	—	—	2,349,797

Total Investments at Value	$2,349,797	$197,520,891	$—	$199,870,688

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.3%
Australia - 2.9%

CSL, Ltd.	84,074	$13,738,798

Belgium - 2.2%

Anheuser-Busch InBev SA	107,527	10,066,084

Bermuda - 2.8%

Brookfield Infrastructure Partners LP	341,755	13,328,445

Canada - 2.2%

Brookfield Asset Management, Inc., Class A	238,170	10,186,531

Cayman Islands - 8.9%

Alibaba Group Holding, Ltd. ADR†	77,145	13,501,147
TAL Education Group ADR†	456,284	13,506,006
Tencent Holdings, Ltd.	342,157	14,821,899

		41,829,052

China - 2.5%

Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,151,655	11,550,950

Denmark - 9.6%

Chr. Hansen Holding A/S	155,458	15,782,538
DSV A/S	314,582	29,478,286

		45,260,824

France - 11.7%

Danone SA	142,310	11,202,937
Hermes International	53,167	34,571,954
Pernod Ricard SA	58,603	9,251,186

		55,026,077

Hong Kong - 2.5%

AIA Group, Ltd.	1,368,318	11,802,533

India - 1.9%

HDFC Bank, Ltd.	312,234	9,068,383

Italy - 7.4%

Moncler SpA	773,425	34,976,458

Japan - 8.9%

Calbee, Inc.	474,700	15,102,732
Keyence Corp.	33,800	19,131,329
Pigeon Corp.#	152,300	7,360,733

		41,594,794

Sweden - 1.9%

Vitrolife AB	633,274	8,970,254

Switzerland - 7.8%

Chocoladefabriken Lindt & Spruengli AG	299	26,344,700
Kuehne & Nagel International AG	63,910	10,319,231

		36,663,931

United Kingdom - 14.4%

Diageo PLC	266,358	9,304,644
Fevertree Drinks PLC	214,322	10,344,646
Reckitt Benckiser Group PLC	311,372	26,477,259
Rightmove PLC	3,373,550	21,520,493

		67,647,042

United States - 8.7%

Booking Holdings, Inc.†	10,109	19,728,219
EPAM Systems, Inc.†	149,351	21,346,738

		41,074,957

TOTAL INVESTMENTS —
(cost $427,578,854)	96.3%	452,785,113
Other assets less liabilities	3.7	17,621,220

NET ASSETS	100.0%	$470,406,333

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At August 31, 2018, the Fund had loaned securities with a total value of $4,660,091. This was secured by collateral of $4,915,509 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
United States Treasury Notes/Bonds	2.13% to 2.88%	03/31/2020 to 07/31/2025	$4,915,509

ADR	- American Depositary Receipt

Industry Allocation*
Apparel Manufacturers	14.7%
Food-Misc./Diversified	9.0
E-Commerce/Services	8.8
Transport-Services	8.5
Soap & Cleaning Preparation	5.6
Food-Confectionery	5.6
Medical-Biomedical/Gene	4.8
Computer Services	4.5
Industrial Automated/Robotic	4.1
Beverages-Wine/Spirits	4.0
Internet Application Software	3.1
Schools	2.9
E-Commerce/Products	2.9
Electric-Transmission	2.8
Insurance-Life/Health	2.5
Food-Dairy Products	2.4
Beverages-Non-alcoholic	2.2
Private Equity	2.2
Brewery	2.2
Banks-Commercial	1.9
Cosmetics & Toiletries	1.6

96.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$452,785,113	$—	$—	$452,785,113

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $323,238,417 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Value Fund@

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.8%
Bermuda - 0.4%

Kunlun Energy Co., Ltd.	3,448,000	$3,602,306

Canada - 4.9%

Alamos Gold, Inc., Class A	1,783,840	7,831,058
Barrick Gold Corp.#	471,410	4,912,092
Cenovus Energy, Inc.	630,764	5,848,463
Husky Energy, Inc.	527,900	8,729,565
Wheaton Precious Metals Corp.	773,500	13,253,226

		40,574,404

Cayman Islands - 4.9%

Baidu, Inc. ADR†	69,970	15,846,806
CK Asset Holdings, Ltd.	526,500	3,753,168
CK Hutchison Holdings, Ltd.	1,194,000	13,759,809
NetEase, Inc. ADR	24,800	4,903,208
Value Partners Group, Ltd.#	3,554,500	2,422,879

		40,685,870

China - 5.2%

China Life Insurance Co., Ltd.	3,514,000	7,942,457
China Telecom Corp., Ltd.	25,815,823	12,137,014
Shanghai Pharmaceuticals Holding Co., Ltd.	2,852,500	7,486,734
Sinopec Engineering Group Co., Ltd.	5,880,000	6,128,160
Sinopharm Group Co., Ltd.	1,816,400	9,037,161

		42,731,526

Denmark - 1.3%

AP Moller - Maersk A/S, Series B	2,943	4,542,215
Vestas Wind Systems A/S	92,742	6,462,279

		11,004,494

France - 7.0%

AXA SA	372,232	9,395,325
BNP Paribas SA	279,179	16,390,803
Cie Generale des Etablissements Michelin SCA	45,062	5,332,568
Sanofi	131,269	11,228,181
TOTAL SA	108,829	6,805,034
Veolia Environnement SA	411,474	8,673,550

		57,825,461

Germany - 7.4%

Bayer AG	113,664	10,604,974
E.ON SE	817,188	8,707,697
Gerresheimer AG	78,750	6,581,452
HeidelbergCement AG	43,660	3,475,521
Merck KGaA	77,902	8,181,631
MorphoSys AG†	57,585	6,797,809
Siemens AG	69,145	8,987,521
Telefonica Deutschland Holding AG	1,965,647	8,175,061

		61,511,666

Hong Kong - 1.1%

China Mobile, Ltd.	917,000	8,622,341

India - 0.7%

Hero MotoCorp, Ltd.	81,301	3,736,055
Jain Irrigation Systems, Ltd.	1,609,577	1,940,309

		5,676,364

Ireland - 1.9%

Bank of Ireland Group PLC	1,235,455	10,095,742
CRH PLC	157,292	5,223,519

		15,319,261

Israel - 2.6%

Teva Pharmaceutical Industries, Ltd. ADR	934,006	21,398,077

Italy - 2.0%

Eni SpA	904,304	16,773,740

Japan - 12.0%

Astellas Pharma, Inc.	987,500	16,726,442
Ezaki Glico Co., Ltd.	98,300	4,945,522
Inpex Corp.	499,300	5,459,900
Kirin Holdings Co., Ltd.	130,100	3,217,080
Mitsui Fudosan Co., Ltd.	139,500	3,194,652
Panasonic Corp.	841,100	10,041,573
Seven & i Holdings Co., Ltd.#	172,900	7,041,423
SoftBank Group Corp.	250,400	23,212,312
Sumitomo Metal Mining Co., Ltd.	136,700	4,416,821
Sumitomo Rubber Industries, Ltd.#	472,700	7,011,157
Suntory Beverage & Food, Ltd.	186,800	7,657,943
Taiheiyo Cement Corp.	221,800	6,707,299

		99,632,124

Jersey - 1.7%

Shire PLC	241,546	14,087,159

Luxembourg - 1.8%

SES SA FDR	749,852	15,040,351

Netherlands - 5.5%

Aegon NV	1,505,711	9,028,897
Flow Traders*	208,600	6,092,052
ING Groep NV CVA	584,668	7,933,458
NXP Semiconductors NV†	44,000	4,098,160
QIAGEN NV†	240,842	9,323,237
SBM Offshore NV	541,485	8,752,262

		45,228,066

New Zealand - 0.5%

Sky Network Television, Ltd.	2,839,200	4,038,592

Singapore - 1.5%

Singapore Telecommunications, Ltd.	5,342,900	12,573,361
Singapore Telecommunications, Ltd. ADR	4,600	107,732

		12,681,093

South Korea - 7.3%

Hana Financial Group, Inc.	259,311	9,947,069
KB Financial Group, Inc.	231,701	10,761,300
Lotte Chemical Corp.	12,984	3,685,886
Samsung Electronics Co., Ltd.	826,877	35,989,930

		60,384,185

Spain - 0.0%

Telefonica SA ADR#	859	6,967

Sweden - 0.6%

Getinge AB, Class B	404,292	4,818,710

Switzerland - 4.4%

Landis+Gyr Group AG	63,727	4,503,791

Roche Holding AG	83,933	20,852,274
UBS Group AG	716,607	11,189,937

		36,546,002

Taiwan - 2.8%

Catcher Technology Co., Ltd.	151,000	1,850,936
Pegatron Corp.	1,813,000	3,907,556
Quanta Computer, Inc.	3,061,000	5,261,950
Taiwan Semiconductor Manufacturing Co., Ltd.	1,436,000	11,968,615

		22,989,057

Thailand - 1.9%

Bangkok Bank PCL	530,900	3,373,883
Bangkok Bank PCL NVDR	1,195,200	7,485,976
Kasikornbank PCL	206,100	1,334,959
Kasikornbank PCL NVDR	555,100	3,578,555

		15,773,373

United Kingdom - 17.4%

Aviva PLC	889,501	5,592,990
BAE Systems PLC	1,012,379	7,953,744
Barclays PLC	4,517,723	10,290,754
BP PLC	3,803,252	26,985,868
BP PLC ADR	180	7,718
Cobham PLC†#	2,747,809	4,431,622
HSBC Holdings PLC	1,375,210	11,925,760
Johnson Matthey PLC	265,611	12,038,526
Kingfisher PLC	2,832,332	10,042,858
Rolls-Royce Holdings PLC	244,380	3,184,106
Royal Dutch Shell PLC, Class B	712,115	23,454,445
SIG PLC	3,359,596	5,662,214
Standard Chartered PLC	1,964,668	15,972,828
Travis Perkins PLC	317,579	4,736,900
Vodafone Group PLC	957,821	2,042,707

		144,323,040

Total Long-Term Investment Securities
(cost $764,838,112)		801,274,229

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Registered Investment Companies - 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(2) (cost $5,103,975)	5,103,975	5,103,975

TOTAL INVESTMENTS
(cost $769,942,087)	97.4%	806,378,204
Other assets less liabilities	2.6	21,179,343

NET ASSETS	100.0%	$827,557,547

@	Effective September 10, 2018, the Board of Directors approved a change in the name of the Foreign Value Fund to the “VC I International Value Fund”.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $6,092,052 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

At August 31, 2018, the Fund had loaned securities with a total value of $ 16,182,395. This was secured by collateral of $5,103,975, which was received in cash and subsequently invested in short-term investments currently valued at $5,103,975 as reported in the Portfolio of Investments. Additional collateral of $ 11,893,239 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
United States Treasury Bills	0.00%	02/14/2019 to 02/14/2019	$147,775
United States Treasury Notes/Bonds	0.13% to 8.50%	09/30/2018 to 02/15/2047	11,745,464

(2)	The rate shown is the 7-day yield as of August 31, 2018.
ADR	- American Depositary Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
FDR	- Fiduciary Depositary Receipt
NVDR	- Non-Voting Depositary Receipt

Industry Allocation*

Oil Companies-Integrated	10.7%
Medical-Drugs	8.2
Diversified Banking Institutions	6.0
Banks-Commercial	6.0
Electronic Components-Semiconductors	4.4
Telephone-Integrated	3.8
Telecom Services	3.0
Medical-Generic Drugs	2.6
Medical-Biomedical/Gene	2.5
Diversified Financial Services	2.5
Insurance-Multi-line	2.2
Semiconductor Components-Integrated Circuits	2.0
Web Portals/ISP	1.9
Building Products-Cement	1.9
Satellite Telecom	1.8
Oil-Field Services	1.8
Diversified Operations	1.7
Insurance-Life/Health	1.7
Precious Metals	1.6
Gold Mining	1.5
Chemicals-Diversified	1.5
Rubber-Tires	1.4
Aerospace/Defense	1.4
Energy-Alternate Sources	1.3
Cellular Telecom	1.3
Distribution/Wholesale	1.3
Retail-Building Products	1.2
Audio/Video Products	1.2
Diagnostic Kits	1.1
Oil Companies-Exploration & Production	1.1
Medical-Wholesale Drug Distribution	1.1
Diversified Manufacturing Operations	1.1
Water	1.1
Electric-Generation	1.0
Beverages-Non-alcoholic	0.9
Retail-Drug Store	0.9
Food-Retail	0.9
Real Estate Operations & Development	0.8
Containers-Metal/Glass	0.8
Finance-Investment Banker/Broker	0.7
Computers	0.6
Registered Investment Companies	0.6
Food-Confectionery	0.6
Entertainment Software	0.6
Medical Instruments	0.6
Transport-Marine	0.5
Aerospace/Defense-Equipment	0.5
Diversified Minerals	0.5
Cable/Satellite TV	0.5
Electronic Components-Misc.	0.5
Motorcycle/Motor Scooter	0.5
Petrochemicals	0.4
Brewery	0.4
Investment Management/Advisor Services	0.3
Rubber/Plastic Products	0.2
Metal Processors & Fabrication	0.2

97.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$801,274,229	$—	$—	$801,274,229
Short-Term Investment Securities	5,103,975	—	—	5,103,975

Total Investments at Value	$806,378,204	$—	$—	$806,378,204

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $714,331,157 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.4%
Aerospace/Defense - 1.5%

General Dynamics Corp.	7,140	$1,380,876
Lockheed Martin Corp.	4,675	1,497,917

		2,878,793

Airlines - 0.6%

Southwest Airlines Co.	17,332	1,062,452

Apparel Manufacturers - 1.2%

PVH Corp.	15,440	2,210,390

Applications Software - 4.6%

Microsoft Corp.	76,275	8,567,971

Banks-Fiduciary - 0.7%

Bank of New York Mellon Corp.	25,690	1,339,733

Banks-Super Regional - 3.1%

US Bancorp	40,015	2,165,212
Wells Fargo & Co.	63,490	3,712,895

		5,878,107

Beverages-Non-alcoholic - 0.3%

PepsiCo, Inc.	4,197	470,106

Cable/Satellite TV - 1.7%

Comcast Corp., Class A	87,738	3,245,429

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	6,200	409,448

Chemicals-Diversified - 1.7%

DowDuPont, Inc.	44,561	3,125,063

Coatings/Paint - 1.0%

Sherwin-Williams Co.	4,303	1,960,361

Commercial Services-Finance - 0.7%

S&P Global, Inc.	4,540	940,007
Total System Services, Inc.	3,230	313,762

		1,253,769

Computers - 5.4%

Apple, Inc.	44,398	10,106,317

Containers-Paper/Plastic - 0.3%

Sealed Air Corp.#	14,205	569,763

Cruise Lines - 0.7%

Royal Caribbean Cruises, Ltd.	11,335	1,389,444

Data Processing/Management - 1.7%

Fidelity National Information Services, Inc.	22,875	2,474,389
First Data Corp., Class A†	25,550	657,146

		3,131,535

Diversified Banking Institutions - 5.8%

Citigroup, Inc.	50,406	3,590,923
JPMorgan Chase & Co.	54,310	6,222,840
Morgan Stanley	22,605	1,103,802

		10,917,565

E-Commerce/Products - 4.4%

Amazon.com, Inc.†	3,285	6,611,752
eBay, Inc.†	48,475	1,677,720

		8,289,472

E-Commerce/Services - 0.5%

Expedia Group, Inc.	6,585	859,343

Electric Products-Misc. - 0.6%

Emerson Electric Co.	15,180	1,164,761

Electric-Integrated - 0.7%

American Electric Power Co., Inc.	19,620	1,407,343

Electronic Components-Semiconductors - 1.6%

Broadcom, Inc.	10,290	2,253,819
Microchip Technology, Inc.#	8,655	744,589

		2,998,408

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	11,200	756,448

Entertainment Software - 0.7%

Activision Blizzard, Inc.	19,404	1,399,028

Finance-Credit Card - 2.5%

Mastercard, Inc., Class A	21,937	4,728,740

Food-Misc./Diversified - 3.1%

Conagra Brands, Inc.	35,105	1,290,109
General Mills, Inc.	30,470	1,401,925
Mondelez International, Inc., Class A	73,445	3,137,570

		5,829,604

Food-Wholesale/Distribution - 0.8%

Sysco Corp.	18,894	1,413,649

Instruments-Controls - 2.4%

Honeywell International, Inc.	28,166	4,480,084

Insurance Brokers - 1.0%

Aon PLC	13,377	1,947,156

Insurance-Property/Casualty - 2.7%

Berkshire Hathaway, Inc., Class B†	24,269	5,065,426

Internet Content-Entertainment - 3.2%

Facebook, Inc., Class A†	33,755	5,931,766

Internet Security - 0.5%

Palo Alto Networks, Inc.†	3,710	857,567

Investment Management/Advisor Services - 0.8%

BlackRock, Inc.	3,087	1,478,858

Machinery-Construction & Mining - 0.7%

Caterpillar, Inc.	9,940	1,380,169

Medical Instruments - 2.9%

Medtronic PLC	56,574	5,454,299

Medical Products - 0.8%

Abbott Laboratories	22,261	1,487,925

Medical-Biomedical/Gene - 3.4%

Alexion Pharmaceuticals, Inc.†	11,770	1,438,765
Biogen, Inc.†	10,260	3,626,807
Vertex Pharmaceuticals, Inc.†	7,195	1,326,758

		6,392,330

Medical-Drugs - 6.5%

Allergan PLC	13,250	2,540,157
Johnson & Johnson	36,368	4,898,406
Pfizer, Inc.	114,115	4,738,055

		12,176,618

Medical-HMO - 2.5%

Anthem, Inc.	11,620	3,076,163
Cigna Corp.	8,389	1,579,984

		4,656,147

Networking Products - 1.2%

Cisco Systems, Inc.	46,730	2,232,292

Oil Companies-Exploration & Production - 2.7%

Canadian Natural Resources, Ltd.	79,415	2,713,611
EOG Resources, Inc.	19,418	2,295,790

		5,009,401

Oil Companies-Integrated - 2.0%

Chevron Corp.	31,685	3,753,405

Oil-Field Services - 1.0%

Halliburton Co.	47,148	1,880,734

Pharmacy Services - 0.3%

CVS Health Corp.	7,555	568,438

Real Estate Investment Trusts - 2.4%

American Tower Corp.	22,230	3,314,937
Equinix, Inc.	2,660	1,160,106

		4,475,043

Retail-Apparel/Shoe - 0.9%

Tapestry, Inc.	32,100	1,627,149

Retail-Auto Parts - 0.5%

AutoZone, Inc.†	1,184	907,986

Retail-Building Products - 0.6%

Lowe’s Cos., Inc.	9,525	1,035,844

Retail-Discount - 0.4%

Dollar General Corp.	7,717	831,352

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	794	206,440

Retail-Restaurants - 1.0%

McDonald’s Corp.	11,665	1,892,413

Semiconductor Equipment - 0.9%

Applied Materials, Inc.	39,783	1,711,465

Steel-Producers - 0.1%

Nucor Corp.	3,644	227,750

Telephone-Integrated - 1.9%

AT&T, Inc.	11,645	371,941
Verizon Communications, Inc.	59,243	3,221,042

		3,592,983

Tobacco - 2.1%

Philip Morris International, Inc.	50,635	3,943,960

Transport-Services - 1.9%

FedEx Corp.	14,333	3,496,535

Web Portals/ISP - 4.5%

Alphabet, Inc., Class A†	2,482	3,057,328
Alphabet, Inc., Class C†	4,353	5,302,781

		8,360,109

Total Long-Term Investment Securities
(cost $145,218,025)		184,424,686

SHORT-TERM INVESTMENT SECURITIES - 0.0%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(2) (cost $73,500)	73,500	73,500

REPURCHASE AGREEMENTS - 1.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 8/31/2018, to be repurchased 09/04/2018 in the amount of $3,028,118 collateralized by $2,780,000 of U.S. Treasury Bonds, bearing interest at 3.6% due 02/15/2044 and having an approximate value of $3,091,443. (cost $3,028,000)	$3,028,000	3,028,000

TOTAL INVESTMENTS
(cost $148,319,525)	100.0%	187,526,186
Liabilities in excess of other assets	(0.0)	(44,206)

NET ASSETS	100.0%	$187,481,980

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At August 31, 2018, the Fund had loaned securities with a total value of $1,032,098. This was secured by collateral of $73,500, which was received in cash and subsequently invested in short-term investments currently valued at $73,500 as reported in the Portfolio of Investments. Additional collateral of $1,014,544 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$13,495
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	12,664
Government National Mtg. Assoc.	2.50%	09/20/2046 to 09/20/2046	2,018
United States Treasury Bills	0.00%	10/18/2018 to 02/28/2019	572
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	985,795

(2)	The rate shown is the 7-day yield as of August 31, 2018.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$184,424,686	$—	$—	$184,424,686
Short-Term Investment Securities	73,500	—	—	73,500
Repurchase Agreements	—	3,028,000	—	3,028,000

Total Investments at Value	$184,498,186	$3,028,000	$—	$187,526,186

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.2%
Aerospace/Defense-Equipment - 1.5%

United Technologies Corp.	53,073	$6,989,714

Apparel Manufacturers - 1.3%

VF Corp.	66,557	6,131,896

Applications Software - 4.6%

Microsoft Corp.	193,842	21,774,272

Athletic Footwear - 3.3%

adidas AG	20,818	5,192,950
NIKE, Inc., Class B	126,191	10,372,900

		15,565,850

Beverages-Non-alcoholic - 1.1%

PepsiCo, Inc.	47,744	5,347,805

Cable/Satellite TV - 2.6%

Comcast Corp., Class A	333,680	12,342,823

Chemicals-Diversified - 2.0%

LyondellBasell Industries NV, Class A	14,293	1,611,965
PPG Industries, Inc.	72,974	8,066,546

		9,678,511

Coatings/Paint - 1.8%

Sherwin-Williams Co.	18,604	8,475,610

Commercial Services - 1.8%

Ecolab, Inc.	57,669	8,678,031

Commercial Services-Finance - 3.2%

Equifax, Inc.	16,057	2,151,156
Experian PLC	216,545	5,390,204
Moody’s Corp.	44,320	7,889,847

		15,431,207

Computer Services - 5.6%

Accenture PLC, Class A	107,928	18,247,387
Cognizant Technology Solutions Corp., Class A	108,718	8,526,753

		26,774,140

Computers - 3.2%

Apple, Inc.	67,867	15,448,565

Consulting Services - 2.2%

Verisk Analytics, Inc.†	87,341	10,401,440

Cosmetics & Toiletries - 5.5%

Colgate-Palmolive Co.	162,187	10,770,839
Coty, Inc., Class A#	328,656	4,062,188
Estee Lauder Cos., Inc., Class A	56,464	7,911,736
L’Oreal SA	15,734	3,775,011

		26,519,774

Data Processing/Management - 4.0%

Fidelity National Information Services, Inc.	89,753	9,708,582
Fiserv, Inc.†	119,564	9,573,489

		19,282,071

Dental Supplies & Equipment - 0.2%

DENTSPLY SIRONA, Inc.	22,350	892,212

Diagnostic Equipment - 4.3%

Danaher Corp.	66,898	6,926,619
Thermo Fisher Scientific, Inc.	56,629	13,539,994

		20,466,613

Diversified Manufacturing Operations - 0.5%

Colfax Corp.†	72,362	2,526,881

E-Commerce/Products - 0.8%

Alibaba Group Holding, Ltd. ADR†	22,830	3,995,478

Electronic Components-Semiconductors - 2.7%

Texas Instruments, Inc.	116,718	13,119,103

Electronic Connectors - 1.6%

Amphenol Corp., Class A	79,014	7,473,144

Electronic Measurement Instruments - 1.3%

Fortive Corp.	71,794	6,029,260

Entertainment Software - 1.6%

Electronic Arts, Inc.†	65,701	7,451,150

Finance-Credit Card - 5.1%

Mastercard, Inc., Class A	45,927	9,900,024
Visa, Inc., Class A#	99,933	14,679,158

		24,579,182

Finance-Investment Banker/Broker - 0.6%

Charles Schwab Corp.	56,783	2,884,009

Finance-Other Services - 0.6%

CME Group, Inc.	17,398	3,039,953

Gambling (Non-Hotel) - 0.8%

Paddy Power Betfair PLC	40,958	3,724,965

Industrial Automated/Robotic - 1.8%

Nordson Corp.	60,209	8,370,255

Instruments-Controls - 1.0%

Mettler-Toledo International, Inc.†	8,032	4,694,383

Instruments-Scientific - 1.0%

Waters Corp.†	24,420	4,627,102

Insurance Brokers - 2.0%

Aon PLC	67,249	9,788,764

Medical Products - 2.5%

Abbott Laboratories	129,197	8,635,528
Cooper Cos., Inc.	12,967	3,316,699

		11,952,227

Medical-Drugs - 1.7%

Eli Lilly & Co.	24,789	2,618,958
Zoetis, Inc.	58,954	5,341,232

		7,960,190

Multimedia - 0.8%

Twenty-First Century Fox, Inc., Class A	42,653	1,936,446
Walt Disney Co.	14,987	1,678,844

		3,615,290

Oil-Field Services - 0.6%

Schlumberger, Ltd.	48,002	3,031,806

Pharmacy Services - 1.6%

CVS Health Corp.	56,734	4,268,666
Express Scripts Holding Co.†	39,298	3,459,010

		7,727,676

Private Equity - 1.9%

Blackstone Group LP	251,501	9,282,902

Retail-Auto Parts - 0.5%

AutoZone, Inc.†	2,832	2,171,804

Retail-Major Department Stores - 2.0%

TJX Cos., Inc.	88,782	9,763,357

Retail-Restaurants - 2.8%

Starbucks Corp.	246,204	13,159,604

Semiconductor Components-Integrated Circuits - 3.1%

Analog Devices, Inc.	74,177	7,332,396
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	177,146	7,723,566

		15,055,962

Soap & Cleaning Preparation - 2.1%

Church & Dwight Co., Inc.	55,470	3,138,493
Reckitt Benckiser Group PLC	81,536	6,933,346

		10,071,839

Textile-Apparel - 1.5%

LVMH Moet Hennessy Louis Vuitton SE	19,803	6,938,424

Transport-Rail - 1.7%

Union Pacific Corp.	53,996	8,132,878

Web Portals/ISP - 6.8%

Alphabet, Inc., Class A†	26,202	32,275,624

Total Long-Term Investment Securities
(cost $324,950,488)		473,643,746

SHORT-TERM INVESTMENT SECURITIES - 0.2%
U.S. Government Agencies - 0.2%

Federal Home Loan Bank Disc. Notes 1.86% due 09/04/2018 (cost $948,856)	$ 949,000	949,000

TOTAL INVESTMENTS
(cost $325,899,344)	99.4%	474,592,746
Other assets less liabilities	0.6	3,038,505

NET ASSETS	100.0%	$477,631,251

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At August 31, 2018, the Fund had loaned securities with a total value of $18,421,330. This was secured by collateral of $18,896,308 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
United States Treasury Bills	0.00%	10/18/2018 to 02/28/2019	$679,574
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	18,216,734

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$473,643,746	$—	$—	$473,643,746
Short-Term Investment Securities	—	949,000	—	949,000

Total Investments at Value	$473,643,746	$949,000	$—	$474,592,746

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $26,761,951 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.3%
Aerospace/Defense - 0.7%

Esterline Technologies Corp.†	49,244	$4,232,522
MSA Safety, Inc.	64,842	6,554,878
Teledyne Technologies, Inc.†	68,005	16,134,866

		26,922,266

Aerospace/Defense-Equipment - 0.5%

Curtiss-Wright Corp.	84,069	11,261,042
KLX, Inc.†	96,484	7,124,379

		18,385,421

Airlines - 0.3%

JetBlue Airways Corp.†	601,832	11,482,955

Apparel Manufacturers - 0.3%

Carter’s, Inc.	89,260	9,455,312

Applications Software - 1.0%

CDK Global, Inc.	235,241	14,660,219
PTC, Inc.†	219,411	21,927,935

		36,588,154

Auction Houses/Art Dealers - 0.1%

Sotheby’s†#	69,955	3,359,239

Auto/Truck Parts & Equipment-Original - 0.7%

Adient PLC#	177,547	7,686,010
Dana, Inc.	276,629	5,413,629
Delphi Technologies PLC	168,830	5,947,881
Visteon Corp.†	56,181	6,201,821

		25,249,341

Banks-Commercial - 7.4%

Associated Banc-Corp.	321,526	8,761,584
BancorpSouth Bank	156,000	5,428,800
Bank of Hawaii Corp.#	80,372	6,681,324
Bank OZK#	230,908	9,342,538
Cathay General Bancorp	145,212	6,142,468
Chemical Financial Corp.#	135,684	7,750,270
Commerce Bancshares, Inc.	178,375	12,675,328
Cullen/Frost Bankers, Inc.	110,394	12,241,591
East West Bancorp, Inc.	275,529	17,465,783
First Horizon National Corp.	622,174	11,460,445
FNB Corp.#	615,816	8,282,725
Fulton Financial Corp.	334,203	6,082,495
Hancock Holding Co.†	162,177	8,360,224
Home BancShares, Inc.#	300,003	7,023,070
International Bancshares Corp.	103,084	4,829,485
MB Financial, Inc.	159,878	7,747,688
PacWest Bancorp	237,945	12,013,843
Pinnacle Financial Partners, Inc.#	140,666	9,079,990
Prosperity Bancshares, Inc.#	132,813	9,939,725
Signature Bank	102,080	11,814,739
Synovus Financial Corp.	225,599	11,293,486
TCF Financial Corp.	319,940	8,110,479
Texas Capital Bancshares, Inc.†	94,457	8,397,227
Trustmark Corp.	128,890	4,573,017
UMB Financial Corp.	83,763	6,302,328
Umpqua Holdings Corp.	418,666	8,959,453
United Bankshares, Inc.#	199,930	7,877,242
Valley National Bancorp#	503,925	6,072,296
Webster Financial Corp.	175,128	11,449,869
Wintrust Financial Corp.	107,024	9,476,975

		265,636,487

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.#	113,495	7,217,147
EnerSys	80,078	6,645,673

		13,862,820

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	16,638	5,043,810

Building & Construction Products-Misc. - 0.2%

Louisiana-Pacific Corp.	276,060	8,049,910

Building & Construction-Misc. - 0.5%

EMCOR Group, Inc.	111,155	8,903,515
nVent Electric PLC	308,730	8,672,226

		17,575,741

Building Products-Air & Heating - 0.4%

Lennox International, Inc.	70,583	15,726,598

Building Products-Cement - 0.2%

Eagle Materials, Inc.#	91,223	8,422,620

Building Products-Light Fixtures - 0.3%

Cree, Inc.†#	191,122	9,194,879

Building-Heavy Construction - 0.2%

Dycom Industries, Inc.†	59,319	4,977,457
Granite Construction, Inc.#	86,452	3,949,128

		8,926,585

Building-Maintenance & Services - 0.3%

Rollins, Inc.#	182,553	10,967,784

Building-Mobile Home/Manufactured Housing - 0.2%

Thor Industries, Inc.	93,188	8,893,863

Building-Residential/Commercial - 1.0%

KB Home	160,585	3,990,538
NVR, Inc.†	6,407	17,096,759
Toll Brothers, Inc.	268,487	9,727,284
TRI Pointe Group, Inc.†#	288,886	4,185,958

		35,000,539

Cable/Satellite TV - 0.2%

Cable One, Inc.	8,930	7,481,018

Casino Hotels - 0.2%

Boyd Gaming Corp.	156,224	5,689,678

Casino Services - 0.2%

Eldorado Resorts, Inc.†#	114,564	5,504,800
Scientific Games Corp.†#	101,800	3,084,540

		8,589,340

Chemicals-Diversified - 0.3%

Olin Corp.	317,962	9,770,972

Chemicals-Plastics - 0.2%

PolyOne Corp.	152,068	6,426,394

Chemicals-Specialty - 1.8%

Ashland Global Holdings, Inc.#	118,662	9,991,340
Cabot Corp.	117,553	7,631,541
Chemours Co.	338,307	14,750,185
Minerals Technologies, Inc.	67,246	4,515,569
NewMarket Corp.#	17,482	7,010,981
Sensient Technologies Corp.	80,504	5,717,394
Valvoline, Inc.#	372,099	8,007,571
Versum Materials, Inc.	207,160	8,242,896

		65,867,477

Coatings/Paint - 0.5%

RPM International, Inc.	254,293	17,164,777

Commercial Services - 0.4%

CoreLogic, Inc.†	155,234	7,892,096
Healthcare Services Group, Inc.#	140,166	5,776,241

		13,668,337

Commercial Services-Finance - 1.1%

MarketAxess Holdings, Inc.#	71,509	13,573,838
Sabre Corp.	480,637	12,549,432
WEX, Inc.†	76,189	14,492,672

		40,615,942

Computer Data Security - 0.6%

Fortinet, Inc.†	274,893	23,025,038

Computer Services - 1.5%

Convergys Corp.	173,989	4,302,748
Leidos Holdings, Inc.	271,308	19,200,467
MAXIMUS, Inc.	124,062	8,250,123
Perspecta, Inc.	271,233	6,308,880
Science Applications International Corp.	80,361	7,250,169
Teradata Corp.†#	229,919	9,534,741

		54,847,128

Computer Software - 0.2%

j2 Global, Inc.#	93,385	7,710,799

Computers-Integrated Systems - 0.3%

NCR Corp.†#	224,952	6,390,886
NetScout Systems, Inc.†#	152,644	3,816,100

		10,206,986

Computers-Other - 0.2%

Lumentum Holdings, Inc.†#	119,611	8,121,587

Consumer Products-Misc. - 0.2%

Helen of Troy, Ltd.†	50,615	6,020,654

Containers-Metal/Glass - 0.3%

Greif, Inc., Class A	49,290	2,719,822
Owens-Illinois, Inc.†	307,492	5,433,384
Silgan Holdings, Inc.	140,907	3,839,716

		11,992,922

Containers-Paper/Plastic - 0.5%

Bemis Co., Inc.	172,996	8,525,243
Sonoco Products Co.	189,323	10,609,661

		19,134,904

Cosmetics & Toiletries - 0.2%

Edgewell Personal Care Co.†#	102,681	5,798,396

Data Processing/Management - 1.6%

Acxiom Corp.†	146,533	6,695,093
CommVault Systems, Inc.†	80,432	5,602,089
Dun & Bradstreet Corp.	70,519	10,078,575
Fair Isaac Corp.†	56,742	13,106,267
Jack Henry & Associates, Inc.	146,980	23,287,511

		58,769,535

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.#	154,757	3,489,770

Disposable Medical Products - 0.8%

ICU Medical, Inc.†	28,975	8,866,350
STERIS PLC	160,905	18,410,750

		27,277,100

Distribution/Wholesale - 0.6%

Pool Corp.	76,957	12,640,957
Watsco, Inc.#	60,931	10,662,316

		23,303,273

Diversified Manufacturing Operations - 1.2%

Carlisle Cos., Inc.	115,893	14,696,391
Crane Co.	96,499	8,808,429
ITT, Inc.	166,195	9,823,787
Trinity Industries, Inc.	283,881	10,174,295

		43,502,902

E-Commerce/Services - 0.1%

Cars.com, Inc.†#	136,694	3,678,436

Electric Products-Misc. - 0.3%

Littelfuse, Inc.	47,476	10,613,735

Electric-Integrated - 1.8%

ALLETE, Inc.	97,494	7,319,850
Black Hills Corp.#	101,907	5,997,227
Hawaiian Electric Industries, Inc.#	206,966	7,299,691
IDACORP, Inc.	95,822	9,376,183
MDU Resources Group, Inc.	371,378	10,357,732
NorthWestern Corp.	94,079	5,640,977
OGE Energy Corp.	379,797	13,987,923
PNM Resources, Inc.	151,465	5,899,562

		65,879,145

Electronic Components-Misc. - 0.8%

Gentex Corp.	520,745	12,175,018
Jabil, Inc.	325,732	9,628,638
Vishay Intertechnology, Inc.#	251,228	5,979,226

		27,782,882

Electronic Components-Semiconductors - 0.6%

Monolithic Power Systems, Inc.	73,803	11,060,856
Silicon Laboratories, Inc.†	82,206	8,056,188
Synaptics, Inc.†#	65,820	3,176,473

		22,293,517

Electronic Measurement Instruments - 1.5%

Keysight Technologies, Inc.†	355,398	23,061,776
National Instruments Corp.	204,583	9,768,839
Trimble, Inc.†	473,902	19,951,274

		52,781,889

Electronic Parts Distribution - 0.9%

Arrow Electronics, Inc.†	166,611	12,917,351
Avnet, Inc.	224,348	10,858,443
SYNNEX Corp.	55,676	5,398,901
Tech Data Corp.†	66,273	4,821,361

		33,996,056

Energy-Alternate Sources - 0.2%

First Solar, Inc.†	155,385	8,092,451

Engineering/R&D Services - 0.4%

AECOM†#	304,868	10,255,759
KBR, Inc.	267,404	5,610,136

		15,865,895

Enterprise Software/Service - 1.4%

Blackbaud, Inc.#	92,274	9,649,092
Manhattan Associates, Inc.†	127,061	7,368,267
Tyler Technologies, Inc.†	67,708	16,720,491
Ultimate Software Group, Inc.†#	55,303	17,125,680

		50,863,530

Filtration/Separation Products - 0.3%

Donaldson Co., Inc.#	246,959	12,496,125

Finance-Consumer Loans - 0.5%

Navient Corp.	503,161	6,863,116
SLM Corp.†#	827,590	9,699,355

		16,562,471

Finance-Investment Banker/Broker - 0.5%

Evercore, Inc., Class A	77,438	8,220,044
Interactive Brokers Group, Inc., Class A	142,775	8,874,894

		17,094,938

Finance-Mortgage Loan/Banker - 0.1%

LendingTree, Inc.†#	14,964	3,791,129

Finance-Other Services - 0.4%

SEI Investments Co.	249,501	15,738,523

Food-Baking - 0.2%

Flowers Foods, Inc.#	352,767	7,108,255

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	36,818	1,060,358

Food-Misc./Diversified - 1.7%

Hain Celestial Group, Inc.†#	197,618	5,643,970
Ingredion, Inc.	137,371	13,884,087
Lamb Weston Holdings, Inc.	278,062	18,796,991
Lancaster Colony Corp.	37,098	5,797,304
Post Holdings, Inc.†#	127,953	12,444,709
TreeHouse Foods, Inc.†#	107,106	5,580,223

		62,147,284

Food-Retail - 0.2%

Sprouts Farmers Market, Inc.†	233,163	6,171,825

Food-Wholesale/Distribution - 0.1%

United Natural Foods, Inc.†#	95,855	3,403,811

Footwear & Related Apparel - 0.4%

Deckers Outdoor Corp.†	57,898	7,054,292
Skechers U.S.A., Inc., Class A†	258,229	7,612,591

		14,666,883

Funeral Services & Related Items - 0.4%

Service Corp. International	348,636	14,628,767

Garden Products - 0.5%

Scotts Miracle-Gro Co.#	73,696	5,506,565
Toro Co.	201,601	12,255,325

		17,761,890

Gas-Distribution - 2.2%

Atmos Energy Corp.	211,195	19,478,515
National Fuel Gas Co.#	163,394	9,073,269
New Jersey Resources Corp.#	166,828	7,607,357
ONE Gas, Inc.	99,774	7,835,252
Southwest Gas Holdings, Inc.	91,951	7,109,651
UGI Corp.	329,191	17,792,774
Vectren Corp.	157,982	11,248,318

		80,145,136

Gold Mining - 0.3%

Royal Gold, Inc.#	124,463	9,491,548

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†	97,231	6,669,074

Home Furnishings - 0.1%

Tempur Sealy International, Inc.†#	87,921	4,869,944

Hotels/Motels - 0.5%

Wyndham Hotels & Resorts, Inc.	189,627	10,761,332
Wyndham Worldwide Corp.†	189,741	8,386,552

		19,147,884

Housewares - 0.1%

Tupperware Brands Corp.	97,201	3,160,977

Human Resources - 0.3%

ManpowerGroup, Inc.	125,177	11,732,840

Industrial Automated/Robotic - 0.9%

Cognex Corp.#	328,868	17,693,099
Nordson Corp.#	97,209	13,513,995

		31,207,094

Instruments-Controls - 0.2%

Woodward, Inc.	105,285	8,481,760

Insurance Brokers - 0.4%

Brown & Brown, Inc.	435,987	13,288,884

Insurance-Life/Health - 0.5%

CNO Financial Group, Inc.	318,234	6,877,037
Primerica, Inc.	83,789	10,243,205

		17,120,242

Insurance-Multi-line - 1.1%

American Financial Group, Inc.	131,909	14,689,386
Genworth Financial, Inc., Class A†	949,249	4,414,008
Kemper Corp.	118,087	9,606,378
Old Republic International Corp.	476,934	10,578,396

		39,288,168

Insurance-Property/Casualty - 1.6%

Alleghany Corp.	29,075	18,369,003
First American Financial Corp.	212,107	12,060,404
Hanover Insurance Group, Inc.	80,888	9,907,971
Mercury General Corp.#	69,443	3,742,978
WR Berkley Corp.	182,773	14,303,815

		58,384,171

Insurance-Reinsurance - 0.9%

Aspen Insurance Holdings, Ltd.	113,433	4,667,768
Reinsurance Group of America, Inc.	122,693	17,526,695
RenaissanceRe Holdings, Ltd.	76,529	10,175,296

		32,369,759

Investment Management/Advisor Services - 1.1%

Eaton Vance Corp.	226,664	11,951,993
Federated Investors, Inc., Class B#	181,313	4,199,209
Janus Henderson Group PLC#	342,986	9,689,354
Legg Mason, Inc.	162,506	5,070,187
Stifel Financial Corp.	136,070	7,602,231

		38,512,974

Lasers-System/Components - 0.3%

Coherent, Inc.†#	47,297	9,014,808

Lighting Products & Systems - 0.3%

Acuity Brands, Inc.#	77,961	11,915,559

Machine Tools & Related Products - 0.5%

Kennametal, Inc.#	155,219	6,339,144
Lincoln Electric Holdings, Inc.	117,291	11,044,121

		17,383,265

Machinery-Construction & Mining - 0.4%

Oshkosh Corp.	140,560	9,875,746
Terex Corp.#	137,291	5,320,026

		15,195,772

Machinery-Electrical - 0.2%

Regal Beloit Corp.	83,632	6,999,998

Machinery-Farming - 0.2%

AGCO Corp.	125,536	7,489,478

Machinery-General Industrial - 1.1%

IDEX Corp.	145,882	22,350,581
Wabtec Corp.#	162,960	17,651,827

		40,002,408

Machinery-Pumps - 0.4%

Graco, Inc.	318,710	14,982,557

Medical Information Systems - 0.4%

Allscripts Healthcare Solutions, Inc.†#	338,385	4,943,805
Medidata Solutions, Inc.†#	112,613	9,569,853

		14,513,658

Medical Instruments - 2.0%

Avanos Medical, Inc.†	89,405	6,446,100
Bio-Techne Corp.	71,448	13,730,162
Cantel Medical Corp.	67,415	6,539,255
Integra LifeSciences Holdings Corp.†	134,140	7,977,306
LivaNova PLC†	82,893	10,407,216
NuVasive, Inc.†#	97,473	6,841,630
Teleflex, Inc.#	86,604	21,428,428

		73,370,097

Medical Labs & Testing Services - 0.8%

Catalent, Inc.†	272,508	11,390,834
Charles River Laboratories International, Inc.†	91,107	11,252,626
Syneos Health, Inc.†#	115,311	5,748,253

		28,391,713

Medical Products - 1.3%

Globus Medical, Inc., Class A†	139,360	7,423,707
Haemonetics Corp.†	99,274	11,082,949
Hill-Rom Holdings, Inc.	126,030	12,258,938
West Pharmaceutical Services, Inc.	139,912	16,376,700

		47,142,294

Medical-Biomedical/Gene - 0.9%

Bio-Rad Laboratories, Inc., Class A†	38,515	12,528,929
Exelixis, Inc.†	536,278	10,076,664
United Therapeutics Corp.†	82,801	10,183,695

		32,789,288

Medical-Drugs - 0.7%

Akorn, Inc.†#	178,639	2,802,846
Mallinckrodt PLC†#	157,990	5,444,335
PRA Health Sciences, Inc.†	109,659	11,579,991
Prestige Brands Holdings, Inc.†#	100,922	3,885,497

		23,712,669

Medical-HMO - 1.1%

Molina Healthcare, Inc.†	90,318	12,463,884
WellCare Health Plans, Inc.†	93,714	28,355,045

		40,818,929

Medical-Hospitals - 0.5%

Acadia Healthcare Co., Inc.†#	156,038	6,480,258
LifePoint Health, Inc.†#	73,740	4,748,856
Tenet Healthcare Corp.†#	155,243	5,234,794

		16,463,908

Medical-Outpatient/Home Medical - 0.3%

Chemed Corp.	30,307	9,805,527

Metal Processors & Fabrication - 0.2%

Timken Co.	129,847	6,317,057

Metal Products-Distribution - 0.1%

Worthington Industries, Inc.	81,870	3,813,505

Miscellaneous Manufacturing - 0.3%

AptarGroup, Inc.	118,631	12,421,852

Multilevel Direct Selling - 0.2%

Nu Skin Enterprises, Inc., Class A	105,748	8,417,541

Multimedia - 0.5%

FactSet Research Systems, Inc.#	73,920	16,956,509

Networking Products - 0.2%

LogMeIn, Inc.	99,283	8,533,374

Office Automation & Equipment - 0.6%

Pitney Bowes, Inc.	356,634	2,589,163
Zebra Technologies Corp., Class A†	101,538	17,438,136

		20,027,299

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	113,377	4,342,339
HNI Corp.#	82,774	3,650,334

		7,992,673

Oil & Gas Drilling - 0.9%

Diamond Offshore Drilling, Inc.†#	122,823	2,139,577
Ensco PLC, Class A#	831,179	5,685,264
Nabors Industries, Ltd.#	670,145	4,134,794
Patterson-UTI Energy, Inc.	421,775	7,225,006
Rowan Cos. PLC, Class A†	217,170	3,049,067
Transocean, Ltd.†#	834,071	10,100,600

		32,334,308

Oil Companies-Exploration & Production - 2.4%

Callon Petroleum Co.†#	426,318	4,817,393
Chesapeake Energy Corp.†#	1,733,853	7,680,969
CNX Resources Corp.†	372,930	5,944,504
Energen Corp.†	185,267	14,367,456
Gulfport Energy Corp.†	297,196	3,495,025
Matador Resources Co.†#	196,753	6,441,693
Oasis Petroleum, Inc.†#	506,834	6,821,986
QEP Resources, Inc.†#	452,011	4,506,550
Range Resources Corp.	431,280	7,081,617
SM Energy Co.#	195,387	5,879,195
Southwestern Energy Co.†	970,777	5,455,767
WPX Energy, Inc.†	750,753	14,316,860

		86,809,015

Oil Companies-Integrated - 0.3%

Murphy Oil Corp.#	309,296	9,535,596

Oil Field Machinery & Equipment - 0.1%

Dril-Quip, Inc.†#	72,530	3,818,705

Oil Refining & Marketing - 0.5%

Murphy USA, Inc.†	58,769	4,876,652
PBF Energy, Inc., Class A	224,819	11,672,602

		16,549,254

Oil-Field Services - 1.0%

Apergy Corp.†	147,179	6,655,434
Core Laboratories NV#	83,869	9,607,194
McDermott International, Inc.†#	341,910	6,612,539
NOW, Inc.†#	205,635	3,534,866
Oceaneering International, Inc.	187,363	5,296,752
Superior Energy Services, Inc.†#	293,290	2,639,610

		34,346,395

Paper & Related Products - 0.2%

Domtar Corp.	119,476	6,081,328

Patient Monitoring Equipment - 0.3%

Masimo Corp.†	90,592	10,679,891

Physical Therapy/Rehabilitation Centers - 0.4%

Encompass Health Corp.#	187,910	15,331,577

Physicians Practice Management - 0.2%

MEDNAX, Inc.†	179,686	8,508,132

Poultry - 0.1%

Sanderson Farms, Inc.#	38,213	4,041,407

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc.#	104,326	13,182,633

Printing-Commercial - 0.1%

Deluxe Corp.	90,979	5,387,776

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	85,345	5,509,020

Publishing-Newspapers - 0.2%

New York Times Co., Class A#	243,346	5,669,962

Publishing-Periodicals - 0.1%

Meredith Corp.#	75,607	3,905,102

Quarrying - 0.1%

Compass Minerals International, Inc.#	64,367	4,026,156

Racetracks - 0.2%

Churchill Downs, Inc.#	21,626	6,111,507
International Speedway Corp., Class A	46,438	2,050,238

		8,161,745

Real Estate Investment Trusts - 8.2%

American Campus Communities, Inc.	259,912	10,898,110
Camden Property Trust	176,414	16,769,915
CoreCivic, Inc.	225,416	5,836,020
CoreSite Realty Corp.	68,906	8,025,482
Corporate Office Properties Trust	194,231	5,978,430
Cousins Properties, Inc.	799,111	7,471,688
CyrusOne, Inc.	188,469	12,619,884
Douglas Emmett, Inc.	303,720	11,863,303
Education Realty Trust, Inc.	153,228	6,340,575
EPR Properties	122,952	8,628,771
First Industrial Realty Trust, Inc.	238,377	7,737,718
GEO Group, Inc.	233,935	5,934,931
Healthcare Realty Trust, Inc.	238,069	7,370,616
Highwoods Properties, Inc.	196,661	9,781,918
Hospitality Properties Trust	312,516	9,059,839
JBG SMITH Properties	177,194	6,637,687
Kilroy Realty Corp.#	187,948	13,746,517
Lamar Advertising Co., Class A	159,807	12,313,129
LaSalle Hotel Properties	209,898	7,369,519
Liberty Property Trust	281,025	12,294,844
Life Storage, Inc.	88,454	8,633,111
Mack-Cali Realty Corp.	171,397	3,743,311
Medical Properties Trust, Inc.	693,562	10,438,108
National Retail Properties, Inc.#	292,550	13,483,630
Omega Healthcare Investors, Inc.	377,646	12,481,200
PotlatchDeltic Corp.	114,558	5,533,151
Rayonier, Inc.	246,046	8,569,782
Sabra Health Care REIT, Inc.#	339,010	7,993,856
Senior Housing Properties Trust	451,861	8,635,064
Tanger Factory Outlet Centers, Inc.#	179,473	4,318,120
Taubman Centers, Inc.	115,979	7,493,403
Uniti Group, Inc.#	314,062	6,538,771
Urban Edge Properties	201,485	4,605,947
Weingarten Realty Investors	226,623	7,009,449

		296,155,799

Real Estate Management/Services - 0.4%

Jones Lang LaSalle, Inc.	86,503	13,193,438

Real Estate Operations & Development - 0.1%

Alexander & Baldwin, Inc.	128,612	3,018,524

Recreational Vehicles - 0.6%

Brunswick Corp.	165,748	11,008,982
Polaris Industries, Inc.#	111,668	12,110,395

		23,119,377

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	117,712	5,852,641
Avis Budget Group, Inc.†#	135,975	4,230,182

		10,082,823

Resorts/Theme Parks - 0.5%

Marriott Vacations Worldwide Corp.	77,883	9,268,077
Six Flags Entertainment Corp.#	147,742	9,979,972

		19,248,049

Retail-Apparel/Shoe - 0.4%

American Eagle Outfitters, Inc.	319,045	8,282,408
Urban Outfitters, Inc.†	152,915	7,107,489

		15,389,897

Retail-Arts & Crafts - 0.1%

Michaels Cos., Inc.†	211,168	3,587,744

Retail-Automobile - 0.1%

AutoNation, Inc.†#	112,283	5,092,034

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.#	266,296	4,777,350

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A	87,201	7,453,941

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	71,376	8,148,998

Retail-Discount - 0.3%

Big Lots, Inc.#	80,213	3,453,170
Ollie’s Bargain Outlet Holdings, Inc.†	94,846	8,261,086

		11,714,256

Retail-Jewelry - 0.2%

Signet Jewelers, Ltd.#	112,202	7,203,368

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.#	145,590	10,224,786

Retail-Misc./Diversified - 0.4%

Five Below, Inc.†	105,760	12,317,867
Sally Beauty Holdings, Inc.†#	232,165	3,575,341

		15,893,208

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	128,746	3,608,750

Retail-Regional Department Stores - 0.1%

Dillard’s, Inc., Class A#	37,696	2,962,152

Retail-Restaurants - 2.0%

Brinker International, Inc.#	83,390	3,692,509
Cheesecake Factory, Inc.#	81,040	4,308,897
Cracker Barrel Old Country Store, Inc.#	45,645	6,805,213
Domino’s Pizza, Inc.#	80,399	24,003,925
Dunkin’ Brands Group, Inc.	157,767	11,499,637
Jack in the Box, Inc.	54,076	4,901,449
Papa John’s International, Inc.#	44,688	2,061,010
Texas Roadhouse, Inc.#	124,933	8,614,130
Wendy’s Co.	341,155	6,021,386

		71,908,156

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.	148,174	5,547,635

Savings & Loans/Thrifts - 0.7%

New York Community Bancorp, Inc.#	932,504	10,043,068
Sterling Bancorp#	428,746	9,796,846
Washington Federal, Inc.	160,633	5,477,585

		25,317,499

Schools - 0.3%

Adtalem Global Education, Inc.†	114,524	5,479,973
Graham Holdings Co., Class B	8,367	4,707,693

		10,187,666

Security Services - 0.2%

Brink’s Co.	96,798	7,269,530

Semiconductor Components-Integrated Circuits - 0.8%

Cirrus Logic, Inc.†	115,954	5,096,178
Cypress Semiconductor Corp.#	681,687	11,731,833
Integrated Device Technology, Inc.†	245,803	10,444,170

		27,272,181

Semiconductor Equipment - 0.7%

MKS Instruments, Inc.	103,980	9,659,742
Teradyne, Inc.	363,795	14,984,716

		24,644,458

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	42,884	6,020,914

Steel-Producers - 1.5%

Carpenter Technology Corp.#	89,237	5,324,772
Commercial Metals Co.#	222,488	4,805,741
Reliance Steel & Aluminum Co.	137,550	12,089,269
Steel Dynamics, Inc.	448,638	20,516,216
United States Steel Corp.#	336,181	9,977,852

		52,713,850

Steel-Specialty - 0.2%

Allegheny Technologies, Inc.†#	238,923	6,458,089

Telecom Equipment-Fiber Optics - 0.2%

Ciena Corp.†	272,734	8,612,940

Telecommunication Equipment - 0.4%

ARRIS International PLC†	332,935	8,626,346
Plantronics, Inc.	62,520	4,202,594

		12,828,940

Telephone-Integrated - 0.1%

Telephone & Data Systems, Inc.	176,526	5,302,841

Television - 0.5%

AMC Networks, Inc., Class A†#	87,423	5,491,039
TEGNA, Inc.	410,124	4,773,843
World Wrestling Entertainment, Inc., Class A#	76,056	6,648,055

		16,912,937

Theaters - 0.6%

Cinemark Holdings, Inc.#	202,075	7,541,439
Live Nation Entertainment, Inc.†#	258,171	12,825,935

		20,367,374

Transactional Software - 0.2%

ACI Worldwide, Inc.†#	221,387	6,289,605

Transport-Equipment & Leasing - 0.2%

GATX Corp.	71,688	6,054,052

Transport-Marine - 0.2%

Kirby Corp.†	102,165	8,919,004

Transport-Rail - 0.3%

Genesee & Wyoming, Inc., Class A†	114,378	10,052,682

Transport-Services - 0.2%

Ryder System, Inc.	100,962	7,757,920

Transport-Truck - 1.1%

Knight-Swift Transportation Holdings, Inc.#	244,134	8,332,294
Landstar System, Inc.	79,994	9,263,305
Old Dominion Freight Line, Inc.	129,733	19,771,309
Werner Enterprises, Inc.	85,240	3,158,142

		40,525,050

Water - 0.3%

Aqua America, Inc.#	338,280	12,577,250

Wire & Cable Products - 0.2%

Belden, Inc.#	77,296	5,620,965

Wireless Equipment - 0.3%

InterDigital, Inc.	66,071	5,457,465
ViaSat, Inc.†#	104,175	6,544,273

		12,001,738

Total Long-Term Investment Securities
(cost $2,407,370,352)		3,515,957,013

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Registered Investment Companies - 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(2)	56,031,485	56,031,485

U.S. Government Treasuries - 0.2%

United States Treasury Bills 1.97% due 11/01/2018(3)	$3,100,000	3,089,949
2.02% due 11/29/2018(3)	1,000,000	995,061
2.03% due 12/06/2018(3)	2,000,000	1,989,247
2.11% due 12/27/2018(3)	250,000	248,325
2.12% due 01/03/2019(3)	1,000,000	992,858

		7,315,440

Total Short-Term Investment Securities
(cost $63,346,504)		63,346,925

REPURCHASE AGREEMENTS - 2.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount of $93,200,624 collateralized by $83,210,000 of U.S. Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $95,062,848 (cost $93,197,000)	93,197,000	93,197,000

TOTAL INVESTMENTS
(cost $2,563,913,856)	101.6%	3,672,500,938
Liabilities in excess of other assets	(1.6)	(59,466,246)

NET ASSETS	100.0%	$3,613,034,692

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At August 31, 2018, the Fund had loaned securities with a total value of $524,878,346. This was secured by collateral of $56,031,485, which was received in cash and subsequently invested in short-term investments currently valued at $56,031,485 as reported in the Portfolio of Investments. Additional collateral of $479,922,920 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$52,752,284
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	49,501,212
Government National Mtg. Assoc.	2.50%	9/20/2046	7,886,832
United States Treasury Bills	0.00%	09/06/2018 to 03/28/2019	47,547,312
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 02/15/2048	322,235,280

(2)	The rate shown is the 7-day yield as of August 31, 2018.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
516	Long	S&P Mid Cap 400 E-Mini Index	September 2018	$104,594,997	$105,552,960	$957,963

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,515,957,013	$—	$—	$3,515,957,013
Short-Term Investment Securities:
Registered Investment Companies	56,031,485	—	—	56,031,485
U.S. Government Treasuries	—	7,315,440	—	7,315,440
Repurchase Agreements	—	93,197,000	—	93,197,000

Total Investments at Value	$3,571,988,498	$100,512,440	$—	$3,672,500,938

Other Financial Instruments:†
Futures Contracts	$957,963	$—	$—	$957,963

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.3%
Advertising Agencies - 0.4%

Omnicom Group, Inc.	18,846	$1,306,405

Advertising Services - 0.4%

Trade Desk, Inc., Class A†#	8,781	1,245,848

Aerospace/Defense - 1.0%

Teledyne Technologies, Inc.†	13,354	3,168,370

Aerospace/Defense-Equipment - 1.2%

Harris Corp.	8,119	1,319,419
L3 Technologies, Inc.	10,825	2,313,519

		3,632,938

Airlines - 0.5%

Ryanair Holdings PLC ADR†	14,956	1,523,568

Apparel Manufacturers - 1.2%

Carter’s, Inc.	9,865	1,044,999
Gildan Activewear, Inc.	87,484	2,576,404

		3,621,403

Applications Software - 1.0%

Intuit, Inc.	4,457	978,178
PTC, Inc.†	22,090	2,207,674

		3,185,852

Auction Houses/Art Dealers - 0.7%

Ritchie Bros. Auctioneers, Inc.	54,653	2,082,826

Auto/Truck Parts & Equipment-Original - 0.3%

Visteon Corp.†	7,286	804,302

Banks-Commercial - 1.0%

First Republic Bank	15,712	1,596,182
SVB Financial Group†	4,307	1,390,084

		2,986,266

Beverages-Non-alcoholic - 0.7%

Monster Beverage Corp.†	34,337	2,090,780

Casino Hotels - 0.4%

MGM Resorts International	46,820	1,357,312

Chemicals-Diversified - 0.8%

FMC Corp.	27,964	2,389,524

Commercial Services - 2.7%

CoStar Group, Inc.†	7,909	3,497,043
Edenred	46,618	1,776,492
ServiceMaster Global Holdings, Inc.†	52,786	3,181,412

		8,454,947

Commercial Services-Finance - 5.7%

Equifax, Inc.	13,094	1,754,203
Euronet Worldwide, Inc.†	6,842	669,148
Global Payments, Inc.	24,305	3,027,917
IHS Markit, Ltd.†	23,675	1,302,125
MarketAxess Holdings, Inc.	6,324	1,200,422
WEX, Inc.†	33,989	6,465,387
Worldpay, Inc., Class A†	34,809	3,390,048

		17,809,250

Computer Services - 1.7%

Amdocs, Ltd.	43,078	2,812,132
EPAM Systems, Inc.†	16,980	2,426,951

		5,239,083

Computer Software - 2.8%

Dropbox, Inc., Class A†	65,545	1,759,883
GreenSky, Inc., Class A†#	39,344	796,716
Splunk, Inc.†	16,018	2,052,707
SS&C Technologies Holdings, Inc.	66,915	3,970,736

		8,580,042

Computers-Memory Devices - 1.2%

NetApp, Inc.	41,861	3,633,953

Consulting Services - 2.6%

Gartner, Inc.†#	11,209	1,678,660
Verisk Analytics, Inc.†	54,196	6,454,201

		8,132,861

Containers-Paper/Plastic - 0.8%

Sealed Air Corp.#	60,748	2,436,602

Cruise Lines - 1.2%

Norwegian Cruise Line Holdings, Ltd.†	34,614	1,855,656
Royal Caribbean Cruises, Ltd.	15,858	1,943,874

		3,799,530

Data Processing/Management - 1.4%

Broadridge Financial Solutions, Inc.	9,115	1,231,801
Fidelity National Information Services, Inc.	21,271	2,300,884
Jack Henry & Associates, Inc.	4,648	736,429

		4,269,114

Decision Support Software - 0.4%

MSCI, Inc.	6,228	1,122,659

Diagnostic Kits - 0.9%

IDEXX Laboratories, Inc.†	11,415	2,899,867

Disposable Medical Products - 1.6%

ICU Medical, Inc.†	5,831	1,784,286
STERIS PLC	26,948	3,083,390

		4,867,676

Distribution/Wholesale - 1.0%

Ferguson PLC	14,883	1,192,628
LKQ Corp.†	52,230	1,802,980

		2,995,608

Diversified Manufacturing Operations - 1.1%

A.O. Smith Corp.	23,284	1,352,335
Carlisle Cos., Inc.	15,613	1,979,884

		3,332,219

Drug Delivery Systems - 1.6%

DexCom, Inc.†#	30,595	4,417,306
Heron Therapeutics, Inc.†#	14,845	572,275

		4,989,581

E-Commerce/Products - 0.3%

Wayfair, Inc., Class A†#	7,973	1,077,710

E-Commerce/Services - 0.1%

SurveyMonkey, Inc.(1)(2)(3)	44,965	458,868

Electric Products-Misc. - 0.9%

AMETEK, Inc.	36,046	2,774,100

Electronic Components-Misc. - 2.6%

Flex, Ltd.†	236,897	3,266,809
Sensata Technologies Holding PLC†#	90,606	4,797,588

		8,064,397

Electronic Components-Semiconductors - 4.4%

Microchip Technology, Inc.#	45,873	3,946,454
Monolithic Power Systems, Inc.	9,122	1,367,114
ON Semiconductor Corp.†	149,039	3,180,492
Xilinx, Inc.	65,895	5,128,608

		13,622,668

Electronic Connectors - 1.9%

TE Connectivity, Ltd.	63,663	5,836,624

Electronic Measurement Instruments - 2.3%

Agilent Technologies, Inc.	35,879	2,423,267
National Instruments Corp.	60,076	2,868,629
Trimble, Inc.†	43,987	1,851,853

		7,143,749

Enterprise Software/Service - 4.0%

Atlassian Corp. PLC, Class A†	41,839	3,765,928
Constellation Software, Inc.	5,181	3,950,622
Ultimate Software Group, Inc.†#	6,703	2,075,718
Workday, Inc., Class A†	17,629	2,724,386

		12,516,654

Entertainment Software - 1.5%

Take-Two Interactive Software, Inc.†	23,615	3,154,019
Zynga, Inc., Class A†	368,067	1,531,159

		4,685,178

Finance-Consumer Loans - 0.8%

Synchrony Financial	82,150	2,601,691

Finance-Investment Banker/Broker - 2.4%

E*TRADE Financial Corp.†	41,091	2,418,616
TD Ameritrade Holding Corp.	86,578	5,070,874

		7,489,490

Food-Catering - 0.5%

Aramark	40,910	1,680,583

Hotels/Motels - 0.5%

Hyatt Hotels Corp., Class A	19,072	1,475,410

Industrial Automated/Robotic - 1.0%

Cognex Corp.	29,765	1,601,357
Nordson Corp.	11,153	1,550,490

		3,151,847

Instruments-Scientific - 2.0%

PerkinElmer, Inc.	39,278	3,630,466
Waters Corp.†	13,217	2,504,357

		6,134,823

Insurance Brokers - 0.9%

Aon PLC	20,125	2,929,395

Insurance-Property/Casualty - 1.2%

Intact Financial Corp.	23,626	1,873,786
WR Berkley Corp.	22,771	1,782,059

		3,655,845

Internet Content-Entertainment - 0.2%

Snap, Inc., Class A†#	63,144	688,270

Internet Content-Information/News - 0.4%

Spotify Technology SA†#	7,178	1,360,375

Investment Management/Advisor Services - 1.0%

LPL Financial Holdings, Inc.	49,092	3,251,854

Lasers-System/Components - 0.5%

Coherent, Inc.†#	7,885	1,502,881

Machinery-Electrical - 0.4%

BWX Technologies, Inc.	19,415	1,190,528

Machinery-General Industrial - 0.8%

Middleby Corp.†#	11,741	1,427,001
Wabtec Corp.#	10,671	1,155,883

		2,582,884

Medical Information Systems - 0.9%

athenahealth, Inc.†	17,986	2,768,045

Medical Instruments - 3.0%

Boston Scientific Corp.†	105,958	3,767,867
Bruker Corp.	49,138	1,748,330
Edwards Lifesciences Corp.†	17,497	2,523,767
Teleflex, Inc.	5,205	1,287,873

		9,327,837

Medical Labs & Testing Services - 1.4%

Catalent, Inc.†	41,884	1,750,751
IQVIA Holdings, Inc.†	20,388	2,591,111

		4,341,862

Medical Products - 3.1%

Cooper Cos., Inc.	12,406	3,173,207
Globus Medical, Inc., Class A†	21,636	1,152,550
Haemonetics Corp.†	15,940	1,779,542
Novocure, Ltd.†#	38,164	1,719,288
Varian Medical Systems, Inc.†	16,525	1,851,130

		9,675,717

Medical-Biomedical/Gene - 0.8%

ACADIA Pharmaceuticals, Inc.†#	24,798	352,628
Bluebird Bio, Inc.†#	4,550	765,765
Celgene Corp.†	13,561	1,280,836

		2,399,229

Medical-Drugs - 0.3%

Alkermes PLC†#	14,803	663,766
DBV Technologies SA ADR†#	11,807	262,588

		926,354

Medical-HMO - 0.5%

WellCare Health Plans, Inc.†	4,835	1,462,926

Metal Processors & Fabrication - 0.6%

Rexnord Corp.†	68,378	1,985,013

Motion Pictures & Services - 0.5%

Dolby Laboratories, Inc., Class A	23,022	1,615,914

Multimedia - 0.1%

Liberty Media Corp. - Liberty Formula One, Series C†	9,108	336,632

Non-Hazardous Waste Disposal - 0.7%

Waste Connections, Inc.	28,776	2,284,527

Oil Companies-Exploration & Production - 1.0%

Marathon Oil Corp.	71,974	1,548,160
Parsley Energy, Inc., Class A†	55,062	1,529,072

		3,077,232

Printing-Commercial - 0.8%

Cimpress NV†	18,353	2,569,420

Real Estate Investment Trusts - 2.7%

Crown Castle International Corp.	28,816	3,285,888
Equinix, Inc.	3,760	1,639,849
Lamar Advertising Co., Class A	46,752	3,602,242

		8,527,979

Real Estate Management/Services - 0.5%

CBRE Group, Inc., Class A†	31,021	1,514,135

Rental Auto/Equipment - 0.6%

United Rentals, Inc.†	11,201	1,745,900

Retail-Apparel/Shoe - 0.9%

Lululemon Athletica, Inc.†	7,077	1,096,440
Tapestry, Inc.	30,715	1,556,943

		2,653,383

Retail-Discount - 0.7%

Dollar Tree, Inc.†	28,803	2,318,930

Retail-Floor Coverings - 0.4%

Floor & Decor Holdings, Inc., Class A†#	32,536	1,196,023

Retail-Gardening Products - 0.3%

Tractor Supply Co.	10,043	886,596

Retail-Mail Order - 0.4%

Williams-Sonoma, Inc.#	19,017	1,335,564

Retail-Perfume & Cosmetics - 0.5%

Ulta Beauty, Inc.†	6,168	1,603,680

Retail-Petroleum Products - 0.3%

World Fuel Services Corp.	28,224	791,119

Retail-Restaurants - 0.8%

Dunkin’ Brands Group, Inc.#	34,660	2,526,367

Semiconductor Components-Integrated Circuits - 0.4%

Marvell Technology Group, Ltd.	57,400	1,187,032

Semiconductor Equipment - 2.4%

Entegris, Inc.	34,940	1,184,466
KLA-Tencor Corp.	24,971	2,901,880
Lam Research Corp.	11,567	2,002,132
MKS Instruments, Inc.	13,250	1,230,925

		7,319,403

Telecommunication Equipment - 1.7%

NICE, Ltd., ADR†#	45,622	5,273,447

Therapeutics - 1.4%

Neurocrine Biosciences, Inc.†	34,570	4,250,381

Transport-Truck - 1.5%

Old Dominion Freight Line, Inc.	10,624	1,619,098
XPO Logistics, Inc.†#	29,338	3,124,497

		4,743,595

Web Hosting/Design - 0.7%

GoDaddy, Inc., Class A†	12,646	1,030,143
Wix.com, Ltd.†	10,788	1,198,547

		2,228,690

Wire & Cable Products - 0.5%

Belden, Inc.#	22,766	1,655,544

Total Common Stocks
(cost $217,781,296)		302,362,686

CONVERTIBLE PREFERRED SECURITIES - 1.2%
E-Commerce/Services - 1.1%

Airbnb, Inc., Series D(1)(2)(3)	29,418	3,369,538

Wire & Cable Products - 0.1%

Belden, Inc. 6.75%	2,200	214,060

Total Convertible Preferred Securities
(cost $1,417,696)		3,583,598

Total Long-Term Investment Securities
(cost $219,198,992)		305,946,284

SHORT-TERM INVESTMENT SECURITIES - 2.2%
Commercial Paper - 1.2%

Credit Agricole Corporate and Investment Bank 0.47% due 09/04/2018	$0	0
Credit Agricole Corporate and Investment Bank 1.88% due 09/04/2018	3,600,000	3,599,292

		3,599,292

Registered Investment Companies - 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(4)(5)	3,167,089	3,167,089

Total Short-Term Investment Securities
(cost $6,766,525)		6,766,381

TOTAL INVESTMENTS
(cost $225,965,517)	100.7%	312,712,665
Liabilities in excess of other assets	(0.7)	(2,062,447)

NET ASSETS	100.0%	$310,650,218

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2018, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SurveyMonkey, Inc	11/25/2014	44,965	$739,674	$458,868	$10.21	0.15%
Convertible Preferred Stocks
Airbnb, Inc. Series D	4/16/2014	29,418	1,197,696	3,369,538	114.54	1.08%

				$3,828,406		1.23%

(3)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $3,828,406 representing 1.2% of net assets.

(4)

At August 31, 2018, the Fund had loaned securities with a total value of $33,589,015. This was secured by collateral of $3,167,089, which was received in cash and subsequently invested in short-term investments currently valued at $3,167,089 as reported in the Portfolio of Investments. Additional collateral of $31,076,050 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$956,497
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	897,549
Government National Mtg. Assoc.	2.50%	09/20/2046 to 09/20/2046	143,003
United States Treasury Bills	0.00%	09/06/2018 to 03/28/2019	4,044,549
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 02/15/2048	25,034,452

(5)	The rate shown is the 7-day yield as of August 31, 2018.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Services	$—	$—	$458,868	$458,868
Other Industries	301,903,818	—	—	301,903,818
Convertible Preferred Securities:
Wire & Cable Products	214,060	—	—	214,060
Other Industries	—	—	3,369,538	3,369,538
Short-Term Investment Securities:
Commerical Paper	—	3,599,292	—	3,599,292
Registered Investment Companies	3,167,089	—	—	3,167,089

Total Investments at Value	$305,284,967	$3,599,292	$3,828,406	$312,712,665

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,776,492 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2018	$466,287	$3,207,052
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	162,486
Change in unrealized depreciation(1)	(7,419)	—
Net Purchases	—	—
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 08/31/2018	$458,868	$3,369,538

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2018 includes:

Common Stocks	Convertible Preferred Securities
$(7,419)	$162,486

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2018

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 8/31/18	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$458,868	Market Approach	2018 Estimated Revenue Multiple*	6.9x
			2018 EBITIDA Multiple*	20.2x
			2018 Estimated Gross Profit Multiple*	7.9x
			Discount for Lack of Marketability	10.0%
Convertible Preferred Securities	$3,369,538	Market Approach	2018 Estimated Revenue Multiple*	11.10x
			2020 Estimated Revenue Multiple*	5.5x
			2020 Estimated Gross Profit Multiple*	7.9x
			2021 Estimated Revenue Multiple*	4.6x-7.0x (5.8x)
			2021 Estimated Gross Profit Multiple*	6.2x
			Discount for Lack of Marketability	10%-15% (11.7%)

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.1%
Airlines - 0.2%

American Airlines Group, Inc.#	26,733	$1,082,152

Applications Software - 9.8%

Intuit, Inc.	14,652	3,215,674
Microsoft Corp.	438,727	49,282,204

		52,497,878

Auto-Cars/Light Trucks - 0.5%

Tesla, Inc.†#	9,696	2,924,895

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	20,089	1,374,489

Beverages-Non-alcoholic - 2.1%

Monster Beverage Corp.†	32,130	1,956,396
PepsiCo, Inc.	80,962	9,068,553

		11,024,949

Cable/Satellite TV - 2.8%

Charter Communications, Inc., Class A†	13,560	4,209,024
Comcast Corp., Class A	262,224	9,699,666
Liberty Global PLC, Class A†	12,390	332,176
Liberty Global PLC, Class C†	32,557	842,900

		15,083,766

Casino Hotels - 0.2%

Wynn Resorts, Ltd.	6,201	919,856

Cellular Telecom - 0.7%

T-Mobile US, Inc.†	48,357	3,193,496
Vodafone Group PLC ADR	27,109	585,826

		3,779,322

Commercial Services - 0.2%

Cintas Corp.	6,094	1,300,277

Commercial Services-Finance - 1.9%

Automatic Data Processing, Inc.	25,155	3,691,496
PayPal Holdings, Inc.†	67,802	6,260,159

		9,951,655

Computer Aided Design - 0.7%

Autodesk, Inc.†	12,512	1,931,227
Cadence Design Systems, Inc.†	16,097	757,203
Synopsys, Inc.†	8,509	869,109

		3,557,539

Computer Data Security - 0.2%

Check Point Software Technologies, Ltd.†	9,081	1,055,121

Computer Services - 0.5%

Cognizant Technology Solutions Corp., Class A	33,456	2,623,954

Computer Software - 0.2%

Citrix Systems, Inc.†	7,739	882,401

Computers - 11.9%

Apple, Inc.	280,665	63,887,774

Computers-Memory Devices - 0.4%

Seagate Technology PLC	16,392	877,628
Western Digital Corp.	17,087	1,080,582

		1,958,210

Consulting Services - 0.2%

Verisk Analytics, Inc.†	9,437	1,123,852

Data Processing/Management - 0.6%

Fiserv, Inc.†	23,380	1,872,036
Paychex, Inc.	20,515	1,502,724

		3,374,760

Dental Supplies & Equipment - 0.4%

Align Technology, Inc.†	4,577	1,768,965
DENTSPLY SIRONA, Inc.	12,987	518,441

		2,287,406

Diagnostic Kits - 0.2%

IDEXX Laboratories, Inc.†	4,960	1,260,038

Distribution/Wholesale - 0.2%

Fastenal Co.#	16,428	958,738

E-Commerce/Products - 11.1%

Amazon.com, Inc.†	27,707	55,766,156
eBay, Inc.†	56,758	1,964,394
JD.com, Inc. ADR†#	52,685	1,649,041

		59,379,591

E-Commerce/Services - 1.6%

Booking Holdings, Inc.†	2,751	5,368,714
Ctrip.com International, Ltd. ADR†	26,603	1,041,507
Expedia Group, Inc.	7,843	1,023,512
MercadoLibre, Inc.#	2,521	863,216

		8,296,949

Electronic Components-Semiconductors - 7.6%

Broadcom, Inc.	23,455	5,137,349
Intel Corp.	266,096	12,887,029
Microchip Technology, Inc.#	13,421	1,154,609
Micron Technology, Inc.†	66,225	3,478,137
NVIDIA Corp.	34,661	9,728,649
Skyworks Solutions, Inc.	10,397	949,246
Texas Instruments, Inc.	55,898	6,282,935
Xilinx, Inc.	14,470	1,126,200

		40,744,154

Electronic Forms - 1.4%

Adobe Systems, Inc.†	28,121	7,410,165

Enterprise Software/Service - 0.4%

CA, Inc.	23,790	1,042,002
Workday, Inc., Class A†	8,348	1,290,100

		2,332,102

Entertainment Software - 1.3%

Activision Blizzard, Inc.	43,466	3,133,899
Electronic Arts, Inc.†	17,521	1,987,057
NetEase, Inc. ADR	4,359	861,818
Take-Two Interactive Software, Inc.†	6,531	872,280

		6,855,054

Food-Misc./Diversified - 1.4%

Kraft Heinz Co.	69,617	4,056,582
Mondelez International, Inc., Class A	84,230	3,598,306

		7,654,888

Hotels/Motels - 0.5%

Marriott International, Inc., Class A	20,177	2,551,785

Internet Content-Entertainment - 6.2%

Facebook, Inc., Class A†	136,965	24,068,859
Netflix, Inc.†	24,822	9,126,553

		33,195,412

Internet Security - 0.1%

Symantec Corp.	35,491	715,499

Medical Information Systems - 0.2%

Cerner Corp.†	18,947	1,233,639

Medical Instruments - 0.7%

Intuitive Surgical, Inc.†	6,469	3,622,640

Medical Products - 0.2%

Henry Schein, Inc.†#	8,795	683,196
Hologic, Inc.†	15,590	619,858

		1,303,054

Medical-Biomedical/Gene - 6.3%

Alexion Pharmaceuticals, Inc.†	12,705	1,553,059
Amgen, Inc.	37,785	7,549,821
Biogen, Inc.†	12,049	4,259,201
BioMarin Pharmaceutical, Inc.†	10,091	1,008,898
Celgene Corp.†	41,389	3,909,191
Gilead Sciences, Inc.	74,248	5,622,801
Illumina, Inc.†	8,394	2,978,443
Incyte Corp.†	12,104	894,607
Regeneron Pharmaceuticals, Inc.†	6,050	2,460,838
Shire PLC ADR	3,899	683,378
Vertex Pharmaceuticals, Inc.†	14,551	2,683,204

		33,603,441

Medical-Generic Drugs - 0.2%

Mylan NV†	29,434	1,151,752

Multimedia - 0.9%

Twenty-First Century Fox, Inc., Class A	60,187	2,732,490
Twenty-First Century Fox, Inc., Class B	45,597	2,047,305

		4,779,795

Networking Products - 2.4%

Cisco Systems, Inc.	268,545	12,828,395

Pharmacy Services - 0.5%

Express Scripts Holding Co.†	32,075	2,823,242

Radio - 0.3%

Sirius XM Holdings, Inc.#	255,746	1,815,797

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	21,621	2,070,859

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†	4,677	1,568,759

Retail-Catalog Shopping - 0.1%

Qurate Retail Group, Inc.†	25,145	522,765

Retail-Discount - 1.3%

Costco Wholesale Corp.	25,058	5,841,772
Dollar Tree, Inc.†	13,577	1,093,084

		6,934,856

Retail-Drug Store - 0.7%

Walgreens Boots Alliance, Inc.	56,626	3,882,279

Retail-Perfume & Cosmetics - 0.2%

Ulta Beauty, Inc.†	3,455	898,300

Retail-Restaurants - 0.8%

Starbucks Corp.	78,801	4,211,914

Semiconductor Components-Integrated Circuits - 1.7%

Analog Devices, Inc.	21,179	2,093,544
Maxim Integrated Products, Inc.	15,970	965,706
QUALCOMM, Inc.	84,661	5,817,057

		8,876,307

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	57,562	2,476,317
ASML Holding NV#	4,269	875,359
KLA-Tencor Corp.	8,901	1,034,385
Lam Research Corp.	9,367	1,621,334

		6,007,395

Toys - 0.1%

Hasbro, Inc.	7,134	708,478

Transport-Rail - 0.7%

CSX Corp.	49,985	3,706,888

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc.	6,267	756,740

Web Portals/ISP - 9.1%

Alphabet, Inc., Class A†	17,054	21,007,117
Alphabet, Inc., Class C†	19,926	24,273,654
Baidu, Inc. ADR†	16,031	3,630,701

		48,911,472

Total Long-Term Investment Securities
(cost $184,825,406)		504,263,398

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Registered Investment Companies - 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(2)	1,503,251	1,503,251

U.S. Government Treasuries - 0.3%

United States Treasury Bills 1.95% due 11/01/2018(3)	$ 300,000	299,027
1.99% due 11/15/2018(3)	300,000	298,777
2.10% due 01/03/2019(3)	1,200,000	1,191,429

		1,789,233

Total Short-Term Investment Securities
(cost $3,292,353)		3,292,484

REPURCHASE AGREEMENTS - 5.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount $29,231,137 collateralized by $26,100,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2024 and having an approximate value of $29,817,815 (cost $29,230,000)	29,230,000	29,230,000

TOTAL INVESTMENTS
(cost $217,347,759)	100.2%	536,785,882
Liabilities in excess of other assets	(0.2)	(1,083,904)

NET ASSETS	100.0%	$535,701,978

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2018.
(2)

At August 31, 2018, the Fund had loaned securities with a total value of $11,860,133. This was secured by collateral of $1,503,251, which was received in cash and subsequently invested in short-term investments currently valued at $1,503,251as reported in the Portfolio of Investments. Additional collateral of $10,599,945 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$537,533
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	504,406
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	80,365
United States Treasury Bills	0.00%	09/06/2018 to 03/28/2019	442,292
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	9,035,349

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	- American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
202	Long	NASDAQ 100 E-Mini Index	September 2018	$29,529,066	$30,951,450	$1,422,384

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$504,263,398	$—	$—	$504,263,398
Short-Term Investment Securities:
Registered Investment Companies	1,503,251	—	—	1,503,251
U.S. Government Treasuries	—	1,789,233	—	1,789,233
Repurchase Agreements	—	29,230,000	—	29,230,000

Total Investments at Value	$505,766,649	$31,019,233	$—	$536,785,882

Other Financial Instruments:†
Futures Contracts	$1,422,384	$—	$—	$1,422,384

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.6%
Advertising Services - 0.0%

Trade Desk, Inc., Class A†#	2,675	$379,529

Aerospace/Defense-Equipment - 0.4%

Harris Corp.	37,299	6,061,460

Applications Software - 10.3%

Intuit, Inc.	16,111	3,535,881
Microsoft Corp.	615,246	69,110,583
New Relic, Inc.†	31,290	3,215,361
RealPage, Inc.†	31,200	1,946,880
Red Hat, Inc.†	90,544	13,376,065
salesforce.com, Inc.†	192,189	29,343,417
ServiceNow, Inc.†	139,542	27,400,467
Tableau Software, Inc., Class A†	64,720	7,239,579

		155,168,233

Auto-Cars/Light Trucks - 0.5%

Tesla, Inc.†#	27,043	8,157,791

Building Products-Light Fixtures - 0.5%

Cree, Inc.†#	148,000	7,120,280

Cable/Satellite TV - 0.7%

Liberty Global PLC, Class C†	415,114	10,747,301

Chemicals-Diversified - 0.4%

DowDuPont, Inc.	77,000	5,400,010

Commercial Services - 0.1%

CoStar Group, Inc.†	4,000	1,768,640

Commercial Services-Finance - 7.7%

Equifax, Inc.	46,825	6,273,145
FleetCor Technologies, Inc.†	48,370	10,338,604
Global Payments, Inc.	124,145	15,465,984
PayPal Holdings, Inc.†	265,237	24,489,332
Square, Inc., Class A†	405,045	35,903,189
Total System Services, Inc.	81,208	7,888,545
TransUnion	79,133	5,958,715
WEX, Inc.†	49,689	9,451,842

		115,769,356

Computer Aided Design - 0.7%

Aspen Technology, Inc.†	6,015	693,890
Autodesk, Inc.†	4,450	686,858
Synopsys, Inc.†	96,500	9,856,510

		11,237,258

Computer Data Security - 0.1%

ForeScout Technologies, Inc.†	9,850	355,289
Sophos Group PLC*	214,615	1,459,357

		1,814,646

Computer Services - 1.9%

Accenture PLC, Class A	24,623	4,163,011
Capgemini SE	7,565	972,504
DXC Technology Co.	160,770	14,644,539
Genpact, Ltd.	229,146	7,021,033
Perspecta, Inc.	63,672	1,481,011

		28,282,098

Computer Software - 0.7%

Akamai Technologies, Inc.†	11,715	880,265
Dropbox, Inc., Class A†#	18,484	496,295
MongoDB, Inc.†#	120,850	8,696,366

		10,072,926

Computers - 3.2%

Apple, Inc.	177,726	40,455,770
Nutanix, Inc., Class A†	137,485	7,743,155

		48,198,925

Computers-Integrated Systems - 0.2%

Mercury Systems, Inc.†	65,838	3,588,829

Computers-Memory Devices - 2.2%

NetApp, Inc.	349,005	30,297,124
Pure Storage, Inc., Class A†	85,480	2,294,283

		32,591,407

Computers-Other - 0.3%

Lumentum Holdings, Inc.†#	76,862	5,218,930

E-Commerce/Products - 7.6%

Alibaba Group Holding, Ltd. ADR†#	108,797	19,040,563
Amazon.com, Inc.†	45,556	91,691,017
Etsy, Inc.†	68,945	3,356,932

		114,088,512

E-Commerce/Services - 4.1%

Booking Holdings, Inc.†	12,894	25,163,286
Ctrip.com International, Ltd. ADR†	732,792	28,688,807
GrubHub, Inc.†	42,615	6,141,247
TripAdvisor, Inc.†#	24,087	1,308,165

		61,301,505

E-Services/Consulting - 0.1%

CDW Corp.	14,520	1,271,371

Electronic Components-Misc. - 1.1%

Corning, Inc.	74,700	2,503,197
Flex, Ltd.†	600,159	8,276,193
Sensata Technologies Holding PLC†	45,800	2,425,110
Yageo Corp.	118,481	2,692,487

		15,896,987

Electronic Components-Semiconductors - 10.9%

Advanced Micro Devices, Inc.†#	953,633	24,002,943
ASPEED Technology, Inc.	45,000	1,047,534
Broadcom, Inc.	101,530	22,238,116
Infineon Technologies AG	68,420	1,740,854
Intel Corp.	14,155	685,527
IPG Photonics Corp.†	17,622	3,092,308
Microchip Technology, Inc.#	164,976	14,192,885
Micron Technology, Inc.†	682,349	35,836,969
NVIDIA Corp.	50,180	14,084,522
ON Semiconductor Corp.†	88,805	1,895,099
Qorvo, Inc.†	72,200	5,782,498
Samsung Electronics Co., Ltd.	493,867	21,495,626
Sino-American Silicon Products, Inc.	1,352,000	3,873,547
SK Hynix, Inc.	39,751	2,963,961
Texas Instruments, Inc.	98,520	11,073,648

		164,006,037

Electronic Measurement Instruments - 0.3%

Chroma ATE, Inc.	381,000	2,102,540
Itron, Inc.†	26,781	1,778,258

		3,880,798

Enterprise Software/Service - 3.4%

Atlassian Corp. PLC, Class A†	9,445	850,144
Guidewire Software, Inc.†	58,270	5,860,214
Paycom Software, Inc.†#	107,555	16,683,932
Veeva Systems, Inc., Class A†	37,775	3,942,199
Workday, Inc., Class A†	158,183	24,445,601

		51,782,090

Entertainment Software - 1.7%

Activision Blizzard, Inc.	50,185	3,618,338
Electronic Arts, Inc.†	43,315	4,912,354
NetEase, Inc. ADR	20,400	4,033,284
Nexon Co., Ltd.†	279,100	3,501,624
Take-Two Interactive Software, Inc.†	68,650	9,168,894

		25,234,494

Finance-Credit Card - 3.4%

Alliance Data Systems Corp.	26,353	6,287,299
Mastercard, Inc., Class A	47,895	10,324,246
Visa, Inc., Class A#	233,159	34,248,725

		50,860,270

Finance-Mortgage Loan/Banker - 0.2%

Ellie Mae, Inc.†#	34,412	3,625,992

Industrial Automated/Robotic - 0.2%

Cognex Corp.	26,290	1,414,402
FANUC Corp.	4,500	881,896

		2,296,298

Internet Application Software - 3.0%

Okta, Inc.†#	240,965	14,898,866
Tencent Holdings, Ltd.	695,727	30,138,198

		45,037,064

Internet Content-Entertainment - 4.0%

Facebook, Inc., Class A†	274,167	48,179,367
Netflix, Inc.†	32,935	12,109,541

		60,288,908

Internet Content-Information/News - 0.1%

Spotify Technology SA†#	9,454	1,791,722

Internet Security - 2.6%

Mimecast, Ltd.†	8,540	355,179
Palo Alto Networks, Inc.†	78,550	18,156,833
Proofpoint, Inc.†	102,485	12,159,845
Symantec Corp.	359,156	7,240,585
Zscaler, Inc.†#	26,955	1,153,404

		39,065,846

Internet Telephone - 1.7%

RingCentral, Inc., Class A†	125,265	11,668,435
Twilio, Inc., Class A†	173,420	13,988,057

		25,656,492

Lasers-System/Components - 0.4%

Coherent, Inc.†#	28,002	5,337,181

Machinery-Electrical - 0.1%

Bloom Energy Corp. Class A†#	69,610	2,084,820

Medical Instruments - 0.2%

Intuitive Surgical, Inc.†	6,240	3,494,400

Medical-Drugs - 0.2%

Grifols SA ADR	128,700	2,799,225

Metal Processors & Fabrication - 0.2%

Catcher Technology Co., Ltd.	264,000	3,236,074

Multimedia - 0.6%

Naspers, Ltd. ADR, Class N#	217,200	9,776,172

Networking Products - 0.9%

Arista Networks, Inc.†	43,685	13,060,941
Cisco Systems, Inc.	17,015	812,807

		13,873,748

Office Automation & Equipment - 0.3%

Zebra Technologies Corp., Class A†	22,725	3,902,792

Photo Equipment & Supplies - 0.8%

Largan Precision Co., Ltd.	45,000	6,893,212
Sunny Optical Technology Group Co., Ltd.	401,785	5,106,297

		11,999,509

Publishing-Newspapers - 0.1%

News Corp., Class A	167,400	2,187,918

Retail-Apparel/Shoe - 0.5%

Zalando SE†*	133,730	7,034,892

Retail-Vision Service Center - 0.1%

JAND, Inc. (dba Warby Parker), Class A †(1)(2)(3)	49,774	761,492

Semiconductor Components-Integrated Circuits - 3.4%

Integrated Device Technology, Inc.†	82,325	3,497,989
Marvell Technology Group, Ltd.	873,152	18,056,783
Maxim Integrated Products, Inc.	116,500	7,044,755
QUALCOMM, Inc.	125,751	8,640,351
Taiwan Semiconductor Manufacturing Co., Ltd.	979,780	8,166,163
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	139,610	6,086,996

		51,493,037

Semiconductor Equipment - 3.7%

Applied Materials, Inc.	134,000	5,764,680
ASML Holding NV#	25,495	5,227,750
FormFactor, Inc.†	132,642	2,049,319
KLA-Tencor Corp.	106,910	12,424,011
Kulicke & Soffa Industries, Inc.	68,739	1,772,779
Lam Research Corp.	97,400	16,858,966
Teradyne, Inc.	202,677	8,348,266
Tokyo Electron, Ltd.	17,700	3,006,817

		55,452,588

Transactional Software - 0.1%

Amadeus IT Group SA	10,290	954,574

Web Hosting/Design - 0.3%

GoDaddy, Inc., Class A†	27,203	2,215,956
Shopify, Inc., Class A†	12,455	1,814,320

		4,030,276

Web Portals/ISP - 7.1%

Alphabet, Inc., Class A†	30,827	37,972,699
Alphabet, Inc., Class C†	37,363	45,515,233
Baidu, Inc. ADR†	2,260	511,845
Mail.ru Group, Ltd. GDR†	443,516	9,535,594
NAVER Corp.	13,531	9,141,007
Yandex NV, Class A†	136,501	4,385,777

		107,062,155

Wireless Equipment - 0.3%

Motorola Solutions, Inc.	21,790	2,796,964
Samsung SD Co., Ltd.	10,270	2,177,353

		4,974,317

Total Common Stocks
(cost $1,108,664,690)		1,408,117,175

CONVERTIBLE PREFERRED SECURITIES - 0.6%
E-Commerce/Services - 0.3%

Airbnb, Inc., Series E†(1)(2)(3)	26,943	3,086,051
Uber Technologies, Inc., Series D†(1)(2)(3)	36,257	1,671,851
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3))	11,731	597,484

		5,355,386

IT Services - 0.1%

Mesosphere, Inc. Series D†(1)(2)(3)	151,129	1,670,656

Retail-Vision Service Center - 0.1%

JAND, Inc. (dba Warby Parker) Series E †(1)(2)(3)	61,401	939,374

Web Portals/ISP - 0.1%

Pinterest, Inc., Series G†(1)(2)(3)	205,650	1,279,143

Total Convertible Preferred Securities
(cost $7,504,511)		9,244,559

REGISTERED INVESTMENT COMPANIES - 1.5%

Altaba, Inc.† (cost $12,887,072)	320,800	22,311,640

Total Long-Term Investment Securities
(cost $1,129,056,273)		1,439,673,374

SHORT-TERM INVESTMENT SECURITIES - 3.3%
Registered Investment Companies - 3.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87%(4)	501,667	501,667
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(4)(5)	9,280,545	9,280,545
T. Rowe Price Government Reserve Fund 1.99%(4)	39,922,505	39,922,505

Total Short-Term Investment Securities
(cost $49,704,717)		49,704,717

REPURCHASE AGREEMENTS - 0.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount of $2,159,084 collateralized by $1,930,000 of U.S. Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $2,204,919 (cost $2,159,000)	$2,159,000	2,159,000

TOTAL INVESTMENTS
(cost $1,180,919,990)	99.2%	1,491,537,091
Other assets less liabilities	0.8	12,231,247

NET ASSETS	100.0%	$1,503,768,338

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $8,494,249 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $10,006,051, representing 0.7% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

As of August 31, 2018, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
JAND, Inc., (dba Warby Parker), Class A	03/09/2018	$49,774	$782,298	$761,492	15.30	0.05
Convertible Preferred Securities
Airbnb, Inc. Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	3,086,051	114.54	0.21

JAND, Inc., (dba Warby Parker), Series E	03/09/2018	61,401	965,040	939,374	15.30	0.06
Mesosphere, Inc. Series D	05/04/2018	151,129	1,670,656	1,670,656	11.05	0.11
Pinterest, Inc. Series G	03/19/2015	205,650	1,476,380	1,279,143	6.22	0.09
Uber Technologies, Inc. Series D	06/05/2014	36,257	562,457	1,671,851	46.11	0.11
Xiaoju Kuaizhi, Inc. Series A-17	10/19/2015	11,731	321,737	597,484	50.93	0.04

				$10,006,051		0.67%

(4)	The rate shown is the 7-day yield as of August 31, 2018.
(5)

At August 31, 2018, the Fund had loaned securities with a total value of $117,139,722. This was secured by collateral of $9,280,545, which was received in cash and subsequently invested in short-term investments currently valued at $9,280,545 as reported in the Portfolio of Investments. Additional collateral of $110,104,953 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$338,460
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	317,601
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	50,602
United States Treasury Bills	0.00%	09/06/2018 to 03/28/2019	11,419,279
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	97,979,011

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Retail - Vision Service Center	$—	$—	$761,492	$761,492
Other Industries	1,407,355,683	—	—	1,407,355,683
Convertible Preferred Securities	—	—	9,244,559	9,244,559
Registered Investment Companies	22,311,640	—	—	22,311,640
Short-Term Investment Securities	49,704,717	—	—	49,704,717
Repurchase Agreements	—	2,159,000	—	2,159,000

Total Investments at Value	$1,479,372,040	$2,159,000	$10,006,051	$1,491,537,091

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $124,015,326 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.2%
Airlines - 0.8%

Azul SA ADR†#	77,720	$1,307,250

Applications Software - 2.1%

HubSpot, Inc.†#	8,950	1,286,115
MINDBODY, Inc., Class A†#	64,970	2,410,387

		3,696,502

Auto Repair Centers - 1.0%

Monro, Inc.#	23,710	1,682,225

Auto/Truck Parts & Equipment-Original - 1.1%

Altra Industrial Motion Corp.	47,180	1,842,379

Banks-Commercial - 1.8%

Texas Capital Bancshares, Inc.†	17,440	1,550,416
Western Alliance Bancorp†	28,223	1,627,056

		3,177,472

Banks-Mortgage - 0.5%

Walker & Dunlop, Inc.	15,870	864,915

Building & Construction Products-Misc. - 1.5%

Simpson Manufacturing Co., Inc.	33,050	2,537,248

Casino Services - 1.3%

Eldorado Resorts, Inc.†#	46,490	2,233,844

Chemicals-Specialty - 4.0%

Ashland Global Holdings, Inc.	29,770	2,506,634
Ferro Corp.†	114,390	2,510,861
Versum Materials, Inc.	45,570	1,813,230

		6,830,725

Commercial Services - 1.1%

Weight Watchers International, Inc.†	24,610	1,843,289

Commercial Services-Finance - 2.9%

Euronet Worldwide, Inc.†	32,778	3,205,688
WEX, Inc.†	9,450	1,797,579

		5,003,267

Computer Services - 1.1%

WNS Holdings, Ltd. ADR†	36,700	1,902,161

Computer Software - 5.5%

Cornerstone OnDemand, Inc.†	50,330	2,846,665
Envestnet, Inc.†	28,080	1,774,656
InterXion Holding NV†	37,754	2,489,121
SendGrid, Inc.†	65,130	2,362,265

		9,472,707

Computers-Other - 1.5%

Lumentum Holdings, Inc.†#	37,384	2,538,374

Data Processing/Management - 1.0%

Fair Isaac Corp.†	7,630	1,762,377

Distribution/Wholesale - 2.4%

H&E Equipment Services, Inc.	61,310	2,134,201
SiteOne Landscape Supply, Inc.†#	21,660	1,957,414

		4,091,615

Diversified Manufacturing Operations - 1.9%

Harsco Corp.†	117,490	3,319,092

Electric Products-Misc. - 1.0%

Littelfuse, Inc.#	7,862	1,757,629

Electronic Components-Semiconductors - 1.6%

Monolithic Power Systems, Inc.	10,815	1,620,844
Tower Semiconductor, Ltd.†#	55,186	1,203,055

		2,823,899

Enterprise Software/Service - 2.7%

Black Knight, Inc.†	52,991	2,829,719
Coupa Software, Inc.†#	25,180	1,805,658

		4,635,377

Finance-Mortgage Loan/Banker - 0.7%

LendingTree, Inc.†#	4,793	1,214,307

Food-Misc./Diversified - 2.1%

Nomad Foods, Ltd.†	177,610	3,703,168

Footwear & Related Apparel - 1.2%

Steven Madden, Ltd.	35,935	2,089,620

Gambling (Non-Hotel) - 1.0%

Red Rock Resorts, Inc., Class A	50,860	1,660,070

Health Care Cost Containment - 1.0%

HealthEquity, Inc.†	18,830	1,773,974

Insurance-Life/Health - 0.9%

Primerica, Inc.	12,710	1,553,798

Insurance-Multi-line - 0.3%

Kemper Corp.	5,860	476,711

Internet Telephone - 3.0%

RingCentral, Inc., Class A†	55,221	5,143,836

Machine Tools & Related Products - 1.5%

Kennametal, Inc.	62,620	2,557,401

Machinery-General Industrial - 1.1%

Welbilt, Inc.†	83,750	1,853,387

Medical Labs & Testing Services - 1.6%

Teladoc Health, Inc.†#	34,820	2,700,291

Medical Products - 2.5%

Globus Medical, Inc., Class A†	35,470	1,889,487
iRhythm Technologies, Inc.†	7,890	734,480
Penumbra, Inc.†	11,720	1,627,322

		4,251,289

Medical-Biomedical/Gene - 13.0%

Amicus Therapeutics, Inc.†#	146,087	1,969,253
Aptinyx, Inc.†	34,030	816,039
Assembly Biosciences, Inc.†	18,120	724,800
Audentes Therapeutics, Inc.†	28,900	1,051,960
Bluebird Bio, Inc.†#	10,298	1,733,153
Blueprint Medicines Corp.†#	18,152	1,391,714
Celyad SA ADR†#	20,226	618,309
CytomX Therapeutics, Inc.†	28,440	639,616
Exact Sciences Corp.†#	24,740	1,852,778
Five Prime Therapeutics, Inc.†	45,572	638,008
Immunomedics, Inc.†#	88,820	2,376,823
Iovance Biotherapeutics, Inc.†#	99,638	1,763,593
Ligand Pharmaceuticals, Inc.†#	10,569	2,744,664
Loxo Oncology, Inc.†#	14,059	2,375,690
Sage Therapeutics, Inc.†#	9,238	1,517,434
Sienna Biopharmaceuticals, Inc.†#	16,720	278,555

		22,492,389

Medical-Drugs - 2.6%

Aimmune Therapeutics, Inc.†#	28,280	789,295
Apellis Pharmaceuticals, Inc.†	41,480	803,053
Kura Oncology, Inc.†	59,530	1,220,365
Madrigal Pharmaceuticals, Inc.†#	6,920	1,655,333

		4,468,046

Medical-Wholesale Drug Distribution - 0.9%

Diplomat Pharmacy, Inc.†#	76,830	1,587,308

Oil Companies-Exploration & Production - 0.7%

SRC Energy, Inc.†	123,380	1,148,668

Oil-Field Services - 1.4%

Newpark Resources, Inc.†	224,780	2,360,190

Patient Monitoring Equipment - 2.7%

Insulet Corp.†#	22,180	2,312,709
Masimo Corp.†	19,980	2,355,442

		4,668,151

Recreational Centers - 1.6%

Planet Fitness, Inc., Class A†	52,990	2,722,096

Retail-Automobile - 0.8%

Lithia Motors, Inc., Class A#	15,959	1,378,858

Retail-Building Products - 1.7%

At Home Group, Inc.†	64,250	2,210,843
Beacon Roofing Supply, Inc.†	21,030	779,792

		2,990,635

Retail-Discount - 1.0%

Ollie’s Bargain Outlet Holdings, Inc.†	19,899	1,733,203

Retail-Pet Food & Supplies - 0.6%

Freshpet, Inc.†#	28,390	1,054,689

Retail-Restaurants - 3.9%

Dave & Buster’s Entertainment, Inc.†	24,680	1,435,636
Dine Brands Global, Inc.#	32,470	2,708,647
Wendy’s Co.	80,350	1,418,177
Wingstop, Inc.	16,740	1,120,743

		6,683,203

Retail-Vision Service Center - 0.8%

National Vision Holdings, Inc.†	32,210	1,425,293

Rubber/Plastic Products - 0.9%

Proto Labs, Inc.†	10,130	1,574,709

Schools - 1.5%

Grand Canyon Education, Inc.†#	22,204	2,645,385

Security Services - 0.7%

Brink’s Co.	15,980	1,200,098

Semiconductor Components-Integrated Circuits - 1.9%

Cypress Semiconductor Corp.#	72,140	1,241,529
Integrated Device Technology, Inc.†	49,420	2,099,856

		3,341,385

Semiconductor Equipment - 0.9%

MKS Instruments, Inc.	16,720	1,553,288

Steel-Specialty - 1.6%

Allegheny Technologies, Inc.†#	105,430	2,849,773

Therapeutics - 1.5%

GW Pharmaceuticals PLC ADR†#	12,880	1,890,527
Vital Therapies, Inc.†#	87,564	704,890

		2,595,417

Transport-Truck - 1.2%

Saia, Inc.†	27,080	2,146,090

Web Hosting/Design - 2.6%

Q2 Holdings, Inc.†	22,940	1,429,162
Wix.com, Ltd.†	26,860	2,984,146

		4,413,308

Total Long-Term Investment Securities
(cost $128,955,521)		169,332,381

SHORT-TERM INVESTMENT SECURITIES - 0.8%
Registered Investment Companies - 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(2) (cost $1,450,000)	1,450,000	1,450,000

REPURCHASE AGREEMENTS - 2.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount of $4,433,172 collateralized by $3,960,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $4,524,082 (cost $4,433,000)	$4,433,000	4,433,000

TOTAL INVESTMENTS
(cost $134,838,521)	101.6%	175,215,381
Liabilities in excess of other assets	(1.6)	(2,721,016)

NET ASSETS	100.0%	$172,494,365

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At August 31, 2018, the Fund had loaned securities with a total value of $37,555,654. This was secured by collateral of $1,450,000, which was received in cash and subsequently invested in short-term investments currently valued at $1,450,000 as reported in the Portfolio of Investments. Additional collateral of $36,876,476 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$1,219,307
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	1,144,162
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	182,295
United States Treasury Bills	0.00%	10/18/2018 to 02/28/2019	556,789
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 02/15/2048	33,773,923

(2)	The rate shown is the 7-day yield as of August 31, 2018.
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$169,332,381	$—	$—	$169,332,381
Short-Term Investment Securities	1,450,000	—	—	1,450,000
Repurchase Agreements	—	4,433,000	—	4,433,000

Total Investments at Value	$170,782,381	$4,433,000	$—	$175,215,381

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investment

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.8%
Advanced Materials - 0.1%

Core Molding Technologies, Inc.	7,500	$68,775
Haynes International, Inc.	9,000	354,600

		423,375

Advertising Agencies - 0.0%

Telaria, Inc.†	20,000	82,200

Advertising Services - 0.1%

Fluent, Inc.†#	50,000	120,000
Marin Software, Inc.†#	13,571	45,463

		165,463

Aerospace/Defense - 1.0%

Cubic Corp.	10,000	757,000
MSA Safety, Inc.	10,502	1,061,647
Teledyne Technologies, Inc.†	6,200	1,471,012

		3,289,659

Aerospace/Defense-Equipment - 0.3%

Aerojet Rocketdyne Holdings, Inc.†	13,549	475,705
CPI Aerostructures, Inc.†	8,000	66,800
Moog, Inc., Class A	3,800	299,858

		842,363

Agricultural Operations - 0.1%

Alico, Inc.	2,860	92,378
Cadiz, Inc.†#	14,400	138,240

		230,618

Airlines - 0.1%

Hawaiian Holdings, Inc.	10,000	415,000

Apparel Manufacturers - 0.6%

Carter’s, Inc.	17,678	1,872,631
Cherokee, Inc.†#	6,400	5,504
Delta Apparel, Inc.†	5,500	102,025
Lakeland Industries, Inc.†	10,000	132,000

		2,112,160

Applications Software - 1.5%

Avalara, Inc.†#	957	35,399
Brightcove, Inc.†	9,000	73,800
BSQUARE Corp.†	15,000	34,500
Descartes Systems Group, Inc.†	24,200	847,000
Five9, Inc.†#	14,671	704,941
PDF Solutions, Inc.†#	14,640	127,661
Tableau Software, Inc., Class A†#	27,681	3,096,397
Telenav, Inc.†	28,000	156,800

		5,076,498

Athletic Equipment - 0.1%

Clarus Corp.	16,400	169,740

Audio/Video Products - 0.0%

VOXX International Corp.†	20,000	108,000

Auto Repair Centers - 0.3%

Monro, Inc.#	14,225	1,009,264

Auto-Heavy Duty Trucks - 0.0%

REV Group, Inc.#	7,065	120,176

Auto/Truck Parts & Equipment-Original - 1.0%

Allison Transmission Holdings, Inc.	20,103	998,315
Altra Industrial Motion Corp.	31,721	1,238,705
Gentherm, Inc.†	15,170	746,364
SORL Auto Parts, Inc.†#	15,300	70,992
Strattec Security Corp.	1,500	51,450
Visteon Corp.†	2,574	284,144

		3,389,970

Auto/Truck Parts & Equipment-Replacement - 0.4%

Douglas Dynamics, Inc.	27,665	1,267,057

Banks-Commercial - 9.9%

1st Constitution Bancorp#	6,400	135,360
AmeriServ Financial, Inc.	22,000	100,100
Anchor Bancorp, Inc.†	3,000	85,950
Associated Banc-Corp.	64,569	1,759,505
Atlantic Capital Bancshares, Inc.†	11,392	207,904
Bank of Commerce Holdings	7,640	98,556
BankUnited, Inc.	63,601	2,467,083
Baycom Corp.†	6,000	157,200
Blue Hills Bancorp, Inc.	12,107	278,461
Bridge Bancorp, Inc.	10,300	360,500
C&F Financial Corp.	3,000	186,900
Cadence BanCorp#	49,624	1,401,878
Capstar Financial Holdings, Inc.	7,500	131,025
Chemung Financial Corp.	5,500	231,000
Citizens Holding Co.	4,500	104,175
Codorus Valley Bancorp, Inc.	3,307	103,476
Columbia Banking System, Inc.	6,869	290,215
Commerce Bancshares, Inc.	20,141	1,431,219
FB Financial Corp.	11,509	506,166
First Bancorp, Inc./Maine	7,165	209,791
First Bancshares, Inc.	2,900	119,045
First Bank	10,000	143,000
First Financial Bancorp	46,332	1,454,825
First Hawaiian, Inc.	60,518	1,754,417
First Horizon National Corp.	112,910	2,079,802
First Interstate BancSystem, Inc., Class A	18,100	840,745
First Northwest Bancorp†	6,500	108,810
Great Western Bancorp, Inc.	39,846	1,734,895
Guaranty Bancorp	9,800	306,250
Hawthorn Bancshares, Inc.	3,120	69,108
Heritage Commerce Corp.	21,179	335,475
Heritage Financial Corp.#	10,300	373,890
Home BancShares, Inc.	28,500	667,185
Hope Bancorp, Inc.	14,300	250,393
IBERIABANK Corp.	22,360	1,937,494
Live Oak Bancshares, Inc.#	11,113	336,168
MBT Financial Corp.	15,300	167,535
MidSouth Bancorp, Inc.	9,800	150,430
National Commerce Corp.†	3,300	145,200
Northrim BanCorp, Inc.	3,600	160,380
Ohio Valley Banc Corp.#	4,000	168,600
Origin Bancorp, Inc.#	3,959	160,419
Penns Woods Bancorp, Inc.	3,200	144,896
Peoples Bancorp of North Carolina, Inc.	6,050	184,646
Pinnacle Financial Partners, Inc.	9,558	616,969
Premier Financial Bancorp, Inc.	5,892	114,894
Prosperity Bancshares, Inc.	7,100	531,364
SB One Bancorp#	6,000	166,800
Seacoast Banking Corp. of Florida†	20,924	661,617
Shore Bancshares, Inc.	8,000	150,320

Simmons First National Corp., Class A	8,900	281,240
South State Corp.	4,536	373,993
Sterling Bancorp, Inc.	13,336	163,366
Texas Capital Bancshares, Inc.†	3,650	324,485
Towne Bank	11,900	387,940
United Security Bancshares	23,355	259,241
Unity Bancorp, Inc.	8,000	195,200
Univest Corp. of Pennsylvania	9,771	278,474
Webster Financial Corp.	6,415	419,413
Western Alliance Bancorp†	43,463	2,505,642
Western New England Bancorp, Inc.	8,000	85,200
Wintrust Financial Corp.	20,830	1,844,496

		33,400,726

Banks-Super Regional - 0.1%

Independent Bank Group, Inc.	4,637	321,112

Brewery - 0.3%

Boston Beer Co., Inc., Class A†#	2,807	850,942

Building & Construction Products-Misc. - 0.9%

Aspen Aerogels, Inc.†	28,200	136,488
Gibraltar Industries, Inc.†	12,755	579,077
Quanex Building Products Corp.	8,984	147,338
Simpson Manufacturing Co., Inc.	4,600	353,142
USG Corp.†	39,732	1,712,449

		2,928,494

Building & Construction-Misc. - 0.4%

Willscot Corp.†#	83,334	1,454,178

Building Products-Air & Heating - 0.0%

Lennox International, Inc.	300	66,843

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc.#	250	49,680

Building Products-Doors & Windows - 0.4%

JELD-WEN Holding, Inc.†	41,104	999,649
PGT Innovations , Inc.†	13,790	335,097

		1,334,746

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	22,000	113,740

Building-Heavy Construction - 0.1%

Goldfield Corp.†	31,500	149,625
Orion Group Holdings, Inc.†	16,100	138,782

		288,407

Building-Maintenance & Services - 0.5%

Brightview Holdings, Inc.†#	75,406	1,339,210
Rentokil Initial PLC	100,316	422,678

		1,761,888

Building-Mobile Home/Manufactured Housing - 0.1%

Skyline Champion Corp.	11,402	329,632

Building-Residential/Commercial - 0.2%

Hovnanian Enterprises, Inc., Class A†	61,200	95,472
New Home Co., Inc.†	10,500	92,190
TRI Pointe Group, Inc.†#	35,517	514,641

		702,303

Cable/Satellite TV - 0.3%

Cable One, Inc.	1,197	1,002,775

Casino Hotels - 0.2%

Boyd Gaming Corp.	1,400	50,988
Monarch Casino & Resort, Inc.†	13,156	618,990

		669,978

Casino Services - 0.0%

Gaming Partners International Corp.	8,967	78,013

Cellular Telecom - 0.1%

NII Holdings, Inc.†#	50,000	287,000

Chemicals-Diversified - 0.7%

Orion Engineered Carbons SA	10,159	365,724
Quaker Chemical Corp.	11,162	2,010,723

		2,376,447

Chemicals-Plastics - 0.1%

PolyOne Corp.	7,800	329,628

Chemicals-Specialty - 1.9%

CSW Industrials, Inc.†	4,558	255,248
GCP Applied Technologies, Inc.†	69,787	1,758,632
Minerals Technologies, Inc.	4,700	315,605
Oil-Dri Corp. of America	4,900	199,185
PQ Group Holdings, Inc.†	96,270	1,713,606
Univar, Inc.†	8,200	228,124
Valvoline, Inc.#	88,255	1,899,248

		6,369,648

Coal - 0.0%

Advanced Emissions Solutions, Inc.	14,000	159,880

Commercial Services - 1.4%

Acacia Research Corp.†	40,000	156,000
Collectors Universe, Inc.	7,200	107,496
CoreLogic, Inc.†	27,686	1,407,556
Healthcare Services Group, Inc.#	6,900	284,349
HMS Holdings Corp.†	20,200	647,410
Performant Financial Corp.†	50,000	121,000
Reis, Inc.	7,000	161,350
ServiceMaster Global Holdings, Inc.†	21,417	1,290,803
ServiceSource International, Inc.†	40,000	127,600
Team, Inc.†#	13,200	307,560

		4,611,124

Commercial Services-Finance - 0.6%

Euronet Worldwide, Inc.†	3,302	322,936
Evo Payments, Inc., Class A†#	2,800	65,856
Morningstar, Inc.	10,154	1,445,117
PRGX Global, Inc.†	26,500	253,075

		2,086,984

Communications Software - 0.0%

Seachange International, Inc.†	54,500	89,925

Computer Aided Design - 0.6%

Aspen Technology, Inc.†	17,204	1,984,653

Computer Data Security - 0.1%

CyberArk Software, Ltd.†	5,290	398,972

Computer Services - 0.1%

Computer Task Group, Inc.†	19,600	114,464
Information Services Group, Inc.†	27,400	135,630
StarTek, Inc.†	10,000	60,600

		310,694

Computer Software - 1.3%

Checkr, Inc.†(1)(2)(3)	700	8,603
Cision, Ltd.†#	115,649	2,094,403
Computer Modelling Group, Ltd.	17,000	113,594
Cornerstone OnDemand, Inc.†	17,767	1,004,902
SS&C Technologies Holdings, Inc.	20,600	1,222,404

		4,443,906

Computers-Integrated Systems - 0.2%

Agilysys, Inc.†	13,000	208,910
Cray, Inc.†	10,000	217,000
Echelon Corp.†	11,200	94,640

		520,550

Computers-Memory Devices - 0.1%

Pure Storage, Inc., Class A†	6,669	178,996
Quantum Corp.†	35,600	71,912

		250,908

Computers-Other - 0.2%

Lumentum Holdings, Inc.†#	8,400	570,360

Computers-Periphery Equipment - 0.1%

Key Tronic Corp.†	9,633	77,064
TransAct Technologies, Inc.	7,500	105,750

		182,814

Consulting Services - 0.2%

Booz Allen Hamilton Holding Corp.	14,700	752,052

Consumer Products-Misc. - 0.0%

Acme United Corp.	4,570	100,174
CSS Industries, Inc.	4,500	62,460

		162,634

Containers-Metal/Glass - 0.3%

Crown Holdings, Inc.†#	20,219	865,575

Containers-Paper/Plastic - 0.0%

Multi-Color Corp.	1,241	76,632

Cosmetics & Toiletries - 0.1%

CCA Industries, Inc.†	3,421	9,750
Edgewell Personal Care Co.†#	8,400	474,348

		484,098

Data Processing/Management - 0.0%

Amber Road, Inc.†	9,700	84,681
Innodata, Inc.†	52,600	76,270

		160,951

Diagnostic Kits - 0.2%

Quidel Corp.†	9,700	745,736

Disposable Medical Products - 0.9%

ICU Medical, Inc.†	7,948	2,432,088
STERIS PLC	5,700	652,194

		3,084,282

Distribution/Wholesale - 2.6%

BlueLinx Holdings, Inc.†	8,000	287,440
Educational Development Corp.	16,000	192,000
Houston Wire & Cable Co.†	14,739	120,860
KAR Auction Services, Inc.	39,764	2,492,805
Pool Corp.	28,595	4,697,015
SiteOne Landscape Supply, Inc.†#	9,400	849,478
Watsco, Inc.#	400	69,996

		8,709,594

Diversified Manufacturing Operations - 0.4%

AZZ, Inc.	9,900	532,125
Barnes Group, Inc.	6,300	428,778
GP Strategies Corp.†	8,000	152,400
LSB Industries, Inc.†#	17,500	152,600
Synalloy Corp.	7,900	181,305

		1,447,208

Diversified Operations - 0.3%

Spectrum Brands Holdings, Inc.	10,136	880,312

Diversified Operations/Commercial Services - 0.1%

Colliers International Group, Inc.	3,135	255,659
Volt Information Sciences, Inc.†	14,393	50,376

		306,035

E-Commerce/Products - 0.0%

CafePress, Inc.†	11,400	14,478
EVINE Live, Inc.†	90,000	115,200
US Auto Parts Network, Inc.†	20,000	29,200

		158,878

E-Commerce/Services - 1.0%

A Place For Rover, Inc.†(1)(2)(3)	513	3,476
Cargurus, Inc.†#	11,203	552,532
GrubHub, Inc.†	14,996	2,161,074
Leaf Group, Ltd.†	25,000	276,250
Quotient Technology, Inc.†#	13,390	200,180
SurveyMonkey, Inc.†(1)(2)(3)	5,062	51,658

		3,245,170

Educational Software - 0.7%

2U, Inc.†	6,244	557,964
Instructure, Inc.†#	42,046	1,721,784

		2,279,748

Electric Products-Misc. - 0.4%

Graham Corp.	5,800	161,298
Littelfuse, Inc.	500	111,780
Novanta, Inc.†	13,689	1,048,577

		1,321,655

Electric-Distribution - 0.1%

Genie Energy, Ltd., Class B	12,500	67,625
Spark Energy, Inc., Class A#	13,000	114,400

		182,025

Electric-Integrated - 1.7%

NorthWestern Corp.	37,954	2,275,722
PNM Resources, Inc.	17,200	669,940
Portland General Electric Co.	52,644	2,442,681
SCANA Corp.	7,400	283,716

		5,672,059

Electronic Components-Misc. - 0.1%

Bel Fuse, Inc., Class B	6,000	171,900
Sparton Corp.†	5,900	75,343
Sypris Solutions, Inc.†	7,000	11,200

		258,443

Electronic Components-Semiconductors - 0.8%

CTS Corp.	8,900	328,855
DSP Group, Inc.†	11,500	147,775
EMCORE Corp.†	9,200	44,620
GSI Technology, Inc.†	19,800	138,798
Impinj, Inc.†#	11,000	236,280
Inphi Corp.†#	11,400	422,598
Lattice Semiconductor Corp.†	75,025	614,455
MACOM Technology Solutions Holdings, Inc.†#	11,400	262,770
Monolithic Power Systems, Inc.	847	126,940
Pixelworks, Inc.†	22,000	121,220
Richardson Electronics, Ltd.	15,000	135,450

		2,579,761

Electronic Measurement Instruments - 0.2%

CyberOptics Corp.†#	6,700	149,410
National Instruments Corp.	10,597	506,007

		655,417

Electronics-Military - 0.0%

Arotech Corp.†	34,800	116,580

Energy-Alternate Sources - 0.3%

Aemetis, Inc.†#	17,800	22,072
Amyris, Inc.†#	35,887	321,906
Clean Energy Fuels Corp.†	85,000	233,750
NextEra Energy Partners LP	6,300	305,550

		883,278

Engineering/R&D Services - 0.0%

Iteris, Inc.†#	26,210	134,981

Engines-Internal Combustion - 0.3%

Gates Industrial Corp. PLC†#	54,140	986,972

Enterprise Software/Service - 3.1%

Blackbaud, Inc.	19,014	1,988,294
Coupa Software, Inc.†#	8,600	616,706
Guidewire Software, Inc.†#	21,028	2,114,786
Manhattan Associates, Inc.†	29,496	1,710,473
MicroStrategy, Inc., Class A†	7,545	1,124,205
Paycom Software, Inc.†#	500	77,560
SailPoint Technologies Holding, Inc.†	33,400	1,033,062
Tyler Technologies, Inc.†	7,679	1,896,329

		10,561,415

Entertainment Software - 0.1%

Zynga, Inc., Class A†	115,700	481,312

Environmental Consulting & Engineering - 0.0%

Ecology and Environment, Inc., Class A	6,000	80,100

Filtration/Separation Products - 0.2%

ESCO Technologies, Inc.	10,078	681,777

Finance-Auto Loans - 0.0%

Consumer Portfolio Services, Inc.†	24,500	94,570

Finance-Consumer Loans - 0.5%

Asta Funding, Inc.	13,200	48,840
Encore Capital Group, Inc.†#	9,000	348,750
PRA Group, Inc.†#	17,900	654,245
Regional Management Corp.†	8,200	273,306
SLM Corp.†	31,208	365,758

		1,690,899

Finance-Investment Banker/Broker - 0.8%

JMP Group LLC	16,300	86,227
Lazard, Ltd., Class A	26,971	1,298,384
Moelis & Co., Class A	20,022	1,162,277

		2,546,888

Finance-Leasing Companies - 0.1%

California First National Bancorp	11,000	192,500
Marlin Business Services Corp.	7,500	214,500

		407,000

Finance-Mortgage Loan/Banker - 0.2%

Ditech Holding Corp.†	10,000	55,200
Ellie Mae, Inc.†#	5,142	541,813
PennyMac Financial Services, Inc., Class A	6,000	126,900

		723,913

Finance-Other Services - 0.3%

Cboe Global Markets, Inc.	9,382	945,706
DLP Payments Holdings, Ltd.†(1)(2)(3)	132	212,666

		1,158,372

Financial Guarantee Insurance - 0.1%

Radian Group, Inc.	22,700	461,491

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	5,000	161,500

Food-Confectionery - 0.1%

Simply Good Foods Co.†#	22,090	397,620

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.†	6,700	24,120

Food-Misc./Diversified - 0.7%

Cal-Maine Foods, Inc.	14,951	739,327
Lancaster Colony Corp.	1,000	156,270
Post Holdings, Inc.†#	7,800	758,628
Senomyx, Inc.†	30,000	34,500
TreeHouse Foods, Inc.†	10,400	541,840

		2,230,565

Food-Wholesale/Distribution - 1.1%

AMCON Distributing Co.	500	41,625
Performance Food Group Co.†	106,209	3,515,518

		3,557,143

Footwear & Related Apparel - 0.1%

Rocky Brands, Inc.	10,711	322,937

Gambling (Non-Hotel) - 0.0%

Dover Downs Gaming & Entertainment, Inc.†#	43,334	138,669

Garden Products - 1.4%

Toro Co.	75,418	4,584,660

Gas-Distribution - 0.9%

Chesapeake Utilities Corp.	5,600	481,600
ONE Gas, Inc.	14,400	1,130,832
RGC Resources, Inc.	469	12,630
South Jersey Industries, Inc.#	14,417	478,356
Southwest Gas Holdings, Inc.	10,267	793,845

		2,897,263

Gold Mining - 0.2%

Franco-Nevada Corp.	2,500	159,808
Gold Resource Corp.	37,100	191,436
Northern Star Resources, Ltd.	26,436	132,274
Osisko Gold Royalties, Ltd.	18,000	142,759

		626,277

Golf - 0.6%

Acushnet Holdings Corp.	69,520	1,880,516

Hazardous Waste Disposal - 0.5%

Heritage-Crystal Clean, Inc.†	6,300	146,790
US Ecology, Inc.	19,419	1,412,732

		1,559,522

Health Care Cost Containment - 0.6%

HealthEquity, Inc.†#	20,003	1,884,483

Healthcare Safety Devices - 0.0%

Alpha Pro Tech, Ltd.†	30,000	109,500
Retractable Technologies, Inc.†#	30,000	21,663

		131,163

Home Furnishings - 0.2%

Tempur Sealy International, Inc.†#	10,600	587,134

Hotels/Motels - 0.1%

ILG, Inc.	7,700	262,801

Housewares - 0.1%

Libbey, Inc.	15,000	147,450
Lifetime Brands, Inc.	8,000	93,200

		240,650

Human Resources - 0.1%

Cross Country Healthcare, Inc.†	14,191	142,052
Edgewater Technology, Inc.†	14,600	69,350
RCM Technologies, Inc.	20,000	98,000
Willdan Group, Inc.†	4,600	144,302

		453,704

Identification Systems - 0.8%

Aware, Inc.†	14,500	51,475
Brady Corp., Class A	64,763	2,619,663

		2,671,138

Import/Export - 0.0%

Castle Brands, Inc.†#	40,000	46,000

Industrial Audio & Video Products - 0.0%

Ballantyne Strong, Inc.†	14,000	60,900

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	3,000	128,700

Instruments-Controls - 0.0%

Frequency Electronics, Inc.†	10,000	83,000

Instruments-Scientific - 0.1%

Fluidigm Corp.†#	27,000	213,840

Insurance Brokers - 0.0%

Goosehead Insurance, Inc., Class A†#	4,384	135,992

Insurance-Life/Health - 0.1%

Health Insurance Innovations, Inc., Class A†	3,500	185,150

Insurance-Multi-line - 0.1%

Assurant, Inc.	4,000	411,280

Insurance-Property/Casualty - 1.8%

FedNat Holding Co.	7,600	199,880
First Acceptance Corp.†	2,558	2,993
Hallmark Financial Services, Inc.†	13,000	145,990
Hanover Insurance Group, Inc.	5,500	673,695
Kinsale Capital Group, Inc.	17,487	1,062,685
ProAssurance Corp.	29,028	1,403,504
RLI Corp.	13,750	1,058,337
Safety Insurance Group, Inc.	3,258	315,049
Selective Insurance Group, Inc.	14,100	905,220
State Auto Financial Corp.	6,550	205,604

		5,972,957

Insurance-Reinsurance - 0.2%

Axis Capital Holdings, Ltd.	7,750	445,780
Essent Group, Ltd.†	4,200	182,112

		627,892

Internet Application Software - 0.4%

Okta, Inc.†	6,600	408,078
Tucows, Inc., Class A†#	2,466	144,384
Zendesk, Inc.†	10,600	730,234

		1,282,696

Internet Connectivity Services - 0.0%

PC-Tel, Inc.	21,200	92,008

Internet Content-Information/News - 0.2%

Chegg, Inc.†#	19,380	627,524
DHI Group, Inc.†	25,000	53,750

		681,274

Internet Security - 0.2%

iPass, Inc.†#	4,990	9,980
Proofpoint, Inc.†	4,300	510,195

		520,175

Investment Companies - 0.2%

B. Riley Financial, Inc.#	3,858	88,348
Barings BDC, Inc.	12,783	135,756
Great Elm Capital Group, Inc.†	40,000	124,000
KCAP Financial, Inc.	16,700	53,106
Medallion Financial Corp.†	17,100	111,663

		512,873

Investment Management/Advisor Services - 0.6%

Eaton Vance Corp.	24,346	1,283,764
Focus Financial Partners, Inc. Class A†#	9,740	409,957
Manning & Napier, Inc.	8,400	24,360
Silvercrest Asset Management Group, Inc., Class A	10,000	158,500

		1,876,581

Leisure Products - 0.0%

Escalade, Inc.	5,200	69,160

Machine Tools & Related Products - 0.5%

L.S. Starrett Co., Class A	8,000	51,200
Lincoln Electric Holdings, Inc.	17,227	1,622,094

		1,673,294

Machinery-Electrical - 0.3%

Bloom Energy Corp. Class A†#	5,212	156,100
BWX Technologies, Inc.	16,373	1,003,992

		1,160,092

Machinery-General Industrial - 1.0%

Applied Industrial Technologies, Inc.	22,779	1,755,122
Chart Industries, Inc.†	15,531	1,173,367
Gencor Industries, Inc.†	8,650	111,585
Intevac, Inc.†	6,100	35,227
Twin Disc, Inc.†	5,000	127,750
Welbilt, Inc.†	8,900	196,957

		3,400,008

Machinery-Pumps - 0.3%

Graco, Inc.	9,200	432,492
Mueller Water Products, Inc., Class A	35,500	410,735

		843,227

Medical Imaging Systems - 0.0%

Digirad Corp.	25,000	41,250

Medical Information Systems - 0.5%

Medidata Solutions, Inc.†#	20,412	1,734,612

Medical Instruments - 0.6%

Avanos Medical, Inc.†	12,700	915,670
Bovie Medical Corp.†	25,000	133,500
Bruker Corp.	14,490	515,554
NuVasive, Inc.†#	5,900	414,121

		1,978,845

Medical Labs & Testing Services - 1.4%

Catalent, Inc.†	85,931	3,591,916
Syneos Health, Inc.†	19,648	979,453

		4,571,369

Medical Laser Systems - 0.1%

Cutera, Inc.†	3,400	115,600
IRIDEX Corp.†	8,100	73,710

		189,310

Medical Products - 1.4%

AtriCure, Inc.†#	5,700	196,935
ConforMIS, Inc.†	95,000	115,900
Electromed, Inc.†	13,900	64,774
InfuSystem Holdings, Inc.†	25,000	83,750
InVivo Therapeutics Holdings Corp.†	972	1,895
K2M Group Holdings, Inc.†#	10,133	277,036
Micron Solutions, Inc.†	6,425	21,717
Nevro Corp.†#	1,848	124,592
OrthoPediatrics Corp.†#	6,500	226,330
T2 Biosystems, Inc.†#	25,000	163,250
West Pharmaceutical Services, Inc.	25,249	2,955,396
Wright Medical Group NV†#	15,293	443,191

		4,674,766

Medical-Biomedical/Gene - 2.5%

Abeona Therapeutics, Inc.†#	3,300	50,820
Acceleron Pharma, Inc.†#	5,100	275,502
Alder Biopharmaceuticals, Inc.†#	7,400	133,940
Allena Pharmaceuticals, Inc.†#	13,000	141,700
Alpine Immune Sciences, Inc.†	3,750	25,200
Amicus Therapeutics, Inc.†#	3,201	43,150
Aptevo Therapeutics, Inc.†	10,100	55,752
Aratana Therapeutics, Inc.†	3,000	15,900
Ardelyx, Inc.†	35,000	150,500
Argenx SE ADR†	1,984	186,159
ArQule, Inc.†#	55,000	364,650
Arsanis, Inc.†#	5,000	11,450
Asterias Biotherapeutics, Inc.†#	9,454	14,654
Audentes Therapeutics, Inc.†	1,800	65,520
AVEO Pharmaceuticals, Inc.†#	66,464	198,727
BeiGene, Ltd. ADR†	305	54,147
Blueprint Medicines Corp.†	4,329	331,904
Calithera Biosciences, Inc.†	16,600	90,470
Cara Therapeutics, Inc.†#	2,786	56,194
Corvus Pharmaceuticals, Inc.†#	3,722	40,793
Crinetics Pharmaceuticals, Inc.†#	2,446	73,356
CytomX Therapeutics, Inc.†	5,890	132,466
Eiger BioPharmaceuticals, Inc.†#	20,000	258,000
Exelixis, Inc.†#	3,100	58,249
Five Prime Therapeutics, Inc.†	1,624	22,736
GlycoMimetics, Inc.†#	4,328	63,708
Harvard Bioscience, Inc.†	45,000	267,750
ImmunoGen, Inc.†	2,762	28,145
Immunomedics, Inc.†#	8,057	215,605
Infinity Pharmaceuticals, Inc.†#	100,000	226,000
Insmed, Inc.†#	17,392	346,623
Loxo Oncology, Inc.†#	1,400	236,572
MacroGenics, Inc.†	2,343	51,241
Menlo Therapeutics, Inc.†	19,400	148,992
Merrimack Pharmaceuticals, Inc.†#	16,400	97,088
Mustang Bio, Inc.†#	12,500	86,500
Oncocyte Corp.†#	50,000	127,500
Otonomy, Inc.†	35,000	105,000
OvaScience, Inc.†#	50,000	38,700
Ovid therapeutics, Inc.†	14,000	93,380
Pacific Biosciences of California, Inc.†#	50,000	249,500
Palatin Technologies, Inc.†	100,000	101,000
Pfenex, Inc.†	14,000	73,920
Protalix BioTherapeutics, Inc.†#	22,016	10,570
PTC Therapeutics, Inc.†	1,600	66,784

Radius Health, Inc.†#	14,200	292,094
RTI Surgical, Inc.†	35,000	156,625
Sage Therapeutics, Inc.†#	7,371	1,210,760
Scholar Rock Holding Corp.†	1,509	25,668
Seattle Genetics, Inc.†#	3,300	253,308
Spark Therapeutics, Inc.†#	2,220	136,774
Ultragenyx Pharmaceutical, Inc.†#	400	33,892
Veracyte, Inc.†#	19,300	243,952
VolitionRX, Ltd.†#	29,400	68,502
WaVe Life Sciences, Ltd.†#	5,344	284,835
XOMA Corp.†#	6,500	121,745

		8,314,672

Medical-Drugs - 2.0%

AcelRx Pharmaceuticals, Inc.†#	32,100	99,510
Aeglea BioTherapeutics, Inc.†	25,000	273,250
Aimmune Therapeutics, Inc.†#	6,575	183,508
Alimera Sciences, Inc.†#	115,025	119,626
Alkermes PLC†#	4,833	216,712
Ascendis Pharma A/S ADR†	4,233	300,458
BioSpecifics Technologies Corp.†	3,300	177,012
Chiasma, Inc.†#	45,000	105,750
Chimerix, Inc.†	30,800	122,892
Conatus Pharmaceuticals, Inc.†#	19,500	109,395
Corbus Pharmaceuticals Holdings, Inc.†	9,600	56,160
Corium International, Inc.†#	19,500	190,320
Cumberland Pharmaceuticals, Inc.†	27,800	164,298
Enanta Pharmaceuticals, Inc.†	500	45,465
Gemphire Therapeutics, Inc.†#	14,000	19,600
Global Blood Therapeutics, Inc.†#	5,630	275,589
Immune Design Corp.†	35,000	133,000
Ironwood Pharmaceuticals, Inc.†#	20,000	384,800
Kadmon Holdings, Inc.†#	37,000	159,470
Madrigal Pharmaceuticals, Inc.†#	170	40,666
Melinta Therapeutics, Inc.†	8,000	37,400
Minerva Neurosciences, Inc.†	20,300	211,120
MyoKardia, Inc.†#	3,253	200,547
Navidea Biopharmaceuticals, Inc.†	85,500	15,039
Neos Therapeutics, Inc.†#	15,000	86,250
Pacira Pharmaceuticals, Inc.†	5,800	273,470
Pain Therapeutics, Inc.†#	8,157	8,320
Pernix Therapeutics Holdings, Inc.†#	2,900	3,132
Prestige Consumer Healthcare, Inc.†#	47,256	1,819,356
Reata Pharmaceuticals, Inc., Class A†	700	60,452
scPharmaceuticals, Inc.†#	11,500	58,880
Spero Therapeutics, Inc.†#	6,200	70,742
TESARO, Inc.†#	3,379	109,649
TherapeuticsMD, Inc.†#	77,474	502,032
Tilray, Inc., Class 2†#	1,361	88,737

		6,722,607

Medical-Generic Drugs - 0.1%

Amneal Pharmaceuticals, Inc.†	6,100	140,910
Momenta Pharmaceuticals, Inc.†	3,600	95,400
Teligent, Inc.†#	25,000	101,000

		337,310

Medical-HMO - 2.0%

Centene Corp.†	4,100	600,568
Magellan Health, Inc.†	8,058	592,263
Molina Healthcare, Inc.†	24,112	3,327,456
Tivity Health, Inc.†#	32,401	1,114,594
WellCare Health Plans, Inc.†	3,791	1,147,043

		6,781,924

Medical-Hospitals - 0.2%

Acadia Healthcare Co., Inc.†#	14,253	591,927
Quorum Health Corp.†#	20,500	93,275

		685,202

Medical-Nursing Homes - 0.1%

Genesis Healthcare, Inc.†#	100,000	177,000

Medical-Outpatient/Home Medical - 0.0%

Amedisys, Inc.†	900	112,509

Medical-Wholesale Drug Distribution - 0.5%

Premier, Inc., Class A†#	36,079	1,595,774

Metal Processors & Fabrication - 1.0%

LB Foster Co., Class A†	6,700	152,425
RBC Bearings, Inc.†	19,180	2,873,356
Sun Hydraulics Corp.	4,277	215,304

		3,241,085

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	5,500	121,220

Metal-Aluminum - 0.0%

Constellium NV, Class A†	11,300	131,645

Metal-Diversified - 0.1%

Luxfer Holdings PLC	16,400	373,264

Miscellaneous Manufacturing - 1.7%

AptarGroup, Inc.	43,933	4,600,224
John Bean Technologies Corp.	9,517	1,125,861

		5,726,085

Multimedia - 0.7%

E.W. Scripps Co., Class A	70,424	1,033,120
FactSet Research Systems, Inc.#	5,916	1,357,071

		2,390,191

Networking Products - 0.0%

Black Box Corp.†#	45,000	56,250

Non-Ferrous Metals - 0.1%

Uranium Energy Corp.†#	100,500	171,855

Non-Hazardous Waste Disposal - 0.6%

Advanced Disposal Services, Inc.†	48,670	1,298,516
Waste Connections, Inc.	10,650	845,503

		2,144,019

Office Furnishings-Original - 0.4%

Herman Miller, Inc.	38,058	1,457,621

Oil & Gas Drilling - 0.7%

Parker Drilling Co.†#	3,066	12,080
Patterson-UTI Energy, Inc.	132,102	2,262,907
Quintana Energy Services, Inc.†	15,000	117,450

		2,392,437

Oil Companies-Exploration & Production - 1.7%

Advantage Oil & Gas, Ltd.†	23,891	71,032
Approach Resources, Inc.†#	77,300	166,968
Barnwell Industries, Inc.†	25,000	48,750
Centennial Resource Development, Inc., Class A†#	22,448	432,573
Comstock Resources, Inc.†	34,000	329,120
Contango Oil & Gas Co.†	21,600	147,528
Crew Energy, Inc.†	60,201	85,342
Diamondback Energy, Inc.	4,000	484,320
Earthstone Energy, Inc., Class A†	9,400	78,772
Evolution Petroleum Corp.	23,100	232,155
Jagged Peak Energy, Inc.†#	18,400	243,064
Jones Energy, Inc., Class A†#	42,311	13,963
Kosmos Energy, Ltd.†#	7,864	71,091
Lonestar Resources US, Inc., Class A†	30,000	272,700
Magnolia Oil & Gas Corp.†#	7,800	108,108
Matador Resources Co.†#	11,190	366,361
Panhandle Oil and Gas, Inc., Class A	5,000	93,250
Seven Generations Energy, Ltd., Class A†	25,800	303,669
SRC Energy, Inc.†	190,434	1,772,940
VAALCO Energy, Inc.†#	30,000	72,600
Venture Global LNG, Inc., Series B†(1)(2)(3)	4	20,800
Venture Global LNG, Inc., Series C†(1)(2)(3)	59	306,800
Yuma Energy, Inc.†#	25,270	6,924

		5,728,830

Oil Field Machinery & Equipment - 0.3%

Dril-Quip, Inc.†#	4,400	231,660
Gulf Island Fabrication, Inc.	8,400	79,380
Mitcham Industries, Inc.†	22,400	89,600
Natural Gas Services Group, Inc.†	7,400	163,540
Smart Sand, Inc.†#	15,000	74,700
Superior Drilling Products, Inc.†	56,000	109,200
Thermon Group Holdings, Inc.†	13,800	369,840

		1,117,920

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	3,314	152,113

Oil-Field Services - 1.0%

Core Laboratories NV#	22,126	2,534,533
Era Group, Inc.†	15,000	179,100
Independence Contract Drilling, Inc.†	31,100	135,907
Key Energy Services, Inc.†	11,000	146,960
NCS Multistage Holdings, Inc.†#	1,943	31,613
Nuverra Environmental Solutions, Inc.†#	6,300	72,702
PHI, Inc.†	14,000	114,100
Pioneer Energy Services Corp.†	48,900	156,480

		3,371,395

Paper & Related Products - 0.0%

Orchids Paper Products Co.†#	5,500	20,185

Patient Monitoring Equipment - 0.1%

CareDx, Inc.†#	15,000	364,650

Pharmacy Services - 0.0%

BioScrip, Inc.†	35,000	101,500

Physical Therapy/Rehabilitation Centers - 1.2%

AAC Holdings, Inc.†#	18,000	159,480
Encompass Health Corp.	38,631	3,151,903
U.S. Physical Therapy, Inc.	5,110	640,028

		3,951,411

Pollution Control - 0.0%

Fuel Tech, Inc.†#	75,000	88,500

Poultry - 0.1%

Sanderson Farms, Inc.#	3,000	317,280

Power Converter/Supply Equipment - 0.4%

Generac Holdings, Inc.†	26,800	1,487,132

Printing-Commercial - 0.0%

ARC Document Solutions, Inc.†	40,000	128,800

Publishing-Newspapers - 0.1%

Lee Enterprises, Inc.†#	84,700	241,395

Radio - 0.0%

Saga Communications, Inc., Class A	123	4,674
Salem Media Group, Inc.	10,000	38,500
Townsquare Media, Inc., Class A	11,000	98,230

		141,404

Real Estate Investment Trusts - 4.3%

Acadia Realty Trust	6,600	188,232
American Campus Communities, Inc.	13,800	578,634
CubeSmart	47,850	1,461,818
EastGroup Properties, Inc.#	32,782	3,188,705
Equity Commonwealth†	13,400	429,604
First Industrial Realty Trust, Inc.	6,200	201,252
National Retail Properties, Inc.	64,905	2,991,471
OUTFRONT Media, Inc.	77,741	1,544,714
Paramount Group, Inc.	32,827	521,293
PS Business Parks, Inc.	6,656	868,142
Regency Centers Corp.	4,135	273,034
Retail Opportunity Investments Corp.#	11,600	228,984
RLJ Lodging Trust	87,734	1,922,252
Urban Edge Properties	6,600	150,876

		14,549,011

Real Estate Management/Services - 1.0%

FirstService Corp.	9,200	789,912
HFF, Inc., Class A	30,345	1,377,966
Realogy Holdings Corp.#	50,048	1,070,527
Redfin Corp.†#	8,795	174,229

		3,412,634

Real Estate Operations & Development - 0.5%

Alexander & Baldwin, Inc.	14,576	342,098
Consolidated-Tomoka Land Co.	3,100	194,618
Cushman & Wakefield PLC†	47,080	831,433
Maui Land & Pineapple Co., Inc.†	10,000	127,000
Stratus Properties, Inc.†	3,000	91,200
Trinity Place Holdings, Inc.†	10,000	61,000

		1,647,349

Recreational Vehicles - 1.5%

Brunswick Corp.	41,432	2,751,913
LCI Industries	19,353	1,798,861
Malibu Boats, Inc., Class A†	11,013	530,937

		5,081,711

Rental Auto/Equipment - 0.2%

Aaron’s, Inc.	11,100	551,892

Resort/Theme Parks - 0.0%

Peak Resorts, Inc.	23,600	120,360

Retail-Apparel/Shoe - 0.4%

Burlington Stores, Inc.†	5,300	891,354
Destination Maternity Corp.†	7,800	39,156
Francesca’s Holdings Corp.†	28,500	178,980
New York & Co., Inc.†	33,029	150,282
Tilly’s, Inc., Class A	8,068	189,759

		1,449,531

Retail-Arts & Crafts - 0.1%

Michaels Cos., Inc.†#	24,400	414,556

Retail-Automobile - 0.0%

America’s Car-Mart, Inc.†	500	41,725

Retail-Computer Equipment - 0.0%

PCM, Inc.†	6,700	152,760

Retail-Discount - 0.7%

BJ’s Wholesale Club Holdings, Inc.†#	40,975	1,208,762
Citi Trends, Inc.	3,500	108,290
Ollie’s Bargain Outlet Holdings, Inc.†	10,826	942,945

		2,259,997

Retail-Home Furnishings - 0.2%

Kirkland’s, Inc.†	12,200	110,898
RH†#	2,552	405,768
Tuesday Morning Corp.†#	39,900	121,695

		638,361

Retail-Misc./Diversified - 0.2%

Container Store Group, Inc.†#	20,000	226,000
Five Below, Inc.†	3,700	430,939
Gaia, Inc.†#	9,400	164,500

		821,439

Retail-Petroleum Products - 0.0%

TravelCenters of America LLC†	20,000	87,000

Retail-Restaurants - 1.5%

Chuy’s Holdings, Inc.†	8,770	253,891
Del Frisco’s Restaurant Group, Inc.†	4,100	38,745
Denny’s Corp.†	38,300	577,181
Dunkin’ Brands Group, Inc.#	12,100	881,969
Famous Dave’s of America, Inc.†	8,250	54,863
Fiesta Restaurant Group, Inc.†	12,719	365,671
J Alexander’s Holdings, Inc.†	13,000	161,200
Jamba, Inc.†#	13,420	174,192
Kona Grill, Inc.†	7,700	19,635
Luby’s, Inc.†	25,000	50,500
Papa John’s International, Inc.#	14,003	645,818
Papa Murphy’s Holdings, Inc.†	97	538
Potbelly Corp.†	10,000	135,500
Red Robin Gourmet Burgers, Inc.†#	8,139	336,141
Sonic Corp.†#	20,707	742,553
Wingstop, Inc.	10,500	702,975

		5,141,372

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	8,000	73,600

Retail-Vision Service Center - 0.1%

JAND, Inc. (dba Warby Parker)†(1)(2)(3)	4,462	68,264
National Vision Holdings, Inc.†	7,766	343,646

		411,910

Rubber/Plastic Products - 0.3%

Proto Labs, Inc.†	7,360	1,144,112

Savings & Loans/Thrifts - 1.0%

Beneficial Bancorp, Inc.	21,065	370,744
Capitol Federal Financial, Inc.	26,040	343,988
Entegra Financial Corp.†	6,000	165,000
ESSA Bancorp, Inc.	9,000	144,720
First Financial Northwest, Inc.	10,000	174,600
Investors Bancorp, Inc.	27,200	348,160
Lake Shore Bancorp, Inc.	10,000	171,000
Malvern Bancorp, Inc.†	3,800	93,480
Meridian Bancorp, Inc.	20,472	366,449
Pacific Premier Bancorp, Inc.†#	7,800	308,490
Provident Financial Holdings, Inc.	6,714	123,538
SI Financial Group, Inc.	8,500	117,725
Southern Missouri Bancorp, Inc.	5,000	200,000
Territorial Bancorp, Inc.	4,500	134,460
Timberland Bancorp, Inc.	3,900	138,489
WSFS Financial Corp.	3,700	180,560

		3,381,403

Schools - 0.2%

American Public Education, Inc.†	6,172	214,477
Bridgepoint Education, Inc.†	14,500	170,520
Bright Horizons Family Solutions, Inc.†	2,516	300,486
Lincoln Educational Services Corp.†	20,000	44,000
Universal Technical Institute, Inc.†	37,000	100,640

		830,123

Security Services - 0.3%

Brink’s Co.	12,765	958,651

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	34,927	216,547
Geospace Technologies Corp.†	8,900	125,757

		342,304

Semiconductor Equipment - 1.0%

Cabot Microelectronics Corp.	23,720	2,673,956
Entegris, Inc.	12,400	420,360
MKS Instruments, Inc.	1,900	176,510

		3,270,826

Specified Purpose Acquisitions - 0.1%

J2 Acquisition, Ltd.†*	27,496	268,086

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	4,148	582,379

Steel-Producers - 0.1%

Friedman Industries, Inc.	10,000	103,300
Shiloh Industries, Inc.†	13,600	122,128

		225,428

Superconductor Product & Systems - 0.1%

American Superconductor Corp.†#	40,000	244,000

Telecom Equipment-Fiber Optics - 0.2%

Clearfield, Inc.†	10,000	136,500
Finisar Corp.†#	14,495	295,698
KVH Industries, Inc.†	14,357	178,745

		610,943

Telecom Services - 0.2%

Consolidated Communications Holdings, Inc.	1	12
GTT Communications, Inc.†#	9,400	404,670
Ooma, Inc.†	6,500	104,000
Spok Holdings, Inc.	9,800	150,430

		659,112

Telecommunication Equipment - 0.1%

Communications Systems, Inc.	30,000	102,600
Wireless Telecom Group, Inc.†	53,200	101,080

		203,680

Telephone-Integrated - 0.1%

Alaska Communications Systems Group, Inc.†	77,000	151,690
Cincinnati Bell, Inc.†	3,701	48,113

		199,803

Textile-Apparel - 0.0%

Tandy Leather Factory, Inc.†	15,000	113,250

Textile-Products - 0.0%

Dixie Group, Inc.†	10,000	17,000

Theaters - 0.7%

Cinemark Holdings, Inc.#	67,475	2,518,167

Therapeutics - 0.4%
Actinium Pharmaceuticals, Inc.†#	32,100	20,544
Agios Pharmaceuticals, Inc.†#	2,333	188,320
Aquinox Pharmaceuticals, Inc.†	20,000	62,400
Histogenics Corp.†#	50,000	146,000
Sarepta Therapeutics, Inc.†#	1,200	165,648
Vital Therapies, Inc.†#	22,800	183,540
Xencor, Inc.†	8,933	373,310
Zafgen, Inc.†	15,000	142,800

		1,282,562

Toys - 0.0%

JAKKS Pacific, Inc.†#	30,000	76,500

Transport-Equipment & Leasing - 0.1%

Willis Lease Finance Corp.†	7,000	239,960

Transport-Marine - 0.0%

Overseas Shipholding Group, Inc., Class A†	35,000	120,050

Transport-Rail - 0.0%

Genesee & Wyoming, Inc., Class A†	1,800	158,202

Transport-Services - 0.2%

Matson, Inc.	15,300	571,608
Radiant Logistics, Inc.†	37,800	164,430

		736,038

Transport-Truck - 1.2%

Knight-Swift Transportation Holdings, Inc.#	49,596	1,692,711
Landstar System, Inc.	17,027	1,971,727
P.A.M. Transportation Services, Inc.†	1,357	79,072
Patriot Transportation Holding, Inc.†	5,000	101,450
Schneider National, Inc., Class B	8,888	240,420
XPO Logistics, Inc.†#	1	107

		4,085,487

Vitamins & Nutrition Products - 0.1%

Natural Grocers by Vitamin Cottage, Inc.†	14,000	271,740

Water - 0.3%

California Water Service Group	11,000	452,650
Global Water Resources, Inc.	14,500	142,825
Middlesex Water Co.	3,896	178,437
PICO Holdings, Inc.	10,000	119,500
SJW Group	1,000	57,910

		951,322

Water Treatment Systems - 0.3%

Evoqua Water Technologies Corp.†#	58,960	1,142,645

Web Hosting/Design - 1.0%

Q2 Holdings, Inc.†#	46,137	2,874,335
Wix.com, Ltd.†	4,028	447,511

		3,321,846

Web Portals/ISP - 0.0%

Synacor, Inc.†	44,000	84,700

Wireless Equipment - 0.1%

ID Systems, Inc.†	12,000	77,280
TESSCO Technologies, Inc.	5,900	105,315

		182,595

Total Common Stocks
(cost $256,921,284)		327,068,729

CONVERTIBLE PREFERRED SECURITIES - 0.4%
Applications Software - 0.1%

PagerDuty, Inc. Series D†(1)(2)(3)	4,684	79,950
Toast, Inc. Series D†(1)(2)(3)	7,194	128,067

		208,017

Computer Software - 0.0%

Checkr, Inc.†(1)(2)(3)	2,998	40,926

E-Commerce/Services - 0.1%

Farmers Business Network, Inc.†(1)(2)(3)	8,287	153,012
Vroom, Inc. Series F†(1)(2)(3)	5,863	105,246

		258,258

Enterprise Software/Service - 0.0%

Plex Systems, Inc., Series B†(1)(2)(3)	50,422	107,399

Food-Retail - 0.1%

Roofoods, Ltd. Series F†(1)(2)(3)	618	247,157

Gas-Distribution - 0.1%

South Jersey Industries, Inc.†	2,633	142,314

Internet Content-Information/News - 0.0%

A Place For Rover, Inc. Series G†(1)(2)(3)	7,335	55,221

Retail-Vision Service Center - 0.0%

JAND, Inc. (dba Warby Parker)†(1)(2)(3)	5,505	84,221

Total Convertible Preferred Securities
(cost $1,105,986)		1,143,513

WARRANTS† - 0.0%
Food-Confectionery - 0.0%

Simply Good Foods Co.
Expires 07/07/2022 (strike Price $11.50)	4,766	31,694

Specified Purpose Acquisitions - 0.0%

J2 Acquisition, Ltd. Expires 10/10/2020
(strike Price $11.50)	27,696	12,463

Total Warrants
(cost $9,854)		44,157

Total Long-Term Investment Securities
(cost $258,037,124)		328,256,399

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Registered Investment Companies - 3.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87%(5)	312,232	312,232
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(4)(5)	9,371,721	9,371,721
T. Rowe Price Government Reserve Fund 1.99%(5)	522,409	522,409

Total Short-Term Investment Securities
(cost $10,206,362)		10,206,362

REPURCHASE AGREEMENTS - 2.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount of $7,126,277 collateralized by $6,540,000 of United States Treasury Bonds, bearing interest at 3.63% due 02/15/2044 and having an approximate value of $7,272,676

(cost $7,126,000)	$7,126,000	7,126,000

TOTAL INVESTMENTS
(cost $275,369,486)	102.3%	345,588,761
Liabilities in excess of other assets	(2.3)	(7,813,914)

NET ASSETS	100.0%	$337,774,847

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $268,086 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
A Place for Rover, Inc.	05/25/2018	513	$3,476	$3,476	$6.78	0.00%
Checkr, Inc.	06/29/2018	700	8,603	8,603	12.29	0.00
DLP Payments Holdings, Ltd.	07/10/2017	132	124,794	212,666	1611.11	0.06
JAND, Inc. (dba Warby Parker)	03/09/2018	4,462	70,129	68,264	15.30	0.02
SurveyMonkey, Inc.	11/25/2014	5,062	83,270	51,658	10.21	0.02
Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	20,800	5200.00	0.01

Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	306,800	5,200	0.09

Convertible Preferred Securities
A Place For Rover, Inc., Series G	05/11/2018	7,335	55,221	55,221	7.53	0.02
Checkr, Inc.	04/10/2018	2,998	40,926	40,926	13.65	0.01
Farmers Business Network, Inc.	11/03/2017	8,287	153,012	153,012	18.46	0.05
JAND, Inc. (dba Warby Parker)	03/09/2018	5,505	86,522	84,221	15.30	0.02
PagerDuty, Inc., Series D	08/24/2018	4,684	79,950	79,950	17.07	0.02
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	107,399	2.13	0.03
Roofoods, Ltd., Series F	09/12/2017	618	218,506	247,157	399.93	0.07
Toast, Inc., Series D	06/27/2018	7,194	124,507	128,067	17.80	0.04
Vroom, Inc., Series F	06/30/2017	5,863	100,009	105,246	17.95	0.03

				$1,673,466		0.49%

(3)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $1,673,466 representing 0.5% of net assets.
(4)

At August 31, 2018, the Fund had loaned securities with a total value of $60,348,905. This was secured by collateral of $9,371,721, which was received in cash and subsequently invested in short-term investments currently valued at $9,371,721 as reported in the Portfolio of Investments. Additional collateral of $52,343,694 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$4,971,189
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	4,664,819
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	743,227
United States Treasury Bills	0.00%	09/06/2018 to 03/28/2019	6,582,374
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 02/15/2048	35,382,085

(5)	The rate shown is the 7-day yield for August 31, 2018.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$4,435,303	$—	$8,603	$4,443,906
E-Commerce/Services	3,190,036	—	55,134	3,245,170
Finance-Other Services	945,706	—	212,666	1,158,372
Gold Mining	494,003	132,274	—	626,277
Oil Companies-Exploration & Production	5,401,230	—	327,600	5,728,830
Retail - Vision Service Center	343,646	—	68,264	411,910
Other Industries	311,454,264	—	—	311,454,264
Convertible Preferred Securities	142,314	—	1,001,199	1,143,513
Warrants	44,157	—	—	44,157
Short-Term Investment Securities	10,206,362	—	—	10,206,362
Repurchase Agreements	—	7,126,000	—	7,126,000

Total Investments at Value	$336,657,021	$7,258,274	$1,673,466	$345,588,761

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.9%
Advanced Materials - 0.1%

Haynes International, Inc.	7,014	$276,352
Rogers Corp.†	10,373	1,432,200

		1,708,552

Advertising Agencies - 0.0%

MDC Partners, Inc., Class A†#	32,829	159,221
Telaria, Inc.†	24,803	101,940

		261,161

Advertising Sales - 0.0%

Boston Omaha Corp., Class A†#	2,853	74,064
Clear Channel Outdoor Holdings, Inc., Class A	20,944	95,295

		169,359

Advertising Services - 0.2%

Fluent, Inc.†#	18,413	44,191
Forrester Research, Inc.	5,795	285,114
Trade Desk, Inc., Class A†#	17,808	2,526,599

		2,855,904

Aerospace/Defense - 0.5%

AeroVironment, Inc.†	11,984	1,054,113
Cubic Corp.	14,309	1,083,191
Esterline Technologies Corp.†	14,787	1,270,943
Kratos Defense & Security Solutions, Inc.†#	49,780	665,061
MSA Safety, Inc.	19,270	1,948,004
National Presto Industries, Inc.#	2,805	371,943

		6,393,255

Aerospace/Defense-Equipment - 0.6%

AAR Corp.	18,363	857,001
Aerojet Rocketdyne Holdings, Inc.†	39,492	1,386,564
Astronics Corp.†	11,952	520,031
Ducommun, Inc.†	6,011	244,588
Kaman Corp.	15,605	1,017,602
KLX, Inc.†	28,416	2,098,237
Moog, Inc., Class A	18,138	1,431,270
Triumph Group, Inc.#	27,546	572,957

		8,128,250

Agricultural Biotech - 0.0%

Calyxt, Inc.†#	2,911	49,283
Marrone Bio Innovations, Inc.†	30,824	64,268

		113,551

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	53,978	183,525

Agricultural Operations - 0.1%

Alico, Inc.	1,858	60,014
Andersons, Inc.	15,376	628,110
Cadiz, Inc.†#	12,237	117,475
Limoneira Co.	6,911	213,204
Tejon Ranch Co.†	11,888	264,270

		1,283,073

Airlines - 0.4%

Allegiant Travel Co.#	7,289	993,126
Hawaiian Holdings, Inc.	28,487	1,182,210
SkyWest, Inc.	28,793	1,880,183
Spirit Airlines, Inc.†	38,784	1,843,016

		5,898,535

Apparel Manufacturers - 0.1%

Oxford Industries, Inc.	9,460	880,631
Superior Group of Cos., Inc.	5,066	96,001

		976,632

Appliances - 0.1%

Hamilton Beach Brands Holding Co., Class A	3,637	84,197
iRobot Corp.†#	15,302	1,736,777

		1,820,974

Applications Software - 0.9%

Appfolio, Inc., Class A†	8,339	712,151
Brightcove, Inc.†	19,765	162,073
Ebix, Inc.#	13,601	1,083,320
Five9, Inc.†	32,067	1,540,819
HubSpot, Inc.†	20,486	2,943,838
Immersion Corp.†	17,138	199,144
MINDBODY, Inc., Class A†#	24,272	900,491
New Relic, Inc.†	25,052	2,574,344
Park City Group, Inc.†	7,525	63,586
PDF Solutions, Inc.†#	15,642	136,398
Progress Software Corp.	25,600	1,047,808
Rapid7, Inc.†	20,367	777,001
Telenav, Inc.†	17,499	97,994
Upland Software, Inc.†	8,887	330,774

		12,569,741

Athletic Equipment - 0.2%

Clarus Corp.	11,976	123,952
Fox Factory Holding Corp.†	20,390	1,346,759
Nautilus, Inc.†	16,886	247,380
Vista Outdoor, Inc.†	32,260	595,842

		2,313,933

Auction Houses/Art Dealers - 0.1%

Sotheby’s†	21,068	1,011,685

Audio/Video Products - 0.2%

Daktronics, Inc.	20,318	164,779
Roku, Inc.†#	24,491	1,456,970
Universal Electronics, Inc.†	7,775	335,880

		1,957,629

Auto Repair Centers - 0.1%

Monro, Inc.#	17,993	1,276,603

Auto-Heavy Duty Trucks - 0.1%

Blue Bird Corp.†#	8,238	189,062
Navistar International Corp.†	27,806	1,211,508
REV Group, Inc.#	16,931	287,996

		1,688,566

Auto-Truck Trailers - 0.1%

Wabash National Corp.	32,424	591,414

Auto/Truck Parts & Equipment-Original - 0.7%

Altra Industrial Motion Corp.	16,354	638,624
American Axle & Manufacturing Holdings, Inc.†	62,980	1,115,376
Cooper-Standard Holding, Inc.†	10,153	1,405,480
Dana, Inc.	82,663	1,617,715
Gentherm, Inc.†	20,768	1,021,785

Meritor, Inc.†	47,592	1,030,843
Miller Industries, Inc.	6,238	179,654
Modine Manufacturing Co.†	27,994	471,699
Spartan Motors, Inc.	19,279	278,581
Superior Industries International, Inc.	13,888	301,370
Tenneco, Inc.	28,745	1,229,998
Titan International, Inc.	28,389	212,350
Tower International, Inc.	11,204	378,695

		9,882,170

Auto/Truck Parts & Equipment-Replacement - 0.2%

Commercial Vehicle Group, Inc.†	17,088	166,779
Dorman Products, Inc.†	15,181	1,229,357
Douglas Dynamics, Inc.	12,552	574,882
Motorcar Parts of America, Inc.†#	10,752	285,358
Standard Motor Products, Inc.	12,000	609,240

		2,865,616

B2B/E-Commerce - 0.1%

ePlus, Inc.†	7,688	796,861

Banks-Commercial - 9.0%

1st Constitution Bancorp#	4,146	87,688
1st Source Corp.	8,868	496,519
Access National Corp.	8,598	233,350
ACNB Corp.	3,859	138,152
Allegiance Bancshares, Inc.†	6,651	296,302
American National Bankshares, Inc.	4,661	191,800
Ameris Bancorp	22,536	1,118,912
Ames National Corp.	4,866	147,196
Arrow Financial Corp.	6,699	263,606
Atlantic Capital Bancshares, Inc.†	14,418	263,128
Auburn National Bancorporation, Inc.	1,336	61,990
BancFirst Corp.	10,186	649,867
Bancorp, Inc.†	28,484	285,694
BancorpSouth Bank	54,069	1,881,601
Bank of Commerce Holdings	8,767	113,094
Bank of Marin Bancorp	3,843	338,760
Bank of N.T. Butterfield & Son, Ltd.	30,855	1,630,378
Bank of Princeton†#	3,264	107,386
Bankwell Financial Group, Inc.	3,490	109,935
Banner Corp.	18,114	1,165,274
Bar Harbor Bankshares	8,617	253,771
Baycom Corp.†	5,782	151,488
BCB Bancorp, Inc.	7,656	113,692
Blue Hills Bancorp, Inc.	12,995	298,885
Bridge Bancorp, Inc.	9,377	328,195
Bridgewater Bancshares, Inc.†	2,784	35,802
Bryn Mawr Bank Corp.	11,267	549,830
Business First Bancshares#	5,365	138,846
Byline Bancorp, Inc.†#	9,209	210,241
C&F Financial Corp.	1,872	116,626
Cadence BanCorp#	33,747	953,353
Cambridge Bancorp	2,086	186,760
Camden National Corp.	8,698	397,846
Capital City Bank Group, Inc.	6,455	158,277
Capstar Financial Holdings, Inc.	4,387	76,641
Carolina Financial Corp.	11,060	455,119
Cass Information Systems, Inc.	6,754	483,114
Cathay General Bancorp	43,717	1,849,229
CB Financial Services, Inc.#	2,639	84,712
CBTX, Inc.#	10,531	385,119
CenterState Bank Corp.	46,702	1,430,015
Central Pacific Financial Corp.	16,244	460,192
Central Valley Community Bancorp	6,512	140,724
Century Bancorp, Inc., Class A	1,621	115,496
Chemical Financial Corp.	40,321	2,303,135
Chemung Financial Corp.	1,851	77,742
Citizens & Northern Corp.	6,700	187,667
City Holding Co.	8,479	687,477
Civista Bancshares, Inc.#	5,681	135,662
CNB Financial Corp.	8,208	253,053
CoBiz Financial, Inc.	21,900	504,795
Codorus Valley Bancorp, Inc.	4,901	153,352
Columbia Banking System, Inc.	41,327	1,746,066
Community Bank System, Inc.	28,385	1,877,100
Community Financial Corp.	2,738	91,175
Community Trust Bancorp, Inc.	8,760	432,744
ConnectOne Bancorp, Inc.	17,070	420,775
County Bancorp, Inc.	2,895	72,317
Customers Bancorp, Inc.†	16,577	409,452
CVB Financial Corp.	58,572	1,408,657
Eagle Bancorp, Inc.†	18,029	970,862
Enterprise Bancorp, Inc.	5,444	195,821
Enterprise Financial Services Corp.	12,859	723,962
Equity Bancshares, Inc., Class A†	7,554	306,617
Esquire Financial Holdings, Inc.†	3,373	87,698
Evans Bancorp, Inc.	2,638	125,437
Farmers & Merchants Bancorp, Inc.	5,046	229,542
Farmers National Banc Corp.	14,318	226,940
FB Financial Corp.	7,419	326,288
FCB Financial Holdings, Inc., Class A†	23,977	1,242,009
Fidelity D&D Bancorp, Inc.#	1,579	93,935
Fidelity Southern Corp.	12,387	301,004
Financial Institutions, Inc.	8,677	280,267
First Bancorp, Inc./Maine	5,740	168,067
First Bancorp, Inc./North Carolina	16,539	690,007
First BanCorp./Puerto Rico†	120,805	1,057,044
First Bancshares, Inc.	6,998	287,268
First Bank	9,223	131,889
First Busey Corp.	24,706	791,827
First Business Financial Services, Inc.	4,688	103,886
First Choice Bancorp	3,318	90,084
First Commonwealth Financial Corp.	56,420	945,035
First Community Bancshares, Inc.	9,237	310,086
First Community Corp.	4,053	101,933
First Connecticut Bancorp, Inc.	7,999	253,568
First Financial Bancorp	53,972	1,694,721
First Financial Bankshares, Inc.#	36,727	2,218,311
First Financial Corp.	6,731	346,310
First Foundation, Inc.†	18,948	306,579
First Guaranty Bancshares, Inc.#	2,720	67,973
First Internet Bancorp	4,579	144,010
First Interstate BancSystem, Inc., Class A	18,591	863,552
First Merchants Corp.	27,911	1,343,077
First Mid-Illinois Bancshares, Inc.	6,724	276,289
First Midwest Bancorp, Inc.	57,901	1,573,749
First Northwest Bancorp†	5,386	90,162
First of Long Island Corp.	13,868	302,322

First United Corp.	3,863	77,839
Franklin Financial Network, Inc.†	7,226	279,285
Fulton Financial Corp.	97,399	1,772,662
German American Bancorp, Inc.	11,889	446,907
Glacier Bancorp, Inc.	47,994	2,192,366
Great Southern Bancorp, Inc.	6,240	370,032
Great Western Bancorp, Inc.	33,478	1,457,632
Green Bancorp, Inc.	12,676	304,224
Guaranty Bancorp	14,492	452,875
Guaranty Bancshares, Inc.	4,348	136,745
Hancock Holding Co.†	48,108	2,479,967
Hanmi Financial Corp.	18,036	470,740
HarborOne Bancorp, Inc.†	8,204	161,701
Heartland Financial USA, Inc.	16,596	1,009,037
Heritage Commerce Corp.	22,578	357,635
Heritage Financial Corp.	19,062	691,951
Home BancShares, Inc.	90,058	2,108,258
Hope Bancorp, Inc.	73,376	1,284,814
Horizon Bancorp	27,290	557,535
Howard Bancorp, Inc.†	7,386	128,886
IBERIABANK Corp.	31,724	2,748,885
Independent Bank Corp./Massachusetts	15,377	1,400,845
Independent Bank Corp./Michigan	12,414	309,729
International Bancshares Corp.	31,253	1,464,203
Investar Holding Corp.	5,020	137,799
Kearny Financial Corp.	54,843	751,349
Lakeland Bancorp, Inc.	25,432	490,838
Lakeland Financial Corp.	13,789	679,384
LCNB Corp.	5,082	94,525
LegacyTexas Financial Group, Inc.	26,884	1,243,923
Level One Bancorp, Inc.#	787	21,823
Live Oak Bancshares, Inc.	14,383	435,086
Luther Burbank Corp.	8,033	91,576
Macatawa Bank Corp.	14,702	183,334
MB Financial, Inc.	46,932	2,274,325
MBT Financial Corp.	10,105	110,650
Mercantile Bank Corp.	9,171	324,745
Merchants Bancorp#	9,105	237,732
Metropolitan Bank Holding Corp.†	3,684	151,928
Mid Penn Bancorp, Inc.	2,657	80,906
Middlefield Banc Corp.	1,720	85,312
Midland States Bancorp, Inc.	11,920	410,406
MidSouth Bancorp, Inc.	8,452	129,738
MidWestOne Financial Group, Inc.	6,304	211,436
MVB Financial Corp.#	4,754	86,713
National Bankshares, Inc.#	3,821	175,766
National Commerce Corp.†	8,416	370,304
NBT Bancorp, Inc.	24,085	974,961
Nicolet Bankshares, Inc.†	4,700	260,192
Northeast Bancorp	4,167	90,841
Northrim BanCorp, Inc.	3,836	170,894
Norwood Financial Corp.	3,249	127,491
Oak Valley Bancorp#	3,918	82,160
OFG Bancorp	24,477	396,527
Ohio Valley Banc Corp.#	2,319	97,746
Old Line Bancshares, Inc.	8,854	302,807
Old National Bancorp	85,409	1,733,803
Old Second Bancorp, Inc.	16,408	253,504
OP Bancorp†#	7,015	84,881
Opus Bank	11,139	315,791
Origin Bancorp, Inc.#	9,219	373,554
Orrstown Financial Services, Inc.	4,201	109,436
Pacific Mercantile Bancorp†	8,781	88,688
Park National Corp.	7,570	833,835
PCSB Financial Corp.	9,369	192,252
Peapack Gladstone Financial Corp.	10,352	345,860
Penns Woods Bancorp, Inc.#	2,585	117,049
People’s Utah Bancorp	8,690	314,143
Peoples Bancorp of North Carolina, Inc.	2,623	80,054
Peoples Bancorp, Inc.	9,987	358,134
Peoples Financial Services Corp.	3,892	178,954
Preferred Bank	7,876	482,090
Premier Financial Bancorp, Inc.	6,696	130,572
Provident Bancorp, Inc.†	2,437	68,967
QCR Holdings, Inc.	7,387	321,334
RBB Bancorp	7,724	221,293
Reliant Bancorp, Inc.#	5,708	157,255
Renasant Corp.	27,240	1,271,836
Republic Bancorp, Inc., Class A	5,427	263,806
Republic First Bancorp, Inc.†	24,857	193,885
S&T Bancorp, Inc.	19,455	907,770
Sandy Spring Bancorp, Inc.	19,580	763,620
SB One Bancorp#	4,039	112,284
Seacoast Banking Corp. of Florida†	25,983	821,582
Select Bancorp, Inc.†	6,356	81,420
ServisFirst Bancshares, Inc.#	26,291	1,133,142
Shore Bancshares, Inc.	7,119	133,766
Sierra Bancorp	7,969	236,440
Simmons First National Corp., Class A	51,156	1,616,530
SmartFinancial, Inc.†	6,422	157,853
South State Corp.	20,654	1,702,922
Southern First Bancshares, Inc.†	3,878	161,325
Southern National Bancorp of Virginia, Inc.	11,042	193,787
Southside Bancshares, Inc.	18,775	668,390
Spirit of Texas Bancshares, Inc.†#	1,177	25,388
State Bank Financial Corp.	21,319	694,573
Sterling Bancorp, Inc.	9,695	118,764
Stock Yards Bancorp, Inc.	12,174	471,134
Summit Financial Group, Inc.	6,189	155,963
Tompkins Financial Corp.#	8,331	732,045
Towne Bank	37,243	1,214,122
TriCo Bancshares	14,421	560,688
TriState Capital Holdings, Inc.†	12,609	375,118
Triumph Bancorp, Inc.†	13,554	575,367
TrustCo Bank Corp.	52,908	489,399
Trustmark Corp.	38,095	1,351,611
UMB Financial Corp.	25,620	1,927,649
Union Bankshares Corp.	37,014	1,539,782
United Bankshares, Inc.#	57,209	2,254,035
United Community Banks, Inc.	44,323	1,344,760
United Security Bancshares	7,415	82,306
Unity Bancorp, Inc.	4,365	106,506
Univest Corp. of Pennsylvania	16,297	464,464
Valley National Bancorp#	182,413	2,198,077
Veritex Holdings, Inc.†	13,131	402,071
Washington Trust Bancorp, Inc.	8,508	510,480
WesBanco, Inc.	29,537	1,457,654

West Bancorporation, Inc.	8,976	216,770
Westamerica Bancorporation#	14,561	932,341
Western New England Bancorp, Inc.	15,217	162,061

		120,476,810

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	47,088	680,421
Parke Bancorp, Inc.	3,912	90,172
Union Bankshares, Inc.	2,200	115,500

		886,093

Banks-Mortgage - 0.1%

Walker & Dunlop, Inc.	15,639	852,326

Banks-Super Regional - 0.1%

Independent Bank Group, Inc.	11,944	827,122
National Bank Holdings Corp., Class A	16,248	652,357

		1,479,479

Batteries/Battery Systems - 0.2%

EnerSys	23,804	1,975,494

Beverages-Non-alcoholic - 0.1%

Celsius Holdings, Inc.†	12,907	58,985
Coca-Cola Bottling Co. Consolidated	2,657	450,521
National Beverage Corp.†#	6,648	783,400
Primo Water Corp.†	15,339	306,780

		1,599,686

Beverages-Wine/Spirits - 0.0%

MGP Ingredients, Inc.#	7,474	576,320

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	4,747	1,439,053
Craft Brew Alliance, Inc.†	7,195	136,345

		1,575,398

Broadcast Services/Program - 0.1%

Hemisphere Media Group, Inc.†	10,237	140,247
MSG Networks, Inc., Class A†	33,831	822,093

		962,340

Building & Construction Products-Misc. - 1.0%

American Woodmark Corp.†	7,982	678,071
Armstrong Flooring, Inc.†	12,015	210,383
Builders FirstSource, Inc.†	63,868	997,618
Caesarstone, Ltd.#	12,954	245,478
Forterra, Inc.†#	10,664	90,218
Gibraltar Industries, Inc.†	18,045	819,243
Louisiana-Pacific Corp.	82,544	2,406,983
NCI Building Systems, Inc.†	24,086	407,053
Patrick Industries, Inc.†	13,459	861,376
Quanex Building Products Corp.	19,727	323,523
Simpson Manufacturing Co., Inc.	23,421	1,798,030
Summit Materials, Inc., Class A†	63,372	1,347,923
Trex Co., Inc.†	33,409	2,829,742

		13,015,641

Building & Construction-Misc. - 0.4%

Comfort Systems USA, Inc.	20,708	1,188,639
EMCOR Group, Inc.	32,849	2,631,205
IES Holdings, Inc.†	4,713	90,254
MYR Group, Inc.†	9,094	316,199
TopBuild Corp.†	20,043	1,248,278
Willscot Corp.†#	18,418	321,394

		5,795,969

Building Products-Air & Heating - 0.1%

AAON, Inc.#	23,318	942,047

Building Products-Cement - 0.1%

Continental Building Products, Inc.†	21,004	783,449
US Concrete, Inc.†#	9,089	438,090

		1,221,539

Building Products-Doors & Windows - 0.3%

Apogee Enterprises, Inc.	15,643	769,949
Griffon Corp.	16,423	299,720
JELD-WEN Holding, Inc.†	39,628	963,753
Masonite International Corp.†	15,478	1,036,252
PGT Innovations , Inc.†	27,608	670,874

		3,740,548

Building Products-Light Fixtures - 0.2%

Cree, Inc.†#	56,902	2,737,555

Building Products-Wood - 0.2%

Boise Cascade Co.	21,972	960,176
Universal Forest Products, Inc.	33,888	1,269,445

		2,229,621

Building-Heavy Construction - 0.5%

Aegion Corp.†	18,128	452,475
Dycom Industries, Inc.†	17,069	1,432,260
Granite Construction, Inc.	24,844	1,134,874
MasTec, Inc.†	36,654	1,605,445
Orion Group Holdings, Inc.†	15,576	134,265
Primoris Services Corp.	23,626	592,068
Sterling Construction Co., Inc.†	15,068	219,239
Tutor Perini Corp.†	21,150	430,402

		6,001,028

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	37,397	1,186,233

Building-Mobile Home/Manufactured Housing - 0.2%

Cavco Industries, Inc.†	4,834	1,186,264
Skyline Champion Corp.	3,886	112,344
Winnebago Industries, Inc.	17,483	645,997

		1,944,605

Building-Residential/Commercial - 0.6%

AV Homes, Inc.†#	6,788	145,603
Beazer Homes USA, Inc.†	17,763	227,544
Century Communities, Inc.†	14,552	425,646
Green Brick Partners, Inc.†	13,861	144,847
Hovnanian Enterprises, Inc., Class A†#	68,545	106,930
Installed Building Products, Inc.†	12,414	577,872
KB Home	48,557	1,206,642
LGI Homes, Inc.†#	10,453	602,093
M/I Homes, Inc.†	15,651	405,517
MDC Holdings, Inc.	25,621	812,186
Meritage Homes Corp.†	21,901	945,028
New Home Co., Inc.†	7,317	64,243
Taylor Morrison Home Corp., Class A†	63,395	1,233,667
TRI Pointe Group, Inc.†	85,556	1,239,706
William Lyon Homes, Class A†	18,052	353,278

		8,490,802

Cable/Satellite TV - 0.0%

WideOpenWest, Inc.†	17,266	201,149

Capacitors - 0.1%

KEMET Corp.†	31,459	812,901

Casino Hotels - 0.2%

Boyd Gaming Corp.	46,542	1,695,060
Century Casinos, Inc.†	15,270	122,160
Monarch Casino & Resort, Inc.†	6,390	300,649

		2,117,869

Casino Services - 0.2%

Eldorado Resorts, Inc.†#	37,212	1,788,036
Scientific Games Corp.†#	31,062	941,179

		2,729,215

Cellular Telecom - 0.3%

8x8, Inc.†	51,333	1,165,259
ATN International, Inc.	5,902	432,203
Liberty Latin America, Ltd., Class A†	24,555	483,979
Liberty Latin America, Ltd., Class C†	64,257	1,261,365
NII Holdings, Inc.†#	50,185	288,062

		3,630,868

Chemicals-Diversified - 0.3%

AdvanSix, Inc.†	17,356	587,327
Codexis, Inc.†#	28,771	494,861
Innophos Holdings, Inc.	11,002	480,898
Innospec, Inc.	13,695	1,062,732
Koppers Holdings, Inc.†	11,640	412,638
Quaker Chemical Corp.	7,381	1,329,613

		4,368,069

Chemicals-Fibers - 0.1%

Rayonier Advanced Materials, Inc.	28,998	606,058

Chemicals-Other - 0.0%

American Vanguard Corp.	16,214	355,087

Chemicals-Plastics - 0.2%

A. Schulman, Inc. CVR†(1)(2)	15,061	21,914
Landec Corp.†	15,318	206,027
PolyOne Corp.	45,135	1,907,405

		2,135,346

Chemicals-Specialty - 1.2%

AgroFresh Solutions, Inc.†	17,818	118,490
Balchem Corp.	18,124	2,009,770
CSW Industrials, Inc.†	8,919	499,464
Ferro Corp.†	47,652	1,045,961
GCP Applied Technologies, Inc.†	40,641	1,024,153
H.B. Fuller Co.	28,622	1,631,168
Hawkins, Inc.	5,474	226,076
Ingevity Corp.†	23,962	2,420,402
KMG Chemicals, Inc.	8,307	643,626
Kraton Corp.†	17,517	823,825
Minerals Technologies, Inc.	19,999	1,342,933
Oil-Dri Corp. of America	2,837	115,324
OMNOVA Solutions, Inc.†	24,739	223,888
PQ Group Holdings, Inc.†	20,679	368,086
Sensient Technologies Corp.	24,047	1,707,818
Stepan Co.	11,454	1,021,811
Tronox, Ltd., Class A	52,913	856,662
Valhi, Inc.	14,274	47,104

		16,126,561

Circuit Boards - 0.1%
Park Electrochemical Corp.	10,874	232,486
TTM Technologies, Inc.†	53,020	991,474

		1,223,960

Coal - 0.4%

Advanced Emissions Solutions, Inc.	10,659	121,726
Arch Coal, Inc., Class A#	10,839	961,094
Cloud Peak Energy, Inc.†	41,853	98,773
CONSOL Energy, Inc.†	15,872	680,909
Hallador Energy Co.	9,383	57,330
NACCO Industries, Inc., Class A	2,130	74,869
Peabody Energy Corp.	45,652	1,885,884
Ramaco Resources, Inc.†#	3,379	26,863
SunCoke Energy, Inc.†	36,723	409,829
Warrior Met Coal, Inc.#	20,296	488,119

		4,805,396

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.	12,808	257,825

Coffee - 0.0%

Farmer Bros. Co.†	5,674	164,546

Commercial Services - 0.7%

Acacia Research Corp.†	27,995	109,180
Care.com, Inc.†	11,009	213,905
Emerald Expositions Events, Inc.	14,014	218,899
Healthcare Services Group, Inc.#	41,870	1,725,463
HMS Holdings Corp.†	46,825	1,500,741
Medifast, Inc.	6,605	1,510,894
National Research Corp.	6,233	244,022
Nutrisystem, Inc.#	16,673	616,901
PFSweb, Inc.†	8,588	73,943
Reis, Inc.	5,135	118,362
ServiceSource International, Inc.†	43,714	139,447
SP Plus Corp.†	12,791	497,570
Team, Inc.†#	16,721	389,599
Weight Watchers International, Inc.†	21,780	1,631,322

		8,990,248

Commercial Services-Finance - 0.5%

Cardtronics PLC, Class A†	22,423	786,823
CBIZ, Inc.†	29,158	696,876
Everi Holdings, Inc.†	36,862	319,594
EVERTEC, Inc.	34,439	828,258
Green Dot Corp., Class A†	26,972	2,310,691
MoneyGram International, Inc.†	17,447	113,580
PRGX Global, Inc.†	11,660	111,353
Travelport Worldwide, Ltd.	70,927	1,317,114

		6,484,289

Communications Software - 0.1%

Avaya Holdings Corp.†	59,173	1,382,281
Digi International, Inc.†	15,177	204,131
Ribbon Communications, Inc.†	29,783	206,098

		1,792,510

Computer Aided Design - 0.1%

Altair Engineering, Inc., Class A†	14,094	588,706

Computer Data Security - 0.3%

Carbon Black, Inc.†#	4,562	115,555
ForeScout Technologies, Inc.†	16,301	587,977
OneSpan, Inc.†	17,810	333,938
Qualys, Inc.†	19,056	1,735,049
Varonis Systems, Inc.†	15,697	1,160,008

		3,932,527

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	23,415	482,349

Computer Services - 1.3%

CACI International, Inc., Class A†	13,882	2,706,990
Carbonite, Inc.†	15,078	626,491
ConvergeOne Holdings, Inc.	13,965	127,640
Convergys Corp.	51,563	1,275,153
Engility Holdings, Inc.†	10,257	356,020
ExlService Holdings, Inc.†	18,862	1,208,677
Information Services Group, Inc.†	18,968	93,892
Insight Enterprises, Inc.†	19,856	1,094,860
KeyW Holding Corp.†#	27,497	233,999
MAXIMUS, Inc.	36,666	2,438,289
Perspecta, Inc.	81,201	1,888,735
Presidio, Inc.†#	17,924	271,011
Rimini Street, Inc.†	5,525	28,067
Science Applications International Corp.	23,948	2,160,589
Sykes Enterprises, Inc.†	22,348	675,803
Syntel, Inc.†	20,089	818,426
TTEC Holdings, Inc.	7,998	209,548
Unisys Corp.†#	28,523	530,528
Virtusa Corp.†	15,897	926,159

		17,670,877

Computer Software - 0.8%

Avid Technology, Inc.†	15,526	91,914
Box, Inc., Class A†	71,916	1,766,257
Cision, Ltd.†	22,123	400,647
Cloudera, Inc.†#	58,415	876,809
Cornerstone OnDemand, Inc.†	30,175	1,706,698
Envestnet, Inc.†	24,967	1,577,914
j2 Global, Inc.	26,479	2,186,371
Remark Holdings, Inc.†#	15,405	54,226
SecureWorks Corp., Class A†#	4,852	64,580
SendGrid, Inc.†	5,074	184,034
Simulations Plus, Inc.	6,502	135,567
TiVo Corp.	68,246	931,558
Veritone, Inc.†	4,039	42,167
Yext, Inc.†	45,880	1,140,577

		11,159,319

Computers-Integrated Systems - 0.4%

Agilysys, Inc.†	8,758	140,741
Cray, Inc.†	22,843	495,693
Diebold Nixdorf, Inc.#	43,101	204,730
Maxwell Technologies, Inc.†#	19,224	68,630
Mercury Systems, Inc.†	26,556	1,447,567
MTS Systems Corp.	10,099	546,356
NetScout Systems, Inc.†	47,606	1,190,150
PAR Technology Corp.†#	6,431	165,148
USA Technologies, Inc.†	29,240	475,150

		4,734,165

Computers-Other - 0.4%

3D Systems Corp.†#	61,699	1,255,575
Lumentum Holdings, Inc.†#	35,432	2,405,833
PlayAGS, Inc.†	9,052	290,026
Stratasys, Ltd.†#	28,632	714,368

		4,665,802

Computers-Periphery Equipment - 0.1%

Electronics For Imaging, Inc.†	25,173	875,769
Mitek Systems, Inc.†#	18,490	134,052

		1,009,821

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†#	16,609	550,754

Consulting Services - 0.4%

CRA International, Inc.	4,438	253,676
Franklin Covey Co.†	5,522	141,363
FTI Consulting, Inc.†	21,225	1,617,770
Hackett Group, Inc.	13,615	278,699
Huron Consulting Group, Inc.†	12,493	618,404
ICF International, Inc.	10,218	834,300
Kelly Services, Inc., Class A	17,672	445,511
Navigant Consulting, Inc.	25,345	605,492
Vectrus, Inc.†	6,303	206,864

		5,002,079

Consumer Products-Misc. - 0.3%

Central Garden & Pet Co.†#	5,869	232,999
Central Garden & Pet Co., Class A†	20,165	732,595
Helen of Troy, Ltd.†	15,121	1,798,643
Rosetta Stone, Inc.†	11,143	176,059
WD-40 Co.#	7,712	1,368,495

		4,308,791

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A	14,454	797,572
Greif, Inc., Class B	3,148	178,964

		976,536

Containers-Paper/Plastic - 0.2%

KapStone Paper and Packaging Corp.	49,641	1,705,168
Multi-Color Corp.	7,840	484,120
UFP Technologies, Inc.†	3,742	131,906

		2,321,194

Cosmetics & Toiletries - 0.2%

e.l.f. Beauty, Inc.†#	12,589	174,861
Edgewell Personal Care Co.†	30,499	1,722,279
Inter Parfums, Inc.	9,833	642,095
Revlon, Inc., Class A†#	4,599	100,028

		2,639,263

Cruise Lines - 0.0%

Lindblad Expeditions Holdings, Inc.†	12,041	182,903

Data Processing/Management - 0.4%

Acxiom Corp.†	44,420	2,029,550
Amber Road, Inc.†	13,235	115,541
Bottomline Technologies (de), Inc.†#	22,733	1,499,696
CommVault Systems, Inc.†	22,217	1,547,414
CSG Systems International, Inc.	18,780	701,433

		5,893,634

Decision Support Software - 0.0%

Castlight Health, Inc., Class B†	43,499	130,497

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.#	46,340	1,044,967

Diagnostic Equipment - 0.4%

Accelerate Diagnostics, Inc.†	14,729	362,333
BioTelemetry, Inc.†	18,341	1,133,474
GenMark Diagnostics, Inc.†#	29,297	250,782
Genomic Health, Inc.†	11,685	714,772
OPKO Health, Inc.†#	181,757	1,076,001
Oxford Immunotec Global PLC†	14,340	211,085
Quanterix Corp.†#	2,821	47,195
Repligen Corp.†#	22,088	1,212,190

		5,007,832

Diagnostic Kits - 0.2%

Celcuity, Inc.†#	3,284	81,181
Meridian Bioscience, Inc.	23,478	368,605
OraSure Technologies, Inc.†	34,003	544,388
Quidel Corp.†	18,530	1,424,586

		2,418,760

Dialysis Centers - 0.0%

American Renal Associates Holdings, Inc.†	7,389	162,189

Disposable Medical Products - 0.1%

Merit Medical Systems, Inc.†	27,744	1,632,734
Utah Medical Products, Inc.	1,941	176,340

		1,809,074

Distribution/Wholesale - 0.7%

Anixter International, Inc.†	16,657	1,200,970
BlueLinx Holdings, Inc.†	5,034	180,872
Core-Mark Holding Co., Inc.	25,799	922,830
EnviroStar, Inc.	2,118	100,075
Essendant, Inc.	21,079	304,170
Fossil Group, Inc.†	25,784	584,523
G-III Apparel Group, Ltd.†	24,572	1,117,535
H&E Equipment Services, Inc.	17,978	625,814
Nexeo Solutions, Inc.†	18,527	185,455
ScanSource, Inc.†	14,235	578,653
SiteOne Landscape Supply, Inc.†#	22,572	2,039,832
Systemax, Inc.	6,908	252,142
Titan Machinery, Inc.†	10,652	192,375
Triton International, Ltd.	29,553	1,116,512
Veritiv Corp.†	6,500	310,375

		9,712,133

Diversified Financial Services - 0.1%

Ladder Capital Corp.	49,150	853,736

Diversified Manufacturing Operations - 0.8%

Actuant Corp., Class A	34,451	1,014,582
AZZ, Inc.	14,630	786,363
Barnes Group, Inc.	27,750	1,888,665
Chase Corp.	4,094	507,451
EnPro Industries, Inc.	11,701	878,394
Fabrinet†	20,371	975,160
Federal Signal Corp.	33,576	873,983
GP Strategies Corp.†	7,009	133,522
Harsco Corp.†	45,481	1,284,838
LSB Industries, Inc.†	12,195	106,340
Lydall, Inc.†	9,561	409,211
NL Industries, Inc.†	4,718	37,272
Raven Industries, Inc.	20,260	980,584
Standex International Corp.	7,193	776,125
Synalloy Corp.	4,671	107,199
Tredegar Corp.	14,625	321,019

		11,080,708

Diversified Minerals - 0.0%

United States Lime & Minerals, Inc.	1,129	85,680

Diversified Operations/Commercial Services - 0.1%

Viad Corp.	11,501	708,462

Drug Delivery Systems - 0.2%

Antares Pharma, Inc.†#	81,570	288,758
Assertio Therapeutics, Inc.†	33,260	212,199
Heron Therapeutics, Inc.†#	36,050	1,389,727
Revance Therapeutics, Inc.†	18,542	508,051
Senseonics Holdings, Inc.†#	37,587	153,355

		2,552,090

E-Commerce/Products - 0.3%

1-800-flowers.com, Inc., Class A†	15,164	182,726
Etsy, Inc.†	67,525	3,287,792
Lands’ End, Inc.†	5,935	152,530
Overstock.com, Inc.†#	11,710	341,932

		3,964,980

E-Commerce/Services - 0.9%

Cargurus, Inc.†#	27,787	1,370,455
Cars.com, Inc.†	40,979	1,102,745
Carvana Co.†#	16,103	1,042,508
ChannelAdvisor Corp.†	14,664	191,365
Groupon, Inc.†#	249,229	1,064,208
Leaf Group, Ltd.†	9,232	102,014
Liberty Expedia Holdings, Inc., Class A†	30,787	1,420,820
Quotient Technology, Inc.†#	45,066	673,737
Shutterfly, Inc.†	18,665	1,449,897
Shutterstock, Inc.	10,631	585,130
Stamps.com, Inc.†	9,810	2,437,294
Travelzoo, Inc.†	2,707	33,567
TrueCar, Inc.†	51,686	664,682

		12,138,422

E-Marketing/Info - 0.1%

Cardlytics, Inc.†#	3,197	65,187
Liquidity Services, Inc.†	14,745	106,164
New Media Investment Group, Inc.	33,700	535,830
QuinStreet, Inc.†	21,123	320,436

		1,027,617

E-Services/Consulting - 0.0%

Perficient, Inc.†	19,298	554,432

Educational Software - 0.1%

Instructure, Inc.†#	17,695	724,610

Electric Products-Misc. - 0.1%

Graham Corp.	5,415	150,591
nLight, Inc.†	3,935	121,238
Novanta, Inc.†	18,507	1,417,636

		1,689,465

Electric-Distribution - 0.0%

Spark Energy, Inc., Class A#	6,393	56,258
Unitil Corp.	8,227	415,875

		472,133

Electric-Generation - 0.0%

Atlantic Power Corp.†#	62,706	137,953

Electric-Integrated - 1.4%

ALLETE, Inc.	29,120	2,186,330
Ameresco, Inc., Class A†	10,690	153,402
Avista Corp.	37,050	1,901,036
Black Hills Corp.#	30,281	1,782,037
El Paso Electric Co.	22,888	1,403,034
IDACORP, Inc.	28,534	2,792,052
MGE Energy, Inc.	19,733	1,291,525
NorthWestern Corp.	28,089	1,684,216
Otter Tail Corp.	22,267	1,066,589
PNM Resources, Inc.	44,992	1,752,438
Portland General Electric Co.	50,562	2,346,077

		18,358,736

Electronic Components-Misc. - 0.7%

Applied Optoelectronics, Inc.†#	10,603	438,540
AVX Corp.	26,373	557,789
Bel Fuse, Inc., Class B	5,451	156,171
Benchmark Electronics, Inc.	26,960	696,916
IntriCon Corp.†	3,449	254,881
Kimball Electronics, Inc.†	14,638	289,832
Knowles Corp.†	49,378	895,223
Methode Electronics, Inc.	20,365	807,472
NVE Corp.	2,696	306,481
OSI Systems, Inc.†	9,496	739,644
Plexus Corp.†	18,478	1,169,473
Sanmina Corp.†	38,313	1,180,040
Sparton Corp.†	5,425	69,277
Vishay Intertechnology, Inc.#	74,897	1,782,549
Vishay Precision Group, Inc.†	5,842	252,959
ZAGG, Inc.†	15,444	250,193

		9,847,440

Electronic Components-Semiconductors - 0.9%

Adesto Technologies Corp.†#	10,225	61,861
Alpha & Omega Semiconductor, Ltd.†	11,211	159,308
Amkor Technology, Inc.†	57,835	504,900
AXT, Inc.†#	21,496	169,818
CEVA, Inc.†	12,467	381,490
CTS Corp.	18,485	683,021
Diodes, Inc.†	22,479	852,404
Impinj, Inc.†#	10,570	227,044
Inphi Corp.†#	24,545	909,883
Kopin Corp.†#	34,935	81,049
Lattice Semiconductor Corp.†	66,167	541,908
MACOM Technology Solutions Holdings, Inc.†#	25,608	590,264
Rambus, Inc.†	60,233	736,047
Semtech Corp.†	36,782	2,197,725
Silicon Laboratories, Inc.†	24,268	2,378,264
SMART Global Holdings, Inc.†#	5,625	185,569
Synaptics, Inc.†#	19,592	945,510
Xperi Corp.	27,680	434,576

		12,040,641

Electronic Measurement Instruments - 0.3%

Badger Meter, Inc.	16,142	887,003
FARO Technologies, Inc.†	9,499	647,832
Fitbit, Inc., Class A†#	116,857	703,479
Itron, Inc.†	19,158	1,272,091
Mesa Laboratories, Inc.	1,868	375,001
Stoneridge, Inc.†	15,525	464,663

		4,350,069

Electronic Parts Distribution - 0.2%

SYNNEX Corp.	17,167	1,664,684
Tech Data Corp.†	21,611	1,572,200

		3,236,884

Electronic Security Devices - 0.1%

Alarm.com Holdings, Inc.†	17,415	980,290
Napco Security Technologies, Inc.†	6,698	101,140
ShotSpotter, Inc.†#	4,089	233,237

		1,314,667

Energy-Alternate Sources - 0.4%

Amyris, Inc.†	13,696	122,853
Clean Energy Fuels Corp.†	77,531	213,210
Enphase Energy, Inc.†#	48,881	239,028
FuelCell Energy, Inc.†#	46,051	53,880
FutureFuel Corp.	14,593	216,414
Green Plains, Inc.#	22,267	395,239
Ormat Technologies, Inc.	22,497	1,184,467
Pattern Energy Group, Inc., Class A#	45,706	931,489
Plug Power, Inc.†#	120,800	237,976
Renewable Energy Group, Inc.†#	20,860	562,177
REX American Resources Corp.†	3,216	259,145
Sunrun, Inc.†#	53,686	704,361
TerraForm Power, Inc., Class A	41,334	462,114
TPI Composites, Inc.†	8,229	230,659
Vivint Solar, Inc.†#	17,321	90,935

		5,903,947

Engineering/R&D Services - 0.3%

Argan, Inc.	8,274	329,305
Exponent, Inc.	29,163	1,526,683
Infrastructure and Energy Alternatives, Inc.†#	9,686	102,672
Iteris, Inc.†#	14,367	73,990
KBR, Inc.	79,713	1,672,379
Mistras Group, Inc.†	9,893	225,659
NV5 Global, Inc.†#	4,695	415,273
VSE Corp.	4,898	188,965

		4,534,926

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	23,454	472,833

Enterprise Software/Service - 1.6%

Alteryx, Inc., Class A†#	15,814	918,003
American Software, Inc., Class A	15,697	282,232
Apptio, Inc., Class A†	19,057	739,412
Asure Software, Inc.†#	5,580	83,868
Benefitfocus, Inc.†#	11,242	495,772
Blackbaud, Inc.	27,273	2,851,938
Blackline, Inc.†	18,312	966,141
Coupa Software, Inc.†#	30,054	2,155,172
Donnelley Financial Solutions, Inc.†	19,027	397,474
Everbridge, Inc.†	14,838	893,396
Evolent Health, Inc., Class A†#	38,113	971,882
Exela Technologies, Inc.†#	26,784	160,168
Hortonworks, Inc.†	38,776	865,480
LivePerson, Inc.†	31,880	857,572
Majesco†	3,168	22,651
ManTech International Corp., Class A	14,954	991,749
MicroStrategy, Inc., Class A†	5,366	799,534
MobileIron, Inc.†#	40,097	196,475
Model N, Inc.†	14,245	242,165
Omnicell, Inc.†	21,671	1,489,881
PROS Holdings, Inc.†#	15,699	578,979
QAD, Inc., Class A	5,802	351,891
SailPoint Technologies Holding, Inc.†	29,626	916,332
SPS Commerce, Inc.†	9,539	937,398
Verint Systems, Inc.†	35,983	1,746,975
Workiva, Inc.†	15,628	575,892

		21,488,432

Entertainment Software - 0.0%

Glu Mobile, Inc.†	62,097	478,147

Environmental Consulting & Engineering - 0.2%

Tetra Tech, Inc.	31,326	2,186,555

Filtration/Separation Products - 0.1%

ESCO Technologies, Inc.	14,388	973,348

Finance-Commercial - 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	28,758	620,023
NewStar Financial, Inc. CVR†(1)(2)	17,919	9,676
On Deck Capital, Inc.†	28,858	237,213

		866,912

Finance-Consumer Loans - 0.3%

Curo Group Holdings Corp.†	4,372	134,920
Elevate Credit, Inc.†	11,399	106,694
Encore Capital Group, Inc.†	14,697	569,509
Enova International, Inc.†	18,810	624,492
LendingClub Corp.†#	178,664	644,977
Nelnet, Inc., Class A	10,515	606,190
Ocwen Financial Corp.†	66,405	277,573
PRA Group, Inc.†#	25,218	921,718
Regional Management Corp.†	5,264	175,449
World Acceptance Corp.†	3,470	411,577

		4,473,099

Finance-Investment Banker/Broker - 0.5%

Arlington Asset Investment Corp., Class A#	15,598	158,632
Cowen, Inc.†#	15,851	240,935
Diamond Hill Investment Group, Inc.	1,844	344,072
GAIN Capital Holdings, Inc.#	15,457	113,918
Greenhill & Co., Inc.#	12,181	334,977
Houlihan Lokey, Inc.	16,856	792,738
INTL. FCStone, Inc.†	8,667	483,272
Investment Technology Group, Inc.	18,415	402,920
Ladenburg Thalmann Financial Services, Inc.	57,519	198,441
Moelis & Co., Class A	24,842	1,442,078
Oppenheimer Holdings, Inc., Class A	5,462	170,414
Piper Jaffray Cos.	8,302	639,254
PJT Partners, Inc., Class A	11,267	652,585
Siebert Financial Corp.†	4,191	66,218

		6,040,454

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	27,096	566,848
Marlin Business Services Corp.	4,901	140,169

		707,017

Finance-Mortgage Loan/Banker - 0.4%

Ellie Mae, Inc.†#	19,315	2,035,222
Federal Agricultural Mtg. Corp., Class C	5,072	390,899
Granite Point Mtg. Trust, Inc.#	24,252	464,183
Impac Mortgage Holdings, Inc.†#	5,542	41,454
LendingTree, Inc.†#	4,387	1,111,447
PennyMac Financial Services, Inc., Class A	11,203	236,943
PHH Corp.†	18,386	199,488
TPG RE Finance Trust, Inc.	17,753	366,600

		4,846,236

Finance-Other Services - 0.1%

HomeStreet, Inc.†	14,083	414,744
WageWorks, Inc.†	22,420	1,199,470

		1,614,214

Financial Guarantee Insurance - 0.5%

MBIA, Inc.†	50,017	513,675
MGIC Investment Corp.†	209,654	2,666,799
NMI Holdings, Inc., Class A†	35,169	759,650
Radian Group, Inc.	122,119	2,482,679

		6,422,803

Firearms & Ammunition - 0.2%

American Outdoor Brands Corp.†	30,360	425,951
Axon Enterprise, Inc.†	29,700	2,027,322
Sturm Ruger & Co., Inc.	9,499	621,709

		3,074,982

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	3,924	126,745

Food-Confectionery - 0.1%

Hostess Brands, Inc.†	55,784	656,020
Simply Good Foods Co.†#	34,078	613,404
Tootsie Roll Industries, Inc.#	9,244	266,227

		1,535,651

Food-Dairy Products - 0.0%

Dean Foods Co.	51,552	392,826

Food-Misc./Diversified - 0.5%

B&G Foods, Inc.#	37,144	1,186,751
Cal-Maine Foods, Inc.	17,629	871,754
Darling Ingredients, Inc.†	92,634	1,832,300
J&J Snack Foods Corp.	8,495	1,236,022
John B. Sanfilippo & Son, Inc.	4,852	354,536
Lancaster Colony Corp.	10,677	1,668,495

		7,149,858

Food-Retail - 0.1%

Ingles Markets, Inc., Class A	7,970	286,522
Smart & Final Stores, Inc.†	12,769	89,383
SUPERVALU, Inc.†	21,545	695,688
Village Super Market, Inc., Class A	4,644	135,512
Weis Markets, Inc.	5,395	251,353

		1,458,458

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.#	8,960	948,416
Chefs’ Warehouse, Inc.†	12,285	361,179
Fresh Del Monte Produce, Inc.	17,198	643,893
Performance Food Group Co.†	57,570	1,905,567
SpartanNash Co.	20,126	429,690
United Natural Foods, Inc.†	28,490	1,011,680

		5,300,425

Footwear & Related Apparel - 0.5%

Crocs, Inc.†	38,240	790,039
Deckers Outdoor Corp.†	18,017	2,195,191
Rocky Brands, Inc.	3,861	116,409
Steven Madden, Ltd.	32,822	1,908,599
Weyco Group, Inc.	3,490	123,790
Wolverine World Wide, Inc.	52,189	2,044,765

		7,178,793

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.	8,461	192,657
Matthews International Corp., Class A	17,634	915,205

		1,107,862

Gambling (Non-Hotel) - 0.2%

Golden Entertainment, Inc.†#	10,267	297,845
Pinnacle Entertainment, Inc.†	29,516	1,010,628
Red Rock Resorts, Inc., Class A	39,289	1,282,393

		2,590,866

Gas-Distribution - 0.9%

Chesapeake Utilities Corp.	8,940	768,840
New Jersey Resources Corp.	49,300	2,248,080
Northwest Natural Gas Co.	16,175	1,049,757
ONE Gas, Inc.	29,462	2,313,651
RGC Resources, Inc.	4,178	112,513
South Jersey Industries, Inc.#	48,493	1,608,998
Southwest Gas Holdings, Inc.	27,287	2,109,831
Spire, Inc.	27,852	2,076,367

		12,288,037

Gold Mining - 0.0%

Gold Resource Corp.	29,748	153,500

Golf - 0.1%

Acushnet Holdings Corp.	19,560	529,098
Callaway Golf Co.	53,108	1,211,394

		1,740,492

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	8,370	195,021
US Ecology, Inc.	12,383	900,863

		1,095,884

Health Care Cost Containment - 0.2%

CorVel Corp.†	5,130	304,978
HealthEquity, Inc.†#	30,598	2,882,638

		3,187,616

Healthcare Safety Devices - 0.1%

Tandem Diabetes Care, Inc.†	25,209	1,151,799

Home Furnishings - 0.1%

Ethan Allen Interiors, Inc.	13,853	308,229
Flexsteel Industries, Inc.	4,144	147,858
Hooker Furniture Corp.	6,539	274,965
Purple Innovation, Inc.†#	2,464	13,724
Sleep Number Corp.†	20,574	693,344

		1,438,120

Hotels/Motels - 0.3%

BBX Capital Corp.	37,085	275,542
Belmond, Ltd., Class A†	50,631	848,069
Bluegreen Vacations Corp.#	4,212	78,680
ILG, Inc.	59,738	2,038,858
Marcus Corp.	10,779	437,628
Red Lion Hotels Corp.†	8,985	122,645

		3,801,422

Housewares - 0.1%

Lifetime Brands, Inc.	6,653	77,507
Tupperware Brands Corp.	28,996	942,950

		1,020,457

Human Resources - 1.1%

AMN Healthcare Services, Inc.†	26,680	1,555,444
ASGN, Inc.†	28,677	2,655,203
Barrett Business Services, Inc.	4,014	301,170
BG Staffing, Inc.	3,898	94,955
Cross Country Healthcare, Inc.†	20,052	200,721
Heidrick & Struggles International, Inc.	10,554	466,487
Insperity, Inc.	21,661	2,596,071
Kforce, Inc.	13,026	547,743
Korn/Ferry International	31,930	2,143,461
Paylocity Holding Corp.†	16,376	1,300,909
Resources Connection, Inc.	16,841	278,719
TriNet Group, Inc.†	24,650	1,456,076
TrueBlue, Inc.†	23,161	678,617
Willdan Group, Inc.†#	4,440	139,283

		14,414,859

Identification Systems - 0.1%

Brady Corp., Class A	26,531	1,073,179

Import/Export - 0.0%

Castle Brands, Inc.†#	51,381	59,088

Independent Power Producers - 0.1%

NRG Yield, Inc., Class A	19,684	387,578
NRG Yield, Inc., Class C	37,170	737,824

		1,125,402

Industrial Audio & Video Products - 0.0%

GoPro, Inc., Class A†#	63,827	409,131
Turtle Beach Corp.†#	4,440	101,720

		510,851

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	3,513	150,708
Ichor Holdings, Ltd.†#	14,308	371,006

		521,714

Instruments-Controls - 0.3%

Allied Motion Technologies, Inc.	3,949	192,869
Control4 Corp.†	14,704	476,557
Watts Water Technologies, Inc., Class A	15,702	1,294,630
Woodward, Inc.	30,292	2,440,323

		4,404,379

Instruments-Scientific - 0.0%

Fluidigm Corp.†#	14,834	117,485

Insurance Brokers - 0.0%

Crawford & Co., Class B	6,604	57,587
eHealth, Inc.†	10,599	309,385
Goosehead Insurance, Inc., Class A†#	5,513	171,013

		537,985

Insurance-Life/Health - 0.7%

American Equity Investment Life Holding Co.	50,625	1,877,681
CNO Financial Group, Inc.	94,450	2,041,064
FBL Financial Group, Inc., Class A	5,589	454,665
FGL Holdings†	80,135	697,976
Health Insurance Innovations, Inc., Class A†	6,547	346,336
Independence Holding Co.	2,638	92,990
National Western Life Group, Inc., Class A	1,289	420,150
Primerica, Inc.	24,722	3,022,264
Trupanion, Inc.†#	13,550	517,475

		9,470,601

Insurance-Multi-line - 0.4%

Citizens, Inc.†#	27,960	234,864
Genworth Financial, Inc., Class A†	284,942	1,324,980
Horace Mann Educators Corp.	23,255	1,076,707
Kemper Corp.	29,800	2,424,230
United Fire Group, Inc.	11,887	588,763

		5,649,544

Insurance-Property/Casualty - 1.3%

Ambac Financial Group, Inc.†	25,599	540,907
AMERISAFE, Inc.	10,795	688,721
AmTrust Financial Services, Inc.#	62,561	909,637
Donegal Group, Inc., Class A	5,295	76,513
EMC Insurance Group, Inc.	5,222	134,101
Employers Holdings, Inc.	18,216	835,204
Enstar Group, Ltd.†	6,806	1,453,081
FedNat Holding Co.	6,494	170,792
Global Indemnity, Ltd.	4,748	187,214
Hallmark Financial Services, Inc.†	7,366	82,720
HCI Group, Inc.	4,135	167,467
Heritage Insurance Holdings, Inc.#	11,317	165,794
Investors Title Co.	779	151,126
James River Group Holdings, Ltd.	14,660	600,327
Kingstone Cos., Inc.	5,241	97,220
Kinsale Capital Group, Inc.	11,031	670,354
National General Holdings Corp.	34,830	951,207
Navigators Group, Inc.	11,705	819,350
NI Holdings, Inc.†	5,486	92,604
ProAssurance Corp.	30,004	1,450,693
Protective Insurance Corp., Class B	5,416	127,276
RLI Corp.	22,167	1,706,194
Safety Insurance Group, Inc.	8,288	801,450
Selective Insurance Group, Inc.	32,803	2,105,953
State Auto Financial Corp.	9,439	296,290
Stewart Information Services Corp.	13,225	592,215
Third Point Reinsurance, Ltd.†	45,599	611,027
Tiptree, Inc.	15,799	102,693
United Insurance Holdings Corp.#	11,612	241,878
Universal Insurance Holdings, Inc.	17,880	797,448

		17,627,456

Insurance-Reinsurance - 0.3%

Argo Group International Holdings, Ltd.†	18,319	1,166,920
Essent Group, Ltd.†	54,281	2,353,624
Greenlight Capital Re, Ltd., Class A†	16,864	216,703
Maiden Holdings, Ltd.	38,504	146,315
WMIH Corp.†#	321,272	485,121

		4,368,683

Internet Application Software - 0.0%

eGain Corp.†	9,987	142,814
Tucows, Inc., Class A†#	5,375	314,706
VirnetX Holding Corp.†#	30,491	102,145

		559,665

Internet Connectivity Services - 0.2%

Boingo Wireless, Inc.†	22,932	758,591
Cogent Communications Holdings, Inc.	23,668	1,294,640
Internap Corp.†#	11,346	152,263

		2,205,494

Internet Content-Entertainment - 0.1%

Limelight Networks, Inc.†	60,658	307,536
Pandora Media, Inc.†#	144,757	1,337,555

		1,645,091

Internet Content-Information/News - 0.4%

Chegg, Inc.†#	60,154	1,947,787
HealthStream, Inc.	14,638	464,464
LiveXLive Media, Inc.†	2,715	13,765
TechTarget, Inc.†	11,482	275,453
XO Group, Inc.†	13,721	412,453
Yelp, Inc.†	45,842	2,160,075

		5,273,997

Internet Security - 0.1%

Imperva, Inc.†	19,688	928,289
Zix Corp.†	29,524	163,858
Zscaler, Inc.†#	7,870	336,758

		1,428,905

Investment Companies - 0.1%

B. Riley Financial, Inc.	11,387	260,762
Columbia Financial, Inc.†#	28,072	475,259
PDL Community Bancorp†#	4,966	73,696

		809,717

Investment Management/Advisor Services - 0.8%

Altisource Portfolio Solutions SA†#	5,634	203,669
Artisan Partners Asset Management, Inc., Class A	27,153	900,122
Ashford, Inc.†#	431	39,389
Associated Capital Group, Inc., Class A	1,506	56,324
Blucora, Inc.†	26,520	960,024
BrightSphere Investment Group PLC	46,149	585,631
Cohen & Steers, Inc.	12,608	524,115
Federated Investors, Inc., Class B	54,740	1,267,778
FRP Holdings, Inc.†	3,999	261,135
GAMCO Investors, Inc., Class A	2,413	62,376
Hamilton Lane, Inc., Class A#	8,429	411,167
Hilltop Holdings, Inc.	41,312	857,224
Pzena Investment Management, Inc., Class A	10,044	91,200
Silvercrest Asset Management Group, Inc., Class A	4,701	74,511
Stifel Financial Corp.	39,221	2,191,277
Virtus Investment Partners, Inc.	3,918	505,422
Waddell & Reed Financial, Inc., Class A	45,210	905,104
Westwood Holdings Group, Inc.	4,681	269,298
WisdomTree Investments, Inc.	66,088	543,243

		10,709,009

Lasers-System/Components - 0.2%

Electro Scientific Industries, Inc.†#	17,944	393,871
II-VI, Inc.†	34,934	1,737,966

		2,131,837

Leisure Products - 0.0%

Escalade, Inc.	6,020	80,066
Johnson Outdoors, Inc., Class A	2,755	279,026
Marine Products Corp.	4,248	83,431

		442,523

Linen Supply & Related Items - 0.1%

UniFirst Corp.	8,623	1,596,980

Machine Tools & Related Products - 0.2%

Kennametal, Inc.	46,043	1,880,396
Milacron Holdings Corp.†	39,189	830,807

		2,711,203

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	12,947	629,871
Hyster-Yale Materials Handling, Inc.	5,858	361,439

		991,310

Machinery-Electrical - 0.1%

Babcock & Wilcox Enterprises, Inc.†#	18,109	25,352
Franklin Electric Co., Inc.	26,213	1,281,816

		1,307,168

Machinery-Farming - 0.1%

Alamo Group, Inc.	5,445	518,909
Lindsay Corp.	6,064	580,749

		1,099,658

Machinery-General Industrial - 0.5%

Albany International Corp., Class A	16,228	1,251,990
Applied Industrial Technologies, Inc.	21,567	1,661,737
Chart Industries, Inc.†	17,410	1,315,326
DXP Enterprises, Inc.†	8,997	412,872
Gencor Industries, Inc.†	4,973	64,152
Kadant, Inc.	6,180	624,489
Manitex International, Inc.†	8,213	86,894
Manitowoc Co, Inc.†	19,965	462,988
Tennant Co.	10,089	772,313
Twin Disc, Inc.†	4,782	122,180

		6,774,941

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	12,482	530,859

Machinery-Pumps - 0.3%

Cactus, Inc., Class A†	20,788	710,534
Gorman-Rupp Co.	9,971	365,537
Mueller Water Products, Inc., Class A	87,422	1,011,472
NN, Inc.	15,637	312,740
SPX FLOW, Inc.†	23,823	1,142,075

		3,542,358

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.†	32,250	176,569
SEACOR Marine Holdings, Inc.†	9,139	187,166

		363,735

Medical Imaging Systems - 0.0%

iRadimed Corp.†	1,978	54,395
Lantheus Holdings, Inc.†	20,988	337,907

		392,302

Medical Information Systems - 0.5%

Allscripts Healthcare Solutions, Inc.†	100,367	1,466,362
Computer Programs & Systems, Inc.#	6,508	177,668
Inovalon Holdings, Inc., Class A†#	38,928	428,208
Medidata Solutions, Inc.†#	32,628	2,772,728
NantHealth, Inc.†#	11,551	25,643
Quality Systems, Inc.†	30,038	687,570
Tabula Rasa HealthCare, Inc.†#	9,778	857,237

		6,415,416

Medical Instruments - 0.9%

AngioDynamics, Inc.†	20,590	461,628
Avanos Medical, Inc.†	26,492	1,910,073
Cardiovascular Systems, Inc.†	18,345	706,833
CONMED Corp.	14,252	1,146,288
CryoLife, Inc.†	20,098	697,400
Endologix, Inc.†#	46,983	108,061
LivaNova PLC†	27,518	3,454,885
Natus Medical, Inc.†	18,213	679,345
NuVasive, Inc.†	29,057	2,039,511
TransEnterix, Inc.†#	88,126	511,131

		11,715,155

Medical Labs & Testing Services - 0.5%

Evolus, Inc.†	2,857	73,111
Invitae Corp.†#	36,079	534,330
Medpace Holdings, Inc.†	6,734	402,626
Natera, Inc.†	16,637	459,847
R1 RCM, Inc.†	58,163	579,885
Syneos Health, Inc.†	35,044	1,746,943
Teladoc Health, Inc.†#	37,868	2,936,663

		6,733,405

Medical Laser Systems - 0.0%

Cutera, Inc.†	7,564	257,176

Medical Products - 2.0%

Accuray, Inc.†	47,252	189,008
AtriCure, Inc.†	18,945	654,550
Atrion Corp.	805	527,315
AxoGen, Inc.†#	18,833	825,827
Cerus Corp.†	73,159	569,177
CytoSorbents Corp.†#	16,042	235,015
FONAR Corp.†	3,480	91,176
Glaukos Corp.†#	18,653	1,275,306
Globus Medical, Inc., Class A†	40,490	2,156,902
Haemonetics Corp.†	30,361	3,389,502
Inogen, Inc.†	9,965	2,639,828
Inspire Medical Systems, Inc.†#	4,427	243,441
Integer Holdings Corp.†	17,583	1,404,882
Intersect ENT, Inc.†	16,737	490,394
Invacare Corp.#	18,617	282,978
iRhythm Technologies, Inc.†	13,427	1,249,919
K2M Group Holdings, Inc.†	23,263	636,010
LeMaitre Vascular, Inc.	8,901	333,877
Luminex Corp.	23,430	660,960
MiMedx Group, Inc.†#	58,511	310,108
NanoString Technologies, Inc.†	12,285	198,649
Nevro Corp.†#	16,448	1,108,924
Novocure, Ltd.†	40,596	1,828,850
Nuvectra Corp.†	7,859	183,429
NxStage Medical, Inc.†	37,157	1,053,029
Orthofix Medical, Inc.†	9,881	529,226
OrthoPediatrics Corp.†#	3,914	136,286
Pulse Biosciences, Inc.†#	6,004	86,217
Rockwell Medical, Inc.†#	26,845	131,809
SeaSpine Holdings Corp.†	6,564	101,086
Sientra, Inc.†#	13,113	329,399
Surmodics, Inc.†	7,326	576,923
T2 Biosystems, Inc.†#	14,443	94,313
Tactile Systems Technology, Inc.†#	9,793	662,692
Wright Medical Group NV†#	59,939	1,737,032

		26,924,039

Medical-Biomedical/Gene - 5.0%

Abeona Therapeutics, Inc.†#	17,426	268,360
ACADIA Pharmaceuticals, Inc.†#	55,611	790,788
Acceleron Pharma, Inc.†#	21,865	1,181,147
Achillion Pharmaceuticals, Inc.†	76,828	265,057
Acorda Therapeutics, Inc.†	24,629	709,315
ADMA Biologics, Inc.†#	10,687	68,290
Aduro Biotech, Inc.†#	36,247	268,228
Adverum Biotechnologies, Inc.†	30,761	233,784
Agenus, Inc.†#	45,174	99,834
Albireo Pharma, Inc.†	5,147	177,983
Alder Biopharmaceuticals, Inc.†#	32,919	595,834
Aldeyra Therapeutics, Inc.†	8,997	76,025
Allena Pharmaceuticals, Inc.†#	6,551	71,406
AMAG Pharmaceuticals, Inc.†#	19,392	473,165
Amicus Therapeutics, Inc.†#	106,957	1,441,780
AnaptysBio, Inc.†#	10,483	929,213
ANI Pharmaceuticals, Inc.†	4,513	262,657
Aratana Therapeutics, Inc.†#	25,232	133,730
Arbutus Biopharma Corp.†#	19,950	181,545
Arcus Biosciences, Inc.†#	2,919	42,034
Ardelyx, Inc.†	18,948	81,476
Arena Pharmaceuticals, Inc.†#	28,049	1,089,423
ArQule, Inc.†#	49,055	325,235
Arrowhead Pharmaceuticals, Inc.†#	49,181	725,912
Arsanis, Inc.†#	2,623	6,007
Assembly Biosciences, Inc.†	9,592	383,680
Atara Biotherapeutics, Inc.†#	22,972	940,703
Athersys, Inc.†#	64,072	131,988
Audentes Therapeutics, Inc.†	18,090	658,476
AVEO Pharmaceuticals, Inc.†#	57,428	171,710
Avid Bioservices, Inc.†	28,633	209,594
Bellicum Pharmaceuticals, Inc.†#	22,506	162,718
BioCryst Pharmaceuticals, Inc.†#	55,641	398,390
Biohaven Pharmaceutical Holding Co., Ltd.†#	15,445	584,748
BioTime, Inc.†#	50,597	139,142
Blueprint Medicines Corp.†	23,363	1,791,241
Calithera Biosciences, Inc.†	17,553	95,664
Cambrex Corp.†	18,597	1,253,438
Cara Therapeutics, Inc.†#	15,318	308,964
CASI Pharmaceuticals, Inc.†	28,196	195,962
Cellular Biomedicine Group, Inc.†	6,556	139,315
ChemoCentryx, Inc.†	12,384	163,221
ChromaDex Corp.†	21,745	98,505
Clearside Biomedical, Inc.†#	15,797	107,578
Cohbar, Inc.†#	12,609	66,071
Corvus Pharmaceuticals, Inc.†#	7,836	85,883
Cue Biopharma, Inc.†#	9,988	96,085
Cymabay Therapeutics, Inc.†#	33,295	453,811
CytomX Therapeutics, Inc.†	21,789	490,035
Deciphera Pharmaceuticals, Inc.†	4,298	158,983
Denali Therapeutics, Inc.†#	9,552	187,506
Dicerna Pharmaceuticals, Inc.†	25,093	397,724
Dynavax Technologies Corp.†#	35,227	487,894
Editas Medicine, Inc.†#	25,790	846,686
Eloxx Pharmaceuticals Inc†	12,152	222,625
Emergent BioSolutions, Inc.†	25,137	1,558,494
Endocyte, Inc.†#	36,723	724,178
Enzo Biochem, Inc.†	24,884	114,218
Epizyme, Inc.†#	29,562	348,832
Esperion Therapeutics, Inc.†#	12,929	639,856
Evelo Biosciences, Inc.†#	3,030	40,814
Fate Therapeutics, Inc.†#	28,078	361,925
FibroGen, Inc.†	42,240	2,582,976
Five Prime Therapeutics, Inc.†	18,752	262,528

Fortress Biotech, Inc.†#	19,241	37,905
Geron Corp.†#	89,966	515,505
GlycoMimetics, Inc.†#	18,996	279,621
GTx, Inc.†#	2,602	62,240
Halozyme Therapeutics, Inc.†#	70,503	1,297,960
Harvard Bioscience, Inc.†	19,850	118,107
Helius Medical Technologies, Inc.†#	9,208	92,264
Homology Medicines, Inc.†#	5,902	98,268
Idera Pharmaceuticals, Inc.†#	10,784	112,801
ImmunoGen, Inc.†	72,410	737,858
Immunomedics, Inc.†#	74,470	1,992,817
Innovate Biopharmaceuticals, Inc.†	10,452	74,418
Innoviva, Inc.†	38,952	565,583
Inovio Pharmaceuticals, Inc.†#	46,850	246,431
Insmed, Inc.†#	43,269	862,351
Intellia Therapeutics, Inc.†#	18,773	580,649
Intercept Pharmaceuticals, Inc.†#	12,376	1,383,637
Intrexon Corp.†#	39,265	603,896
Iovance Biotherapeutics, Inc.†#	46,428	821,776
Karyopharm Therapeutics, Inc.†	27,392	576,602
Kindred Biosciences, Inc.†	14,620	217,838
Lexicon Pharmaceuticals, Inc.†#	24,416	282,493
Ligand Pharmaceuticals, Inc.†#	11,820	3,069,536
Loxo Oncology, Inc.†#	15,001	2,534,869
MacroGenics, Inc.†	22,149	484,399
Medicines Co.†#	38,896	1,540,670
Menlo Therapeutics, Inc.†	3,630	27,878
Molecular Templates, Inc.†	5,104	29,399
Mustang Bio, Inc.†#	9,413	65,138
Myriad Genetics, Inc.†#	37,070	1,845,715
NantKwest, Inc.†	15,709	53,253
NeoGenomics, Inc.†#	31,624	437,992
NewLink Genetics Corp.†#	16,447	50,986
Novavax, Inc.†#	215,393	336,013
Nymox Pharmaceutical Corp.†#	18,295	47,933
Omeros Corp.†#	25,891	670,059
Organovo Holdings, Inc.†#	59,169	76,328
Ovid therapeutics, Inc.†	7,444	49,651
Pacific Biosciences of California, Inc.†#	68,836	343,492
Palatin Technologies, Inc.†	110,839	111,947
PDL BioPharma, Inc.†	83,920	203,086
Pfenex, Inc.†	12,068	63,719
Pieris Pharmaceuticals, Inc.†#	29,338	162,532
PolarityTE, Inc.†	4,901	140,071
Prothena Corp. PLC†#	22,702	345,524
PTC Therapeutics, Inc.†	25,582	1,067,793
Puma Biotechnology, Inc.†#	16,454	723,153
Radius Health, Inc.†#	22,865	470,333
REGENXBIO, Inc.†	16,151	1,137,838
resTORbio, Inc.†#	3,716	43,960
Retrophin, Inc.†#	22,587	715,782
Rigel Pharmaceuticals, Inc.†#	93,230	317,914
RTI Surgical, Inc.†	32,131	143,786
Sangamo Therapeutics, Inc.†#	57,303	1,045,780
Savara, Inc.†#	14,121	166,063
Selecta Biosciences, Inc.†#	10,172	137,932
Sienna Biopharmaceuticals, Inc.†#	8,712	145,142
Solid Biosciences, Inc.†#	5,144	219,494
Spark Therapeutics, Inc.†#	17,772	1,094,933
Spectrum Pharmaceuticals, Inc.†	55,949	1,204,582
Stemline Therapeutics, Inc.†#	15,614	266,999
Surface Oncology, Inc.†#	4,106	39,828
Syndax Pharmaceuticals, Inc.†#	8,376	64,998
Synlogic, Inc.†#	8,703	92,078
Theravance Biopharma, Inc.†#	24,212	701,422
Tobira Therapeutics, Inc. CVR†(1)(2)	4,989	0
Tocagen, Inc.†#	10,071	98,192
Tyme Technologies, Inc.†#	23,735	52,929
Ultragenyx Pharmaceutical, Inc.†#	26,566	2,250,937
UNITY Biotechnology, Inc.†#	2,852	54,359
Unum Therapeutics, Inc.†#	2,002	32,653
Veracyte, Inc.†#	13,661	172,675
Verastem, Inc.†#	29,865	297,455
Vericel Corp.†	20,842	254,272
Viking Therapeutics, Inc.†#	24,603	321,561
WaVe Life Sciences, Ltd.†#	9,959	530,815
XOMA Corp.†#	3,226	60,423
Zeneca, Inc. CVR†(1)(2)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	74,342	217,079
Zomedica Pharmaceuticals Corp.†#	22,295	47,488

		67,004,676

Medical-Drugs - 2.4%

Achaogen, Inc.†#	17,739	93,839
Aclaris Therapeutics, Inc.†#	15,103	240,440
Adamas Pharmaceuticals, Inc.†#	12,412	285,848
Aeglea BioTherapeutics, Inc.†	9,211	100,676
Aerie Pharmaceuticals, Inc.†#	20,100	1,233,135
Aimmune Therapeutics, Inc.†#	24,467	682,874
Akcea Therapeutics, Inc.†#	7,205	190,284
Akorn, Inc.†	52,762	827,836
Ampio Pharmaceuticals, Inc.†	44,815	28,189
Apellis Pharmaceuticals, Inc.†	20,406	395,060
Array BioPharma, Inc.†#	115,206	1,793,757
Athenex, Inc.†#	23,779	390,689
BioSpecifics Technologies Corp.†	3,215	172,453
Catalyst Biosciences, Inc.†	6,714	73,384
Catalyst Pharmaceuticals, Inc.†	54,500	183,665
Chimerix, Inc.†	24,901	99,355
Clovis Oncology, Inc.†#	26,902	961,746
Coherus Biosciences, Inc.†#	26,451	532,988
Collegium Pharmaceutical, Inc.†#	16,581	283,535
Corbus Pharmaceuticals Holdings, Inc.†#	28,185	164,882
Corcept Therapeutics, Inc.†#	55,192	828,984
Corium International, Inc.†#	15,111	147,483
CTI Biopharma Corp.†#	28,863	54,262
Cytokinetics, Inc.†#	25,979	205,234
Dova Pharmaceuticals, Inc.†#	6,656	169,395
Durect Corp.†	88,564	116,019
Eagle Pharmaceuticals, Inc.†#	5,882	406,623
Enanta Pharmaceuticals, Inc.†	9,466	860,743
Global Blood Therapeutics, Inc.†#	28,232	1,381,956
Horizon Pharma PLC†	93,433	1,975,174
Immune Design Corp.†	19,043	72,363
Insys Therapeutics, Inc.†#	15,189	142,017
Intra-Cellular Therapies, Inc.†	25,307	555,236
Ironwood Pharmaceuticals, Inc.†#	78,275	1,506,011
Jounce Therapeutics, Inc.†#	8,908	69,928

Kadmon Holdings, Inc.†#	39,249	169,163
Kala Pharmaceuticals, Inc.†	6,577	88,855
Keryx Biopharmaceuticals, Inc.†#	53,406	182,114
Kura Oncology, Inc.†#	14,041	287,841
Lannett Co., Inc.†#	16,405	87,767
Madrigal Pharmaceuticals, Inc.†#	3,283	785,326
Mallinckrodt PLC†#	46,512	1,602,804
Marinus Pharmaceuticals, Inc.†	20,571	146,877
MediciNova, Inc.†#	22,119	269,188
Melinta Therapeutics, Inc.†	10,984	51,350
Minerva Neurosciences, Inc.†	17,295	179,868
Miragen Therapeutics, Inc.†#	14,493	90,002
MyoKardia, Inc.†#	17,235	1,062,538
Neos Therapeutics, Inc.†#	15,644	89,953
Ocular Therapeutix, Inc.†#	18,225	123,019
Odonate Therapeutics, Inc.†#	3,833	73,555
Optinose, Inc.†#	9,090	135,168
Pacira Pharmaceuticals, Inc.†	22,545	1,062,997
Paratek Pharmaceuticals, Inc.†#	17,794	182,389
Prestige Brands Holdings, Inc.†#	30,161	1,161,198
Progenics Pharmaceuticals, Inc.†#	41,907	328,132
Ra Pharmaceuticals, Inc.†#	8,162	99,576
Reata Pharmaceuticals, Inc., Class A†#	8,985	775,945
Rhythm Pharmaceuticals, Inc.†	6,925	218,138
Rocket Pharmaceuticals, Inc.†	11,792	281,239
scPharmaceuticals, Inc.†#	3,843	19,676
Seres Therapeutics, Inc.†#	11,634	102,147
SIGA Technologies, Inc.†#	29,331	241,394
Sorrento Therapeutics, Inc.†#	49,120	272,616
Spero Therapeutics, Inc.†#	3,768	42,993
Spring Bank Pharmaceuticals, Inc.†#	6,272	89,000
Supernus Pharmaceuticals, Inc.†	27,668	1,225,692
Synergy Pharmaceuticals, Inc.†#	140,445	273,868
Syros Pharmaceuticals, Inc.†#	13,836	170,044
Tetraphase Pharmaceuticals, Inc.†	29,145	103,173
TG Therapeutics, Inc.†#	33,427	424,523
TherapeuticsMD, Inc.†#	94,970	615,406
Vanda Pharmaceuticals, Inc.†	29,013	560,676
Voyager Therapeutics, Inc.†#	12,121	263,511
Zogenix, Inc.†#	23,372	1,128,868

		32,294,652

Medical-Generic Drugs - 0.4%

Amneal Pharmaceuticals, Inc.†	49,115	1,134,556
Amphastar Pharmaceuticals, Inc.†	20,089	381,289
Endo International PLC†#	126,611	2,171,379
Momenta Pharmaceuticals, Inc.†	43,356	1,148,934
Teligent, Inc.†#	23,240	93,890

		4,930,048

Medical-HMO - 0.2%

Magellan Health, Inc.†	13,911	1,022,458
Tivity Health, Inc.†#	22,597	777,337
Triple-S Management Corp., Class B†	12,480	271,690

		2,071,485

Medical-Hospitals - 0.3%

Community Health Systems, Inc.†#	48,410	187,831
LifePoint Health, Inc.†	20,083	1,293,345
Quorum Health Corp.†	16,103	73,269
Select Medical Holdings Corp.†	61,271	1,213,166
Surgery Partners, Inc.†	10,518	182,487
Tenet Healthcare Corp.†	47,300	1,594,956

		4,545,054

Medical-Nursing Homes - 0.1%

Ensign Group, Inc.	27,851	1,088,139
Genesis Healthcare, Inc.†#	31,598	55,928
National HealthCare Corp.	6,855	528,315

		1,672,382

Medical-Outpatient/Home Medical - 0.4%

Addus HomeCare Corp.†	4,309	279,654
Amedisys, Inc.†	16,167	2,021,037
Civitas Solutions, Inc.†	9,188	147,008
LHC Group, Inc.†	17,458	1,727,120
Providence Service Corp.†	6,406	430,099

		4,604,918

Medical-Wholesale Drug Distribution - 0.1%

Diplomat Pharmacy, Inc.†#	32,075	662,669
Owens & Minor, Inc.	34,514	586,048

		1,248,717

Metal Processors & Fabrication - 0.5%

CIRCOR International, Inc.	9,186	416,677
Global Brass & Copper Holdings, Inc.	12,293	473,895
LB Foster Co., Class A†	5,526	125,717
Mueller Industries, Inc.	32,038	1,024,255
Park-Ohio Holdings Corp.	4,921	203,975
RBC Bearings, Inc.†	13,336	1,997,866
Rexnord Corp.†	59,083	1,715,180
Sun Hydraulics Corp.	16,154	813,192

		6,770,757

Metal Products-Distribution - 0.1%

Lawson Products, Inc.†	3,775	127,218
Olympic Steel, Inc.	5,204	114,696
Worthington Industries, Inc.	24,223	1,128,307

		1,370,221

Metal Products-Fasteners - 0.1%

Eastern Co.	3,082	90,919
TriMas Corp.†	25,903	795,222

		886,141

Metal-Aluminum - 0.1%

Century Aluminum Co.†	28,226	356,212
Kaiser Aluminum Corp.	9,251	1,013,817

		1,370,029

Metal-Diversified - 0.0%

Covia Holdings Corp.†#	17,558	198,932
Ferroglobe Representation & Warranty Trust†(1)(2)	36,833	0

		198,932

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc.†#	168,285	1,691,264

Mining Services - 0.0%

Havilah Mining Corp.†#	9,514	2,211

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.	4,097	187,725
FreightCar America, Inc.	6,748	114,109
Hillenbrand, Inc.	35,481	1,814,853
John Bean Technologies Corp.	17,694	2,093,200

		4,209,887

Motion Pictures & Services - 0.1%

Eros International PLC†	17,694	199,942
IMAX Corp.†	31,024	729,064

		929,006

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	22,396	310,185

Multimedia - 0.1%

E.W. Scripps Co., Class A	25,774	378,105
Entravision Communications Corp., Class A	36,394	191,068
Liberty Media Corp. - Liberty Braves, Series A†	5,619	149,915
Liberty Media Corp. - Liberty Braves, Series C†#	20,144	535,226
Media General, Inc. CVR†#(1)(2)	61,443	0

		1,254,314

Networking Products - 0.2%

A10 Networks, Inc.†	28,240	196,833
Calix, Inc.†	24,745	193,011
Extreme Networks, Inc.†	64,856	406,647
Infinera Corp.†	84,284	754,342
NeoPhotonics Corp.†#	19,532	171,686
NETGEAR, Inc.†	17,655	1,250,857

		2,973,376

Night Clubs - 0.0%

RCI Hospitality Holdings, Inc.	5,122	166,106

Non-Ferrous Metals - 0.1%

Energy Fuels, Inc.†	41,367	131,961
Materion Corp.	11,369	725,342
Uranium Energy Corp.†#	88,069	150,598

		1,007,901

Non-Hazardous Waste Disposal - 0.2%

Advanced Disposal Services, Inc.†	40,955	1,092,679
Casella Waste Systems, Inc., Class A†	22,525	639,260
Covanta Holding Corp.	66,445	1,172,754

		2,904,693

Office Automation & Equipment - 0.1%

Eastman Kodak Co.†#	9,559	31,067
Pitney Bowes, Inc.	106,338	772,014

		803,081

Office Furnishings-Original - 0.4%

CompX International, Inc.	932	12,582
Herman Miller, Inc.	33,612	1,287,340
HNI Corp.	24,534	1,081,949
Interface, Inc.	33,379	786,075
Kimball International, Inc., Class B	20,433	356,965
Knoll, Inc.	27,364	644,149
Steelcase, Inc., Class A	47,950	700,070

		4,869,130

Office Supplies & Forms - 0.1%

ACCO Brands Corp.	60,013	744,161

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.†#	36,624	637,990
Noble Corp. PLC†#	139,414	850,425
Ocean Rig UDW, Inc., Class A†	30,847	835,337
Quintana Energy Services, Inc.†	3,517	27,538
Rowan Cos. PLC, Class A†	72,038	1,011,414

		3,362,704

Oil Companies-Exploration & Production - 1.8%

Abraxas Petroleum Corp.†	89,826	202,109
Alta Mesa Resources, Inc.†#	54,197	256,894
Approach Resources, Inc.†#	25,452	54,976
Bonanza Creek Energy, Inc.†	10,651	330,181
California Resources Corp.†#	25,537	1,060,807
Callon Petroleum Co.†#	127,010	1,435,213
Carrizo Oil & Gas, Inc.†#	44,257	1,071,905
Denbury Resources, Inc.†#	248,502	1,384,156
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Earthstone Energy, Inc., Class A†#	10,668	89,398
Eclipse Resources Corp.†#	49,730	71,114
Energy XXI Gulf Coast, Inc.†	18,849	170,583
EP Energy Corp., Class A†#	22,851	39,989
Evolution Petroleum Corp.	14,393	144,650
Exterran Corp.†	18,311	501,538
Goodrich Petroleum Corp.†	4,894	68,467
Gulfport Energy Corp.†	98,724	1,160,994
Halcon Resources Corp.†#	75,412	345,387
HighPoint Resources Corp.†#	61,452	338,601
Isramco, Inc.†	418	48,781
Jagged Peak Energy, Inc.†#	36,280	479,259
Laredo Petroleum, Inc.†	87,906	728,741
Lilis Energy, Inc.†#	25,132	133,702
Matador Resources Co.†#	55,922	1,830,886
Midstates Petroleum Co., Inc.†	8,470	98,506
Northern Oil and Gas, Inc.†	61,024	210,533
Oasis Petroleum, Inc.†	152,300	2,049,958
Panhandle Oil and Gas, Inc., Class A	8,907	166,116
PDC Energy, Inc.†	37,456	1,973,557
Penn Virginia Corp.†	7,014	623,825
Resolute Energy Corp.†#	12,341	406,759
Ring Energy, Inc.†	32,348	381,706
Rosehill Resources, Inc.†#	625	4,988
Sanchez Energy Corp.†#	43,174	113,548
SandRidge Energy, Inc.†	17,322	274,727
SilverBow Resources, Inc.†	4,005	123,594
Southwestern Energy Co.†	333,252	1,872,876
SRC Energy, Inc.†#	136,725	1,272,910
Talos Energy, Inc.†	11,386	393,045
Ultra Petroleum Corp.†#	89,969	117,859
Unit Corp.†	29,577	777,579
W&T Offshore, Inc.†	52,546	355,736
WildHorse Resource Development Corp.†	15,426	335,361
Zion Oil & Gas, Inc.†	30,117	55,716

		23,557,230

Oil Field Machinery & Equipment - 0.3%

Dril-Quip, Inc.†	21,516	1,132,817
Flotek Industries, Inc.†#	31,094	77,424
Forum Energy Technologies, Inc.†	45,787	547,155
Natural Gas Services Group, Inc.†	7,053	155,871
Profire Energy, Inc.†#	13,365	38,090
Smart Sand, Inc.†#	12,573	62,614
Thermon Group Holdings, Inc.†	18,312	490,762
US Silica Holdings, Inc.#	44,259	937,848

		3,442,581

Oil Refining & Marketing - 0.4%

Adams Resources & Energy, Inc.	1,222	56,090
CVR Energy, Inc.	8,915	339,215
Delek US Holdings, Inc.	47,224	2,573,708
Murphy USA, Inc.†	17,560	1,457,129
Par Pacific Holdings, Inc.†	17,577	356,989
Trecora Resources†	11,714	163,996

		4,947,127

Oil-Field Services - 1.2%

Archrock, Inc.	71,870	909,156
Basic Energy Services, Inc.†	10,841	96,051
Bristow Group, Inc.†#	18,388	201,533
C&J Energy Services, Inc.†#	36,454	763,711
CARBO Ceramics, Inc.†	11,506	99,527
DMC Global, Inc.	8,068	316,669
Era Group, Inc.†	11,403	136,152
Frank’s International NV	41,371	365,306
FTS International, Inc.†	12,789	141,063
Gulfmark Offshore, Inc.†#	2,098	76,577
Helix Energy Solutions Group, Inc.†	79,520	744,307
Independence Contract Drilling, Inc.†	19,394	84,752
Keane Group, Inc.†	31,139	382,387
Key Energy Services, Inc.†	5,776	77,167
Liberty Oilfield Services, Inc., Class A#	8,388	164,740
Mammoth Energy Services, Inc.#	4,790	131,629
Matrix Service Co.†	14,958	312,622
McDermott International, Inc.†#	101,398	1,961,037
MRC Global, Inc.†	47,497	978,913
NCS Multistage Holdings, Inc.†#	5,526	89,908
Newpark Resources, Inc.†	49,683	521,672
Nine Energy Service, Inc.†	4,523	135,600
NOW, Inc.†#	60,969	1,048,057
Nuverra Environmental Solutions, Inc.†#	719	8,297
Oceaneering International, Inc.	55,879	1,579,699
Oil States International, Inc.†	33,694	1,140,542
PHI, Inc.†	6,623	53,978
Pioneer Energy Services Corp.†	43,106	137,939
ProPetro Holding Corp.†#	40,062	609,744
SEACOR Holdings, Inc.†	9,674	497,727
Select Energy Services, Inc., Class A†#	25,516	348,293
Solaris Oilfield Infrastructure, Inc., Class A†#	14,713	253,358
Superior Energy Services, Inc.†	86,678	780,102
TETRA Technologies, Inc.†	68,796	315,774

		15,463,989

Optical Recognition Equipment - 0.0%

Digimarc Corp.†#	6,334	187,170

Optical Supplies - 0.1%

STAAR Surgical Co.†	23,525	1,122,143

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	9,130	265,227
Neenah, Inc.	9,425	860,031
P.H. Glatfelter Co.	24,556	472,212
Schweitzer-Mauduit International, Inc.	17,363	706,500
Verso Corp., Class A†	19,483	611,571

		2,915,541

Pastoral & Agricultural - 0.0%

Phibro Animal Health Corp., Class A	11,277	532,274

Patient Monitoring Equipment - 0.0%

CareDx, Inc.†	18,266	444,046

Pharmacy Services - 0.0%

BioScrip, Inc.†	71,500	207,350

Photo Equipment & Supplies - 0.1%

Ambarella, Inc.†#	18,295	700,881

Physical Therapy/Rehabilitation Centers - 0.1%

AAC Holdings, Inc.†#	7,438	65,901
U.S. Physical Therapy, Inc.	7,045	882,386

		948,287

Physicians Practice Management - 0.0%

Apollo Medical Holdings, Inc.†#	13,997	213,454

Pipelines - 0.1%

NextDecade Corp.†#	4,321	29,340
SemGroup Corp., Class A#	44,715	1,082,103
Tellurian, Inc.†#	45,690	441,822

		1,553,265

Pollution Control - 0.0%

CECO Environmental Corp.	17,140	144,662

Poultry - 0.1%

Sanderson Farms, Inc.	11,539	1,220,365

Power Converter/Supply Equipment - 0.3%

Energous Corp.†	13,161	168,724
Generac Holdings, Inc.†	34,279	1,902,142
Powell Industries, Inc.	4,996	195,594
SPX Corp.†	24,332	827,045
SunPower Corp.†#	34,813	233,943
Vicor Corp.†	9,734	607,888

		3,935,336

Precious Metals - 0.2%

Coeur Mining, Inc.†	104,827	595,417
Hecla Mining Co.#	256,151	727,469
Tahoe Resources, Inc.†	175,527	603,813

		1,926,699

Printing-Commercial - 0.3%

Cimpress NV†	12,448	1,742,720
Deluxe Corp.	26,991	1,598,407
Ennis, Inc.	14,045	306,181

LSC Communications, Inc.	19,408	237,360
Quad/Graphics, Inc.	18,550	422,383
RR Donnelley & Sons Co.	39,915	201,970

		4,509,021

Private Equity - 0.1%

Kennedy-Wilson Holdings, Inc.	70,815	1,518,982

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Co.†	58,479	377,189
Scholastic Corp.	15,916	669,109

		1,046,298

Publishing-Newspapers - 0.2%

Daily Journal Corp.†#	633	150,939
Gannett Co., Inc.	64,024	658,167
New York Times Co., Class A#	74,250	1,730,025
tronc, Inc.†	9,737	160,660

		2,699,791

Publishing-Periodicals - 0.1%

Meredith Corp.#	22,289	1,151,227
Value Line, Inc.	611	14,914

		1,166,141

Quarrying - 0.1%

Compass Minerals International, Inc.#	19,262	1,204,838

Racetracks - 0.3%

Churchill Downs, Inc.#	6,656	1,880,986
Empire Resorts, Inc.†#	1,993	24,813
International Speedway Corp., Class A	13,689	604,369
Penn National Gaming, Inc.†	48,361	1,666,520
Speedway Motorsports, Inc.	6,472	115,784

		4,292,472

Radio - 0.1%

Beasley Broadcast Group, Inc., Class A	2,717	20,513
Entercom Communications Corp., Class A#	72,353	567,971
Saga Communications, Inc., Class A	2,157	81,966

		670,450

Real Estate Investment Trusts - 7.1%

Acadia Realty Trust	45,531	1,298,544
AG Mtg. Investment Trust, Inc.	15,879	298,525
Agree Realty Corp.	17,047	972,872
Alexander’s, Inc.	1,203	434,199
American Assets Trust, Inc.	21,755	859,323
Americold Realty Trust	29,687	739,206
Anworth Mtg. Asset Corp.	55,036	268,576
Apollo Commercial Real Estate Finance, Inc.#	69,704	1,354,349
Arbor Realty Trust, Inc.#	30,731	376,762
Ares Commercial Real Estate Corp.	15,141	221,361
Armada Hoffler Properties, Inc.	25,431	396,469
ARMOUR Residential REIT, Inc.#	23,515	553,073
Ashford Hospitality Trust, Inc.	48,021	311,656
Blackstone Mortgage Trust, Inc., Class A#	57,777	1,967,885
Bluerock Residential Growth REIT, Inc.#	13,505	133,564
Braemar Hotels & Resorts, Inc.	16,532	190,945
BRT Apartments Corp.	4,666	60,051
Capstead Mtg. Corp.	52,005	436,842
CareTrust REIT, Inc.	42,706	787,926
CatchMark Timber Trust, Inc., Class A	27,754	348,035
CBL & Associates Properties, Inc.#	95,706	426,849
Cedar Realty Trust, Inc.	49,990	223,455
Chatham Lodging Trust	25,568	548,434
Cherry Hill Mtg. Investment Corp.	7,197	133,864
Chesapeake Lodging Trust	33,527	1,103,374
City Office REIT, Inc.	20,052	258,871
Clipper Realty, Inc.	8,399	102,468
Colony Credit Real Estate, Inc.#	47,461	953,017
Community Healthcare Trust, Inc.	9,847	305,552
CoreCivic, Inc.	67,132	1,738,048
CorEnergy Infrastructure Trust, Inc.#	6,721	251,567
CorePoint Lodging, Inc.†	22,994	479,425
Cousins Properties, Inc.	237,684	2,222,345
DiamondRock Hospitality Co.	113,072	1,352,341
Drive Shack, Inc.†	34,167	211,835
Dynex Capital, Inc.	30,672	196,608
Easterly Government Properties, Inc.	25,891	524,293
EastGroup Properties, Inc.	19,442	1,891,123
Education Realty Trust, Inc.	42,967	1,777,974
Exantas Capital Corp.#	17,157	203,310
First Industrial Realty Trust, Inc.	70,403	2,285,281
Four Corners Property Trust, Inc.	34,892	939,991
Franklin Street Properties Corp.#	58,925	504,987
Front Yard Residential Corp.	27,873	340,608
GEO Group, Inc.	68,620	1,740,889
Getty Realty Corp.	18,236	530,850
Gladstone Commercial Corp.	15,890	316,370
Gladstone Land Corp.#	7,383	101,147
Global Medical REIT, Inc.	10,703	102,428
Global Net Lease, Inc.#	38,288	830,467
Government Properties Income Trust#	55,787	943,358
Gramercy Property Trust	90,646	2,479,168
Great Ajax Corp.#	9,082	123,879
Healthcare Realty Trust, Inc.	70,083	2,169,770
Hersha Hospitality Trust	20,124	474,926
Independence Realty Trust, Inc.	49,300	509,269
Industrial Logistics Properties Trust	11,406	274,542
InfraREIT, Inc.†	24,988	521,999
Innovative Industrial Properties, Inc.#	3,627	164,666
Invesco Mtg. Capital, Inc.	63,505	1,030,686
Investors Real Estate Trust	67,778	369,390
iStar, Inc.#	36,780	411,568
Jernigan Capital, Inc.#	7,642	152,916
Kite Realty Group Trust	46,766	817,470
KKR Real Estate Finance Trust, Inc.#	9,014	191,097
LaSalle Hotel Properties	62,626	2,198,799
Lexington Realty Trust	121,773	1,137,360
LTC Properties, Inc.	22,235	1,032,816
Mack-Cali Realty Corp.	51,140	1,116,898
MedEquities Realty Trust, Inc.	16,170	173,181
Monmouth Real Estate Investment Corp.	43,061	748,831
MTGE Investment Corp.	24,342	477,103
National Health Investors, Inc.	22,759	1,803,651
National Storage Affiliates Trust	28,602	811,153
New Senior Investment Group, Inc.	42,178	267,409

New York Mortgage Trust, Inc.#	63,324	405,274
NexPoint Residential Trust, Inc.	9,330	301,359
NorthStar Realty Europe Corp.	26,454	362,949
One Liberty Properties, Inc.	8,460	243,563
Orchid Island Capital, Inc.#	30,181	239,637
Pebblebrook Hotel Trust	38,522	1,487,334
Pennsylvania Real Estate Investment Trust#	38,883	396,607
PennyMac Mtg. Investment Trust	33,868	676,683
Physicians Realty Trust	103,247	1,805,790
Piedmont Office Realty Trust, Inc., Class A	72,429	1,436,991
PotlatchDeltic Corp.	34,805	1,681,082
Preferred Apartment Communities, Inc., Class A	22,114	394,072
PS Business Parks, Inc.	11,253	1,467,729
QTS Realty Trust, Inc., Class A	28,795	1,316,795
Ramco-Gershenson Properties Trust#	44,838	625,939
Redwood Trust, Inc.	42,400	719,952
Retail Opportunity Investments Corp.#	62,791	1,239,494
Rexford Industrial Realty, Inc.	45,570	1,481,025
RLJ Lodging Trust	98,284	2,153,402
Ryman Hospitality Properties, Inc.	25,281	2,243,183
Sabra Health Care REIT, Inc.#	100,557	2,371,134
Saul Centers, Inc.	6,549	392,940
Select Income REIT	35,774	735,156
Seritage Growth Properties, Class A#	18,242	939,098
Spirit MTA REIT†	24,323	260,743
STAG Industrial, Inc.	55,310	1,596,800
Summit Hotel Properties, Inc.	58,447	802,477
Sunstone Hotel Investors, Inc.	127,501	2,139,467
Sutherland Asset Management Corp.	9,983	171,208
Tanger Factory Outlet Centers, Inc.#	51,939	1,249,652
Terreno Realty Corp.	31,098	1,194,474
Tier REIT, Inc.	26,961	642,750
UMH Properties, Inc.	18,493	295,148
Universal Health Realty Income Trust	7,244	552,355
Urban Edge Properties	61,834	1,413,525
Urstadt Biddle Properties, Inc., Class A	16,709	380,130
Washington Prime Group, Inc.#	105,643	817,677
Washington Real Estate Investment Trust	44,541	1,405,714
Western Asset Mtg. Capital Corp.#	22,862	254,454
Whitestone REIT#	21,571	294,228
Xenia Hotels & Resorts, Inc.	60,791	1,474,790

		95,072,619

Real Estate Management/Services - 0.3%

Farmland Partners, Inc.#	17,924	126,544
HFF, Inc., Class A	21,218	963,509
Marcus & Millichap, Inc.†	10,988	400,073
Newmark Group, Inc., Class A	13,148	168,952
RE/MAX Holdings, Inc., Class A	10,077	496,292
Redfin Corp.†#	41,835	828,751
RMR Group, Inc., Class A	3,980	375,911
Safety Income and Growth, Inc.	4,470	73,755

		3,433,787

Real Estate Operations & Development - 0.1%

Alexander & Baldwin, Inc.	38,597	905,872
American Realty Investors, Inc.†	1,169	19,756
Consolidated-Tomoka Land Co.	2,199	138,053
Forestar Group, Inc.†#	5,959	153,146
Griffin Industrial Realty, Inc.	471	18,887
Maui Land & Pineapple Co., Inc.†	3,832	48,667
Stratus Properties, Inc.†	3,317	100,837
Transcontinental Realty Investors, Inc.†#	947	28,779
Trinity Place Holdings, Inc.†#	9,912	60,463

		1,474,460

Recreational Centers - 0.2%

Planet Fitness, Inc., Class A†	49,988	2,567,883
St. Joe Co.†#	20,995	361,114
Town Sports International Holdings, Inc.†	8,185	74,893

		3,003,890

Recreational Vehicles - 0.2%

Camping World Holdings, Inc., Class A#	18,317	379,345
LCI Industries	13,810	1,283,640
Malibu Boats, Inc., Class A†	11,568	557,693
MCBC Holdings, Inc.†	10,419	287,252

		2,507,930

Rental Auto/Equipment - 0.5%

Aaron’s, Inc.	39,790	1,978,359
Avis Budget Group, Inc.†#	38,713	1,204,361
CAI International, Inc.†	10,326	278,699
Herc Holdings, Inc.†	13,572	713,616
Hertz Global Holdings, Inc.†	30,986	545,663
McGrath RentCorp	13,623	790,134
Rent-A-Center, Inc.†	25,072	369,561
Textainer Group Holdings, Ltd.†	15,407	232,646

		6,113,039

Resorts/Theme Parks - 0.2%

Marriott Vacations Worldwide Corp.#	12,135	1,444,065
SeaWorld Entertainment, Inc.†#	31,033	909,888

		2,353,953

Retail-Apparel/Shoe - 0.9%

Abercrombie & Fitch Co., Class A	38,450	833,212
American Eagle Outfitters, Inc.	91,168	2,366,721
Ascena Retail Group, Inc.†#	98,956	453,219
Boot Barn Holdings, Inc.†	10,926	327,015
Buckle, Inc.#	16,277	419,133
Caleres, Inc.	23,788	962,938
Cato Corp., Class A	12,647	271,278
Chico’s FAS, Inc.	72,242	658,847
Children’s Place, Inc.#	9,035	1,271,676
DSW, Inc., Class A	38,819	1,291,120
Duluth Holdings, Inc., Class B†#	4,663	134,947
Express, Inc.†	41,582	466,550
Francesca’s Holdings Corp.†	19,682	123,603
Genesco, Inc.†	10,984	558,536
Guess?, Inc.	32,546	797,377
J. Jill, Inc.†	9,284	56,075
New York & Co., Inc.†	16,362	74,447
Shoe Carnival, Inc.	5,999	266,716

Tailored Brands, Inc.#	28,072	660,815
Tilly’s, Inc., Class A	8,186	192,535
Vera Bradley, Inc.†	12,813	187,839
Winmark Corp.	1,407	209,924

		12,584,523

Retail-Appliances - 0.0%

Conn’s, Inc.†#	11,105	455,305

Retail-Automobile - 0.3%

America’s Car-Mart, Inc.†	3,329	277,805
Asbury Automotive Group, Inc.†	11,540	859,730
Group 1 Automotive, Inc.	11,386	877,747
Lithia Motors, Inc., Class A#	13,380	1,156,032
Rush Enterprises, Inc., Class A	16,986	729,718
Rush Enterprises, Inc., Class B	2,549	112,921
Sonic Automotive, Inc., Class A#	13,548	291,282

		4,305,235

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.#	76,011	1,363,637

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	21,698	129,754
Barnes & Noble, Inc.	33,690	176,873

		306,627

Retail-Building Products - 0.3%

At Home Group, Inc.†	15,012	516,563
Beacon Roofing Supply, Inc.†	38,533	1,428,804
BMC Stock Holdings, Inc.†	38,093	857,092
Foundation Building Materials, Inc.†	8,332	115,065
GMS, Inc.†	18,406	457,389
Tile Shop Holdings, Inc.	22,720	173,808

		3,548,721

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	6,520	258,844

Retail-Discount - 0.3%

Big Lots, Inc.	23,734	1,021,749
Citi Trends, Inc.	7,183	222,242
Ollie’s Bargain Outlet Holdings, Inc.†	28,096	2,447,161

		3,691,152

Retail-Drug Store - 0.1%

Rite Aid Corp.†#	594,800	814,876

Retail-Floor Coverings - 0.0%

Lumber Liquidators Holdings, Inc.†#	16,082	280,309

Retail-Hair Salons - 0.0%

Regis Corp.†	20,006	427,928

Retail-Home Furnishings - 0.2%

Bassett Furniture Industries, Inc.	5,772	134,776
Haverty Furniture Cos., Inc.	10,677	235,962
Kirkland’s, Inc.†	8,899	80,892
La-Z-Boy, Inc.	26,383	877,235
Pier 1 Imports, Inc.	44,723	82,290
RH†#	10,895	1,732,305

		3,143,460

Retail-Jewelry - 0.2%

Movado Group, Inc.	8,891	378,756
Signet Jewelers, Ltd.#	33,359	2,141,648

		2,520,404

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	12,120	272,700
Party City Holdco, Inc.†#	19,480	299,018

		571,718

Retail-Major Department Stores - 0.0%

J.C. Penney Co., Inc.†#	177,437	314,064
Sears Holdings Corp.†#	22,960	30,766

		344,830

Retail-Misc./Diversified - 0.5%

Container Store Group, Inc.†	8,921	100,807
Five Below, Inc.†	30,878	3,596,361
Gaia, Inc.†#	6,360	111,300
GameStop Corp., Class A#	56,664	751,931
Hudson, Ltd., Class A†	22,481	463,109
PriceSmart, Inc.	12,499	1,085,538
Sally Beauty Holdings, Inc.†#	69,231	1,066,157

		7,175,203

Retail-Office Supplies - 0.1%

Office Depot, Inc.	313,891	1,051,535

Retail-Pawn Shops - 0.2%

EZCORP, Inc., Class A†#	28,297	314,097
FirstCash, Inc.	25,168	2,046,158

		2,360,255

Retail-Pet Food & Supplies - 0.1%

Freshpet, Inc.†#	14,829	550,897
PetIQ, Inc.†#	5,753	225,287
PetMed Express, Inc.#	11,279	413,827

		1,190,011

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	37,867	1,061,412

Retail-Regional Department Stores - 0.0%

Dillard’s, Inc., Class A	6,667	523,893

Retail-Restaurants - 1.5%

Biglari Holdings, Inc., Class A†	53	50,780
Biglari Holdings, Inc., Class B†	533	105,294
BJ’s Restaurants, Inc.	11,549	874,259
Bloomin’ Brands, Inc.	47,354	913,932
Bojangles’, Inc.†	9,839	143,649
Brinker International, Inc.	24,801	1,098,188
Cannae Holdings, Inc.†	38,422	746,924
Carrols Restaurant Group, Inc.†	19,630	310,154
Cheesecake Factory, Inc.#	24,157	1,284,428
Chuy’s Holdings, Inc.†	9,459	273,838
Cracker Barrel Old Country Store, Inc.#	10,879	1,621,950
Dave & Buster’s Entertainment, Inc.†#	22,520	1,309,989
Del Frisco’s Restaurant Group, Inc.†	11,434	108,051
Del Taco Restaurants, Inc.†	17,558	227,025
Denny’s Corp.†	35,041	528,068
Dine Brands Global, Inc.#	9,469	789,904
El Pollo Loco Holdings, Inc.†	12,115	144,169
Fiesta Restaurant Group, Inc.†	13,420	385,825
Habit Restaurants, Inc., Class A†	11,526	190,755
J Alexander’s Holdings, Inc.†	7,258	89,999
Jack in the Box, Inc.	16,649	1,509,065

Nathan’s Famous, Inc.	1,613	143,073
Noodles & Co.†	7,159	88,056
Papa John’s International, Inc.#	12,776	589,229
Potbelly Corp.†	12,937	175,296
Red Robin Gourmet Burgers, Inc.†#	7,339	303,101
Ruth’s Hospitality Group, Inc.	16,322	502,718
Shake Shack, Inc., Class A†#	13,935	842,371
Sonic Corp.	20,124	721,647
Texas Roadhouse, Inc.	38,329	2,642,785
Wingstop, Inc.	16,413	1,098,850
Zoe’s Kitchen, Inc.†	10,719	146,850

		19,960,222

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.#	11,344	64,661
Hibbett Sports, Inc.†#	10,721	220,317
Sportsman’s Warehouse Holdings, Inc.†#	20,988	119,841
Zumiez, Inc.†	10,490	326,763

		731,582

Retail-Vision Service Center - 0.1%

National Vision Holdings, Inc.†	27,459	1,215,061

Retail-Vitamins & Nutrition Supplements - 0.0%

GNC Holdings, Inc., Class A†#	46,404	143,852

Retirement/Aged Care - 0.1%

Brookdale Senior Living, Inc.†	105,656	1,048,107
Capital Senior Living Corp.†	13,903	123,320

		1,171,427

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.#	28,670	827,130

Rubber/Plastic Products - 0.4%

Myers Industries, Inc.	17,284	384,569
Proto Labs, Inc.†	15,317	2,381,028
Trinseo SA	24,543	1,893,492

		4,659,089

Satellite Telecom - 0.1%

Intelsat SA†#	22,553	495,489
Iridium Communications, Inc.†	54,250	1,098,563
Loral Space & Communications, Inc.†	7,257	321,848

		1,915,900

Savings & Loans/Thrifts - 1.5%

Banc of California, Inc.#	24,315	489,947
BankFinancial Corp.	7,776	124,027
Beneficial Bancorp, Inc.	38,562	678,691
Berkshire Hills Bancorp, Inc.	23,013	972,299
BofI Holding, Inc.†#	33,447	1,245,566
Brookline Bancorp, Inc.	44,655	810,488
BSB Bancorp, Inc.†	4,759	158,475
Capitol Federal Financial, Inc.	72,822	961,979
Charter Financial Corp.	6,906	172,028
Community Bankers Trust Corp.†	12,134	109,813
Dime Community Bancshares, Inc.	18,334	332,762
Entegra Financial Corp.†	3,794	104,335
ESSA Bancorp, Inc.	5,374	86,414
First Defiance Financial Corp.	11,270	360,527
First Financial Northwest, Inc.	4,653	81,241
First Savings Financial Group, Inc.#	1,030	73,202
Flagstar Bancorp, Inc.†	16,700	551,935
Flushing Financial Corp.	15,493	401,579
FS Bancorp, Inc.	1,786	104,177
Greene County Bancorp, Inc.#	1,717	60,009
Hingham Institution for Savings	750	162,757
Home Bancorp, Inc.	4,421	202,261
HomeTrust Bancshares, Inc.†	9,897	285,034
Investors Bancorp, Inc.	141,465	1,810,752
Malvern Bancorp, Inc.†	3,610	88,806
Meridian Bancorp, Inc.	27,164	486,236
Meta Financial Group, Inc.	5,261	455,603
MutualFirst Financial, Inc.	3,302	125,476
Northfield Bancorp, Inc.	24,545	399,593
Northwest Bancshares, Inc.#	54,072	985,192
OceanFirst Financial Corp.	26,841	783,757
Oconee Federal Financial Corp.#	536	14,317
Oritani Financial Corp.	22,683	367,465
Pacific Premier Bancorp, Inc.†#	25,758	1,018,729
Provident Financial Services, Inc.	35,055	884,438
Prudential Bancorp, Inc.	5,017	92,212
Riverview Bancorp, Inc.	11,985	118,052
SI Financial Group, Inc.	6,380	88,363
Southern Missouri Bancorp, Inc.	4,009	160,360
Territorial Bancorp, Inc.	4,398	131,412
Timberland Bancorp, Inc.	3,687	130,925
United Community Financial Corp.	27,403	283,621
United Financial Bancorp, Inc.	28,660	509,288
Washington Federal, Inc.	47,718	1,627,184
Waterstone Financial, Inc.	14,402	243,394
WSFS Financial Corp.	17,041	831,601

		20,166,322

Schools - 0.4%

Adtalem Global Education, Inc.†	33,840	1,619,244
American Public Education, Inc.†	9,054	314,626
Cambium Learning Group, Inc.†	8,181	109,462
Career Education Corp.†	38,407	612,592
K12, Inc.†	21,641	358,375
Laureate Education, Inc., Class A†	28,491	455,001
Strategic Education, Inc.	11,808	1,638,596

		5,107,896

Security Services - 0.2%

Brink’s Co.	28,415	2,133,967

Seismic Data Collection - 0.0%

Dawson Geophysical Co.†	11,927	73,947
ION Geophysical Corp.†	6,008	107,844

		181,791

Semiconductor Components-Integrated Circuits - 0.5%

Cirrus Logic, Inc.†	35,966	1,580,706
Integrated Device Technology, Inc.†	74,962	3,185,135
MaxLinear, Inc.†#	35,330	681,163
Power Integrations, Inc.	16,189	1,187,463

		6,634,467

Semiconductor Equipment - 0.9%

ACM Research, Inc., Class A†#	4,583	64,666
Advanced Energy Industries, Inc.†	22,154	1,319,935
Aquantia Corp.†	11,966	151,250

Axcelis Technologies, Inc.†	18,110	365,822
Brooks Automation, Inc.	39,279	1,547,985
Cabot Microelectronics Corp.	14,394	1,622,636
Cohu, Inc.	15,989	421,790
Entegris, Inc.	80,231	2,719,831
FormFactor, Inc.†	41,319	638,379
Nanometrics, Inc.†	12,744	558,315
Photronics, Inc.†	38,366	410,516
Rudolph Technologies, Inc.†	17,803	494,923
Ultra Clean Holdings, Inc.†	21,718	331,417
Veeco Instruments, Inc.†	27,322	327,864
Xcerra Corp.†	30,368	439,729

		11,415,058

Steel Pipe & Tube - 0.2%

Advanced Drainage Systems, Inc.	25,097	786,791
Atkore International Group, Inc.†	22,313	610,930
Northwest Pipe Co.†	5,397	97,470
Omega Flex, Inc.	1,645	145,993
TimkenSteel Corp.†#	22,601	316,640

		1,957,824

Steel-Producers - 0.3%

AK Steel Holding Corp.†#	178,029	790,449
Carpenter Technology Corp.	26,363	1,573,080
Commercial Metals Co.	65,814	1,421,583
Ryerson Holding Corp.†	8,997	93,569
Schnitzer Steel Industries, Inc., Class A	14,804	390,085
Shiloh Industries, Inc.†	8,333	74,830

		4,343,596

Steel-Specialty - 0.2%

Allegheny Technologies, Inc.†#	70,957	1,917,968
Universal Stainless & Alloy Products, Inc.†	3,964	120,030

		2,037,998

Storage/Warehousing - 0.1%

Mobile Mini, Inc.	25,112	1,077,305
Wesco Aircraft Holdings, Inc.†	30,620	372,033

		1,449,338

SupraNational Banks - 0.0%

Banco Latinoamericano de Comercio Exterior SA, Class E	17,294	357,467

Telecom Equipment-Fiber Optics - 0.6%

Acacia Communications, Inc.†	15,462	630,386
Ciena Corp.†	81,003	2,558,075
Clearfield, Inc.†	6,417	87,592
Finisar Corp.†#	64,924	1,324,449
Harmonic, Inc.†	47,034	256,335
KVH Industries, Inc.†	9,144	113,843
Oclaro, Inc.†	95,113	907,378
Viavi Solutions, Inc.†	128,491	1,439,099

		7,317,157

Telecom Services - 0.3%

Consolidated Communications Holdings, Inc.#	39,651	468,278
Fusion Connect, Inc.†#	11,787	43,612
GTT Communications, Inc.†#	19,734	849,549
HC2 Holdings, Inc.†#	24,034	150,693
Ooma, Inc.†	10,324	165,184
ORBCOMM, Inc.†	41,343	446,091
RigNet, Inc.†	7,938	129,389
Spok Holdings, Inc.	10,565	162,173
Vonage Holdings Corp.†	124,967	1,772,032

		4,187,001

Telecommunication Equipment - 0.3%

ADTRAN, Inc.	27,068	465,569
Casa Systems, Inc.†	8,193	120,355
Comtech Telecommunications Corp.	12,994	465,835
DASAN Zhone Solutions, Inc.†	3,319	35,978
Maxar Technologies, Ltd.	32,013	994,004
Plantronics, Inc.	18,739	1,259,635
Preformed Line Products Co.	1,731	141,423
Quantenna Communications, Inc.†	18,773	342,983

		3,825,782

Telephone-Integrated - 0.1%

Cincinnati Bell, Inc.†	25,917	336,921
Frontier Communications Corp.	44,651	232,185
Shenandoah Telecommunications Co.#	26,383	1,006,512
Windstream Holdings, Inc.†#	23,051	108,570

		1,684,188

Television - 0.6%

Central European Media Enterprises, Ltd., Class A†#	48,692	185,030
Gray Television, Inc.†	45,151	787,885
Nexstar Media Group, Inc., Class A#	25,306	2,075,092
Sinclair Broadcast Group, Inc., Class A	40,742	1,179,481
TEGNA, Inc.	122,543	1,426,400
World Wrestling Entertainment, Inc., Class A#	23,856	2,085,253

		7,739,141

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	7,290	200,694
Unifi, Inc.†	8,828	280,818

		481,512

Textile-Products - 0.0%

Culp, Inc.	6,306	159,857

Theaters - 0.1%

AMC Entertainment Holdings, Inc., Class A#	29,368	559,460
National CineMedia, Inc.	43,596	396,724
Reading International, Inc., Class A†	9,488	152,757

		1,108,941

Therapeutics - 0.4%

Akebia Therapeutics, Inc.†	28,488	233,887
Anika Therapeutics, Inc.†	8,141	336,956
Concert Pharmaceuticals, Inc.†	12,030	189,713
Dyax Corp. CVR†(1)(2)	82,437	325,626
Fennec Pharmaceuticals, Inc.†#	6,402	60,947
Flexion Therapeutics, Inc.†#	18,978	434,596
G1 Therapeutics, Inc.†	11,529	699,580
La Jolla Pharmaceutical Co.†#	12,116	279,153
MannKind Corp.†#	79,143	87,057

Mersana Therapeutics, Inc.†#	7,036	98,152
Mirati Therapeutics, Inc.†#	10,233	578,676
Portola Pharmaceuticals, Inc.†#	36,791	1,098,211
Proteostasis Therapeutics, Inc.†#	14,220	38,252
Recro Pharma, Inc.†	9,859	62,901
Vital Therapies, Inc.†#	17,176	138,267
Xencor, Inc.†	26,113	1,091,262
Zafgen, Inc.†	12,898	122,789

		5,876,025

Tobacco - 0.2%

22nd Century Group, Inc.†#	65,653	177,919
Alliance One International, Inc.†	4,741	83,916
Turning Point Brands, Inc.	4,470	150,460
Universal Corp.	13,960	834,808
Vector Group, Ltd.#	55,126	856,107

		2,103,210

Toys - 0.0%

Funko, Inc., Class A†	5,932	150,791

Transactional Software - 0.2%

ACI Worldwide, Inc.†	64,848	1,842,332
InnerWorkings, Inc.†	24,913	194,819

		2,037,151

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	32,987	671,285
Atlas Air Worldwide Holdings, Inc.†	13,383	815,025

		1,486,310

Transport-Equipment & Leasing - 0.2%

GATX Corp.	21,245	1,794,140
General Finance Corp.†#	5,512	75,239
Greenbrier Cos., Inc.#	17,887	1,037,446
Willis Lease Finance Corp.†	1,745	59,819

		2,966,644

Transport-Marine - 0.4%

Ardmore Shipping Corp.†	18,504	129,528
Costamare, Inc.	27,564	193,775
DHT Holdings, Inc.#	51,932	243,042
Dorian LPG, Ltd.†	15,661	119,337
Eagle Bulk Shipping, Inc.†	26,957	135,054
Frontline, Ltd.†#	43,465	236,450
GasLog, Ltd.	23,021	386,753
Genco Shipping & Trading, Ltd.†	4,585	62,952
Golar LNG, Ltd.#	53,472	1,366,744
International Seaways, Inc.†#	12,290	252,191
Nordic American Tankers, Ltd.#	79,264	176,759
Overseas Shipholding Group, Inc., Class A†	32,211	110,484
Safe Bulkers, Inc.†	28,737	80,176
Scorpio Bulkers, Inc.	32,883	223,604
Scorpio Tankers, Inc.#	165,936	318,597
Ship Finance International, Ltd.	47,105	668,891
Teekay Corp.#	38,719	262,515
Teekay Tankers, Ltd., Class A#	108,019	116,660
Tidewater, Inc.†#	13,534	433,088

		5,516,600

Transport-Services - 0.2%

CryoPort, Inc.†	14,129	200,632
Echo Global Logistics, Inc.†	15,807	524,792
Hub Group, Inc., Class A†	18,469	976,087
Matson, Inc.	23,943	894,510
Radiant Logistics, Inc.†	21,990	95,657
Universal Logistics Holdings, Inc.	4,697	171,910

		2,863,588

Transport-Truck - 0.4%

ArcBest Corp.	14,508	697,835
Covenant Transportation Group, Inc., Class A†	6,970	208,194
Daseke, Inc.†	23,182	208,406
Forward Air Corp.	16,583	1,065,624
Heartland Express, Inc.#	26,417	540,228
Marten Transport, Ltd.	22,100	487,305
P.A.M. Transportation Services, Inc.†	1,251	72,896
Saia, Inc.†	14,486	1,148,015
USA Truck, Inc.†	4,473	98,003
Werner Enterprises, Inc.	27,022	1,001,165
YRC Worldwide, Inc.†	18,762	179,552

		5,707,223

Travel Services - 0.1%

Liberty TripAdvisor Holdings, Inc., Class A†	41,042	650,516

Venture Capital - 0.0%

Safeguard Scientifics, Inc.†	10,898	112,249

Veterinary Diagnostics - 0.2%

Heska Corp.†	3,764	402,748
Neogen Corp.†	28,415	2,655,098

		3,057,846

Virtual Reality Products - 0.0%

Vuzix Corp.†#	13,306	86,489

Vitamins & Nutrition Products - 0.1%

Natural Grocers by Vitamin Cottage, Inc.†	5,099	98,972
Natural Health Trends Corp.#	4,162	110,168
Nature’s Sunshine Products, Inc.†	4,817	43,353
USANA Health Sciences, Inc.†	7,158	944,498

		1,196,991

Water - 0.3%

American States Water Co.	20,682	1,249,813
Artesian Resources Corp., Class A	4,481	161,002
California Water Service Group	27,143	1,116,934
Connecticut Water Service, Inc.	6,811	466,622
Consolidated Water Co., Ltd.	8,315	112,253
Global Water Resources, Inc.	5,593	55,091
Middlesex Water Co.	8,997	412,063
PICO Holdings, Inc.	11,731	140,185
SJW Group	9,737	563,870
York Water Co.	7,277	219,038

		4,496,871

Water Treatment Systems - 0.1%

AquaVenture Holdings, Ltd.†#	6,161	112,007
Energy Recovery, Inc.†#	20,362	197,308
Evoqua Water Technologies Corp.†#	42,775	828,979

Pure Cycle Corp.†	9,662	108,698

		1,246,992

Web Hosting/Design - 0.2%

Endurance International Group Holdings, Inc.†	39,667	382,787
NIC, Inc.	36,371	611,033
Q2 Holdings, Inc.†	20,693	1,289,174
Web.com Group, Inc.†	22,815	637,679

		2,920,673

Web Portals/ISP - 0.0%

Meet Group, Inc.†	39,369	200,782

Wire & Cable Products - 0.2%

Belden, Inc.#	22,840	1,660,925
Encore Wire Corp.	11,508	578,277
Insteel Industries, Inc.	10,298	394,928

		2,634,130

Wireless Equipment - 0.3%

Aerohive Networks, Inc.†	18,521	78,159
CalAmp Corp.†	19,669	462,221
Gogo, Inc.†#	32,602	146,383
InterDigital, Inc.	19,558	1,615,491
pdvWireless, Inc.†#	5,290	158,965
ViaSat, Inc.†#	30,943	1,943,839

		4,405,058

Wound, Burn & Skin Care - 0.0%

Dermira, Inc.†#	19,673	187,287

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	21,571	677,329
ViewRay, Inc.†	27,985	282,089

		959,418

Total Common Stocks
(cost $884,098,531)		1,304,509,592

WARRANTS - 0.0%
Finance-Other Services - 0.0%

Emergent Capital, Inc.† Expires 10/01/2019 (strike price $10.75) (cost $0)	1,320	0

Total Long-Term Investment Securities
(cost $884,098,531)		1,304,509,592

SHORT-TERM INVESTMENT SECURITIES - 4.0%
Registered Investment Companies - 3.5%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(3)(4)	47,521,949	47,521,949

U.S. Government Treasuries - 0.5%

United States Treasury Bills 1.93% due 10/04/2018(5)	$500,000	499,194
1.97% due 11/01/2018(5)	2,000,000	1,993,515
2.11% due 01/03/2019(5)	3,000,000	2,978,573
2.12% due 12/27/2018(5)	740,000	735,044

		6,206,326

Total Short-Term Investment Securities
(cost $53,727,704)		53,728,275

REPURCHASE AGREEMENTS - 1.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount $22,301,867 collateralized by $19,915,000 of U.S. Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $22,751,792 (cost $22,301,000)	22,301,000	22,301,000

TOTAL INVESTMENTS
(cost $960,127,235)	103.6%	1,380,538,867
Liabilities in excess of other assets	(3.6)	(47,371,735)

NET ASSETS	100.0%	$1,333,167,132

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $359,645 representing 0.0% of net assets.
(3)

At August 31, 2018, the Fund had loaned securities with a total value of $240,928,165. This was secured by collateral of $47,521,949, which was received in cash and subsequently invested in short-term investments currently valued at $47,521,949 as reported in the Portfolio of Investments. Additional collateral of $198,146,016 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$7,630,720
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	7,160,446
Government National Mtg. Assoc.	2.50%	09/20/2046	1,140,846
United States Treasury Bills	0.00%	09/06/2018 to 06/20/2019	16,573,871
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 02/15/2048	165,640,133

(4)	The rate shown is the 7-day yield as of August 31, 2018.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR - Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
335	Long	Russell 2000 Mini Index	September 2018	$28,120,843	$29,155,050	$1,034,207

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$2,113,432	$—	$21,914	$2,135,346
Finance-Commercial	857,236	—	9,676	866,912
Medical-Biomedical/Gene	67,002,247	—	2,429	67,004,676
Metal-Diversified	198,932	—	0	198,932
Multimedia	1,254,314	—	0	1,254,314
Oil Companies-Exploration & Production	23,557,230	—	0	23,557,230
Therapeutics	5,550,399	—	325,626	5,876,025
Other Industries	1,203,616,157	—	—	1,203,616,157
Warrants	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	47,521,949	—	—	47,521,949
U.S. Government Treasuries	—	6,206,326	—	6,206,326
Repurchase Agreements	—	22,301,000	—	22,301,000

Total Investment at Value	$1,351,671,896	$28,507,326	$359,645	$1,380,538,867

Other Financial Instruments:+
Futures Contracts	$1,034,207	$—	$—	$1,034,207

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.9%
Apparel Manufacturers - 0.4%

Delta Apparel, Inc.†	69,228	$1,284,179

Auto/Truck Parts & Equipment-Original - 0.4%

Delphi Technologies PLC	35,010	1,233,402

Auto/Truck Parts & Equipment-Replacement - 1.2%

Douglas Dynamics, Inc.	83,856	3,840,605

Banks-Commercial - 11.5%

Associated Banc-Corp.	157,529	4,292,665
First Citizens BancShares, Inc., Class A	17,676	8,396,277
Fulton Financial Corp.	64,566	1,175,101
Hancock Holding Co.†	80,475	4,148,486
IBERIABANK Corp.	42,582	3,689,730
Renasant Corp.	111,117	5,188,053
South State Corp.	40,181	3,312,924
UMB Financial Corp.	89,484	6,732,776

		36,936,012

Batteries/Battery Systems - 1.2%

EnerSys	48,182	3,998,624

Beverages-Non-alcoholic - 0.8%

Cott Corp.	172,232	2,686,819

Building & Construction Products-Misc. - 2.4%

Quanex Building Products Corp.	100,387	1,646,347
Simpson Manufacturing Co., Inc.	79,953	6,137,992

		7,784,339

Building Products-Cement - 1.8%

Eagle Materials, Inc.#	62,174	5,740,525

Building Products-Doors & Windows - 0.3%

Griffon Corp.	48,815	890,874

Building-Maintenance & Services - 0.3%

ABM Industries, Inc.	26,167	830,017

Building-Mobile Home/Manufactured Housing - 0.3%

Skyline Champion Corp.	32,395	936,539

Chemicals-Diversified - 3.1%

Innophos Holdings, Inc.	19,095	834,642
Innospec, Inc.	85,269	6,616,874
Quaker Chemical Corp.	13,397	2,413,336

		9,864,852

Chemicals-Plastics - 0.6%

A. Schulman, Inc. CVR†(1)(4)	71,421	103,918
PolyOne Corp.	41,235	1,742,591

		1,846,509

Chemicals-Specialty - 5.3%

CSW Industrials, Inc.†	86,612	4,850,272
GCP Applied Technologies, Inc.†	38,175	962,010
KMG Chemicals, Inc.	78,847	6,109,065
PQ Group Holdings, Inc.†	71,551	1,273,608
Sensient Technologies Corp.	54,706	3,885,220

		17,080,175

Commercial Services-Finance - 0.1%

Liberty Tax, Inc.	39,268	451,582

Computer Services - 2.0%

Conduent, Inc.†	104,230	2,416,051
MAXIMUS, Inc.	18,684	1,242,486
Sykes Enterprises, Inc.†	89,486	2,706,057

		6,364,594

Computers-Integrated Systems - 0.5%

NCR Corp.†#	55,666	1,581,471

Consumer Products-Misc. - 3.2%

Central Garden & Pet Co.†#	81,984	3,254,765
Central Garden & Pet Co., Class A†	54,019	1,962,510
Helen of Troy, Ltd.†	42,752	5,085,350

		10,302,625

Containers-Metal/Glass - 1.5%

Silgan Holdings, Inc.	171,380	4,670,105

Dental Supplies & Equipment - 0.2%

Patterson Cos., Inc.#	27,988	631,129

Diversified Operations - 1.6%

Spectrum Brands Holdings, Inc.	57,401	4,985,277

Diversified Operations/Commercial Services - 1.0%

Viad Corp.	50,851	3,132,422

E-Marketing/Info - 0.6%

New Media Investment Group, Inc.	129,497	2,059,002

Electric Products-Misc. - 0.8%

Novanta, Inc.†	35,300	2,703,980

Electric-Integrated - 2.8%

Hawaiian Electric Industries, Inc.#	148,624	5,241,969
IDACORP, Inc.	38,286	3,746,285

		8,988,254

Electronic Components-Misc. - 0.8%

AVX Corp.	114,486	2,421,379

Electronic Components-Semiconductors - 0.3%

DSP Group, Inc.†	86,260	1,108,441

Electronic Measurement Instruments - 1.6%

Badger Meter, Inc.	35,894	1,972,375
Orbotech, Ltd.†	49,241	3,150,439

		5,122,814

Finance-Leasing Companies - 0.3%

Aircastle, Ltd.	49,656	1,038,804

Food-Confectionery - 0.5%

Hostess Brands, Inc.†	135,204	1,589,999

Food-Misc./Diversified - 2.6%

J&J Snack Foods Corp.	1,158	168,489
Nomad Foods, Ltd.†	265,195	5,529,316
TreeHouse Foods, Inc.†#	49,957	2,602,759

		8,300,564

Footwear & Related Apparel - 0.8%

Steven Madden, Ltd.	45,727	2,659,025

Human Resources - 0.4%

Korn/Ferry International	20,061	1,346,695

Identification Systems - 1.1%

Brady Corp., Class A	89,523	3,621,205

Insurance-Property/Casualty - 2.3%

ProAssurance Corp.	78,820	3,810,947
Stewart Information Services Corp.	75,979	3,402,340

		7,213,287

Insurance-Reinsurance - 0.9%

Aspen Insurance Holdings, Ltd.	66,665	2,743,265

Investment Companies - 1.1%

Apollo Investment Corp.#	307,623	1,704,231
GlassBridge Enterprises, Inc.†(4)	58,692	35,209
New Mountain Finance Corp.#	131,818	1,812,498

		3,551,938

Investment Management/Advisor Services - 2.2%

Artisan Partners Asset Management, Inc., Class A	109,654	3,635,030
Westwood Holdings Group, Inc.	57,250	3,293,593

		6,928,623

Lasers-System/Components - 0.6%

Coherent, Inc.†#	10,851	2,068,201

Machinery-Electrical - 1.7%

Franklin Electric Co., Inc.	114,642	5,605,994

Machinery-General Industrial - 1.2%

Kadant, Inc.	36,683	3,706,817

Machinery-Pumps - 0.3%

NN, Inc.	44,830	896,600

Medical Products - 0.5%

Hanger, Inc.†	73,434	1,500,991

Medical-Biomedical/Gene - 0.7%

Cambrex Corp.†	16,747	1,128,748
Innoviva, Inc.†	80,411	1,167,568

		2,296,316

Medical-Drugs - 0.9%

Prestige Brands Holdings, Inc.†#	75,205	2,895,393

Metal Processors & Fabrication - 3.4%

Global Brass & Copper Holdings, Inc.	97,335	3,752,264
Mueller Industries, Inc.	223,502	7,145,359

		10,897,623

Miscellaneous Manufacturing - 1.2%

Hillenbrand, Inc.	72,325	3,699,424

Networking Products - 1.0%

NETGEAR, Inc.†	45,182	3,201,145

Office Supplies & Forms - 0.8%

ACCO Brands Corp.	198,227	2,458,015

Oil & Gas Drilling - 0.8%

Patterson-UTI Energy, Inc.	153,995	2,637,934

Oil Companies-Exploration & Production - 2.6%

Berry Petroleum Corp.†	45,322	742,828
Callon Petroleum Co.†#	49,791	562,638
Penn Virginia Corp.†	13,249	1,178,366
QEP Resources, Inc.†	259,357	2,585,789
WPX Energy, Inc.†	176,421	3,364,349

		8,433,970

Oil Field Machinery & Equipment - 0.2%

Forum Energy Technologies, Inc.†	54,087	646,340

Oil-Field Services - 1.5%

C&J Energy Services, Inc.†#	62,912	1,318,006
Oil States International, Inc.†	60,995	2,064,681
TETRA Technologies, Inc.†	296,514	1,360,999

		4,743,686

Paper & Related Products - 3.5%

Neenah, Inc.	85,672	7,817,570
Schweitzer-Mauduit International, Inc.	81,801	3,328,483

		11,146,053

Printing-Commercial - 2.7%

Deluxe Corp.	66,768	3,954,001
Ennis, Inc.	188,378	4,106,640
LSC Communications, Inc.	43,041	526,392

		8,587,033

Publishing-Newspapers - 0.7%

A.H. Belo Corp., Class A	221,175	973,170
Gannett Co., Inc.	134,044	1,377,972

		2,351,142

Quarrying - 0.8%

Compass Minerals International, Inc.#	42,150	2,636,483

Real Estate Investment Trusts - 3.4%

Acadia Realty Trust	69,992	1,996,172
Apollo Commercial Real Estate Finance, Inc.#	126,026	2,448,685
LaSalle Hotel Properties	95,733	3,361,186
Washington Real Estate Investment Trust	95,839	3,024,679
Weingarten Realty Investors	651	20,135

		10,850,857

Retail-Apparel/Shoe - 0.5%

Buckle, Inc.#	53,924	1,388,543
Christopher & Banks Corp.†#	191,134	187,311

		1,575,854

Retail-Restaurants - 4.9%

Denny’s Corp.†	319,452	4,814,142
Dine Brands Global, Inc.#	86,538	7,219,000
Wendy’s Co.	205,505	3,627,163

		15,660,305

Savings & Loans/Thrifts - 0.2%

Flagstar Bancorp, Inc.†	20,881	690,117

Semiconductor Equipment - 0.5%

Cabot Microelectronics Corp.	13,783	1,553,758

Steel Pipe & Tube - 1.4%

Atkore International Group, Inc.†	158,587	4,342,112

Telecom Services - 0.3%

Consolidated Communications Holdings, Inc.#	70,072	827,550

Textile-Products - 0.0%

Dixie Group, Inc.†	88,909	151,145

Wire & Cable Products - 1.6%

Belden, Inc.#	68,799	5,003,063

X-Ray Equipment - 0.2%

Varex Imaging Corp.†	18,427	578,608

Total Common Stocks
(cost $258,069,418)		310,112,480

PREFERRED SECURITIES - 0.6%
Investment Companies - 0.6%

Steel Partners Holdings LP Series A 6.00% (cost $2,271,994)	87,498	2,003,704

Total Long-Term Investment Securities
(cost $260,341,412)		312,116,184

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(2)(3) (cost $1,362,703)	1,362,703	1,362,703

TOTAL INVESTMENTS
(cost $261,704,115)	97.9%	313,478,887
Other assets less liabilities	2.1	6,576,964

NET ASSETS	100.0%	$320,055,851

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

At August 31, 2018, the Fund had loaned securities with a total value of $36,035,280. This was secured by collateral of $1,362,703, which was received in cash and subsequently invested in short-term investments currently valued at $1,362,703 as reported in the Portfolio of Investments. Additional collateral of $35,575,165 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$690,825
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	648,250
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	103,283
United States Treasury Bills	0.00%	09/06/2018 to 03/28/2019	5,919,998
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 02/15/2048	28,212,809

(3)	The rate shown is the 7-day yield as of August 31, 2018.
(4)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $139,127 representing 0.0% of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$1,742,591	$—	$103,918	$1,846,509
Other Industries	308,265,971	—	—	308,265,971
Preferred Securities	2,003,704	—	—	2,003,704
Short-Term Investment Securities:
Registered Investment Companies	1,362,703	—	—	1,362,703

Total Investments at Value	$313,374,969	$—	$103,918	$313,478,887

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.9%
Aerospace/Defense-Equipment - 2.9%

HEICO Corp.	9,908	$898,457
HEICO Corp., Class A	14,795	1,102,228
L3 Technologies, Inc.	8,006	1,711,042

		3,711,727

Apparel Manufacturers - 1.8%

Carter’s, Inc.	11,116	1,177,518
PVH Corp.	7,954	1,138,694

		2,316,212

Applications Software - 1.7%

PTC, Inc.†	21,119	2,110,633

Auto/Truck Parts & Equipment-Original - 0.3%

Delphi Technologies PLC	10,885	383,479

Banks-Commercial - 3.5%

Eagle Bancorp, Inc.†	28,763	1,548,888
First Republic Bank#	17,607	1,788,695
Glacier Bancorp, Inc.	15,397	703,335
Signature Bank	2,629	304,280

		4,345,198

Beverages-Wine/Spirits - 1.0%

MGP Ingredients, Inc.#	16,096	1,241,163

Building & Construction Products-Misc. - 1.8%

Fortune Brands Home & Security, Inc.	14,911	789,985
Summit Materials, Inc., Class A†	69,008	1,467,800

		2,257,785

Building-Residential/Commercial - 0.9%

M/I Homes, Inc.†	43,147	1,117,939

Chemicals-Specialty - 1.1%

Ashland Global Holdings, Inc.	15,841	1,333,812

Commercial Services - 1.2%

Healthcare Services Group, Inc.#	38,202	1,574,304

Commercial Services-Finance - 3.6%

Evo Payments, Inc., Class A†#	5,070	119,246
Global Payments, Inc.	18,339	2,284,673
Green Dot Corp., Class A†	3,695	316,551
Square, Inc., Class A†	4,618	409,340
Total System Services, Inc.	14,832	1,440,780

		4,570,590

Computer Aided Design - 1.4%

Cadence Design Systems, Inc.†	38,278	1,800,597

Computer Data Security - 0.8%

ForeScout Technologies, Inc.†	28,396	1,024,244

Computer Software - 2.9%

InterXion Holding NV†	32,632	2,151,428
Splunk, Inc.†	11,528	1,477,313

		3,628,741

Consulting Services - 1.2%

Gartner, Inc.†#	9,903	1,483,073

Decision Support Software - 1.7%

MSCI, Inc.	12,138	2,187,996

Diagnostic Kits - 1.0%

IDEXX Laboratories, Inc.†	4,988	1,267,152

Disposable Medical Products - 0.6%

ICU Medical, Inc.†	2,482	759,492

Distribution/Wholesale - 0.8%

SiteOne Landscape Supply, Inc.†#	10,517	950,421

Drug Delivery Systems - 0.6%

DexCom, Inc.†#	5,021	724,932

E-Commerce/Services - 2.0%

GrubHub, Inc.†	4,690	675,876
IAC/InterActiveCorp†	9,503	1,873,991

		2,549,867

Electronic Components-Misc. - 0.9%

Sensata Technologies Holding PLC†	22,242	1,177,714

Electronic Components-Semiconductors - 1.2%

Advanced Micro Devices, Inc.†#	61,868	1,557,218

Electronic Measurement Instruments - 1.2%

Badger Meter, Inc.	26,575	1,460,296

Enterprise Software/Service - 4.3%

Black Knight, Inc.†	63,119	3,370,554
Ultimate Software Group, Inc.†#	6,731	2,084,389

		5,454,943

Entertainment Software - 0.8%

Take-Two Interactive Software, Inc.†	7,107	949,211

Finance-Consumer Loans - 1.1%

SLM Corp.†	113,753	1,333,185

Finance-Investment Banker/Broker - 1.9%

Lazard, Ltd., Class A	51,047	2,457,403

Food-Misc./Diversified - 1.7%

McCormick & Co., Inc.#	17,340	2,165,419

Hotels/Motels - 1.6%

Choice Hotels International, Inc.	26,370	2,058,178

Industrial Automated/Robotic - 1.4%

Cognex Corp.	32,416	1,743,981

Instruments-Scientific - 0.9%

PerkinElmer, Inc.#	11,991	1,108,328

Internet Security - 1.2%

Proofpoint, Inc.†	12,420	1,473,633

Investment Management/Advisor Services - 0.9%

Affiliated Managers Group, Inc.	7,386	1,079,021

Machinery-General Industrial - 1.9%

IDEX Corp.	6,894	1,056,230
Welbilt, Inc.†#	62,143	1,375,224

		2,431,454

Machinery-Pumps - 1.7%

Graco, Inc.	15,701	738,104
Xylem, Inc.	18,834	1,429,689

		2,167,793

Medical Information Systems - 0.8%

athenahealth, Inc.†	6,274	965,569

Medical Instruments - 2.2%

Teleflex, Inc.#	11,020	2,726,679

Medical Products - 2.8%

ABIOMED, Inc.†	1,978	804,215
Cooper Cos., Inc.	3,436	878,860
West Pharmaceutical Services, Inc.	16,021	1,875,258

		3,558,333

Medical-Biomedical/Gene - 5.6%

Acceleron Pharma, Inc.†#	17,149	926,389
Alder Biopharmaceuticals, Inc.†#	46,274	837,559
Bluebird Bio, Inc.†#	5,299	891,822
ElectroCore LLC†#	27,581	449,570
Evelo Biosciences, Inc.†#	14,241	191,826
Exelixis, Inc.†#	56,150	1,055,059
Sage Therapeutics, Inc.†#	2,487	408,515
Seattle Genetics, Inc.†#	19,553	1,500,888
Spark Therapeutics, Inc.†#	4,445	273,856
UNITY Biotechnology, Inc.†#	24,814	472,955

		7,008,439

Medical-Drugs - 1.8%

Alkermes PLC†#	30,612	1,372,642
PRA Health Sciences, Inc.†	9,077	958,531

		2,331,173

Medical-Hospitals - 0.8%

Acadia Healthcare Co., Inc.†#	24,210	1,005,441

Metal Processors & Fabrication - 0.3%

RBC Bearings, Inc.†	2,616	391,903

Miscellaneous Manufacturing - 2.1%

John Bean Technologies Corp.	22,278	2,635,487

Office Supplies & Forms - 1.4%

Avery Dennison Corp.	16,188	1,702,654

Oil Companies-Exploration & Production - 1.8%

Diamondback Energy, Inc.	7,575	917,181
WPX Energy, Inc.†	68,507	1,306,428

		2,223,609

Power Converter/Supply Equipment - 1.0%

Hubbell, Inc.	10,274	1,298,223

Real Estate Investment Trusts - 0.7%

SBA Communications Corp.†	5,456	846,935

Resort/Theme Parks - 1.8%

Vail Resorts, Inc.	7,417	2,210,637

Retail-Apparel/Shoe - 1.8%

Burlington Stores, Inc.†	13,337	2,243,017

Retail-Misc./Diversified - 1.1%

Five Below, Inc.†	12,198	1,420,701

Retail-Restaurants - 4.4%

Domino’s Pizza, Inc.	3,725	1,112,136
Dunkin’ Brands Group, Inc.#	48,490	3,534,436
Wingstop, Inc.	13,887	929,735

		5,576,307

Schools - 2.0%

Bright Horizons Family Solutions, Inc.†	20,973	2,504,805

Semiconductor Components-Integrated Circuits - 1.7%

Marvell Technology Group, Ltd.	101,217	2,093,168

Semiconductor Equipment - 0.8%

MKS Instruments, Inc.	10,390	965,231

Telecom Equipment-Fiber Optics - 0.2%

Viavi Solutions, Inc.†	27,619	309,333

Therapeutics - 3.0%

Agios Pharmaceuticals, Inc.†#	15,255	1,231,384
Neurocrine Biosciences, Inc.†	10,457	1,285,688
Sarepta Therapeutics, Inc.†#	8,896	1,228,004

		3,745,076

Transport-Truck - 1.6%

Old Dominion Freight Line, Inc.	13,540	2,063,496

Veterinary Diagnostics - 0.9%

Neogen Corp.†	11,722	1,095,304

Web Hosting/Design - 2.8%

GoDaddy, Inc., Class A†	35,223	2,869,266
Wix.com, Ltd.†	6,065	673,821

		3,543,087

Total Long-Term Investment Securities
(cost $96,582,826)		124,421,741

SHORT-TERM INVESTMENT SECURITIES - 4.2%
Registered Investment Companies - 4.2%

State Street Institutional U.S. Government Money Market Fund, Administration Class 1.62%(2)	1,505,685	1,505,685
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(2)	3,763,657	3,763,657

Total Short-Term Investment Securities
(cost $5,269,342)		5,269,342

TOTAL INVESTMENTS
(cost $101,852,168)	103.1%	129,691,083
Liabilities in excess of other assets	(3.1)	(3,851,908)

NET ASSETS	100.0%	$125,839,175

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At August 31, 2018, the Fund had loaned securities with a total value of $23,265,796. This was secured by collateral of $3,763,657, which was received in cash and subsequently invested in short-term investments currently valued at $3,763,657 as reported in the Portfolio of Investments. Additional collateral of $19,937,368 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$2,233,098
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	2,095,474
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	333,864
United States Treasury Bills	0.00%	09/06/2018 to 03/28/2019	1,486,271
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 02/15/2048	13,788,661

(2)	The rate shown is the 7-day yield as of August 31, 2018.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$124,421,741	$—	$—	$124,421,741
Short-Term Investment Securities	5,269,342	—	—	5,269,342

Total Investments at Value	$129,691,083	$—	$—	$129,691,083

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	81,673	$1,907,064
Omnicom Group, Inc.	48,152	3,337,897

		5,244,961

Aerospace/Defense - 1.9%

Boeing Co.	116,015	39,768,782
General Dynamics Corp.	58,522	11,318,155
Lockheed Martin Corp.	52,626	16,861,897
Northrop Grumman Corp.	36,943	11,027,116
Raytheon Co.	60,854	12,136,722
Rockwell Collins, Inc.	34,792	4,729,972
TransDigm Group, Inc.†	10,330	3,615,500

		99,458,144

Aerospace/Defense-Equipment - 0.6%

Arconic, Inc.	90,014	2,014,513
Harris Corp.	25,153	4,087,614
L3 Technologies, Inc.	16,626	3,553,309
United Technologies Corp.	157,629	20,759,739

		30,415,175

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	49,438	2,568,304
Mosaic Co.	74,302	2,323,424

		4,891,728

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	118,464	5,970,586

Airlines - 0.5%

Alaska Air Group, Inc.#	26,113	1,762,366
American Airlines Group, Inc.#	88,269	3,573,129
Delta Air Lines, Inc.	136,720	7,995,386
Southwest Airlines Co.	113,005	6,927,206
United Continental Holdings, Inc.†	49,928	4,364,706

		24,622,793

Apparel Manufacturers - 0.3%

Hanesbrands, Inc.#	76,345	1,339,091
Michael Kors Holdings, Ltd.†	31,755	2,306,048
PVH Corp.	16,325	2,337,087
Ralph Lauren Corp.	11,794	1,566,361
Under Armour, Inc., Class A†#	39,399	805,710
Under Armour, Inc., Class C†#	39,902	756,941
VF Corp.	69,360	6,390,137

		15,501,375

Appliances - 0.0%

Whirlpool Corp.	13,670	1,708,477

Applications Software - 4.2%

Intuit, Inc.	51,640	11,333,431
Microsoft Corp.	1,627,693	182,838,755
Red Hat, Inc.†	37,640	5,560,557
salesforce.com, Inc.†	149,426	22,814,361

		222,547,104

Athletic Footwear - 0.4%

NIKE, Inc., Class B	271,740	22,337,028

Auto-Cars/Light Trucks - 0.3%

Ford Motor Co.	829,206	7,860,873
General Motors Co.	268,732	9,687,788

		17,548,661

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	74,532	5,099,479

Auto/Truck Parts & Equipment-Original - 0.1%

Aptiv PLC	56,092	4,936,657
BorgWarner, Inc.	41,840	1,831,337

		6,767,994

Banks-Commercial - 0.6%

BB&T Corp.	165,191	8,533,767
Citizens Financial Group, Inc.	102,690	4,226,720
M&T Bank Corp.	30,768	5,450,551
Regions Financial Corp.	237,940	4,630,313
SVB Financial Group†	11,223	3,622,223
Zions Bancorporation	41,759	2,225,337

		28,688,911

Banks-Fiduciary - 0.4%

Bank of New York Mellon Corp.	214,113	11,165,993
Northern Trust Corp.	44,805	4,814,745
State Street Corp.	77,412	6,727,877

		22,708,615

Banks-Super Regional - 2.3%

Capital One Financial Corp.	103,052	10,211,423
Comerica, Inc.	36,424	3,550,611
Fifth Third Bancorp	145,223	4,273,913
Huntington Bancshares, Inc.	234,093	3,794,648
KeyCorp	224,914	4,738,938
PNC Financial Services Group, Inc.	99,464	14,277,063
SunTrust Banks, Inc.	98,474	7,243,747
US Bancorp	330,559	17,886,547
Wells Fargo & Co.	929,091	54,333,242

		120,310,132

Beverages-Non-alcoholic - 1.4%

Coca-Cola Co.	811,333	36,161,112
Monster Beverage Corp.†	87,019	5,298,587
PepsiCo, Inc.	300,373	33,644,779

		75,104,478

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B	55,491	2,897,740
Constellation Brands, Inc., Class A	35,594	7,410,671

		10,308,411

Brewery - 0.1%

Molson Coors Brewing Co., Class B	39,202	2,616,341

Broadcast Services/Program - 0.1%

Discovery, Inc., Class A†	33,060	920,060
Discovery, Inc., Class C†	72,367	1,855,490

		2,775,550

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	30,914	1,637,824

Building Products-Air & Heating - 0.1%

Johnson Controls International PLC	196,217	7,411,116

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	13,336	2,650,130
Vulcan Materials Co.#	28,004	3,102,843

		5,752,973

Building Products-Wood - 0.1%

Masco Corp.	65,778	2,497,591

Building-Residential/Commercial - 0.2%

D.R. Horton, Inc.	72,760	3,238,548
Lennar Corp., Class A	57,963	2,994,948
PulteGroup, Inc.	55,650	1,555,417

		7,788,913

Cable/Satellite TV - 1.0%

Charter Communications, Inc., Class A†	39,239	12,179,786
Comcast Corp., Class A	972,861	35,986,128
DISH Network Corp., Class A†	48,502	1,714,546

		49,880,460

Casino Hotels - 0.1%

MGM Resorts International	106,160	3,077,578
Wynn Resorts, Ltd.	17,943	2,661,665

		5,739,243

Chemicals-Diversified - 1.0%

DowDuPont, Inc.	491,661	34,480,186
Eastman Chemical Co.	30,244	2,934,575
FMC Corp.	28,497	2,435,069
LyondellBasell Industries NV, Class A	68,109	7,681,333
PPG Industries, Inc.	52,819	5,838,612

		53,369,775

Chemicals-Specialty - 0.1%

Albemarle Corp.#	23,465	2,241,377
International Flavors & Fragrances, Inc.	16,722	2,178,709

		4,420,086

Coatings/Paint - 0.2%

Sherwin-Williams Co.	17,440	7,945,315

Commercial Services - 0.3%

Cintas Corp.	18,313	3,907,445
Ecolab, Inc.	55,011	8,278,055
Nielsen Holdings PLC	70,939	1,844,414
Quanta Services, Inc.†	31,695	1,096,330

		15,126,244

Commercial Services-Finance - 1.4%

Automatic Data Processing, Inc.	93,325	13,695,444
Equifax, Inc.	25,482	3,413,824
FleetCor Technologies, Inc.†	18,990	4,058,923
Global Payments, Inc.	33,800	4,210,804
H&R Block, Inc.#	44,320	1,199,299
IHS Markit, Ltd.†	75,441	4,149,255
Moody’s Corp.	35,369	6,296,389
PayPal Holdings, Inc.†	236,456	21,831,982
S&P Global, Inc.	53,238	11,022,928
Total System Services, Inc.	35,146	3,414,082
Western Union Co.	97,606	1,846,706

		75,139,636

Computer Aided Design - 0.3%

ANSYS, Inc.†	17,799	3,310,258
Autodesk, Inc.†	46,418	7,164,618
Cadence Design Systems, Inc.†	59,722	2,809,323
Synopsys, Inc.†	31,568	3,224,356

		16,508,555

Computer Services - 1.2%

Accenture PLC, Class A	136,239	23,033,928
Cognizant Technology Solutions Corp., Class A	124,123	9,734,967
DXC Technology Co.	60,333	5,495,733
International Business Machines Corp.	180,859	26,492,226

		64,756,854

Computer Software - 0.1%

Akamai Technologies, Inc.†	36,148	2,716,161
Citrix Systems, Inc.†	27,276	3,110,009

		5,826,170

Computers - 4.8%

Apple, Inc.	1,041,277	237,025,883
Hewlett Packard Enterprise Co.	323,496	5,347,389
HP, Inc.	347,727	8,571,471

		250,944,743

Computers-Memory Devices - 0.2%

NetApp, Inc.	56,760	4,927,336
Seagate Technology PLC	60,814	3,255,981
Western Digital Corp.	63,395	4,009,100

		12,192,417

Consulting Services - 0.1%

Gartner, Inc.†#	19,329	2,894,711
Verisk Analytics, Inc.†	32,910	3,919,252

		6,813,963

Consumer Products-Misc. - 0.2%

Clorox Co.	27,436	3,977,672
Kimberly-Clark Corp.	74,006	8,550,653

		12,528,325

Containers-Metal/Glass - 0.1%

Ball Corp.#	73,987	3,098,576

Containers-Paper/Plastic - 0.1%

Packaging Corp. of America	19,988	2,197,081
Sealed Air Corp.#	34,142	1,369,436
WestRock Co.	54,330	2,992,496

		6,559,013

Cosmetics & Toiletries - 1.2%

Colgate-Palmolive Co.	184,802	12,272,701
Coty, Inc., Class A#	100,171	1,238,114
Estee Lauder Cos., Inc., Class A	47,452	6,648,974
Procter & Gamble Co.	532,720	44,189,124

		64,348,913

Cruise Lines - 0.2%

Carnival Corp.	86,005	5,288,447
Norwegian Cruise Line Holdings, Ltd.†	43,793	2,347,743
Royal Caribbean Cruises, Ltd.	35,887	4,399,029

		12,035,219

Data Processing/Management - 0.4%

Broadridge Financial Solutions, Inc.	24,981	3,375,932
Fidelity National Information Services, Inc.	70,126	7,585,530
Fiserv, Inc.†	86,740	6,945,272
Paychex, Inc.	67,740	4,961,955

		22,868,689

Decision Support Software - 0.1%

MSCI, Inc.	18,860	3,399,704

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	15,282	5,906,340
DENTSPLY SIRONA, Inc.	48,183	1,923,466

		7,829,806

Diagnostic Equipment - 0.6%

Danaher Corp.	130,234	13,484,429
Thermo Fisher Scientific, Inc.	85,233	20,379,210

		33,863,639

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	18,402	4,674,844

Dialysis Centers - 0.0%

DaVita, Inc.†	29,574	2,049,182

Distribution/Wholesale - 0.2%

Fastenal Co.	60,939	3,556,400
LKQ Corp.†	65,613	2,264,961
WW Grainger, Inc.#	10,799	3,823,602

		9,644,963

Diversified Banking Institutions - 4.1%

Bank of America Corp.	1,997,669	61,787,902
Citigroup, Inc.	540,206	38,484,276
Goldman Sachs Group, Inc.	74,419	17,697,582
JPMorgan Chase & Co.	721,305	82,647,127
Morgan Stanley	288,774	14,100,834

		214,717,721

Diversified Manufacturing Operations - 1.6%

3M Co.	125,774	26,528,252
A.O. Smith Corp.	30,735	1,785,089
Dover Corp.	32,769	2,813,874
Eaton Corp. PLC	92,642	7,702,256
General Electric Co.	1,839,997	23,809,561
Illinois Tool Works, Inc.	64,591	8,970,398
Ingersoll-Rand PLC	52,532	5,320,967
Parker-Hannifin Corp.	28,167	4,946,125
Textron, Inc.	54,242	3,744,325

		85,620,847

Drug Delivery Systems - 0.0%

Nektar Therapeutics†	34,133	2,269,503

E-Commerce/Products - 3.4%

Amazon.com, Inc.†	85,321	171,726,430
eBay, Inc.†	195,835	6,777,849

		178,504,279

E-Commerce/Services - 0.5%

Booking Holdings, Inc.†	10,206	19,917,519
Cars.com, Inc.†	1	27
Expedia Group, Inc.	25,606	3,341,583
TripAdvisor, Inc.†	22,702	1,232,946

		24,492,075

Electric Products-Misc. - 0.3%

AMETEK, Inc.	49,060	3,775,658
Emerson Electric Co.	133,485	10,242,304

		14,017,962

Electric-Distribution - 0.3%

CenterPoint Energy, Inc.	91,408	2,540,228
PPL Corp.#	148,096	4,404,375
Sempra Energy	55,958	6,495,605

		13,440,208

Electric-Integrated - 2.4%

AES Corp.	140,118	1,885,988
Alliant Energy Corp.	49,040	2,100,874
Ameren Corp.	51,618	3,263,806
American Electric Power Co., Inc.	104,341	7,484,380
CMS Energy Corp.	59,853	2,947,162
Consolidated Edison, Inc.	65,828	5,195,804
Dominion Energy, Inc.	138,244	9,783,528
DTE Energy Co.	38,447	4,273,000
Duke Energy Corp.	148,509	12,064,871
Edison International	69,023	4,536,882
Entergy Corp.	38,308	3,202,166
Evergy, Inc.	57,458	3,277,979
Eversource Energy	67,133	4,191,113
Exelon Corp.	204,517	8,939,438
FirstEnergy Corp.#	94,972	3,550,053
NextEra Energy, Inc.	99,874	16,988,567
PG&E Corp.	109,406	5,052,369
Pinnacle West Capital Corp.	23,713	1,862,656
Public Service Enterprise Group, Inc.	107,031	5,603,073
SCANA Corp.	30,216	1,158,482
Southern Co.	214,314	9,382,667
WEC Energy Group, Inc.	66,847	4,517,520
Xcel Energy, Inc.	107,802	5,179,886

		126,442,264

Electronic Components-Misc. - 0.1%

Corning, Inc.	175,910	5,894,744
Garmin, Ltd.	23,564	1,605,651

		7,500,395

Electronic Components-Semiconductors - 3.0%

Advanced Micro Devices, Inc.†#	174,553	4,393,499
Broadcom, Inc.	85,050	18,628,501
Intel Corp.	987,225	47,811,307
IPG Photonics Corp.†	7,963	1,397,347
Microchip Technology, Inc.#	49,793	4,283,692
Micron Technology, Inc.†	245,697	12,904,006
NVIDIA Corp.	128,594	36,093,764
Qorvo, Inc.†	26,797	2,146,172
Skyworks Solutions, Inc.	38,573	3,521,715
Texas Instruments, Inc.	207,385	23,310,074
Xilinx, Inc.	53,684	4,178,226

		158,668,303

Electronic Connectors - 0.2%

Amphenol Corp., Class A	63,860	6,039,879
TE Connectivity, Ltd.	74,177	6,800,547

		12,840,426

Electronic Forms - 0.5%

Adobe Systems, Inc.†	104,330	27,491,998

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	67,782	4,577,996
FLIR Systems, Inc.	29,069	1,823,789
Fortive Corp.	64,982	5,457,189

		11,858,974

Electronic Security Devices - 0.0%

Allegion PLC	20,117	1,754,605

Engineering/R&D Services - 0.1%

Fluor Corp.	29,783	1,709,842
Jacobs Engineering Group, Inc.	25,533	1,855,994

		3,565,836

Engines-Internal Combustion - 0.1%

Cummins, Inc.	32,813	4,652,883

Enterprise Software/Service - 0.6%

CA, Inc.	66,196	2,899,385
Oracle Corp.	631,335	30,670,254

		33,569,639

Entertainment Software - 0.4%

Activision Blizzard, Inc.	161,262	11,626,990
Electronic Arts, Inc.†	65,003	7,371,990
Take-Two Interactive Software, Inc.†	24,232	3,236,426

		22,235,406

Finance-Consumer Loans - 0.1%

Synchrony Financial	150,302	4,760,064

Finance-Credit Card - 2.3%

Alliance Data Systems Corp.	10,211	2,436,140
American Express Co.	151,283	16,032,972
Discover Financial Services	73,931	5,775,490
Mastercard, Inc., Class A	194,241	41,870,590
Visa, Inc., Class A#	378,401	55,583,323

		121,698,515

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	254,385	12,920,214
E*TRADE Financial Corp.†	55,910	3,290,863
Jefferies Financial Group, Inc.	64,232	1,491,467

		17,702,544

Finance-Other Services - 0.5%

Cboe Global Markets, Inc.	23,831	2,402,165
CME Group, Inc.	72,137	12,604,498
Intercontinental Exchange, Inc.	122,710	9,354,183
Nasdaq, Inc.	24,760	2,363,094

		26,723,940

Food-Confectionery - 0.1%

Hershey Co.	29,602	2,975,593
J.M. Smucker Co.	24,066	2,487,943

		5,463,536

Food-Meat Products - 0.1%

Hormel Foods Corp.#	57,213	2,239,889
Tyson Foods, Inc., Class A	63,047	3,959,982

		6,199,871

Food-Misc./Diversified - 0.7%

Campbell Soup Co.#	40,761	1,608,021
Conagra Brands, Inc.	83,368	3,063,774
General Mills, Inc.	125,604	5,779,040
Kellogg Co.	52,906	3,798,122
Kraft Heinz Co.	126,559	7,374,593
McCormick & Co., Inc.#	25,694	3,208,667
Mondelez International, Inc., Class A	312,495	13,349,786

		38,182,003

Food-Retail - 0.1%

Kroger Co.	172,201	5,424,331

Food-Wholesale/Distribution - 0.2%

Sysco Corp.	101,542	7,597,372

Gas-Distribution - 0.0%

NiSource, Inc.	71,471	1,934,720

Gold Mining - 0.1%

Newmont Mining Corp.	113,020	3,507,011

Hazardous Waste Disposal - 0.0%

Stericycle, Inc.†	18,130	1,118,440

Home Decoration Products - 0.0%

Newell Brands, Inc.#	102,896	2,234,901

Home Furnishings - 0.0%

Leggett & Platt, Inc.#	27,810	1,263,686

Hotels/Motels - 0.2%

Hilton Worldwide Holdings, Inc.	59,189	4,594,250
Marriott International, Inc., Class A	62,881	7,952,560

		12,546,810

Human Resources - 0.0%

Robert Half International, Inc.	26,177	2,046,518

Independent Power Producers - 0.0%

NRG Energy, Inc.	63,373	2,242,770

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	26,604	4,814,260

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	46,436	7,721,842
Praxair, Inc.	60,879	9,630,449

		17,352,291

Instruments-Controls - 0.5%

Honeywell International, Inc.	158,238	25,169,336
Mettler-Toledo International, Inc.†	5,380	3,144,395

		28,313,731

Instruments-Scientific - 0.1%

PerkinElmer, Inc.#	23,438	2,166,374
Waters Corp.†	16,597	3,144,800

		5,311,174

Insurance Brokers - 0.5%

Aon PLC	51,800	7,540,008
Arthur J. Gallagher & Co.	38,615	2,785,686
Marsh & McLennan Cos., Inc.	107,490	9,096,879
Willis Towers Watson PLC	27,930	4,113,251

		23,535,824

Insurance-Life/Health - 0.5%

Aflac, Inc.	164,008	7,583,730
Brighthouse Financial, Inc.†	25,374	1,053,275
Lincoln National Corp.	46,333	3,038,518
Principal Financial Group, Inc.	56,424	3,114,041
Prudential Financial, Inc.	88,977	8,741,990
Torchmark Corp.	22,373	1,967,034
Unum Group	46,860	1,728,197

		27,226,785

Insurance-Multi-line - 1.0%

Allstate Corp.	74,463	7,488,744
American International Group, Inc.(1)	190,175	10,111,605
Assurant, Inc.	11,227	1,154,360
Chubb, Ltd.	98,681	13,345,619
Cincinnati Financial Corp.	31,645	2,426,222
Hartford Financial Services Group, Inc.	75,872	3,821,673
Loews Corp.	55,472	2,790,796
MetLife, Inc.	215,353	9,882,549

		51,021,568

Insurance-Property/Casualty - 2.0%

Berkshire Hathaway, Inc., Class B†	407,754	85,106,415
Progressive Corp.	123,377	8,331,649
Travelers Cos., Inc.	57,255	7,534,758
XL Group, Ltd.	54,718	3,140,266

		104,113,088

Insurance-Reinsurance - 0.0%

Everest Re Group, Ltd.	8,682	1,936,260

Internet Content-Entertainment - 2.4%

Facebook, Inc., Class A†	508,147	89,296,672
Netflix, Inc.†	92,090	33,859,651
Twitter, Inc.†	138,724	4,880,311

		128,036,634

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	12,947	2,448,537

Internet Security - 0.1%

Symantec Corp.	131,674	2,654,548

Investment Management/Advisor Services - 0.6%

Affiliated Managers Group, Inc.	11,507	1,681,058
Ameriprise Financial, Inc.	30,636	4,349,087
BlackRock, Inc.	26,128	12,516,880
Franklin Resources, Inc.	67,522	2,143,148
Invesco, Ltd.	87,021	2,097,206
Raymond James Financial, Inc.	27,502	2,558,786
T. Rowe Price Group, Inc.	51,297	5,944,809

		31,290,974

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	126,667	17,587,713

Machinery-Farming - 0.2%

Deere & Co.	68,700	9,879,060

Machinery-General Industrial - 0.1%

Roper Technologies, Inc.	21,855	6,520,876

Machinery-Pumps - 0.1%

Flowserve Corp.#	27,717	1,444,610
Xylem, Inc.	38,116	2,893,386

		4,337,996

Medical Information Systems - 0.1%

Cerner Corp.†	66,780	4,348,046

Medical Instruments - 1.1%

Boston Scientific Corp.†	292,314	10,394,686
Edwards Lifesciences Corp.†	44,654	6,440,893
Intuitive Surgical, Inc.†	24,002	13,441,120
Medtronic PLC	286,892	27,659,258

		57,935,957

Medical Labs & Testing Services - 0.2%

IQVIA Holdings, Inc.†	34,288	4,357,662
Laboratory Corp. of America Holdings†	21,672	3,746,439
Quest Diagnostics, Inc.	28,773	3,164,454

		11,268,555

Medical Products - 1.5%

Abbott Laboratories	371,415	24,825,379
ABIOMED, Inc.†	8,952	3,639,704
Baxter International, Inc.	104,368	7,761,848
Becton Dickinson and Co.	56,607	14,823,675
Cooper Cos., Inc.	10,385	2,656,275
Henry Schein, Inc.†	32,630	2,534,698
Hologic, Inc.†	57,838	2,299,639
Stryker Corp.	68,087	11,535,980
Varian Medical Systems, Inc.†	19,385	2,171,508
Zimmer Biomet Holdings, Inc.	43,063	5,323,879

		77,572,585

Medical-Biomedical/Gene - 2.2%

Alexion Pharmaceuticals, Inc.†	47,137	5,762,027
Amgen, Inc.	141,093	28,191,792
Biogen, Inc.†	44,702	15,801,710
Celgene Corp.†	149,745	14,143,415
Gilead Sciences, Inc.	275,462	20,860,737
Illumina, Inc.†	31,142	11,050,116
Incyte Corp.†	37,272	2,754,774
Regeneron Pharmaceuticals, Inc.†	16,385	6,664,599
Vertex Pharmaceuticals, Inc.†	53,986	9,955,018

		115,184,188

Medical-Drugs - 5.0%

AbbVie, Inc.	321,056	30,814,955
Allergan PLC	71,831	13,770,721
Bristol-Myers Squibb Co.	346,278	20,967,133
Eli Lilly & Co.	202,355	21,378,806
Johnson & Johnson	568,216	76,533,013
Merck & Co., Inc.	569,943	39,092,390
Pfizer, Inc.	1,239,237	51,453,120
Zoetis, Inc.	102,507	9,287,134

		263,297,272

Medical-Generic Drugs - 0.1%

Mylan NV†	109,203	4,273,113
Perrigo Co. PLC#	27,280	2,087,193

		6,360,306

Medical-HMO - 2.1%

Aetna, Inc.	69,296	13,877,910
Anthem, Inc.	54,064	14,312,363
Centene Corp.†	43,467	6,367,046
Cigna Corp.	51,537	9,706,478
Humana, Inc.	29,168	9,720,528
UnitedHealth Group, Inc.	203,585	54,654,429

		108,638,754

Medical-Hospitals - 0.2%

Envision Healthcare Corp.†	25,661	1,163,983
HCA Healthcare, Inc.	59,199	7,939,178
Universal Health Services, Inc., Class B	18,463	2,403,144

		11,506,305

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	34,459	3,100,276
Cardinal Health, Inc.	65,819	3,435,094
McKesson Corp.	42,805	5,511,144

		12,046,514

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.	285,443	4,010,474

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.	35,260	1,502,781

Multimedia - 1.0%

Twenty-First Century Fox, Inc., Class A	223,298	10,137,729
Twenty-First Century Fox, Inc., Class B	93,042	4,177,586
Viacom, Inc., Class B	74,778	2,189,500
Walt Disney Co.	314,970	35,282,939

		51,787,754

Networking Products - 1.0%

Arista Networks, Inc.†	10,086	3,015,512
Cisco Systems, Inc.	996,310	47,593,729

		50,609,241

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	47,241	3,465,600
Waste Management, Inc.	84,272	7,660,325

		11,125,925

Office Automation & Equipment - 0.0%

Xerox Corp.	45,321	1,262,643

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	18,649	1,961,502

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.	23,067	1,512,503

Oil Companies-Exploration & Production - 1.7%

Anadarko Petroleum Corp.	109,122	7,027,457
Apache Corp.	80,960	3,548,477
Cabot Oil & Gas Corp.	95,648	2,279,292
Cimarex Energy Co.	20,217	1,707,932
Concho Resources, Inc.†	40,281	5,524,539
ConocoPhillips	247,880	18,201,828
Devon Energy Corp.	110,883	4,760,207
EOG Resources, Inc.	122,632	14,498,781
EQT Corp.	53,432	2,726,101
Hess Corp.	55,472	3,735,484
Marathon Oil Corp.	180,750	3,887,933
Newfield Exploration Co.†	42,312	1,154,271
Noble Energy, Inc.	102,629	3,050,134
Occidental Petroleum Corp.	162,229	12,957,230
Pioneer Natural Resources Co.	36,105	6,307,544

		91,367,210

Oil Companies-Integrated - 2.3%

Chevron Corp.	404,838	47,957,110
Exxon Mobil Corp.	896,942	71,907,840

		119,864,950

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.	80,932	3,809,469

Oil Refining & Marketing - 0.7%

Andeavor	29,454	4,500,277
HollyFrontier Corp.	37,401	2,787,123
Marathon Petroleum Corp.	97,850	8,052,076
Phillips 66	88,912	10,536,961
Valero Energy Corp.	91,291	10,761,383

		36,637,820

Oil-Field Services - 0.6%

Baker Hughes a GE Co., LLC	88,217	2,908,514
Halliburton Co.	185,576	7,402,627
Schlumberger, Ltd.	293,442	18,533,797
TechnipFMC PLC	91,947	2,816,336

		31,661,274

Paper & Related Products - 0.1%

International Paper Co.	87,726	4,486,308

Pharmacy Services - 0.5%

CVS Health Corp.	215,377	16,204,965
Express Scripts Holding Co.†	119,001	10,474,468

		26,679,433

Pipelines - 0.4%

Kinder Morgan, Inc.	401,928	7,114,126
ONEOK, Inc.	87,087	5,739,904
Williams Cos., Inc.	251,146	7,431,410

		20,285,440

Publishing-Newspapers - 0.0%

News Corp., Class A	81,196	1,061,232
News Corp., Class B	25,798	350,853

		1,412,085

Real Estate Investment Trusts - 2.6%

Alexandria Real Estate Equities, Inc.	21,817	2,800,212
American Tower Corp.	93,566	13,952,562
Apartment Investment & Management Co., Class A	33,335	1,460,073
AvalonBay Communities, Inc.	29,280	5,366,731
Boston Properties, Inc.	32,702	4,265,976
Crown Castle International Corp.	87,881	10,021,070
Digital Realty Trust, Inc.	43,631	5,422,461
Duke Realty Corp.	75,637	2,154,898
Equinix, Inc.	16,833	7,341,376
Equity Residential	78,006	5,284,907
Essex Property Trust, Inc.	13,992	3,445,950
Extra Space Storage, Inc.	26,716	2,463,482
Federal Realty Investment Trust	15,512	2,026,022
HCP, Inc.	99,527	2,690,215
Host Hotels & Resorts, Inc.	157,053	3,381,351
Iron Mountain, Inc.#	59,623	2,152,390
Kimco Realty Corp.	90,015	1,540,157
Macerich Co.	22,999	1,350,961
Mid-America Apartment Communities, Inc.	24,107	2,496,521
Prologis, Inc.	133,367	8,959,595
Public Storage	31,743	6,747,927
Realty Income Corp.	60,248	3,528,725
Regency Centers Corp.	31,224	2,061,721
SBA Communications Corp.†	24,402	3,787,922
Simon Property Group, Inc.	65,608	12,008,232
SL Green Realty Corp.	18,732	1,955,621
UDR, Inc.	56,691	2,265,939
Ventas, Inc.	75,485	4,519,287
Vornado Realty Trust	36,662	2,822,974
Welltower, Inc.	78,805	5,257,082
Weyerhaeuser Co.	160,374	5,566,582

		139,098,922

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	64,057	3,126,622

Real Estate Operations & Development - 0.0%

Brookfield Property Partners LP	50,386	1,006,702

Rental Auto/Equipment - 0.1%

United Rentals, Inc.†	17,710	2,760,458

Respiratory Products - 0.1%

ResMed, Inc.	30,239	3,368,927

Retail-Apparel/Shoe - 0.3%

Foot Locker, Inc.	25,023	1,233,634
Gap, Inc.	45,968	1,395,129
L Brands, Inc.	51,386	1,358,132
Ross Stores, Inc.	80,214	7,682,897
Tapestry, Inc.	60,975	3,090,822

		14,760,614

Retail-Auto Parts - 0.3%

Advance Auto Parts, Inc.	15,684	2,572,647
AutoZone, Inc.†	5,648	4,331,338
Genuine Parts Co.	31,087	3,104,037
O’Reilly Automotive, Inc.†	17,353	5,820,543

		15,828,565

Retail-Automobile - 0.1%

CarMax, Inc.†#	37,724	2,944,358
Copart, Inc.†	42,811	2,753,176

		5,697,534

Retail-Building Products - 1.3%

Home Depot, Inc.	244,379	49,063,972
Lowe’s Cos., Inc.	174,141	18,937,834

		68,001,806

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	51,958	4,133,778

Retail-Discount - 1.3%

Costco Wholesale Corp.	92,918	21,661,973
Dollar General Corp.	53,848	5,801,045
Dollar Tree, Inc.†	50,373	4,055,530
Target Corp.	112,945	9,882,688
Walmart, Inc.	306,488	29,379,940

		70,781,176

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	180,673	12,386,941

Retail-Gardening Products - 0.0%

Tractor Supply Co.	25,856	2,282,568

Retail-Jewelry - 0.1%

Tiffany & Co.	21,583	2,647,155

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.	24,884	1,563,959
TJX Cos., Inc.	132,846	14,609,075

		16,173,034

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	12,112	3,149,120

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.#	35,641	2,819,559
Macy’s, Inc.	64,905	2,372,278

		5,191,837

Retail-Restaurants - 1.0%

Chipotle Mexican Grill, Inc.†	5,181	2,461,908
Darden Restaurants, Inc.	26,225	3,043,149
McDonald’s Corp.	166,341	26,985,500
Starbucks Corp.	292,354	15,626,321
Yum! Brands, Inc.	68,474	5,949,706

		54,066,584

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.	50,808	1,152,834

Savings & Loans/Thrifts - 0.0%

People’s United Financial, Inc.	73,698	1,364,150

Semiconductor Components-Integrated Circuits - 0.6%

Analog Devices, Inc.	78,575	7,767,139
QUALCOMM, Inc.	314,095	21,581,467

		29,348,606

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	213,556	9,187,179
KLA-Tencor Corp.	33,022	3,837,487
Lam Research Corp.	34,753	6,015,397

		19,040,063

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc.	9,427	2,304,619

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	51,840	2,933,107

Steel-Producers - 0.1%

Nucor Corp.	67,389	4,211,812

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.	73,968	2,102,910

Telephone-Integrated - 1.9%

AT&T, Inc.	1,538,387	49,136,081
CenturyLink, Inc.	207,985	4,442,559
Verizon Communications, Inc.	875,346	47,592,562

		101,171,202

Television - 0.1%

CBS Corp., Class B	72,343	3,835,626

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	13,433	2,573,628

Tobacco - 0.9%

Altria Group, Inc.	400,959	23,464,121
Philip Morris International, Inc.	329,317	25,650,501

		49,114,622

Tools-Hand Held - 0.1%

Snap-on, Inc.	11,990	2,119,592
Stanley Black & Decker, Inc.	32,691	4,594,066

		6,713,658

Toys - 0.1%

Hasbro, Inc.	24,086	2,391,981
Mattel, Inc.#	72,880	1,124,538

		3,516,519

Transport-Rail - 1.0%

CSX Corp.	185,445	13,752,601
Kansas City Southern	21,736	2,520,507
Norfolk Southern Corp.	59,857	10,405,541
Union Pacific Corp.	164,307	24,747,920

		51,426,569

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.	29,498	2,834,168
Expeditors International of Washington, Inc.	37,006	2,711,799
FedEx Corp.	52,081	12,705,160
United Parcel Service, Inc., Class B	146,084	17,950,802

		36,201,929

Transport-Truck - 0.0%

JB Hunt Transport Services, Inc.	18,136	2,189,922

Water - 0.1%

American Water Works Co., Inc.	37,720	3,301,632

Water Treatment Systems - 0.0%

Pentair PLC	34,390	1,495,277

Web Hosting/Design - 0.1%

VeriSign, Inc.†	20,339	3,225,969

Web Portals/ISP - 3.0%

Alphabet, Inc., Class A†	63,271	77,937,218
Alphabet, Inc., Class C†	64,315	78,347,890

		156,285,108

Wireless Equipment - 0.1%
Motorola Solutions, Inc.	34,348	4,408,909

Total Long-Term Investment Securities
(cost $2,264,028,746)		5,212,466,677

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(2)(3)	1,261,009	1,261,009

U.S. Government Treasuries - 0.1%

United States Treasury Bills 1.89% due 09/20/2018(4)	$1,000,000	999,150
1.95% due 10/18/2018(4)	250,000	249,394
1.96% due 11/01/2018(4)	1,700,000	1,694,488
2.01% due 11/29/2018(4)	1,200,000	1,194,073
2.01% due 12/06/2018(4)	50,000	49,731
2.02% due 12/06/2018(4)	700,000	696,237
2.10% due 01/03/2019(4)	500,000	496,429

		5,379,502

Total Short-Term Investment Securities
(cost $6,640,109)		6,640,511

REPURCHASE AGREEMENTS - 0.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount $47,606,851 collateralized by $42,505,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2024 and having an approximate value of $48,559,625 (cost $47,605,000)	47,605,000	47,605,000

TOTAL INVESTMENTS
(cost $2,318,273,855)	99.9%	5,266,712,188
Other assets less liabilities	0.1	6,225,965

NET ASSETS	100.0%	$5,272,938,153

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)

At August 31, 2018, the Fund had loaned securities with a total value of $95,184,099. This was secured by collateral of $1,261,009, which was received in cash and subsequently invested in short-term investments currently valued at $1,261,009 as reported in the Portfolio of Investments. Additional collateral of $95,853,662 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$6,929,365
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	6,502,315
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	1,035,988
United States Treasury Bills	0.00%	09/06/2018 to 03/28/2019	6,972,395
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 02/15/2048	74,413,599

(3)	The rate shown is the 7-day yield as of August 31, 2018.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
455	Long	S&P 500 E-Mini Index	September 2018	$63,649,319	$66,022,775	$2,373,456

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$5,212,466,677	$—	$—	$5,212,466,677
Short-Term Investment Securities:
Registered Investment Companies	1,261,009	—	—	1,261,009
U.S. Government Treasuries	—	5,379,502	—	5,379,502
Repurchase Agreements	—	47,605,000	—	47,605,000

Total Investments at Value	$5,213,727,686	$52,984,502	$—	$5,266,712,188

Other Financial Instruments:†
Futures Contracts	$2,373,456	$—	$—	$2,373,456

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.5%
Aerospace/Defense-Equipment - 1.6%

United Technologies Corp.	15,120	$1,991,304

Banks-Commercial - 1.4%

M&T Bank Corp.	9,920	1,757,328

Banks-Super Regional - 4.5%

PNC Financial Services Group, Inc.	17,233	2,473,625
Wells Fargo & Co.	56,196	3,286,342

		5,759,967

Building & Construction Products-Misc. - 1.0%

Fortune Brands Home & Security, Inc.	24,780	1,312,844

Building-Residential/Commercial - 0.8%

PulteGroup, Inc.	37,460	1,047,007

Cable/Satellite TV - 2.5%

Comcast Corp., Class A	87,368	3,231,742

Chemicals-Diversified - 2.9%

DowDuPont, Inc.	36,793	2,580,293
FMC Corp.	13,620	1,163,829

		3,744,122

Computer Services - 0.9%

Cognizant Technology Solutions Corp., Class A	13,960	1,094,883

Computers-Memory Devices - 1.4%

NetApp, Inc.	20,180	1,751,826

Cosmetics & Toiletries - 0.9%

Unilever NV	18,960	1,089,821

Cruise Lines - 0.8%

Norwegian Cruise Line Holdings, Ltd.†	19,360	1,037,890

Diversified Banking Institutions - 10.6%

Bank of America Corp.	112,200	3,470,346
Citigroup, Inc.	48,370	3,445,879
Goldman Sachs Group, Inc.	6,102	1,451,117
JPMorgan Chase & Co.	45,287	5,188,984

		13,556,326

Diversified Manufacturing Operations - 3.1%

Eaton Corp. PLC	25,465	2,117,160
Ingersoll-Rand PLC	17,994	1,822,612

		3,939,772

Electric-Integrated - 3.7%

Dominion Energy, Inc.	9,440	668,069
Edison International	18,504	1,216,268
Eversource Energy	29,294	1,828,824
NextEra Energy, Inc.	5,585	950,009

		4,663,170

Electronic Components-Semiconductors - 2.2%

Intel Corp.	58,782	2,846,812

Food-Misc./Diversified - 1.6%

Kraft Heinz Co.	10,521	613,058
Mondelez International, Inc., Class A	32,490	1,387,973

		2,001,031

Food-Wholesale/Distribution - 1.0%

US Foods Holding Corp.†	38,630	1,258,952

Footwear & Related Apparel - 0.5%

Skechers U.S.A., Inc., Class A†	20,030	590,484

Home Decoration Products - 0.5%

Newell Brands, Inc.#	30,130	654,424

Hotels/Motels - 1.1%

Hilton Worldwide Holdings, Inc.	18,739	1,454,521

Insurance Brokers - 1.3%

Marsh & McLennan Cos., Inc.	18,915	1,600,776

Insurance-Life/Health - 0.7%

Principal Financial Group, Inc.	15,909	878,018

Insurance-Multi-line - 2.4%

Chubb, Ltd.	14,094	1,906,072
MetLife, Inc.	25,730	1,180,750

		3,086,822

Insurance-Property/Casualty - 0.5%

Intact Financial Corp.	7,910	627,345

Investment Management/Advisor Services - 2.0%

BlackRock, Inc.	2,768	1,326,038
Invesco, Ltd.	49,220	1,186,202

		2,512,240

Machinery-Construction & Mining - 1.1%

Caterpillar, Inc.	10,490	1,456,536

Medical Instruments - 1.8%

Medtronic PLC	23,965	2,310,466

Medical Products - 2.2%

Koninklijke Philips NV	32,399	1,447,499
Zimmer Biomet Holdings, Inc.	11,440	1,414,327

		2,861,826

Medical-Drugs - 8.7%

Allergan PLC	8,160	1,564,354
AstraZeneca PLC ADR#	37,630	1,442,734
Bristol-Myers Squibb Co.	27,800	1,683,290
Eli Lilly & Co.	17,480	1,846,762
Merck & Co., Inc.	40,058	2,747,578
Roche Holding AG	7,360	1,828,515

		11,113,233

Medical-HMO - 1.5%

UnitedHealth Group, Inc.	7,315	1,963,785

Multimedia - 0.6%

Viacom, Inc., Class B	25,740	753,667

Networking Products - 2.7%

Cisco Systems, Inc.	70,709	3,377,769

Oil Companies-Exploration & Production - 6.6%

Canadian Natural Resources, Ltd.	48,560	1,659,295
EOG Resources, Inc.	19,290	2,280,657
Marathon Oil Corp.	83,478	1,795,612
Occidental Petroleum Corp.	16,570	1,323,446
Pioneer Natural Resources Co.	7,530	1,315,491

		8,374,501

Oil Companies-Integrated - 4.1%

Chevron Corp.	30,961	3,667,640
Exxon Mobil Corp.	19,867	1,592,737

		5,260,377

Oil-Field Services - 1.1%

Halliburton Co.	34,970	1,394,953

Paper & Related Products - 1.2%

International Paper Co.	29,415	1,504,283

Real Estate Investment Trusts - 2.9%

Brixmor Property Group, Inc.	42,860	780,909
Crown Castle International Corp.	11,590	1,321,608
Park Hotels & Resorts, Inc.	45,969	1,537,663

		3,640,180

Retail-Building Products - 1.1%

Home Depot, Inc.	6,754	1,356,001

Retail-Catalog Shopping - 1.0%

Qurate Retail Group, Inc.†	60,940	1,266,943

Retail-Major Department Stores - 1.1%

TJX Cos., Inc.	12,550	1,380,123

Semiconductor Components-Integrated Circuits - 3.5%

Analog Devices, Inc.	11,899	1,176,216
Maxim Integrated Products, Inc.	22,915	1,385,670
QUALCOMM, Inc.	27,790	1,909,451

		4,471,337

Telephone-Integrated - 2.4%

Verizon Communications, Inc.	57,175	3,108,605

Television - 0.7%

CBS Corp., Class B	17,335	919,102

Tobacco - 2.0%

British American Tobacco PLC	17,975	867,247
Philip Morris International, Inc.	21,590	1,681,645

		2,548,892

Transport-Rail - 1.4%

Union Pacific Corp.	11,780	1,774,304

Wireless Equipment - 0.9%

Nokia OYJ ADR#	206,320	1,145,076

Total Long-Term Investment Securities
(cost $95,138,384)		125,471,386

REPURCHASE AGREEMENTS - 1.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount of $1,738,068, collateralized by $1,555,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $1,776,502. (cost $1,738,000)	1,738,000	1,738,000

TOTAL INVESTMENTS
(cost $96,876,384)	99.9%	127,209,386
Other assets less liabilities	0.1	126,681

NET ASSETS	100.0%	$127,336,067

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At August 31, 2018, the Fund had loaned securities with a total value of $1,817,903. This was secured by collateral of $1,877,974 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
United States Treasury Bills	0.00%	10/18/2018 to 02/28/2019	$59,130
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	1,818,844

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$125,471,386	$—	$—	$125,471,386
Repurchase Agreements	—	1,738,000	—	1,738,000

Total Investments at Value	$125,471,386	$1,738,000	$—	$127,209,386

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $4,143,260 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - August 31, 2018 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of August 31, 2018, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund, and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Global Social Awareness Fund, Growth & Income Fund International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Global Strategy Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of August 31, 2018, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of August 31, 2018, please refer to the schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts
Fund	Swap Contracts(1)	Futures Contracts(3)	Options Purchased(2)	Forward Foreign Currency Contracts(1)	Total
Asset Allocation	$—	$21,960	$—	$424,528	$446,488
Dynamic Allocation	—	4,500	948,991	—	953,491
Global Social Awareness	—	460	—	—	460
Global Strategy	1,224,411	—	—	1,788,926	3,013,337
Growth	—	—	—	110,614	110,614
Growth & Income	—	65	—	—	65
International Equities Index	—	—	—	—	—
Mid Cap Index	—	247,680	—	—	247,680
Nasdaq-100® Index	—	49,490	—	—	49,490
Small Cap Index	—	95,475	—	—	95,475
Stock Index	—	2,275	—	—	2,275

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts
Fund	Swap Contracts(1)	Futures Contracts(3)	Options Written(2)	Forward Foreign Currency Contracts(1)	Total
Asset Allocation	$—	$11,095	$—	$433,181	$444,276
Dynamic Allocation	—	—	858,015	—	858,015
Emerging Economies	—	—	—	—	—
Global Social Awareness	—	—	—	—	—
Global Strategy	28,474	—	—	479,075	507,549
Growth	—	—	—	20,629	20,629
Growth & Income	—	—	—	—	—
International Equities Index	—	197,400	—	—	197,400
Mid Cap Index	—	—	—	—	—
Nasdaq-100® Index	—	—	—	—	—
Small Cap Index	—	—	—	—	—
Stock Index	—	—	—	—	—

Portfolio of Investments Location:

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(2)	Reported at value on the Portfolio of Investments
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Asset Allocation	$(157,854)
Dynamic Allocation	2,561,278
Global Social Awareness	520,847
Growth & Income	15,814
International Equities Index	(312,685)
Mid Cap Index	957,963
Nasdaq-100® Index	1,422,384
Small Cap Index	1,034,207
Stock Index	2,373,456

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I or VALIC Co. II Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended August 31, 2018, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2018	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 8/31/2018
VALIC Co. I Blue Chip Growth Fund	$7,031,944	—	—	$16,249	$305,519	$73,225	$377,476	$7,193,375
VALIC Co. I Broad Cap Value Income Fund	9,722,551	—	—	23,214	436,456	68,298	442,168	9,819,775
VALIC Co. I Capital Conservation Fund	16,101,298	—	—	337,140	698,329	(13,217)	79,414	15,806,306
VALIC Co. I Dividend Value Fund	8,840,596	—	—	20,891	392,810	7,135	533,735	9,009,547
VALIC Co. I Emerging Economies Fund	2,848,116	—	—	6,963	126,720	7,012	(218,435)	2,516,936
VALIC Co. I Foreign Value Fund	7,842,680	—	—	18,571	1,136,516	(82,897)	(86,899)	6,554,939
VALIC Co. I Global Real Estate Fund	1,890,673	—	—	4,642	87,291	(2,745)	39,036	1,844,315
VALIC Co. I Government Securities Fund	9,183,677	—	—	622,052	414,633	(19,352)	58,083	9,429,827
VALIC Co. I Growth & Income Fund	4,010,587	—	—	9,285	174,582	57,264	254,520	4,157,074
VALIC Co. I Growth Fund	9,043,859	—	—	20,892	642,810	69,185	654,455	9,145,581
VALIC Co. I Inflation Protected Fund	3,921,304	—	—	9,285	174,582	(4,582)	7,968	3,759,393
VALIC Co. I International Equities Index Fund	4,833,579	—	—	11,607	218,228	5,943	(50,480)	4,582,421
VALIC Co. I International Government Bond Fund	969,025	—	—	2,322	43,646	(1,768)	(12,932)	913,001
VALIC Co. I International Growth Fund	8,142,261	—	—	18,570	1,434,407	60,821	(168,172)	6,619,073
VALIC Co. I Large Cap Core Fund	7,841,315	—	—	18,571	349,164	(46,479)	611,881	8,076,124
VALIC Co. I Large Capital Growth Fund	8,086,358	—	—	18,570	749,164	59,863	595,061	8,010,688
VALIC Co. I Mid Cap Index Fund	4,064,365	—	—	409,285	179,853	32,685	194,454	4,520,936
VALIC Co. I Stock Index Fund	30,027,657	—	—	69,639	2,109,367	531,557	1,703,960	30,223,446
VALIC Co. I Value Fund	9,840,019	—	—	23,213	436,456	139,408	309,886	9,876,070
VALIC Co. II Capital Appreciation Fund	7,189,706	31,163	333,793	381,204	705,519	217,722	138,790	7,221,903
VALIC Co. II Core Bond Fund	14,049,943	327,292	5,030	664,821	611,038	3,810	(270,288)	13,837,248
VALIC Co. II High Yield Bond Fund	1,993,983	111,551	—	116,193	87,291	(7,454)	(68,049)	1,947,382
VALIC Co. II Mid Cap Growth Fund	2,020,250	2,653	315,813	1,223,109	97,832	10,080	(175,185)	2,980,422
VALIC Co. II Mid Cap Value Fund	2,011,436	8,167	148,850	1,111,660	97,832	(9,122)	(63,560)	2,952,582
VALIC Co. II Large Cap Value Fund	3,984,804	46,111	128,903	184,299	174,582	(7,574)	17,405	4,004,352
VALIC Co. II International Opportunities Fund	2,001,015	15,579	—	20,221	383,075	18,761	(62,318)	1,594,604
VALIC Co. II Small Cap Growth Fund	4,120,557	—	128,325	337,611	178,799	24,733	232,751	4,536,853
VALIC Co. II Small Cap Value Fund	4,125,380	31,613	276,467	717,365	179,853	(23,453)	(142,566)	4,496,873
VALIC Co. II Strategic Bond Fund	3,474,509	125,832	—	133,956	152,759	(10,535)	(99,830)	3,345,341

	$199,213,447	$699,961	$1,337,181	$6,551,400	$12,779,113	$1,158,324	$4,832,329	$198,976,387

Stock Index Fund

Security	Value at 05/31/2018	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 8/31/2018
American International Group, Inc. Common Stock	$10,013,788	$60,701	$—	$26,727	$—	$—	$71,090	$10,111,605

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	October 29, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	October 29, 2018